UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: February 28, 2010

                     Date of reporting period: May 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
COMMON STOCKS: 96.02%
ADMINISTRATION OF ECONOMIC PROGRAMS: 0.03%
      98,908   HINDUSTAN UNILEVER LIMITED                                                                   $        486,186
                                                                                                            ----------------
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS: 0.01%
       4,900   KURITA WATER INDUSTRIES LIMITED                                                                       135,419
       2,200   TOMRA SYSTEMS ASA                                                                                       8,718
                                                                                                                     144,137
                                                                                                            ----------------
AEROSPACE, DEFENSE: 0.07%
      54,987   BE AEROSPACE INCORPORATED+<<                                                                          818,207
      47,734   ROLLS ROYCE GROUP PLC                                                                                 255,118
                                                                                                                   1,073,325
                                                                                                            ----------------
AGRICULTURAL CHEMICALS: 0.00%
       2,000   NIHON NOHYAKU COMPANY LIMITED                                                                          18,534
                                                                                                            ----------------
AGRICULTURAL PRODUCTION CROPS: 0.03%
      87,000   BISI INTERNATIONAL PT+                                                                                 14,803
      33,559   CHIQUITA BRANDS INTERNATIONAL INCORPORATED+<<                                                         350,692
       1,936   EBRO PULEVA SA                                                                                         30,385
      54,500   SINAR MAS AGRO RESOURCES & TECHNOLOGY TBK PT                                                           18,008
                                                                                                                     413,888
                                                                                                            ----------------
AGRICULTURAL SERVICES: 0.20%
       6,971   ABB GRAIN LIMITED                                                                                      51,183
      31,900   ASIATIC DEVELOPMENT BHD                                                                                49,419
      45,000   ASTRA AGRO LESTARI TBK PT                                                                              78,573
       5,345   AUSTRALIAN AGRICULTURAL COMPANY LIMITED                                                                 6,843
      11,660   AWB LIMITED                                                                                            11,157
         313   BAYWA AG                                                                                                8,374
      87,776   CHAODA MODERN AGRICULTURE LIMITED                                                                      55,637
     298,500   CHAROEN POKPHAND FOODS PCL                                                                             37,006
      15,000   CHINA GREEN HOLDINGS LIMITED                                                                           13,761
      16,804   COMPASS MINERALS INTERNATIONAL INCORPORATED                                                           901,199
       2,456   CRESUD SACIFYA                                                                                         23,528
       2,979   EGYPTIAN FINANCIAL & INDUSTRIAL COMPANY                                                                11,786
     225,680   GOLDEN AGRI-RESOURCES LIMITED                                                                          67,214
       1,909   GRAIN CORPORATION LIMITED                                                                              10,976
         900   HOKUTO CORPORATION                                                                                     17,758
     233,800   IOI CORPORATION BHD                                                                                   304,588
      36,500   KUALA LUMPUR KEPONG BHD                                                                               120,578
      54,600   OLAM INTERNATIONAL LIMITED                                                                             74,090
       1,400   SAKATA SEED CORPORATION                                                                                19,395
       3,600   UNITED PLANTATIONS BHD                                                                                 12,549
      44,993   VCA ANTECH INCORPORATED+                                                                            1,091,980
       4,800   YARA INTERNATIONAL ASA                                                                                159,285
                                                                                                                   3,126,879
                                                                                                            ----------------
AIRPORT DEVELOPMENT, MAINTENANCE: 0.00%
      52,544   AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                                 54,049
                                                                                                            ----------------
AMUSEMENT & RECREATION SERVICES: 0.36%
          20   ACCORDIA GOLF COMPANY LIMITED                                                                          15,799
         700   ALPEN COMPANY LIMITED                                                                                  11,622
      20,564   ARISTOCRAT LEISURE LIMITED                                                                             60,198
         500   ARUZE CORPORATION                                                                                       4,487

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
AMUSEMENT & RECREATION SERVICES (continued)
       1,500   AVEX GROUP HOLDINGS INCORPORATED                                                             $         13,934
      28,216   BALLY TECHNOLOGIES INCORPORATED+                                                                      790,048
      55,800   BEC WORLD PCL                                                                                          31,633
      19,100   BERJAYA LAND BHD                                                                                       17,947
      41,300   BERJAYA SPORTS TOTO BHD                                                                                55,924
     114,000   CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                                27,750
       1,521   CLUB MEDITERRANEE+                                                                                     22,136
       1,500   DAIICHIKOSHO COMPANY LIMITED                                                                           14,801
           7   FIELDS CORPORATION                                                                                     10,238
       2,786   FLIGHT CENTRE LIMITED                                                                                  16,529
          20   FUJI TELEVISION NETWORK INCORPORATED                                                                   26,283
       2,074   GESTEVISION TELECINCO SA                                                                               20,355
       1,414   GREAT CANADIAN GAMING CORPORATION+                                                                      6,800
       1,200   H.I.S COMPANY LIMITED                                                                                  21,150
       1,900   HEIWA CORPORATION                                                                                      21,764
      13,571   INFORMA PLC                                                                                            53,356
      75,515   INTERNATIONAL GAME TECHNOLOGY                                                                       1,310,940
       1,614   INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                      11,654
       9,150   KANGWON LAND INCORPORATED                                                                             119,391
          74   KUONI REISEN HOLDING                                                                                   24,604
      13,637   LADBROKERS PLC                                                                                         44,465
      23,000   LI NING COMPANY LIMITED                                                                                56,747
       2,636   LOTTOMATICA SPA                                                                                        52,944
         600   MARS ENGINEERING CORPORATION                                                                           17,151
      72,300   MEDIA PRIMA BHD                                                                                        23,982
      10,400   NAMCO BANDAI HOLDINGS INCORPORATED                                                                    110,178
         140   NIPPON TELEVISION NETWORK CORPORATION                                                                  15,055
       5,577   OPAP SA                                                                                               172,587
       3,000   ORIENTAL LAND COMPANY LIMITED                                                                         198,307
          14   PACIFIC GOLF GROUP INTERNATIONAL                                                                        8,222
         664   PADDY POWER PLC                                                                                        16,063
       5,155   PARTYGAMING PLC                                                                                        21,217
      32,331   PINNACLE ENTERTAINMENT INCORPORATED+<<                                                                344,325
      14,400   PMP LIMITED                                                                                             4,739
     233,815   RESORTS WORLD BHD                                                                                     185,741
       2,880   RESORTTRUST INCORPORATED                                                                               27,810
       1,200   ROUND ONE CORPORATION                                                                                  11,102
       8,600   SEGA SAMMY HOLDINGS INCORPORATED                                                                       95,708
       5,000   SHOCHIKU COMPANY LIMITED                                                                               37,317
       3,029   SUN TV NETWORK LIMITED                                                                                 16,334
      27,275   TABCORP HOLDINGS LIMITED                                                                              161,772
      56,039   TATTERSALL'S LIMITED                                                                                  110,983
      10,167   TEN NETWORK HOLDINGS LIMITED                                                                            8,200
      30,457   TICKETMASTER+<<                                                                                       236,955
       5,000   TOEI COMPANY LIMITED                                                                                   21,547
      11,000   TOKYO DOME CORPORATION                                                                                 36,843
      12,000   TOKYOTOKEIBA COMPANY LIMITED                                                                           18,331
           9   TV ASAHI CORPORATION                                                                                   13,212
      27,221   WILLIAM HILL PLC                                                                                       93,767
      23,097   WMS INDUSTRIES INCORPORATED+<<                                                                        819,251
       1,200   YOSHIMOTO KOGYO COMPANY LIMITED                                                                        11,474
                                                                                                                   5,701,672
                                                                                                            ----------------
APPAREL: 0.00%
      37,000   CHINA HONGXING SPORTS LIMITED                                                                           4,818
                                                                                                            ----------------
APPAREL & ACCESSORY STORES: 0.93%
       1,100   ADERANS COMPANY LIMITED                                                                                11,837
       5,166   ADIDAS-SALOMON AG                                                                                     189,580
      36,160   AEROPOSTALE INCORPORATED+<<                                                                         1,251,859
      44,280   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                                655,787

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
APPAREL & ACCESSORY STORES (continued)
      43,222   ANN TAYLOR STORES CORPORATION+                                                               $        316,385
       3,300   AOKI HOLDINGS INCORPORATED                                                                             34,879
       3,400   AOYAMA TRADING COMPANY LIMITED                                                                         57,808
       2,095   BEIERSDORF AG                                                                                         103,061
     190,000   BELLE INTERNATIONAL HOLDINGS LIMITED                                                                  149,668
       2,512   BULGARI SPA                                                                                            13,825
      20,946   CATO CORPORATION                                                                                      403,001
         461   CHARLES VOEGELE HOLDING AG                                                                             17,456
     131,008   CHICO'S FAS INCORPORATED+<<                                                                         1,278,638
     111,000   CHINA DONGXIANG GROUP COMPANY                                                                          62,576
       2,000   CHIYODA COMPANY LIMITED                                                                                29,265
      29,653   CHRISTOPHER & BANKS CORPORATION                                                                       153,603
      15,800   CITIZEN HOLDINGS COMPANY LIMITED                                                                       79,687
      48,426   COLLECTIVE BRANDS INCORPORATED+<<                                                                     714,768
     302,688   COMPAL ELECTRONIC INCORPORATED                                                                        258,512
      17,840   DEBENHAMS PLC                                                                                          26,821
         562   DOUGLAS HOLDING AG                                                                                     23,162
       3,500   FAST RETAILING COMPANY LIMITED                                                                        414,938
      23,300   GAP INCORPORATED                                                                                      415,905
         950   GEOX SPA                                                                                                7,521
      48,000   GIORDANO INTERNATIONAL LIMITED                                                                         10,262
       9,000   HANKYU DEPARTMENT STORES                                                                               52,762
       6,422   HMV GROUP PLC                                                                                          12,837
       5,523   INDUSTRIA DE DISENO TEXTIL SA                                                                         249,782
      28,357   J.CREW GROUP INCORPORATED+<<                                                                          733,312
      17,691   KOHL'S CORPORATION+                                                                                   751,337
       6,257   L'OREAL SA                                                                                            495,480
      71,600   LIMITED BRANDS                                                                                        895,716
         815   LOTTE SHOPPING COMPANY LIMITED                                                                        157,049
      12,300   MARUI COMPANY LIMITED                                                                                  72,859
       5,066   NEXT PLC                                                                                              120,198
       2,400   NISHIMATSUYA CHAIN COMPANY LIMITED                                                                     19,487
      43,879   NORDSTROM INCORPORATED                                                                                863,978
       1,103   ORIFLAME COSMETICS SA                                                                                  49,127
       1,966   PINAULT-PRINTEMPTS-REDOUTE SA                                                                         166,085
         730   POINT INCORPORATED                                                                                     34,756
         122   PUMA AG RUDOLF DASSLER SPORT                                                                           28,154
     223,531   QUANTA COMPUTER INCORPORATED                                                                          361,269
       2,386   REITMAN'S CANADA LIMITED CLASS A                                                                       28,083
       1,000   RIGHT ON COMPANY LIMITED                                                                                7,911
      29,362   ROSS STORES INCORPORATED                                                                            1,149,816
       3,000   SEIKO HOLDINGS CORPORATION CLASS C                                                                      8,181
       1,100   SHIMANURA COMPANY LIMITED                                                                              84,753
      18,000   SHISEIDO COMPANY LIMITED                                                                              306,527
       1,261   SIGNET JEWELERS LIMITED+                                                                               22,675
       1,220   SWATCH GROUP AG                                                                                        42,360
         760   SWATCH GROUP AG CLASS B                                                                               126,865
      14,000   TAKASHIMAYA COMPANY LIMITED                                                                            88,421
      22,283   TRUWORTHS INTERNATIONAL LIMITED                                                                       102,051
      18,347   UNDER ARMOUR INCORPORATED+<<                                                                          450,235
       2,400   UNI-CHARM CORPORATION                                                                                 167,749
       1,900   UNITED ARROWS LIMITED                                                                                  12,501
      26,681   URBAN OUTFITTERS INCORPORATED+                                                                        544,826
      26,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                   60,941
                                                                                                                  14,948,887
                                                                                                            ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.55%
       1,225   BENETTON GROUP SPA                                                                                     11,489
       8,855   BILLABONG INTERNATIONAL LIMITED                                                                        56,330
      96,000   BOSIDENG INTERNATIONAL HOLDINGS LIMITED                                                                12,989
       9,631   BURBERRY GROUP PLC                                                                                     60,001
       1,200   DAIDOH LIMITED                                                                                          6,284

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (continued)
       3,000   DESCENTE LIMITED                                                                             $         13,628
      13,626   GUESS? INCORPORATED<<                                                                                 351,823
       9,000   GUNZE LIMITED                                                                                          31,334
      69,965   HANESBRANDS INCORPORATED+<<                                                                         1,182,409
      12,751   HENNES & MAURITZ AB CLASS B                                                                           610,692
       1,654   HERMES INTERNATIONAL                                                                                  222,424
      18,607   INFOSYS TECHNOLOGIES LIMITED                                                                          637,177
      63,700   JONES APPAREL GROUP INCORPORATED                                                                      579,670
       1,000   KATAKURA INDUSTRIES COMPANY LIMITED                                                                     8,427
      71,800   LIZ CLAIBORNE INCORPORATED                                                                            323,100
          79   LPP SA+                                                                                                25,192
       3,000   MIZUNO CORPORATION                                                                                     13,878
         700   NAGAILEBEN COMPANY LIMITED                                                                             12,600
       3,318   NOBEL BIOCARE HOLDING AG                                                                               76,787
       6,000   ONWARD KASHIYAMA COMPANY LIMITED                                                                       37,511
      27,310   PHILLIPS-VAN HEUSEN CORPORATION                                                                       804,826
      11,816   POLO RALPH LAUREN CORPORATION                                                                         635,937
      11,500   PORTS DESIGN LIMITED                                                                                   22,778
     194,305   POU CHEN CORPORATION                                                                                  128,912
      99,030   QUIKSILVER INCORPORATED+                                                                              302,042
       5,000   SANYO SHOKAI LIMITED                                                                                   17,461
      15,928   THE GYMBOREE CORPORATION+<<                                                                           586,947
       3,000   THE JAPAN WOOL TEXTILE COMPANY LIMITED                                                                 17,812
         207   TOD'S SPA                                                                                              11,713
       4,000   TOKYO STYLE COMPANY LIMITED                                                                            30,764
      19,729   VF CORPORATION                                                                                      1,121,002
       6,000   WACOAL CORPORATION                                                                                     73,209
      25,886   WARNACO GROUP INCORPORATED+<<                                                                         817,998
      34,000   YGM TRADING LIMITED                                                                                    18,284
                                                                                                                   8,863,430
                                                                                                            ----------------
APPLICATIONS SOFTWARE: 0.01%
      17,158   WIPRO LIMITED<<                                                                                       202,464
                                                                                                            ----------------
AUTO PARTS & EQUIPMENT: 0.01%
       4,240   HYUNDAI AUTONET COMPANY LIMITED                                                                        15,845
      35,000   JVC KENWOOD HOLDINGS INCORPORATED+                                                                     25,678
      96,200   SOMBOON ADVANCE TECHNOLOGY PCL                                                                         14,300
   1,551,500   YARNAPUND PCL                                                                                          53,812
                                                                                                                     109,635
                                                                                                            ----------------
AUTO PARTS - ORIGINAL EQUIPMENT: 0.00%
       2,700   TOKAI RIKA COMPANY LIMITED                                                                             40,561
                                                                                                            ----------------
AUTOMOTIVE: 0.00%
       1,200   UNIPRES CORPORATION                                                                                    12,128
                                                                                                            ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.77%
     143,314   TOYOTA MOTOR CORPORATION                                                                            5,714,746
      21,450   ADVANCE AUTO PARTS INCORPORATED                                                                       913,556
       1,200   AUTOBACS SEVEN COMPANY LIMITED                                                                         39,734
      82,844   AUTONATION INCORPORATED+<<                                                                          1,315,563
       7,600   AUTOZONE INCORPORATED+<<                                                                            1,156,340
       8,363   BAYERISCHE MOTOREN WERKE AG                                                                           302,340
      17,700   BRIDGESTONE CORPORATION                                                                               269,923
       2,000   CANADIAN TIRE CORPORATE LIMITED CLASS A                                                                88,665
      14,505   COPART INCORPORATED+                                                                                  445,158
          24   D'IETEREN SA                                                                                            4,939
       9,616   FREEWORLD COATINGS LIMITED                                                                              7,221
      35,000   HOTAI MOTOR COMPANY LIMITED                                                                            73,494

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (continued)
     117,500   NISSAN MOTOR COMPANY LIMITED                                                                 $        708,761
      29,242   O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                 1,054,174
       4,019   PEUGEOT SA                                                                                            122,466
       2,000   SINANEN COMPANY LIMITED                                                                                10,485
       1,420   USS COMPANY LIMITED                                                                                    80,757
                                                                                                                  12,308,322
                                                                                                            ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
       5,568   BAJAJ AUTO LIMITED                                                                                     43,371
       3,188   GHABBOUR AUTO+                                                                                         12,024
      14,169   RYDER SYSTEM INCORPORATED                                                                             399,282
                                                                                                                     454,677
                                                                                                            ----------------
BANKING: 0.01%
         128   BERNER KANTONALBANK AG                                                                                 28,111
       1,432   EFG INTERNATIONAL                                                                                      19,005
       5,303   NATIONAL SOCIETE GENERALE BANK SAE                                                                     25,685
          40   ST. GALLER KANTONALBANK                                                                                14,811
      13,375   TURK EKONOMI BANKASI AS                                                                                 9,897
         500   YACHIYO BANK LIMITED                                                                                   15,092
                                                                                                                     112,601
                                                                                                            ----------------
BEVERAGES: 0.01%
       3,400   BROWN-FORMAN CORPORATION                                                                              159,766
       2,737   COCA-COLA ICECEK URETIM AS                                                                             15,369
                                                                                                                     175,135
                                                                                                            ----------------
BIOPHARMACEUTICALS: 0.06%
      21,200   ACORDA THERAPEUTICS INCORPORATED+                                                                     523,428
      28,997   THERAVANCE INCORPORATED+<<                                                                            429,156
                                                                                                                     952,584
                                                                                                            ----------------
BUILDING: 0.00%
       2,759   BOVIS HOMES GROUP PLC                                                                                  17,445
                                                                                                            ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.66%
       8,805   AMEC PLC                                                                                               96,959
      10,708   BALFOUR BEATTY PLC                                                                                     59,246
       3,719   BARRATT DEVELOPMENTS PLC                                                                                9,641
       2,655   BELLWAY PLC                                                                                            27,896
       2,884   BERKELEY GROUP HOLDINGS PLC                                                                            41,618
         958   BILFINGER BERGER AG                                                                                    47,678
       8,070   CARILLION PLC                                                                                          34,914
      27,600   CENTEX CORPORATION<<                                                                                  232,668
     184,900   CH KARNCHANG PCL                                                                                       22,419
     324,779   CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                                     456,432
       6,000   COMSYS HOLDINGS CORPORATION                                                                            63,209
      35,000   CONTINENTAL ENGINEERING CORPORATION                                                                    15,109
      76,307   CSR LIMITED                                                                                           100,984
       2,033   DAELIM INDUSTRIAL COMPANY LIMITED                                                                      99,764
       6,734   DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                      55,913
      28,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                  267,523
      59,800   DIALOG GROUP BHD                                                                                       19,495
      72,318   DR HORTON INCORPORATED<<                                                                              666,049
       1,675   EIFFAGE SA                                                                                            102,641
       9,482   ENKA INSAAT VE SANAYI AS                                                                               46,588

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
       1,592   FLEETWOOD CORPORATION LIMITED                                                                $          8,282
     147,600   GAMUDA BHD                                                                                            106,912
       7,183   GLOBE TRADE CENTRE SA+                                                                                 42,619
       3,104   GS ENGINEERING & CONSTRUCTION CORPORATION                                                             200,664
       2,009   HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                 30,330
      54,000   HASEKO CORPORATION                                                                                     44,732
       5,453   HASTIE GROUP LIMITED                                                                                    5,582
       1,025   HOCHTIEF AG                                                                                            49,849
       5,262   HOLCIM LIMITED                                                                                        278,721
       4,783   HYUNDAI DEVELOPMENT COMPANY                                                                           157,482
       8,659   HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                    447,930
      43,800   IJM CORPORATION BHD                                                                                    71,020
      13,306   IMPREGILO SPA                                                                                          42,731
      82,400   ITALIAN-THAI DEVELOPMENT PCL                                                                            7,013
      12,000   JGC CORPORATION                                                                                       199,149
       2,686   JM AB                                                                                                  18,967
      49,000   KAJIMA CORPORATION                                                                                    152,389
      40,289   KB HOME<<                                                                                             604,335
         589   KIER GROUP PLC                                                                                          9,687
       6,000   KINDEN CORPORATION                                                                                     49,500
       1,860   KONINKLIJKE BAM GROEP NV                                                                               17,456
       1,172   KUMHO INDUSTRIAL COMPANY LIMITED                                                                       21,455
     151,700   LAND & HOUSES PCL                                                                                      22,769
       6,606   LEIGHTON HOLDINGS LIMITED                                                                             122,384
       5,000   MAEDA CORPORATION                                                                                      19,077
       3,000   MAEDA ROAD CONSTRUCTION COMPANY LIMITED                                                                27,286
      25,900   MALAYSIAN RESOURCES CORPORATION BHD                                                                     9,864
       8,700   MDC HOLDINGS INCORPORATED                                                                             267,177
       1,000   NCC AB                                                                                                  9,824
     109,472   NEW WORLD DEVELOPMENT LIMITED                                                                         208,967
       2,000   NIPPO CORPORATION                                                                                      18,293
      12,000   NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                                17,675
       1,102   NVR INCORPORATED+<<                                                                                   545,380
      34,000   OBAYASHI CORPORATION                                                                                  155,030
       9,000   OKUMURA CORPORATION                                                                                    34,047
         543   PBG SA+                                                                                                35,775
       4,800   PEAB AB                                                                                                22,678
       8,500   PENTA-OCEAN CONSTRUCTION COMPANY LIMITED                                                               12,378
       6,990   PERSIMMON PLC                                                                                          41,576
         625   POLNORD SA+                                                                                             6,295
      49,148   PULTE HOMES INCORPORATED<<                                                                            432,502
      34,558   PYI CORPORATION LIMITED                                                                                 3,505
       3,458   REDROW PLC                                                                                             11,008
         100   ROCKWOOL INTERNATIONAL AS                                                                               7,905
      23,925   RYLAND GROUP INCORPORATED<<                                                                           408,639
      23,000   SEKISUI CHEMICAL COMPANY LIMITED                                                                      141,226
      26,000   SEKISUI HOUSE LIMITED                                                                                 251,735
      36,000   SEMBCORP INDUSTRIES LIMITED                                                                            78,046
      33,000   SHIMIZU CORPORATION                                                                                   149,249
      69,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                            111,838
     291,300   SINO THAI ENGINEERING & CONSTRUCTION PCL                                                               32,942
         446   STRABAG SE                                                                                             10,056
      48,000   TAISEI CORPORATION                                                                                    119,319
         900   TAKAMATSU CORPORATION                                                                                  13,345
      33,368   TAYLOR WOODROW PLC                                                                                     17,459
       9,000   TOA CORPORATION                                                                                        12,177
      11,000   TODA CORPORATION                                                                                       45,583
       2,000   TOENEC CORPORATION                                                                                     10,056
       3,880   TOKYU CONSTRUCTION COMPANY LIMITED                                                                     11,564
      33,425   TOLL BROTHERS INCORPORATED+<<                                                                         621,037
       8,065   UNITED CONSTRUCTION GROUP LIMITED                                                                      63,002
       5,000   UNITED ENGINEERS                                                                                        5,536
      51,000   UNITED FIBER SYSTEM LIMITED                                                                             2,860

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
      40,191   URBI DESARROLLOS URBANOS SA DE CV+                                                           $         55,105
      29,313   WALTER INDUSTRIES INCORPORATED                                                                        956,776
      18,183   WALTER INVESTMENT MANAGEMENT+                                                                         245,468
      24,000   YANLORD LAND GROUP LIMITED                                                                             36,798
       3,315   YIT OYJ                                                                                                35,189
      41,800   YTL CORPORATION BHD                                                                                    79,656
      10,000   ZELAN BHD                                                                                               2,801
         330   ZPH STALPRODUKT SA                                                                                     45,785
                                                                                                                  10,628,193
                                                                                                            ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.43%
      53,000   ASAHI GLASS COMPANY LIMITED                                                                           389,410
       7,000   CENTRAL GLASS COMPANY LIMITED                                                                          26,631
      13,800   DAIKIN INDUSTRIES LIMITED                                                                             429,026
       5,900   DCM JAPAN HOLDINGS COMPANY LIMITED                                                                     33,467
      30,756   FASTENAL COMPANY<<                                                                                  1,021,714
      27,150   FLETCHER BUILDING LIMITED                                                                             113,994
       1,100   FLSMIDTH & COMPANY A/S                                                                                 40,872
      27,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                 44,174
       1,002   GEBERIT AG                                                                                            123,494
       4,315   GRAFTON GROUP PLC                                                                                      17,095
      79,930   HOME DEPOT INCORPORATED                                                                             1,851,179
         132   IMERYS SA I09 SHARES+(A)                                                                                5,595
       1,700   KCI KONECRANES OYJ                                                                                     40,894
       2,000   KEIYO COMPANY LIMITED                                                                                   9,994
      60,661   KINGFISHER PLC                                                                                        175,037
       2,792   KINGSPAN GROUP PLC                                                                                     18,329
       2,600   KOMERI COMPANY LIMITED                                                                                 58,512
      16,000   MATSUSHITA ELECTRIC WORKS LIMITED                                                                     132,857
      28,000   NIPPON SHEET GLASS COMPANY LIMITED                                                                     80,384
       2,381   REECE AUSTRALIA LIMITED                                                                                36,846
       1,600   RINNAI CORPORATION                                                                                     66,756
       2,359   RONA INCORPORATED+                                                                                     27,009
      27,354   SANDVIK AB                                                                                            225,393
       9,000   SANWA SHUTTER CORPORATION                                                                              27,614
       1,218   SCHINDLER HOLDING AG                                                                                   73,058
       6,494   SCHNEIDER ELECTRIC SA                                                                                 485,421
      22,400   SHERWIN-WILLIAMS COMPANY                                                                            1,182,720
      89,000   TECHTRONIC INDUSTRIES COMPANY                                                                          66,927
         749   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                          32,025
       1,713   WIENERBERGER AG                                                                                        24,308
                                                                                                                   6,860,735
                                                                                                            ----------------
BUSINESS SERVICES: 6.06%
     288,580   3COM CORPORATION+                                                                                   1,246,666
      23,326   AARON RENTS INCORPORATED                                                                              759,728
      35,967   ACTIVISION BLIZZARD INCORPORATED+                                                                     434,481
      50,265   ACXIOM CORPORATION                                                                                    537,333
       3,162   ADECCO SA                                                                                             138,271
      32,244   ADOBE SYSTEMS INCORPORATED+<<                                                                         908,636
      10,043   ADVENT SOFTWARE INCORPORATED+<<                                                                       308,220
      16,584   AEGIS GROUP PLC                                                                                        22,115
         700   AEON DELIGHT COMPANY LIMITED                                                                           10,868
      20,641   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                    927,607
      36,905   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                   821,505
      13,760   ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                  557,280
       1,932   ALTRAN TECHNOLOGIES SA+                                                                                 6,579
      47,686   ANSYS INCORPORATED+                                                                                 1,423,904
      14,616   ARBITRON INCORPORATED                                                                                 291,005
       5,848   ASIAN PAINTS LIMITED                                                                                  134,796

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
BUSINESS SERVICES (continued)
       3,940   ASSECO POLAND SA                                                                             $         67,545
       7,805   ASX LIMITED                                                                                           219,235
         916   ATOS ORIGIN SA                                                                                         31,085
       6,288   AUSDRILL LIMITED                                                                                        4,457
       5,717   AUTONOMY CORPORATION PLC+                                                                             143,147
      33,353   AVOCENT CORPORATION+                                                                                  466,942
      16,000   BLACKBOARD INCORPORATED+<<                                                                            461,120
      41,900   BMC SOFTWARE INCORPORATED+                                                                          1,428,790
       1,423   BOLSAS Y MARCADOS ESPANOLES                                                                            45,674
      65,779   BRAMBLES LIMITED                                                                                      312,897
      23,222   BRINK'S HOME SECURITY HOLDINGS+                                                                       668,794
       5,880   BTG PLC+                                                                                               14,638
      25,000   CA INCORPORATED                                                                                       436,250
      16,183   CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                            620,942
      16,065   CAPITA GROUP PLC                                                                                      186,623
      13,596   CERNER CORPORATION+<<                                                                                 792,511
       6,200   CGI GROUP INCORPORATED+                                                                                57,641
      47,133   CHECK POINT SOFTWARE TECHNOLOGIES+<<                                                                1,100,556
      37,000   CHINA EVERBRIGHT INTERNATIONAL LIMITED                                                                 11,873
     603,688   CHINA UNICOM LIMITED                                                                                  743,077
      39,700   CITRIX SYSTEMS INCORPORATED+                                                                        1,246,977
      27,345   COGNEX CORPORATION                                                                                    357,946
      65,247   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                 1,643,572
      20,811   COMPUTERSHARE LIMITED                                                                                 148,961
      67,283   COMPUWARE CORPORATION+<<                                                                              513,369
      26,140   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                   771,130
      85,577   CONVERGYS CORPORATION+                                                                                791,587
       3,400   CSK HOLDINGS CORPORATION                                                                               14,522
          15   CYBERAGENT INCORPORATED                                                                                10,935
      39,100   CYBERSOURCE CORPORATION+                                                                              508,300
       2,100   DAISEKI COMPANY LIMITED                                                                                41,516
       3,959   DAVIS SERVICE GROUP PLC                                                                                20,081
       2,629   DCC PLC                                                                                                54,902
      38,280   DELUXE CORPORATION                                                                                    541,279
          17   DENA COMPANY LIMITED                                                                                   58,259
      11,100   DENTSU INCORPORATED                                                                                   211,994
      19,256   DIGITAL RIVER INCORPORATED+<<                                                                         734,231
      34,572   DIMENSION DATA HOLDINGS PLC                                                                            31,541
       1,353   DISCOUNT INVESTMENT CORPORATION                                                                        23,798
       9,445   DST SYSTEMS INCORPORATED+<<                                                                           361,744
         800   DTS CORPORATION                                                                                         7,948
      82,092   EARTHLINK INCORPORATED+                                                                               643,601
      70,108   EBAY INCORPORATED+                                                                                  1,235,303
      19,532   ELECTRONIC ARTS INCORPORATED+                                                                         449,041
      39,744   ELECTRONICS FOR IMAGING INCORPORATED+                                                                 404,196
      26,667   EXPERIAN GROUP LIMITED                                                                                198,017
      43,409   F5 NETWORKS INCORPORATED+<<                                                                         1,378,670
       9,473   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                 501,122
      36,155   FAIR ISAAC CORPORATION                                                                                635,605
      41,474   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED<<                                                 798,789
       1,415   FINANCIAL TECHNOLOGIES (INDIA) LIMITED                                                                 43,605
         638   FIRSTSERVICE CORPORATION+                                                                               8,205
      36,314   FISERV INCORPORATED+                                                                                1,538,261
       7,014   FOCUS MEDIA HOLDING LIMITED+<<                                                                         60,320
       8,186   FORRESTER RESEARCH INCORPORATED+                                                                      189,670
      21,000   GALLANT VENTURE LIMITED+                                                                                3,193
       1,693   GARDA WORLD SECURITY CORPORATION CLASS A+                                                               5,660
      14,700   GARTNER INCORPORATED+                                                                                 225,645
           9   GCA SAVVIAN GROUP CORPORATION                                                                          14,266
       2,862   GEMALTO NV+                                                                                            94,692
         353   GFK SE                                                                                                  7,964
     150,333   GLG PARTNERS INCORPORATED<<                                                                           548,715
      18,608   GLOBAL PAYMENTS INCORPORATED                                                                          669,144

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
BUSINESS SERVICES (continued)
      15,107   GOOGLE INCORPORATED CLASS A+                                                                 $      6,303,094
      24,931   GREATEK ELECTRONIC INCORPORATED                                                                        22,328
     112,000   GUANGDONG INVESTMENT LIMITED                                                                           56,890
       4,345   HAVAS SA                                                                                               11,634
       4,000   HAW PAR CORPORATION LIMITED                                                                            12,726
         700   HITACHI INFORMATION SYSTEMS LIMITED                                                                    14,022
      24,642   HLTH CORPORATION+<<                                                                                   290,529
      14,000   HMS HOLDINGS CORPORATION+                                                                             492,100
       1,137   HOMESERVE PLC                                                                                          25,666
      48,500   HONG KONG EXCHANGES & CLEARING LIMITED                                                                757,827
      21,783   HOUSING DEVELOPMENT FINANCE CORPORATION                                                             1,017,823
      11,700   HURON CONSULTING GROUP INCORPORATED+                                                                  536,211
       9,000   HYFLUX LIMITED                                                                                         13,319
         717   I-FLEX SOLUTIONS LIMITED                                                                               17,731
         383   ILIAD SA                                                                                               42,788
      46,200   IMS HEALTH INCORPORATED                                                                               556,248
      24,915   INDUSTREA LIMITED                                                                                       4,476
      22,659   INDUSTRIAL DEVELOPMENT BANK OF INDIA LIMITED                                                           45,107
      47,117   INFORMATICA CORPORATION+                                                                              769,421
      28,209   INFOSPACE INCORPORATED+                                                                               197,463
      24,277   INFOSYS TECHNOLOGIES LIMITED ADR<<                                                                    839,499
     121,183   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                          634,999
       5,289   INTERSERVE PLC                                                                                         15,413
       1,200   INTRUM JUSTITIA AB                                                                                     12,286
      66,842   INTUIT INCORPORATED+                                                                                1,819,439
       2,961   INVOCARE LIMITED                                                                                       12,731
         407   IPSOS                                                                                                  10,125
       2,812   IRESS MARKET TECHNOLOGY LIMITED                                                                        15,910
      40,414   IRON MOUNTAIN INCORPORATED+<<                                                                       1,101,282
      36,593   ITAUSA INVESTIMENTOS ITAU SA                                                                          194,533
       1,281   JC DECAUX SA                                                                                           21,063
      32,484   JUNIPER NETWORKS INCORPORATED+                                                                        803,329
       1,276   JYSKE BANK+                                                                                            35,427
          12   KABU.COM SECURITIES COMPANY LIMITED                                                                    13,764
          16   KAKAKU.COM INCORPORATED                                                                                59,504
          22   KENEDIX INCORPORATED                                                                                    6,721
      56,138   KEPPEL CORPORATION LIMITED                                                                            282,401
       4,287   KONE OYJ                                                                                              130,811
       5,000   KYOWA EXEO CORPORATION                                                                                 47,722
      34,983   LAMAR ADVERTISING COMPANY+<<                                                                          649,634
      20,213   LENDER PROCESSING SERVICES INCORPORATED                                                               587,188
       2,820   LG DACOM CORPORATION                                                                                   41,470
      41,058   LOGICACMG PLC                                                                                          49,186
       1,440   LOOMIS AB                                                                                              15,402
         452   MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                              11,510
      43,191   MAN GROUP PLC                                                                                         170,642
      20,300   MANPOWER INCORPORATED                                                                                 862,953
      81,000   MARUBENI CORPORATION                                                                                  367,921
       5,155   MASTERCARD INCORPORATED CLASS A                                                                       908,981
      34,334   MCAFEE INCORPORATED+                                                                                1,346,923
      50,881   MENTOR GRAPHICS CORPORATION+                                                                          285,951
       6,620   MICHAEL PAGE INTERNATIONAL PLC                                                                         27,652
     501,871   MICROSOFT CORPORATION                                                                              10,484,085
      73,600   MITSUBISHI CORPORATION                                                                              1,402,514
       3,000   MITSUI-SOKO COMPANY LIMITED                                                                            11,396
          44   MONEX BEANS HOLDINGS INCORPORATED                                                                      16,591
      28,013   MONSTER WORLDWIDE INCORPORATED+<<                                                                     327,192
         700   MOSHI MOSHI HOTLINE INCORPORATED                                                                       12,781
      68,883   MPS GROUP INCORPORATED+                                                                               521,444
       3,324   N BROWN GROUP PLC                                                                                      13,405
      36,885   NCR CORPORATION+                                                                                      396,145
         800   NEC FIELDING LIMITED                                                                                    9,258
       8,300   NETEASE.COM INCORPORATED ADR+<<                                                                       287,014

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
BUSINESS SERVICES (continued)
      24,577   NETFLIX INCORPORATED+<<                                                                      $        968,825
         500   NIPPON KANZAI COMPANY LIMITED                                                                           7,112
       1,400   NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED                                                              12,993
      87,961   NOVELL INCORPORATED+                                                                                  365,918
         600   NS SOLUTIONS CORPORATION                                                                                8,244
      15,052   NWS HOLDINGS LIMITED                                                                                   32,595
         300   OBIC BUSINESS CONSULTANTS LIMITED                                                                      11,593
       1,300   OPEN TEXT CORPORATION+                                                                                 45,963
     245,715   ORACLE CORPORATION                                                                                  4,813,557
       3,458   PATNI COMPUTER SYSTEMS LIMITED                                                                         16,134
       1,942   PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                   44,666
       4,301   PROGRAMMED MAINTENANCE SERVICES LIMITED                                                                 8,670
      21,973   PROGRESS SOFTWARE CORPORATION+                                                                        492,635
      24,488   PSION PLC                                                                                              21,885
       4,100   QUALITY SYSTEMS INCORPORATED<<                                                                        204,713
      73,034   REALNETWORKS INCORPORATED+                                                                            186,967
      41,653   RED HAT INCORPORATED+                                                                                 830,977
       9,839   REGUS PLC                                                                                              11,083
      49,906   RENT-A-CENTER INCORPORATED+                                                                           974,664
       2,129   RITCHIE BROS AUCTIONEERS INCORPORATED                                                                  48,284
      33,440   ROBERT HALF INTERNATIONAL INCORPORATED                                                                715,282
         914   ROYALBLUE GROUP PLC                                                                                    16,812
       3,331   RPS GROUP PLC                                                                                          10,244
      40,341   S1 CORPORATION+                                                                                       273,512
       1,493   S1 CORPORATION INCORPORATED (KOREA)                                                                    63,653
      23,407   SALESFORCE.COM INCORPORATED+<<                                                                        888,296
      23,587   SAP AG                                                                                              1,018,368
      16,451   SATYAM COMPUTER SERVICES LIMITED                                                                       34,876
       8,400   SECURITAS AB                                                                                           71,878
       5,403   SECURITAS SYSTEMS AB CLASS B                                                                            8,429
       7,640   SEEK LIMITED                                                                                           25,373
         117   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                       146,588
     197,500   SHENZHEN INTERNATIONAL HOLDINGS                                                                        14,145
       1,020   SHREE CEMENT LIMITED                                                                                   22,129
       4,000   SIA ENGINEERING COMPANY                                                                                 7,272
       8,000   SINGAPORE AIRPORT TERMINAL SERVICES LIMITED                                                             8,545
      49,000   SINGAPORE EXCHANGE LIMITED                                                                            250,924
           4   SO-NET ENTERTAINMENT CORPORATION                                                                        8,554
         414   SOFTWARE AG                                                                                            29,433
       3,200   SOHGO SECURITY SERVICES COMPANY LIMITED                                                                29,274
      40,587   SONICWALL INCORPORATED+                                                                               207,400
      42,916   SPHERION CORPORATION+                                                                                 147,631
       2,700   SQUARE ENIX COMPANY LIMITED                                                                            60,068
       7,000   STELLA INTERNATIONAL                                                                                   11,795
         900   SUMISHO COMPUTER SYSTEMS                                                                               13,065
       7,000   SUMITOMO WAREHOUSE COMPANY LIMITED                                                                     28,732
     185,694   SUN MICROSYSTEMS INCORPORATED+                                                                      1,671,246
      30,500   SWIRE PACIFIC LIMITED                                                                                 305,931
         544   SXC HEALTH SOLUTIONS CORPORATION+                                                                      13,439
      42,690   SYBASE INCORPORATED+                                                                                1,388,706
      31,000   SYNOPSYS INCORPORATED+                                                                                603,880
      24,000   TAIWAN SECOM                                                                                           37,703
       1,006   TELEPERFORMANCE                                                                                        29,808
      20,815   TELETECH HOLDINGS INCORPORATED+                                                                       239,997
     453,865   TELMEX INTERNACIONAL SAB DE CV                                                                        255,669
         863   TEMENOS GROUP AG+                                                                                      13,552
       1,300   TEMP HOLDINGS COMPANY LIMITED                                                                           9,318
      21,202   THE BRINK'S COMPANY                                                                                   563,761
         187   THOMSON REUTERS ADR                                                                                    30,711
      54,939   THQ INCORPORATED+                                                                                     353,258
     132,162   TIBCO SOFTWARE INCORPORATED+                                                                          876,234
         800   TKC AS                                                                                                 15,252

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
BUSINESS SERVICES (continued)
         600   TOKYU LIVABLE INCORPORATED                                                                   $          4,282
      23,442   TOMKINS PLC                                                                                            53,861
         929   TOMTOM NV+                                                                                              6,843
       1,700   TOPPAN FORMS COMPANY LIMITED                                                                           20,192
      50,146   TOTAL SYSTEM SERVICES INCORPORATED                                                                    684,493
       7,809   TOWER AUSTRALIA GROUP LIMITED                                                                          16,658
      10,500   TOYOTA TSUSHO CORPORATION                                                                             145,610
       1,300   TRANSCOSMOS INCORPORATED                                                                               12,251
       3,094   TRAVIS PERKINS PLC                                                                                     27,180
     247,902   UNISYS CORPORATION+                                                                                   344,584
      61,539   UNITED ONLINE INCORPORATED                                                                            393,850
         952   USG PEOPLE NV                                                                                          12,267
      42,500   VERISIGN INCORPORATED+                                                                                994,925
      15,356   VIAD CORPORATION                                                                                      224,812
       1,430   VIOHALCO SA                                                                                             9,183
      28,079   VISA INCORPORATED<<                                                                                 1,901,229
      11,801   VMWARE INCORPORATED+<<                                                                                366,303
      21,734   WEBSENSE INCORPORATED+                                                                                394,472
      58,500   WHARF HOLDINGS LIMITED                                                                                243,941
          13   WORKS APPLICATIONS COMPANY LIMITED                                                                      7,895
       1,726   WS ATKINS PLC                                                                                          14,507
      82,450   YAHOO! INCORPORATED+                                                                                1,306,008
         658   YAHOO! JAPAN CORPORATION                                                                              176,523
         700   ZENRIN COMPANY LIMITED                                                                                 10,189
                                                                                                                  97,142,946
                                                                                                            ----------------
CASINO & GAMING: 0.05%
      20,809   MGM MIRAGE+                                                                                           155,235
     110,000   SJM HOLDINGS LIMITED                                                                                   47,942
      17,560   WYNN RESORTS LIMITED+<<                                                                               650,774
                                                                                                                     853,951
                                                                                                            ----------------
CHEMICALS: 0.00%
       6,628   GODREJ INDUSTRIES LIMITED                                                                              19,826
                                                                                                            ----------------
CHEMICALS & ALLIED PRODUCTS: 7.88%
      97,594   ABBOTT LABORATORIES                                                                                 4,397,586
       2,884   ACTELION LIMITED+                                                                                     149,481
       4,400   ADEKA CORPORATION                                                                                      37,869
       4,200   AGRIUM INCORPORATED                                                                                   205,085
       2,800   AICA KOGYO COMPANY LIMITED                                                                             27,636
       6,951   AIR LIQUIDE SA                                                                                        647,317
      12,140   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 786,429
       7,000   AIR WATER INCORPORATED                                                                                 72,161
       6,155   AKZO NOBEL NV                                                                                         287,946
      40,975   ALEXION PHARMACEUTICALS INCORPORATED+                                                               1,495,588
      53,229   ALKERMES INCORPORATED+<<                                                                              433,284
      67,600   AMGEN INCORPORATED+                                                                                 3,375,944
         285   AMOREPACIFIC CORPORATION                                                                              141,293
       3,400   ARISAWA MANUFACTURING COMPANY LIMITED                                                                  14,963
       1,700   ASAHI HOLDINGS INCORPORATED                                                                            32,366
      63,000   ASAHI KASEI CORPORATION                                                                               312,894
       3,000   ASAHI ORGANIC CHEMICALS INDUSTRY COMPANY LIMITED                                                        8,021
      21,800   ASTELLAS PHARMA INCORPORATED                                                                          742,891
      38,747   ASTRAZENECA PLC                                                                                     1,616,707
         734   ATRIUM INNOVATIONS INCORPORATED+                                                                        9,439
      24,000   AVERY DENNISON CORPORATION                                                                            661,440
      24,502   BASF AG                                                                                             1,039,120
      20,600   BATU KAWAN BHD                                                                                         50,765
      19,007   BIOGEN IDEC INCORPORATED+                                                                             984,373

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
CHEMICALS & ALLIED PRODUCTS (continued)
      53,715   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                      $        750,936
       2,900   BIOVAIL CORPORATION                                                                                    36,816
      92,625   BRISTOL-MYERS SQUIBB COMPANY                                                                        1,845,090
         300   C UYEMURA & COMPANY LIMITED                                                                             8,738
      37,606   CABOT CORPORATION                                                                                     600,568
      30,400   CALGON CARBON CORPORATION+<<                                                                          350,512
       3,906   CARDIOME PHARMA CORPORATION+                                                                           16,100
      36,536   CELANESE CORPORATION CLASS A                                                                          749,353
      12,315   CF INDUSTRIES HOLDINGS INCORPORATED                                                                   956,137
      15,956   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                501,497
       9,800   CHATTEM INCORPORATED+<<                                                                               585,354
         725   CHEMRING GROUP PLC                                                                                     23,632
      64,000   CHINA AGRI-INDUSTRIES HOLDINGS LIMITED                                                                 42,380
      90,100   CHINA PETROCHEMICAL DEVELOPMENT CORPORATION                                                            29,525
      16,000   CHINA PHARMACEUTICAL GROUP LIMITED                                                                      9,207
       9,000   CHINA STEEL CHEMICAL CORPORATION                                                                       17,501
       1,377   CHRISTIAN DIOR SA                                                                                     105,892
      11,400   CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                 208,340
       2,000   CHUGOKU MARINE PAINTS LIMITED                                                                          12,477
      15,893   CHURCH & DWIGHT COMPANY INCORPORATED<<                                                                798,941
         645   CIECH SA                                                                                                6,525
       4,697   CLARIANT AG                                                                                            27,764
      31,400   CLOROX COMPANY                                                                                      1,646,616
      31,968   COLGATE-PALMOLIVE COMPANY                                                                           2,108,290
       2,856   CRODA INTERNATIONAL                                                                                    24,594
      28,404   CSL LIMITED                                                                                           670,671
      32,088   CUBIST PHARMACEUTICALS INCORPORATED+<<                                                                547,421
      35,468   CYTEC INDUSTRIES INCORPORATED                                                                         761,853
      16,000   DAICEL CHEMICAL INDUSTRIES LIMITED                                                                     86,825
      30,500   DAIICHI SANKYO COMPANY LIMITED                                                                        574,344
       4,000   DAINICHISEIKA COLOR & CHEMICALS MANUFACTURING COMPANY LIMITED                                          10,298
      33,000   DAINIPPON INK & CHEMICALS INCORPORATED                                                                 53,040
       6,000   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                              49,217
       4,000   DAISO COMPANY LIMITED                                                                                   8,461
       1,106   DC CHEMICAL COMPANY LIMITED                                                                           179,900
      23,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                    63,444
      50,544   DOW CHEMICAL COMPANY                                                                                  893,618
       8,129   DR. REDDYS LABORATORIES LIMITED                                                                       112,179
         500   EARTH CHEMICAL COMPANY LIMITED                                                                         13,365
      18,667   EASTMAN CHEMICAL COMPANY                                                                              773,560
      39,938   ECOLAB INCORPORATED                                                                                 1,491,684
      42,991   EI DU PONT DE NEMOURS & COMPANY                                                                     1,223,954
      12,700   EISAI COMPANY LIMITED                                                                                 436,689
      10,917   ELAN CORPORATION PLC+                                                                                  78,507
       9,136   ELEMENTIS PLC                                                                                           3,868
      45,500   ELI LILLY & COMPANY                                                                                 1,572,935
      24,061   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                           795,938
      53,336   ETERNAL CHEMICAL COMPANY LIMITED                                                                       43,055
       1,500   FANCL CORPORATION                                                                                      17,713
      20,000   FIBRECHEM TECHNOLOGIES LIMITED                                                                              0
      16,174   FMC CORPORATION                                                                                       879,057
      13,900   FOREST LABORATORIES INCORPORATED+                                                                     329,291
     339,000   FORMOSA CHEMICALS & FIBRE CORPORATION                                                                 566,725
     383,000   FORMOSA PLASTICS CORPORATION                                                                          747,028
       4,573   FRESENIUS KABI PHARMACEUTICALS HOLDING INCORPORATED+                                                    1,372
       1,818   FRUTAROM INDUSTRIES LIMITED                                                                            13,169
       1,000   FUJIMI INCORPORATED                                                                                    14,954
       4,000   FUSO PHARMACEUTICAL INDUSTRIES LIMITED                                                                 13,107
      17,253   GENZYME CORPORATION+                                                                                1,020,342
      57,202   GILEAD SCIENCES INCORPORATED+                                                                       2,465,406
         168   GIVAUDAN SA                                                                                           110,441
     152,513   GLAXOSMITHKLINE PLC                                                                                 2,579,153
       1,272   H LUNDBECK AS                                                                                          28,464

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
CHEMICALS & ALLIED PRODUCTS (continued)
       6,373   HANWHA CHEMICAL CORPORATION                                                                  $         52,754
       3,239   HENKEL KGAA                                                                                            87,199
       4,406   HENKEL KGAA PREFERRED                                                                                 135,953
       2,070   HIKMA PHARMACEUTICALS PLC                                                                              14,422
       3,900   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                         126,568
       5,100   HITACHI CHEMICAL COMPANY LIMITED                                                                       78,906
         827   HONAM PETROCHEMICAL CORPORATION                                                                        51,108
     124,153   HUNTSMAN CORPORATION<<                                                                                784,647
      31,598   IDEXX LABORATORIES INCORPORATED+<<                                                                  1,322,376
      39,487   IMMUCOR INCORPORATED+                                                                                 594,279
      74,553   INCITEC PIVOT LIMITED                                                                                 162,804
         815   INTERCELL AG+                                                                                          24,551
      18,618   INTERMUNE INCORPORATED+<<                                                                             220,065
      19,715   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       628,909
      40,978   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                       1,333,014
         346   IPSEN                                                                                                  16,179
     363,121   IRPC PCL                                                                                               39,159
      10,000   ISHIHARA SANGYO KAISHA LIMITED+                                                                        10,650
      37,248   ISRAEL CHEMICALS LIMITED                                                                              425,045
       5,585   JOHNSON MATTHEY PLC                                                                                   110,324
       9,600   JSR CORPORATION                                                                                       143,268
       5,054   JUBILANT ORGANOSYS LIMITED                                                                             18,543
       3,408   K+S AG                                                                                                255,372
       4,000   KAKEN PHARMACEUTICAL COMPANY LIMITED                                                                   35,668
     368,000   KALBE FARMA TBK PT                                                                                     31,587
      14,000   KANEKA CORPORATION                                                                                     97,840
      11,000   KANSAI PAINT COMPANY LIMITED                                                                           69,342
      25,000   KAO CORPORATION                                                                                       551,956
         469   KCC CORPORATION                                                                                       153,331
       1,400   KEMIRA OYJ                                                                                             15,245
      62,684   KING PHARMACEUTICALS INCORPORATED+                                                                    592,991
      26,500   KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                   69,564
       2,000   KISSEI PHARMACEUTICAL COMPANY LIMITED                                                                  45,721
       1,500   KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                               53,957
       4,806   KONINKLIJKE DSM NV                                                                                    168,127
       2,000   KYORIN COMPANY LIMITED                                                                                 29,459
      15,000   KYOWA HAKKO KOGYO COMPANY LIMITED                                                                     156,980
       8,346   LA SEDA DE BARCELONA SA+                                                                                4,288
       1,898   LANXESS                                                                                                44,345
      28,000   LEE CHANG YUNG CHEMICAL INDUSTRY CORPORATION                                                           26,316
         756   LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H                                                            116,444
      39,115   LIFE TECHNOLOGIES CORPORATION+                                                                      1,516,880
       2,600   LINTEC CORPORATION                                                                                     42,676
      11,000   LION CORPORATION                                                                                       50,117
       1,076   LONZA GROUP AG                                                                                        111,502
      16,910   LUBRIZOL CORPORATION                                                                                  755,370
      18,889   MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                    109,205
         900   MANDOM CORPORATION                                                                                     20,477
      18,128   MARTEK BIOSCIENCES CORPORATION+<<                                                                     384,132
      28,416   MEDICINES COMPANY+<<                                                                                  217,667
      42,081   MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                            661,513
      99,513   MERCK & COMPANY INCORPORATED<<                                                                      2,744,569
       1,723   MERCK KGAA                                                                                            165,711
       2,200   METHANEX CORPORATION                                                                                   26,317
         400   MILBON COMPANY LIMITED                                                                                  8,298
      10,277   MINERALS TECHNOLOGIES INCORPORATED                                                                    402,036
       2,500   MIRACA HOLDINGS INCORPORATED                                                                           56,724
      64,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                              297,244
      21,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                          119,672
      35,000   MITSUI CHEMICALS INCORPORATED                                                                         121,910
      34,608   MONSANTO COMPANY                                                                                    2,843,047
         300   MURAMOTO ELECTRON THAILAND PCL                                                                            936
      78,185   MYLAN LABORATORIES INCORPORATED+<<                                                                  1,032,824

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - May 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO


   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
CHEMICALS & ALLIED PRODUCTS (continued)
      29,335   NALCO HOLDING COMPANY                                                                        $        509,256
     519,000   NAN YA PLASTICS CORPORATION                                                                           746,361
      29,736   NBTY INCORPORATED+                                                                                    734,182
       1,100   NICHI-IKO PHARMACEUTICAL COMPANY LIMITED                                                               32,527
       2,000   NIHON PARKERIZING COMPANY LIMITED                                                                      20,510
       4,000   NIPPON CHEMICAL INDUSTRIAL COMPANY LIMITED                                                              8,784
       8,000   NIPPON KAYAKU COMPANY LIMITED                                                                          49,440
      12,000   NIPPON PAINT COMPANY LIMITED                                                                           55,954
       2,000   NIPPON SHINYAKU COMPANY LIMITED                                                                        23,433
       6,000   NIPPON SHOKUBAI COMPANY LIMITED                                                                        46,969
       5,000   NIPPON SODA COMPANY LIMITED                                                                            21,946
       8,000   NISSAN CHEMICAL INDUSTRIES LIMITED                                                                     84,517
       7,600   NITTO DENKO CORPORATION                                                                               213,840
       9,000   NOF CORPORATION                                                                                        34,209
       1,400   NOVA CHEMICALS CORPORATION                                                                              8,053
      65,318   NOVARTIS AG                                                                                         2,613,776
      12,540   NOVO NORDISK AS CLASS B                                                                               653,723
       4,727   NUFARM LIMITED                                                                                         46,939
       3,467   NUPLEX INDUSTRIES LIMITED                                                                               1,027
      51,446   OLIN CORPORATION                                                                                      687,319
      22,696   OM GROUP INCORPORATED+<<                                                                              601,444
         289   OMEGA PHARMA SA                                                                                         9,180
       5,400   ONO PHARMACEUTICAL COMPANY LIMITED                                                                    241,811
      29,546   ONYX PHARMACEUTICALS INCORPORATED+                                                                    699,058
      33,660   ORIENTAL UNION CHEMICAL CORPORATION                                                                    20,635
         844   ORION OYJ                                                                                              13,893
      13,344   OSI PHARMACEUTICALS INCORPORATED+<<                                                                   451,027
      26,161   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                            349,249
      32,457   PAREXEL INTERNATIONAL CORPORATION+                                                                    334,307
         173   PAZ OIL COMPANY LIMITED                                                                                21,549
      44,980   PERRIGO COMPANY                                                                                     1,208,163
       2,943   PETKIM PETROKIMYA HOLDING SA                                                                           10,772
     318,648   PFIZER INCORPORATED                                                                                 4,840,263
      16,630   PHARMERICA CORPORATION+                                                                               291,690
       7,428   PPG INDUSTRIES INCORPORATED                                                                           330,323
      19,402   PRAXAIR INCORPORATED                                                                                1,420,226
     185,882   PROCTER & GAMBLE COMPANY                                                                            9,654,711
      37,894   PT TEMPO SCAN PACIFIC TBK                                                                               2,283
       5,400   PTT CHEMICAL PCL                                                                                        8,347
      20,400   PTT CHEMICAL PCL ADR                                                                                   25,270
       3,917   PZ CUSSONS PLC                                                                                         10,866
      18,964   RANBAXY LABORATORIES LIMITED                                                                          113,244
      16,249   RECKITT BENCKISER GROUP                                                                               707,784
       6,569   RECORDATI SPA                                                                                          44,014
      43,421   RELIANCE INDUSTRIES LIMITED                                                                         2,108,897
       2,099   RHODIA SA                                                                                              19,568
         638   RICHTER GEDEON PLC                                                                                     93,446
          44   RIETER HOLDING AG                                                                                       7,538
       5,000   ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                   50,592
      96,043   RPM INTERNATIONAL INCORPORATED                                                                      1,471,379
       3,000   SAKAI CHEMICAL INDUSTRY COMPANY LIMITED                                                                10,902
      19,131   SANOFI-AVENTIS SA                                                                                   1,221,027
      17,805   SANOFI-AVENTIS SA ADR<<                                                                               564,240
       3,600   SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                 109,477
       3,000   SANYO CHEMICAL INDUSTRIES LIMITED                                                                      15,087
         700   SAWAI PHARMACEUTICAL COMPANY LIMITED                                                                   37,055
     101,836   SCHERING-PLOUGH CORPORATION                                                                         2,484,798
      23,518   SCOTTS MIRACLE-GRO COMPANY                                                                            806,667
       1,400   SEIKAGAKU CORPORATION                                                                                  14,301
      35,373   SENSIENT TECHNOLOGIES CORPORATION                                                                     810,749
       1,319   SGL CARBON AG+                                                                                         39,169
      19,300   SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                  1,006,931
      15,000   SHIONOGI & COMPANY LIMITED                                                                            295,623

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
CHEMICALS & ALLIED PRODUCTS (continued)
      14,387   SHIRE LIMITED                                                                                $        199,608
         333   SHISEIDO COMPANY LIMITED                                                                                5,641
      56,000   SHOWA DENKO KK                                                                                         83,346
       9,866   SIDI KERIR PETROCHEMCIALS COMPANY                                                                      16,733
      44,652   SIGMA PHARMACEUTICALS LIMITED                                                                          35,775
      24,544   SIGMA-ALDRICH CORPORATION                                                                           1,189,402
     114,000   SINOCHEM HONG KONG HOLDING LIMITED                                                                     55,572
      22,993   SMITH & NEPHEW PLC                                                                                    168,025
       6,981   SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                         253,458
       1,558   SOLVAY SA                                                                                             143,202
       2,000   SSP COMPANY LIMITED                                                                                    10,650
         700   ST CORPORATION                                                                                          6,918
       1,198   STADA ARZNEIMITTEL AG                                                                                  31,055
         600   STELLA CHEMIFA CORPORATION                                                                             18,960
      23,625   STERLITE INDUSTRIES INDIA LIMITED ADR                                                                  68,473
         700   SUMIDA ELECTRIC                                                                                        14,483
       9,000   SUMITOMO BAKELITE COMPANY LIMITED                                                                      40,451
      82,000   SUMITOMO CHEMICAL COMPANY LIMITED                                                                     359,857
       2,280   SYMRISE AG                                                                                             34,326
       2,584   SYNGENTA AG                                                                                           630,228
      54,000   TAIWAN FERTILIZER COMPANY LIMITED                                                                     174,041
      16,000   TAIYO NIPPON SANSO CORPORATION                                                                        137,355
       3,000   TAKASAGO INTERNATIONAL CORPORATION                                                                     15,822
      33,000   TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                               1,312,518
      10,000   TANABE SEIYAKU COMPANY LIMITED                                                                        110,593
      22,881   TERRA INDUSTRIES INCORPORATED                                                                         635,863
         332   TESSENDERLO CHEMIE NV                                                                                  11,289
      26,351   TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                              1,223,436
      48,885   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                          2,266,309
     611,100   THAI PETROCHEM                                                                                         66,205
       9,052   THE MOSAIC COMPANY                                                                                    495,144
      72,700   TITAN CHEMICALS CORPORATION                                                                            18,155
      11,000   TOAGOSEI COMPANY LIMITED                                                                               28,344
       9,000   TOKAI CARBON COMPANY LIMITED                                                                           43,379
      11,000   TOKUYAMA CORPORATION                                                                                   78,793
       1,900   TOKYO OHKA KOKYO                                                                                       36,427
      28,000   TOSOH CORPORATION                                                                                      86,635
      10,000   TOYO INK MANUFACTURING COMPANY LIMITED                                                                 28,470
       3,609   TRANSPORTADORA DE GAS DEL SUR SA                                                                        6,965
       3,000   TSUMURA & COMPANY                                                                                      89,705
      13,968   TURK SISE VE CAM FABRIKALARI AS                                                                        11,908
      45,000   UBE INDUSTRIES LIMITED JAPAN                                                                          107,730
       2,614   UCB SA                                                                                                 87,342
     161,000   UNILEVER INDONESIA TBK PT                                                                             123,211
      12,050   UNITED THERAPEUTICS CORPORATION+<<                                                                    965,808
      82,408   USEC INCORPORATED+<<                                                                                  440,883
      69,353   VALSPAR CORPORATION                                                                                 1,584,716
      35,232   VERTEX PHARMACEUTICALS INCORPORATED+<<                                                              1,050,266
       3,441   VICTREX PLC                                                                                            31,347
         357   WACKER CHEMIE AG                                                                                       44,900
      23,200   WARNER CHILCOTT LIMITED+                                                                              305,312
      33,430   WR GRACE & COMPANY+                                                                                   433,921
      62,791   WYETH                                                                                               2,816,804
       8,000   ZEON CORPORATION                                                                                       29,533
       1,000   ZERIA PHARMACEUTICAL COMPANY LIMITED                                                                   11,195
                                                                                                                 126,259,321
                                                                                                            ----------------
COAL MINING: 0.67%
      16,549   ALPHA NATURAL RESOURCES INCORPORATED+<<                                                               455,925
      33,408   ARCH COAL INCORPORATED                                                                                619,050
      59,478   BHP BILLITON PLC                                                                                    1,425,562
   1,458,858   BUMI RESOURCES TBK PT                                                                                 282,520

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
COAL MINING (continued)
      11,858   CENTENNIAL COAL COMPANY LIMITED                                                              $         21,659
     286,962   CHINA COAL ENERGY COMPANY                                                                             348,441
     269,500   CHINA SHENHUA ENERGY COMPANY LIMITED                                                                  910,511
      41,661   CONSOL ENERGY INCORPORATED                                                                          1,714,767
         621   CUDECO LIMITED+                                                                                         1,537
       4,256   FELIX RESOURCES LIMITED                                                                                40,825
      24,036   FOUNDATION COAL HOLDINGS INCORPORATED                                                                 705,457
      94,000   FUSHAN INTERNATIONAL ENERGY GROUP LIMITED+                                                             37,941
       2,693   GLOUCESTER COAL LIMITED                                                                                15,268
      32,000   HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LIMITED                                                      20,242
     106,000   INDIKA ENERGY TBK PT                                                                                   28,196
      29,000   INDO TAMBANGRAYA MEGAH PT                                                                              55,371
      87,767   INTERNATIONAL COAL GROUP INCORPORATED+<<                                                              280,854
       5,272   KUMBA IRON ORE LIMITED                                                                                129,236
       4,158   MACARTHUR COAL LIMITED                                                                                 18,391
      18,945   MASSEY ENERGY COMPANY<<                                                                               433,651
       6,099   MINERAL DEPOSIT LIMITED+                                                                                3,436
       4,901   NEYVELI LIGNITE CORPORATION LIMITED                                                                    14,643
      30,187   PATRIOT COAL CORPORATION+<<                                                                           273,494
      16,507   PEABODY ENERGY CORPORATION                                                                            560,908
      23,095   PENN VIRGINIA CORPORATION                                                                             441,576
     149,000   PT ASTRA INTERNATIONAL INCORPORATED                                                                   303,274
      60,500   PT TAMBANG BATUBARA BUKIT ASAM TBK                                                                     66,727
      34,484   SASOL LIMITED                                                                                       1,307,298
      10,399   SINO GOLD MINING LIMITED+                                                                              54,540
      22,000   STRAITS ASIA RESOURCES LIMITED                                                                         22,918
       2,322   UK COAL PLC+                                                                                            5,687
       5,002   WHITEHAVEN COAL LIMITED                                                                                11,955
     146,000   YANZHOU COAL MINING COMPANY LIMITED                                                                   184,537
                                                                                                                  10,796,397
                                                                                                            ----------------
COMMERCIAL SERVICES: 0.00%
       4,000   PARK24 COMPANY LIMITED                                                                                 36,480
                                                                                                            ----------------
COMMUNICATION & INFORMATION: 0.02%
      33,104   WPP PLC                                                                                               247,401
                                                                                                            ----------------
COMMUNICATIONS: 4.36%
      20,800   ADVANCED INFO SERVICE PCL                                                                              49,283
      53,900   ADVANCED INFO SERVICE PCL THB                                                                         125,678
       2,110   AGORA SA                                                                                                9,216
         800   AIPHONE COMPANY LIMITED                                                                                12,800
      60,378   ALCATEL SA                                                                                            154,050
       2,211   ALVARION LIMITED+                                                                                       6,766
   1,273,957   AMERICA MOVIL SA DE CV                                                                              2,436,303
      11,397   AMERICA MOVIL SA DE CV CLASS A                                                                         22,237
      24,260   AMERICAN TOWER CORPORATION CLASS A+                                                                   773,166
      16,524   ANIXTER INTERNATIONAL INCORPORATED+<<                                                                 677,814
       1,425   ANTENA 3 DE TELEVISION SA                                                                              10,058
      11,012   APN NEWS & MEDIA LIMITED                                                                               11,606
       1,753   ARNOLDO MONDADORI EDITORE SPA                                                                           7,753
       1,300   ASATSU-DK INCORPORATED                                                                                 26,282
      87,800   ASTRO ALL ASIA NETWORKS PLC                                                                            74,453
     280,839   AT&T INCORPORATED                                                                                   6,961,999
      15,840   AUSTAR UNITED COMMUNICATIONS LIMITED+                                                                   9,290
      21,200   BCE INCORPORATED                                                                                      484,488
       3,872   BELGACOM SA                                                                                           121,701
       1,269   BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                                        29,001
      73,300   BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED                                                   136,696
      56,851   BHARTI AIRTEL LIMITED                                                                                 998,965
       4,800   BRASIL TELECOM PARTICIPACOES SA                                                                       156,081

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
COMMUNICATIONS (continued)
      42,080   BRIGHTPOINT INCORPORATED+                                                                    $        249,114
      27,794   BRITISH SKY BROADCASTING PLC                                                                          200,088
     201,335   BT GROUP PLC                                                                                          285,157
      63,027   CABLE & WIRELESS PLC                                                                                  137,862
      51,022   CABLEVISION SYSTEMS CORPORATION                                                                       970,949
     276,700   CARSO GLOBAL TELECOM SA DE CV+                                                                      1,037,310
      25,514   CENTURYTEL INCORPORATED<<                                                                             787,107
      46,971   CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                    1,475
     197,000   CHINA MOBILE LIMITED                                                                                1,934,566
   1,108,000   CHINA TELECOM CORPORATION LIMITED                                                                     528,056
     367,118   CHUNGHWA TELECOM COMPANY LIMITED                                                                      701,454
     171,913   CINCINNATI BELL INCORPORATED+                                                                         479,637
         350   CITIC 1616 HOLDINGS LIMITED                                                                                83
         394   COGECO CABLE INCORPORATED                                                                               9,744
       4,296   COLT TELECOM GROUP SA+                                                                                  8,559
     129,409   COMCAST CORPORATION CLASS A                                                                         1,781,962
      49,500   COMCAST CORPORATION CLASS A SPECIAL (NON VOTING)                                                      643,500
      11,025   COMPAL COMMUNICATIONS INCORPORATED                                                                     11,085
       1,591   CORUS ENTERTAINMENT INCORPORATED CLASS B                                                               23,098
      53,158   CROWN CASTLE INTERNATIONAL CORPORATION+                                                             1,289,613
      11,824   CYBERTAN TECHNOLOGY INCORPORATED                                                                       17,434
       6,541   CYFROWY POLSAT SA                                                                                      29,191
      36,622   D-LINK CORPORATION                                                                                     31,297
       5,648   DAILY MAIL & GENERAL TRUST CLASS A NV                                                                  29,892
       1,000   DAIMEI TELECOM ENGINEERING CORPORATION                                                                  8,881
       2,000   DENKI KOGYO COMPANY LIMITED                                                                            10,841
      79,404   DEUTSCHE TELEKOM AG                                                                                   914,568
      20,200   DIGI.COM BHD                                                                                          134,209
      33,505   DIRECTV GROUP INCORPORATED+<<                                                                         753,863
      11,582   DISH TV INDIA LIMITED+                                                                                 12,078
      23,530   ECHOSTAR CORPORATION+                                                                                 377,186
       1,150   EGYPTIAN COMPANY FOR MOBILE SERVICES                                                                   38,923
       4,050   ELISA OYJ                                                                                              60,456
      36,246   EMBARQ CORPORATION                                                                                  1,523,057
       9,059   EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                             116,089
       1,800   ENIRO AB                                                                                                2,411
      16,939   EQUINIX INCORPORATED+<<                                                                             1,260,262
       2,126   EUTELSAT COMMUNICATIONS+                                                                               54,122
      67,010   EXTREME NETWORKS+<<                                                                                   110,567
      93,664   FAIRFAX MEDIA LIMITED                                                                                  86,764
       1,758   FAIRPOINT COMMUNICATIONS INCORPORATED<<                                                                 1,776
     156,722   FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                        181,707
         325   FASTWEB+                                                                                                8,204
      39,280   FRANCE TELECOM SA                                                                                     957,900
      11,057   FRANCE TELECOM SA ADR                                                                                 258,070
       2,070   GLOBE TELECOM INCORPORATED                                                                             40,261
     199,002   GRUPO TELEVISA SA                                                                                     701,916
      15,586   GTL INFRASTRUCTURE LIMITED+                                                                            14,729
       5,840   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                            95,232
       2,000   HITACHI KOKUSAI ELECTRIC INCORPORATED                                                                  12,863
       8,345   HURRIYET GAZETECILIK VE MATBAACILIK AS                                                                  5,205
      58,000   HUTCHISON TELECOMMUNICATIONS HONG KONG HOLDINGS LIMITED+                                                7,182
      24,700   IAC INTERACTIVECORP+                                                                                  399,152
         600   ICOM INCORPORATED                                                                                      12,317
      98,373   IDEA CELLULAR LIMITED+                                                                                177,014
       5,123   INDEPENDENT NEWS & MEDIA PLC                                                                            1,818
      12,097   INMARSAT PLC                                                                                          101,106
      65,116   ITV PLC                                                                                                41,161
      24,664   J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                550,007
       4,000   JAPAN RADIO COMPANY LIMITED                                                                            10,609
         146   JUPITER TELECOMMUNICATIONS COMPANY LIMITED                                                            107,223
         144   KDDI CORPORATION                                                                                      755,587

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
COMMUNICATIONS (continued)
       3,000   KEPPEL TELECOMMUNICATIONS & TRANSPORTATION LIMITED                                           $          3,431
      19,114   KINGSTON COMMUNICATIONS (HULL) PLC                                                                      8,426
       8,039   KT CORPORATION                                                                                        218,087
       6,260   KT FREETEL COMPANY LIMITED                                                                            113,764
       2,900   LAGARDERE SCA                                                                                          97,388
      12,242   LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                           458,953
     410,500   LEVEL 3 COMMUNICATIONS INCORPORATED+<<                                                                439,235
      32,435   LIBERTY GLOBAL INCORPORATED+<<                                                                        443,711
      33,310   LIBERTY GLOBAL INCORPORATED SERIES A+                                                                 460,344
      22,700   LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                      548,432
     141,890   LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                               831,475
       1,305   M6 METROPOLE TELEVISION                                                                                25,878
      36,088   MAGYAR TELEKOM PLC                                                                                    107,555
       8,074   MAHANAGAR TELEPHONE NIGAM LIMITED                                                                      17,978
       1,345   MANITOBA TELECOM SERVICES INCORPORATED                                                                 41,825
      20,000   MATSUNICHI COMMUNICATION HOLDINGS LIMITED                                                               7,412
      18,410   MEDIASET SPA                                                                                          108,319
       5,343   MICRO FOCUS INTERNATIONAL PLC                                                                          34,281
      21,400   MOBILONE LIMITED                                                                                       21,900
         705   MOBISTAR SA                                                                                            43,664
       5,673   MPHASIS LIMITED                                                                                        40,805
      86,517   MTN GROUP LIMITED                                                                                   1,260,744
       4,226   MULTIMEDIA POLSKA SA                                                                                    8,660
      18,645   NEUSTAR INCORPORATED CLASS A+                                                                         373,832
       4,405   NICE SYSTEMS LIMITED+                                                                                 101,634
      37,121   NII HOLDINGS INCORPORATED+                                                                            759,496
      21,100   NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                              878,158
         481   NTT DOCOMO INCORPORATED                                                                               720,490
      30,114   NTT DOCOMO INCORPORATED ADR<<                                                                         449,903
           6   OKINAWA CELLULAR TELEPHONE COMPANY                                                                     10,611
      33,069   ORASCOM TELECOM HOLDING SAE                                                                           198,705
       5,768   PARTNER COMMUNICATIONS                                                                                 98,999
       6,160   PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                            290,094
      68,000   PILIPINO TELEPHONE CORPORATION                                                                         11,537
      11,676   PORTUGAL TELECOM SGPS SA                                                                              105,017
      43,056   POWER GRID CORPORATION OF INDIA LIMITED                                                               105,907
         786   PROSIEBENSAT.1 MEDIA AG                                                                                 5,068
      67,000   PT INDONESIAN SATELLITE CORPORATION TBK                                                                34,786
       4,342   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA                                        24,761
       3,121   PUBLICIS GROUPE                                                                                       101,814
     354,100   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                   1,543,876
         320   RAKUTEN INCORPORATED                                                                                  175,310
      15,566   REED ELSEVIER NV                                                                                      188,673
      29,549   REED ELSEVIER PLC                                                                                     239,974
      32,828   RELIANCE COMMUNICATIONS LIMITED<<++                                                                   212,965
      37,034   RENTOKIL INITIAL PLC                                                                                   48,096
      12,300   ROGERS COMMUNICATIONS INCORPORATED                                                                    365,254
      45,607   ROYAL KPN NV                                                                                          600,120
         543   RTL GROUP                                                                                              26,083
     379,400   SAMART CORPORATION PCL                                                                                 67,454
      21,697   SAVVIS INCORPORATED+<<                                                                                255,374
      24,857   SBA COMMUNICATIONS CORPORATION+<<                                                                     635,593
         259   SEAT PAGINE GIALLE SPA                                                                                     76
       7,746   SES FDR                                                                                               154,787
      10,100   SHAW COMMUNICATIONS INCORPORATED CLASS B                                                              174,848
     188,600   SHIN SATELLITE PCL+                                                                                    23,197
     329,100   SINGAPORE TELECOMMUNICATIONS LIMITED                                                                  689,078
       2,844   SK TELECOM COMPANY LIMITED                                                                            398,440
       4,812   SKY NETWORK TELEVISION LIMITED                                                                         12,704
          92   SKY PERFECT JSAT HOLDINGS INCORPORATED                                                                 36,286
       2,743   SOCIETE TELEVISION FRANCAISE 1                                                                         32,254
     125,782   SPRINT NEXTEL CORPORATION+<<                                                                          647,777
      19,000   STARHUB LIMITED                                                                                        29,039

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
COMMUNICATIONS (continued)
         615   SWISSCOM AG                                                                                  $        182,314
      38,500   SYNIVERSE HOLDINGS INCORPORATED+                                                                      575,575
     244,447   TAIWAN MOBILE COMPANY LIMITED                                                                         435,394
       3,567   TATA COMMUNICATIONS LIMITED                                                                            35,420
      26,818   TATA TELESERVICES MAHARASHTRA LIMITED+                                                                 18,892
         447   TDC AS                                                                                                 16,902
       8,554   TELE NORTE LESTE PARTICIPACOES SA                                                                     184,766
       7,556   TELE2 AB                                                                                               76,409
       2,951   TELECOM ARGENTINA SA ADR+                                                                              24,788
      85,325   TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                            137,483
      29,170   TELECOM EGYPT                                                                                          92,118
     148,477   TELECOM ITALIA RNC SPA                                                                                152,383
     268,323   TELECOM ITALIA SPA                                                                                    380,126
     115,100   TELECOM MALAYSIA BHD                                                                                   86,540
         800   TELECOMUNICACOES DE SAO PAULO SA                                                                       16,751
       1,200   TELEFONAKTIEBOLAGET LM ERICSSON                                                                        11,178
      79,778   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                               739,175
      39,044   TELEFONICA DEL PERU SAA+                                                                               32,711
     109,373   TELEFONICA SA                                                                                       2,369,293
     448,936   TELEFONOS DE MEXICO SA DE CV                                                                          374,909
       8,935   TELEKOM AUSTRIA AG                                                                                    138,406
      52,983   TELEKOMUNIKACJA POLSKA SA                                                                             278,647
       1,578   TELEMAR NORTE LESTE SA                                                                                 45,617
       1,208   TELENET GROUP HOLDING NV+                                                                              24,185
      20,400   TELENOR ASA                                                                                           172,708
      12,693   TELEPHONE & DATA SYSTEMS INCORPORATED<<                                                               384,725
      57,151   TELIASONERA AB                                                                                        295,064
      15,846   TELKOM SOUTH AFRICA LIMITED                                                                            71,955
     168,612   TELSTRA CORPORATION LIMITED                                                                           422,685
       3,543   TELUS CORPORATION                                                                                     104,984
       3,600   TELUS CORPORATION (NON-VOTING)                                                                        103,870
      35,000   TENCENT HOLDINGS LIMITED                                                                              393,088
      44,700   TIM PARTICIPACOES SA                                                                                   87,919
      14,265   TIME WARNER CABLE INCORPORATED+                                                                       439,219
       5,886   TISCALI SPA+                                                                                            3,166
     255,150   TM INTERNATIONAL SDN BHD+                                                                             167,533
       2,200   TOKYO BROADCASTING SYSTEM INCORPORATED                                                                 31,311
       2,973   TRINITY MIRROR PLC                                                                                      3,412
     262,500   TRUE CORPORATION PCL+                                                                                  14,001
     270,800   TT&T PCL+                                                                                               4,972
      56,702   TURKCELL ILETISIM HIZMETLERI AS                                                                       302,504
         300   TV TOKYO CORPORATION                                                                                    9,376
      76,476   TW TELECOM INCORPORATED+<<                                                                            907,005
       5,563   UNITED BUSINESS MEDIA LIMITED                                                                          39,327
       2,393   UNITED INTERNET AG                                                                                     30,823
       3,683   UNITED STATES CELLULAR CORPORATION+                                                                   152,955
     135,224   VERIZON COMMUNICATIONS INCORPORATED                                                                 3,956,654
      31,015   VIVENDI SA                                                                                            820,762
      11,377   VIVO PARTICIPACOES SA                                                                                 228,858
      15,846   VODACOM GROUP (PTY) LIMITED+                                                                          103,569
   1,056,644   VODAFONE GROUP PLC                                                                                  1,987,809
      31,716   VODAFONE GROUP PLC ADR                                                                                596,895
       8,000   VTECH HOLDINGS LIMITED                                                                                 42,072
       2,450   WH SMITH PUBLIC LIMITED CORPORATION                                                                    17,478
     114,547   WINDSTREAM CORPORATION                                                                                963,340
      11,533   YELL GROUP PLC                                                                                          6,726
      23,446   ZINWELL CORPORATION                                                                                    49,205
      18,635   ZYXEL COMMUNICATIONS CORPORATION                                                                       12,135
                                                                                                                  69,917,659
                                                                                                            ----------------
COMPUTER SOFTWARE & SERVICES: 0.00%
       5,996   ROLTA INDIA LIMITED                                                                                    14,926

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
COMPUTER SOFTWARE & SERVICES (continued)
         900   TECMO KOEI HOLDINGS COMPANY LIMITED                                                          $          6,603
                                                                                                                      21,529
                                                                                                            ----------------
COMPUTER TECHNOLOGIES: 0.00%
           6   INTERNET INITIATIVE JAPAN INCORPORATED                                                                  9,845
       1,378   UBISOFT ENTERTAINMENT+                                                                                 28,197
                                                                                                                      38,042
                                                                                                            ----------------
COMPUTERS & OFFICE EQUIPMENT: 0.00%
     243,600   CALCOMP ELECTRONICS PCL THB                                                                            17,466
                                                                                                            ----------------
CONSTRUCTION: 0.01%
      10,552   ANANT RAJ INDUSTRIES LIMITED                                                                           28,487
         489   BUDIMEX SA                                                                                             10,799
       2,324   GRASIM INDUSTRIES LIMITED                                                                             104,695
      10,493   HOUSING & CONSTRUCTION HOLDINGS LIMITED                                                                13,957
                                                                                                                     157,938
                                                                                                            ----------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.22%
       1,497   BOSKALIS WESTMINSTER                                                                                   37,508
      12,409   CHEMED CORPORATION                                                                                    474,892
     158,000   CHINA RAILWAY CONSTRUCTION CORPORATION+                                                               229,392
      33,898   EMCOR GROUP INCORPORATED+                                                                             761,688
         155   FLUGHAFEN WIEN AG                                                                                       6,024
     148,138   HKC HOLDINGS LIMITED                                                                                   14,317
      27,985   INSITUFORM TECHNOLOGY INCORPORATED+<<                                                                 408,301
      22,390   IRB INFRASTRUCTURE DEVELOPERS LIMITED                                                                  68,096
      10,239   IVRCL INFRASTRUCTURES & PROJECTS LIMITED                                                               72,438
          11   KOBENHAVNS LUFTHAVNE                                                                                    2,569
       6,381   ORASCOM CONSTRUCTION INDUSTRIES                                                                       237,401
      44,609   QUANTA SERVICES INCORPORATED+                                                                       1,017,531
      63,108   STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                              103,327
       1,110   WELLSTREAM HOLDINGS PLC                                                                                 9,474
                                                                                                                   3,442,958
                                                                                                            ----------------
CONSTRUCTION-JAPAN: 0.00%
       2,000   TAIHEI DENGYO KAISHA LIMITED                                                                           20,152
                                                                                                            ----------------
CONSULTING SERVICES: 0.02%
      13,413   COMPAGNIE FINANCIERE RICHEMONT SA                                                                     293,660
         835   POYRY OYJ                                                                                              10,993
       6,219   SAI GLOBAL LIMITED                                                                                     13,457
       2,690   SAVILLS PLC                                                                                            11,529
                                                                                                                     329,639
                                                                                                            ----------------
CONSUMER SERVICES: 0.04%
       1,270   HAKUHODO DY HOLDINGS INCORPORATED                                                                      65,067
       6,761   LVMH MOET HENNESSY LOUIS VUITTON SA                                                                   563,180
                                                                                                                     628,247
                                                                                                            ----------------
DEPOSITORY INSTITUTIONS: 7.94%
      16,000   77 BANK LIMITED                                                                                        86,713
      45,635   ABSA GROUP LIMITED                                                                                    585,599
      27,900   AFFIN HOLDINGS BHD                                                                                     13,512
      42,171   AFRICAN BANK INVESTMENTS LIMITED                                                                      137,858

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
DEPOSITORY INSTITUTIONS (continued)
       3,420   AGRICULTURAL BANK OF GREECE                                                                  $          8,364
      81,934   AKBANK TAS                                                                                            345,545
       7,938   ALLAHABAD BANK                                                                                         14,644
      19,613   ALLIED IRISH BANKS PLC                                                                                 37,136
       9,530   ALPHA BANK AE                                                                                         113,079
     130,300   AMMB HOLDINGS BHD                                                                                     123,774
      10,732   ANDHRA BANK                                                                                            21,762
      16,925   ANGLO IRISH BANK CORPORATION PLC(A)                                                                         0
      37,000   AOZORA BANK LIMITED                                                                                    59,530
      30,357   ASSOCIATED BANC-CORP                                                                                  439,266
      22,634   ASTORIA FINANCIAL CORPORATION                                                                         174,508
      30,351   ASYA KATILIM BANKASI AS+                                                                               35,876
     101,954   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                       1,317,767
      16,269   AXIS BANK LIMITED                                                                                     271,626
      19,667   BANCA CARIGE SPA                                                                                       61,359
      75,765   BANCA MONTE DEI PASCHI DI SIENA SPA                                                                   129,637
       4,362   BANCA PICCOLO CREDITO VALTELLINESE SCARL                                                               35,196
       9,226   BANCA POPOLARE DI MILANO SCARL                                                                         61,927
      90,014   BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                  1,096,342
       9,820   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                              120,392
       8,813   BANCO BPI SA                                                                                           24,826
      34,066   BANCO BRADESCO SA                                                                                     423,135
      81,406   BANCO COMERCIAL PORTUGUES SA                                                                           87,276
   1,001,489   BANCO DE CHILE                                                                                         69,339
       1,898   BANCO DE CREDITO DEL PERU                                                                               6,749
       4,433   BANCO DE CREDITO E INVERSIONES                                                                        107,699
      63,366   BANCO DE ORO+                                                                                          44,817
      26,683   BANCO DE SABADE                                                                                       170,928
       6,804   BANCO DE VALENCIA SA                                                                                   66,638
         136   BANCO DE VALENCIA SA I09 SHARES+(A)                                                                     1,329
      53,368   BANCO DO BRASIL SA                                                                                    576,915
       1,639   BANCO ESPANOL DE CREDITO SA                                                                            17,745
      15,302   BANCO ESPIRITO SANTO SA                                                                                87,115
       1,156   BANCO GUIPUZCOANO SA                                                                                    7,517
       9,932   BANCO ITAU HOLDING FINANCEIRA SA                                                                      130,535
       2,243   BANCO MACRO SA<<                                                                                       29,652
       1,725   BANCO PASTOR SA                                                                                        12,572
      16,981   BANCO POPOLARE SPA+                                                                                   141,388
      20,630   BANCO POPULAR ESPANOL SA                                                                              183,843
     167,840   BANCO SANTANDER CENTRAL HISPANO SA                                                                  1,783,214
      66,478   BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                              713,975
   4,041,047   BANCO SANTANDER CHILE SA                                                                              159,671
      57,576   BANCORPSOUTH INCORPORATED<<                                                                         1,280,490
      31,000   BANGKOK BANK PCL (NON VOTING)                                                                          79,838
     899,500   BANK CENTRAL ASIA TBK PT                                                                              296,178
       1,985   BANK HANDLOWY W WARSZAWIE SA                                                                           32,211
      95,637   BANK LEUMI LE-ISRAEL                                                                                  269,307
     475,500   BANK MANDIRI PERSERO TBK PT                                                                           138,577
      13,321   BANK MILLENNIUM SA                                                                                     10,117
     210,000   BANK NIAGA                                                                                             14,103
     363,466   BANK OF AMERICA CORPORATION                                                                         4,096,262
      84,100   BANK OF AYUDHYA PCL                                                                                    28,770
      12,584   BANK OF BARODA                                                                                        118,302
   2,539,000   BANK OF CHINA LIMITED                                                                               1,151,532
      75,111   BANK OF EAST ASIA LIMITED                                                                             249,916
         379   BANK OF GREECE                                                                                         24,008
      25,365   BANK OF HAWAII CORPORATION                                                                            949,412
      12,025   BANK OF INDIA                                                                                          86,955
      20,928   BANK OF IRELAND                                                                                        49,628
      16,000   BANK OF KYOTO LIMITED                                                                                 143,033
      14,100   BANK OF MONTREAL                                                                                      565,679
      54,497   BANK OF NEW YORK MELLON CORPORATION                                                                 1,513,927

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
DEPOSITORY INSTITUTIONS (continued)
      26,400   BANK OF NOVA SCOTIA                                                                          $        923,244
       8,024   BANK OF QUEENSLAND LIMITED                                                                             50,233
      97,700   BANK OF THE PHILIPPINE ISLANDS                                                                         91,690
       1,400   BANK OF THE RYUKYUS LIMITED                                                                            12,085
      65,000   BANK OF YOKOHAMA LIMITED                                                                              322,794
       8,038   BANK PEKAO SA                                                                                         272,817
         309   BANK PRZEMYSLOWO HANDLOWY PBK                                                                           3,595
     370,500   BANK RAKYAT INDONESIA                                                                                 226,070
         677   BANK SARASIN & CIE AG                                                                                  21,163
       1,410   BANK ZACHODNI WBK SA                                                                                   36,531
         968   BANKINTER I09 SHARES+(A)                                                                               11,906
       5,808   BANKINTER SA                                                                                           71,960
          42   BANQUE CANTONALE VAUDOISE WAADTLAENDER KANTONALBANK                                                    16,119
           3   BANQUE NATIONALE DE BELGIQUE                                                                           10,184
     219,694   BARCLAYS PLC                                                                                        1,067,483
      29,838   BB&T CORPORATION<<                                                                                    668,968
       5,903   BBVA BANCO FRANCES SA<<                                                                                26,564
      10,646   BENDIGO BANK LIMITED                                                                                   52,460
      15,636   BNP PARIBAS ADR                                                                                       542,100
      15,239   BNP PARIBAS SA                                                                                      1,056,033
     167,500   BOC HONG KONG HOLDINGS LIMITED                                                                        267,789
       6,174   BOK FINANCIAL CORPORATION<<                                                                           250,417
         657   BRE BANK SA                                                                                            30,221
     172,500   BUMIPUTRA COMMERCE HOLDINGS BHD                                                                       422,477
      16,051   BUSAN BANK                                                                                            100,069
      10,000   CANADIAN IMPERIAL BANK OF COMMERCE                                                                    499,748
         739   CANADIAN WESTERN BANK                                                                                   9,747
       8,250   CANARA BANK                                                                                            50,161
       4,900   CAPITOL FEDERAL FINANCIAL<<                                                                           206,241
      36,846   CATHAY GENERAL BANCORP<<                                                                              381,725
     311,000   CHANG HWA COMMERCIAL BANK                                                                             156,624
      41,000   CHIBA BANK LIMITED                                                                                    249,574
       8,282   CHINA BANKING CORPORATION                                                                              63,629
     341,000   CHINA CITIC BANK                                                                                      192,896
     775,161   CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION                                                       225,197
      32,000   CHINA EVERBRIGHT LIMITED                                                                               77,469
     275,990   CHINA MERCHANTS BANK COMPANY LIMITED                                                                  573,151
       5,000   CHUKYO BANK LIMITED THE                                                                                16,266
     249,600   CITIGROUP INCORPORATED<<                                                                              928,512
     108,046   CITIZENS REPUBLIC BANCORP INCORPORATED+                                                               123,172
      10,097   CITY NATIONAL CORPORATION<<                                                                           369,247
      39,398   COMERICA INCORPORATED                                                                                 854,149
      17,664   COMMERCIAL INTERNATIONAL BANK                                                                         144,277
      19,915   COMMERZBANK AG                                                                                        157,411
      69,503   COMMONWEALTH BANK OF AUSTRALIA                                                                      1,961,157
      16,826   COSMOS BANK TAIWAN+                                                                                     2,278
         137   CREDIT AGRICOLE D'ILE DE F                                                                              9,798
      26,718   CREDIT AGRICOLE SA                                                                                    394,674
       1,169   CREDITO EMILIANO SPA                                                                                    6,433
       8,144   DAEGU BANK                                                                                             65,739
       8,000   DAH SING BANKING GROUP LIMITED                                                                          7,648
       5,231   DAH SING FINANCIAL HOLDINGS LIMITED                                                                    21,839
      12,040   DANSKE BANK                                                                                           204,559
      78,500   DBS GROUP HOLDINGS LIMITED                                                                            644,670
      15,021   DEUTSCHE BANK AG                                                                                    1,016,243
       2,312   DEUTSCHE POSTBANK AG                                                                                   54,261
      17,233   DEXIA                                                                                                 109,928
      26,495   DIME COMMUNITY BANCSHARES                                                                             236,070
      19,400   DNB NOR ASA                                                                                           162,377
     151,840   E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                52,741
      47,750   EAST WEST BANCORP INCORPORATED<<                                                                      385,343
       6,810   EFG EUROBANK ERGASIAS SA                                                                               78,528

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
DEPOSITORY INSTITUTIONS (continued)
      16,242   EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                      $         65,145
         640   EMPORIKI BANK OF GREECE SA+                                                                             5,621
      63,977   ENTIE COMMERCIAL BANK+                                                                                 20,911
      16,500   EON CAPITAL BHD                                                                                        18,489
       5,294   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                        129,059
      87,000   FAR EASTERN INTERNATIONAL BANK                                                                         25,429
      16,000   FERROCHINA LIMITED(A)                                                                                       0
     134,629   FIFTH THIRD BANCORP<<                                                                                 928,940
      58,438   FIRST BANCORP (PUERTO RICO)<<                                                                         285,762
     159,795   FIRST HORIZON NATIONAL CORPORATION<<                                                                1,939,909
      36,808   FIRST MIDWEST BANCORP INCORPORATED<<                                                                  320,230
     109,416   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                          1,388,489
      56,148   FIRSTMERIT CORPORATION                                                                                977,541
     196,102   FIRSTRAND LIMITED                                                                                     337,921
      66,880   FNB CORPORATION PA                                                                                    446,758
      49,425   FORTIS                                                                                                187,754
     436,000   FUBON FINANCIAL HOLDING COMPANY LIMITED                                                               428,353
      38,000   FUKUOKA FINANCIAL GROUP INCORPORATED                                                                  167,605
     129,337   FULTON FINANCIAL CORPORATION<<                                                                        751,448
      20,089   GETIN HOLDING SA+                                                                                      35,816
         813   GREEK POSTAL SAVINGS BANK                                                                               6,761
      79,679   GRUPO SECURITY SA                                                                                      20,705
      22,000   GUNMA BANK LIMITED                                                                                    116,897
      17,064   HANA FINANCIAL GROUP INCORPORATED                                                                     409,215
      14,900   HANCOCK HOLDING COMPANY<<                                                                             520,457
      34,000   HANG SENG BANK LIMITED                                                                                489,773
       9,352   HDFC BANK LIMITED                                                                                     289,925
       4,397   HDFC BANK LIMITED ADR<<                                                                               437,502
       5,000   HIGASHI-NIPPON BANK LIMITED                                                                            11,669
      62,000   HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                 131,402
         479   HOME CAPITAL GROUP INCORPORATED                                                                        14,242
      66,300   HONG LEONG BANK BHD                                                                                   103,667
       6,000   HONG LEONG SINGAPORE FINANCE LIMITED                                                                   10,681
      68,900   HONG LOENG FINANCIAL GROUP BHD                                                                         98,974
     464,151   HSBC HOLDINGS PLC                                                                                   4,204,275
     195,840   HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                            143,931
     122,560   HUDSON CITY BANCORP INCORPORATED                                                                    1,572,445
      96,996   HUNTINGTON BANCSHARES INCORPORATED<<                                                                  380,224
      28,013   ICICI BANK LIMITED                                                                                    444,762
      17,440   ICICI BANK LIMITED ADR<<                                                                              543,082
       3,899   INDIAN BANK                                                                                            11,434
       9,647   INDIAN OVERSEAS BANK                                                                                   18,879
   5,583,103   INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H                                                       3,558,621
      12,140   INDUSTRIAL BANK OF KOREA                                                                               94,760
         239   ING BANK SLASKI SA                                                                                     23,506
      39,899   INTERNATIONAL BANCSHARES CORPORATION<<                                                                447,667
     257,129   INTESA SANPAOLO                                                                                       919,108
      20,149   INTESA SANPAOLO RNC                                                                                    60,345
       7,917   IOOF HOLDINGS LIMITED                                                                                  24,971
      32,895   ISRAEL DISCOUNT BANK LIMITED                                                                           41,239
       5,000   JACCS COMPANY LIMITED                                                                                  10,170
       9,647   JARDINE STRATEGIC HOLDINGS LIMITED                                                                    136,987
      35,000   JOYO BANK LIMITED                                                                                     173,466
     176,477   JPMORGAN CHASE & COMPANY                                                                            6,512,001
       5,595   JULIUS BAER HOLDING AG                                                                                237,406
       6,000   KANSAI URBAN BANKING CORPORATION                                                                       12,462
      39,000   KASIKORNBANK PCL THB                                                                                   63,992
       3,881   KBC GROEP NV                                                                                           80,714
     128,850   KEYCORP                                                                                               644,248
       6,000   KIATNAKIN FINANCE                                                                                       2,938
      32,000   KIYO HOLDINGS                                                                                          37,864
      10,880   KOREA EXCHANGE BANK                                                                                    80,358
       2,804   KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                              72,049

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
DEPOSITORY INSTITUTIONS (continued)
      13,206   KOTAK MAHINDRA BANK LIMITED                                                                  $        191,976
       1,838   KREDYT BANK SA                                                                                          3,392
      31,800   KRUNG THAI BANK PCL                                                                                     6,757
     127,400   KRUNG THAI BANK PCL ADR                                                                                23,393
         377   LAURENTIAN BANK OF CANADA                                                                              10,960
         178   LIECHTENSTEIN LANDESBANK                                                                               11,704
       6,000   LIU CHONG HING BANK LIMITED                                                                            10,111
     233,680   LLOYDS TSB GROUP PLC                                                                                  257,342
       3,708   LLOYDS TSB GROUP PLC ADR<<                                                                             20,283
      25,421   M&T BANK CORPORATION                                                                                1,271,050
      13,100   MACQUARIE GROUP LIMITED                                                                               340,155
     208,256   MALAYAN BANKING BHD                                                                                   302,388
     134,800   MALAYSIAN PLANTATIONS BHD                                                                              83,920
      61,867   MARSHALL & ILSLEY CORPORATION                                                                         407,085
      11,007   MEDIOBANCA SPA                                                                                        132,193
     607,000   MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                309,147
     550,070   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                         3,490,439
      52,000   MITSUI TRUST HOLDINGS INCORPORATED                                                                    192,454
       5,000   MIYAZAKI BANK LIMITED                                                                                  20,351
     540,900   MIZUHO FINANCIAL GROUP INCORPORATED                                                                 1,300,535
      65,000   MIZUHO TRUST & BANKING COMPANY LIMITED                                                                 74,321
      91,041   NATIONAL AUSTRALIA BANK LIMITED                                                                     1,629,506
       4,200   NATIONAL BANK OF CANADA                                                                               196,853
       8,158   NATIONAL BANK OF GREECE SA                                                                            222,943
      24,348   NATIONAL BANK OF GREECE SA ADR<<                                                                      139,027
      59,329   NATIONAL PENN BANCSHARES INCORPORATED                                                                 359,534
      19,210   NATIXIS                                                                                                39,511
      12,334   NEDBANK GROUP LIMITED                                                                                 138,956
      89,682   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                             991,883
      74,473   NEWALLIANCE BANCSHARES INCORPORATED                                                                   963,681
       1,100   NIS GROUP COMPANY LIMITED                                                                                 508
      34,000   NISHI-NIPPON CITY BANK LIMITED                                                                         79,431
      74,074   NORDEA BANK AB                                                                                        595,352
       4,039   NORTHERN ROCK PLC                                                                                       5,875
      13,800   NORTHERN TRUST CORPORATION                                                                            795,570
       4,868   OKO BANK                                                                                               37,314
      49,576   OLD NATIONAL BANCORP<<                                                                                594,416
      14,000   ORIENT CORPORATION                                                                                     16,305
       4,403   ORIENTAL BANK OF COMMERCE                                                                              17,609
      19,303   OTP BANK NYRT                                                                                         342,857
     101,000   OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                           509,962
      38,869   PACIFIC CAPITAL BANCORP<<                                                                             194,734
      18,185   PACWEST BANCORP                                                                                       256,954
      33,100   PHATRA SECURITIES PCL                                                                                  14,760
       7,210   PIRAEUS BANK SA                                                                                        82,577
      36,517   PKO BANK POLSKI SA                                                                                    285,894
      19,687   PNC FINANCIAL SERVICES GROUP                                                                          896,743
      66,559   POPULAR INCORPORATED<<                                                                                195,683
      34,367   PROSPERITY BANCSHARES INCORPORATED<<                                                                  964,338
      41,809   PROVIDENT FINANCIAL SERVICES INCORPORATED                                                             411,401
     153,394   PT BANK DANAMON INDONESIA TBK                                                                          56,310
     264,000   PT BANK PAN INDONESIA TBK                                                                              15,788
     148,937   PUBLIC BANK BHD                                                                                       367,921
       9,630   PUNJAB NATIONAL BANK LIMITED                                                                          138,048
       1,008   RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                 42,957
     181,117   REGIONS FINANCIAL CORPORATION<<                                                                       758,880
      26,800   RESONA HOLDINGS INCORPORATED                                                                          403,257
      73,600   RHB CAPITAL BHD                                                                                        86,609
      48,041   RMB HOLDINGS LIMITED                                                                                  133,416
      35,700   ROYAL BANK OF CANADA                                                                                1,428,981
     410,564   ROYAL BANK OF SCOTLAND GROUP PLC                                                                      255,204
      12,000   SAPPORO HOLDINGS                                                                                       35,556
       5,896   SBERBANK(A)                                                                                           834,284

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
DEPOSITORY INSTITUTIONS (continued)
       1,800   SCOTIABANK PERU SA                                                                           $         61,539
      18,346   SEKERBANK TAS                                                                                          20,766
      10,000   SENSHU BANK LIMITED                                                                                    21,490
          31   SEVEN BANK LIMITED                                                                                     80,674
      12,000   SHIGA BANK                                                                                             70,046
         300   SHIMIZU BANK LIMITED THE                                                                               11,992
     384,878   SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                           192,072
      52,000   SHINSEI BANK LIMITED                                                                                   71,615
      33,000   SHIZUOKA BANK LIMITED                                                                                 320,353
     107,800   SIAM CITY BANK PCL                                                                                     43,673
      21,500   SIAM COMMERCIAL BANK PCL                                                                               42,142
     549,000   SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                            174,180
      45,240   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                              199,817
       1,713   SNS REAAL                                                                                               9,340
     490,509   SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                 44,524
      11,748   SOCIETE GENERALE                                                                                      689,305
      19,202   SOCIETE GENERALE ADR                                                                                  223,127
      93,171   STANDARD BANK GROUP LIMITED                                                                           970,634
      62,061   STANDARD CHARTERED PLC                                                                              1,269,459
       8,421   STATE BANK OF INDIA LIMITED                                                                           336,379
       5,484   STATE BANK OF INDIA LIMITED GDR<<++                                                                   435,053
      55,606   STERLING BANCSHARES INCORPORATED (TEXAS)                                                              352,542
      37,400   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                        1,448,591
      79,000   SUMITOMO TRUST & BANKING COMPANY LIMITED                                                              375,865
      62,151   SUNCORP-METWAY LIMITED                                                                                299,821
      15,890   SUNTRUST BANKS INCORPORATED                                                                           209,271
      12,000   SURUGA BANK LIMITED                                                                                   112,657
      64,153   SUSQUEHANNA BANCSHARES INCORPORATED                                                                   458,052
      17,771   SVB FINANCIAL GROUP+<<                                                                                478,928
      12,500   SVENSKA HANDELSBANKEN                                                                                 243,966
       9,300   SWEDBANK AB                                                                                            55,746
       1,010   SYDBANK AG                                                                                             21,714
       7,938   SYNDICATE BANK                                                                                         13,425
      16,000   SYNEAR FOOD HOLDINGS LIMITED                                                                            3,026
      74,717   SYNOVUS FINANCIAL CORPORATION                                                                         244,325
      91,000   TA CHONG BANK LIMITED+                                                                                 16,886
     364,000   TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                            133,195
     153,000   TAIWAN BUSINESS BANK+                                                                                  45,926
      31,546   TCF FINANCIAL CORPORATION<<                                                                           453,001
      15,516   THANACHART CAPITAL PCL                                                                                  5,834
         400   THE AICHI BANK LIMITED                                                                                 30,321
       8,000   THE AKITA BANK LIMITED                                                                                 27,908
       8,000   THE AOMORI BANK LIMITED                                                                                31,787
      10,000   THE AWA BANK LIMITED                                                                                   58,914
       1,300   THE BANK OF IKEDA LIMITED                                                                              52,068
         700   THE BANK OF IWATE LIMITED                                                                              37,806
       9,000   THE BANK OF NAGOYA LIMITED                                                                             41,458
         900   THE BANK OF OKINAWA LIMITED                                                                            30,934
       6,000   THE BANK OF SAGA LIMITED                                                                               17,959
       1,400   THE CHIBA KOGYO BANK LIMITED+                                                                          14,503
      11,000   THE CHUGOKU BANK LIMITED                                                                              148,785
       8,000   THE DAISAN BANK LIMITED                                                                                21,573
      16,000   THE DAISHI BANK LIMITED                                                                                61,627
       5,000   THE EHIME BANK LIMITED                                                                                 12,782
       6,000   THE EIGHTEENTH BANK LIMITED                                                                            18,593
      10,000   THE FUKUI BANK LIMITED                                                                                 32,663
      25,000   THE HACHIJUNI BANK LIMITED                                                                            142,820
      14,000   THE HIGO BANK LIMITED                                                                                  78,096
      29,000   THE HIROSHIMA BANK LIMITED                                                                            115,653
      11,000   THE HOKKOKU BANK LIMITED                                                                               36,977
       8,000   THE HOKUETSU BANK LIMITED                                                                              15,547
      12,000   THE HYAKUGO BANK LIMITED                                                                               59,876
      14,000   THE HYAKUJUSHI BANK LIMITED                                                                            65,636

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
DEPOSITORY INSTITUTIONS (continued)
      15,000   THE IYO BANK LIMITED                                                                         $        160,330
      18,000   THE JUROKU BANK LIMITED                                                                                66,219
       3,000   THE KAGAWA BANK LIMITED                                                                                12,740
       8,000   THE KAGOSHIMA BANK LIMITED                                                                             54,916
       2,400   THE KANTO TSUKUBA BANK LIMITED                                                                          8,462
      12,000   THE KEIYO BANK LIMITED                                                                                 53,100
       5,000   THE MICHINOKU BANK LIMITED                                                                             11,063
       4,000   THE MIE BANK LIMITED                                                                                   12,783
       7,000   THE MINATO BANK LIMITED                                                                                 9,738
       1,500   THE MUSASHINO BANK LIMITED                                                                             43,751
      12,000   THE NANTO BANK LIMITED                                                                                 64,713
      14,000   THE OGAKI KYORITSU BANK LIMITED                                                                        64,168
       6,000   THE OITA BANK LIMITED                                                                                  31,592
       8,000   THE SAN-IN GODO BANK LIMITED                                                                           66,396
       9,000   THE SHIKOKU BANK LIMITED                                                                               33,148
       5,000   THE TOCHIGI BANK LIMITED                                                                               24,976
       9,000   THE TOHO BANK LIMITED                                                                                  35,385
       3,000   THE TOKUSHIMA BANK LIMITED                                                                             15,166
   2,682,765   TMB BANK PCL+                                                                                          57,862
       1,700   TOKYO TOMIN BANK LIMITED                                                                               28,023
      22,431   TORONTO-DOMINION BANK                                                                               1,142,353
      57,329   TRUSTCO BANK CORPORATION NEW YORK SHARES                                                              323,336
      37,669   TRUSTMARK CORPORATION                                                                                 737,936
     183,439   TURKIYE GARANTI BANKASI AS                                                                            459,519
      70,956   TURKIYE IS BANKASI                                                                                    244,034
      38,213   TURKIYE VAKIFLAR BANKASI TAO                                                                           52,664
      91,875   UCBH HOLDINGS INCORPORATED<<                                                                          142,406
      16,489   UMB FINANCIAL CORPORATION                                                                             661,704
      44,725   UMPQUA HOLDINGS CORPORATION<<                                                                         380,163
     405,473   UNICREDITO ITALIANO SPA                                                                             1,067,963
      16,470   UNION BANK HONG KONG                                                                                   29,772
      15,166   UNION BANK OF INDIA                                                                                    66,445
      16,423   UNIONE DI BANCHE SCPA                                                                                 227,665
      32,653   UNITED BANKSHARES INCORPORATED<<                                                                      688,652
      39,929   UNITED COMMUNITY BANKS INCORPORATED<<                                                                 309,448
       8,324   UNITED MIZRAHI BANK LIMITED                                                                            48,990
      59,000   UNITED OVERSEAS BANK LIMITED                                                                          585,431
      81,263   US BANCORP                                                                                          1,560,250
         383   VALIANT HOLDING AG                                                                                     71,823
      36,099   VALLEY NATIONAL BANCORP                                                                               438,242
          62   VERWALTUNGS-UND PRIVAT-BANK AG                                                                          5,137
         361   VONTOBEL HOLDINGS AG                                                                                    9,333
      65,696   WASHINGTON FEDERAL INCORPORATED                                                                       861,932
      39,753   WEBSTER FINANCIAL CORPORATION<<                                                                       296,557
     190,220   WELLS FARGO & COMPANY(L)                                                                            4,850,610
      15,426   WESTAMERICA BANCORPORATION<<                                                                          799,992
      44,035   WESTERN UNION COMPANY                                                                                 776,337
     137,470   WESTPAC BANKING CORPORATION                                                                         2,093,167
      47,736   WHITNEY HOLDING CORPORATION<<                                                                         591,926
      17,460   WILMINGTON TRUST CORPORATION<<                                                                        251,599
       8,500   WING HANG BANK LIMITED                                                                                 76,703
      17,976   WINTRUST FINANCIAL CORPORATION                                                                        323,568
       8,000   YAMAGATA BANK LIMITED                                                                                  37,662
      12,000   YAMAGUCHI FINANCIAL GROUP                                                                             149,069
       8,719   YES BANK LIMITED+                                                                                      23,384
      29,400   ZIONS BANCORPORATION<<                                                                                402,192
                                                                                                                 127,217,019
                                                                                                            ----------------
DIVERSIFIED OPERATIONS: 0.05%
      16,585   BOUSTEAD HOLDINGS BHD                                                                                  20,534
     278,043   CHINA RARE EARTH HOLDINGS LIMITED                                                                      49,066
     101,000   HUTCHISON WHAMPOA LIMITED                                                                             713,115

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
DIVERSIFIED OPERATIONS (continued)
      20,000   MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                      $         14,953
                                                                                                                     797,668
                                                                                                            ----------------
DURABLE GOODS - CONSUMER: 0.00%
      52,322   GOODMAN FIELDER LIMITED                                                                                54,010
                                                                                                            ----------------
E-COMMERCE/SERVICES: 0.09%
      19,427   AMAZON.COM INCORPORATED+<<                                                                          1,515,112
                                                                                                            ----------------
EATING & DRINKING PLACES: 0.71%
       1,965   AUTOGRILL SPA                                                                                          18,286
      23,126   BOB EVANS FARMS INCORPORATED                                                                          596,651
      75,500   BRINKER INTERNATIONAL INCORPORATED                                                                  1,351,450
      21,200   BURGER KING HOLDINGS INCORPORATED<<                                                                   351,072
       5,476   C&C GROUP PLC                                                                                          17,457
      12,800   CEC ENTERTAINMENT INCORPORATED+                                                                       411,264
      42,244   CHEESECAKE FACTORY INCORPORATED+                                                                      722,795
       3,298   CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                                261,235
       4,292   CHIPOTLE MEXICAN GRILL INCORPORATED CLASS B+                                                          292,800
      11,982   ENTERPRISE INNS PLC                                                                                    28,935
      16,692   FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                                                        14,019
       6,382   HEINEKEN NV                                                                                           228,773
       2,300   ITO EN LIMITED                                                                                         31,296
      29,416   JACK IN THE BOX INCORPORATED+                                                                         773,641
         800   KISOJI COMPANY LIMITED                                                                                 15,854
       2,914   MARSTON'S PLC                                                                                           8,053
      52,414   MCDONALD'S CORPORATION                                                                              3,091,902
       8,243   MITCHELLS & BUTLERS PLC                                                                                32,650
         547   OBRASCON HUARTE LAIN SA                                                                                10,151
      12,000   PAPA JOHN'S INTERNATIONAL INCORPORATED+<<                                                             325,200
      12,386   PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                               395,609
       4,791   PUNCH TAVERNS PLC                                                                                      11,409
       5,909   RESTAURANT GROUP PLC                                                                                   14,642
      22,360   SABMILLER PLC                                                                                         461,569
       2,000   SAIZERIYA COMPANY LIMITED                                                                              23,657
      18,000   SAPPORO HOLDINGS LIMITED                                                                               82,246
      10,000   TAKARA HOLDINGS INCORPORATED                                                                           58,608
       4,705   TIM HORTONS INCORPORATION                                                                             124,633
     111,896   WENDY'S ARBY'S GROUP INCORPORATED                                                                     469,963
       4,181   WHITBREAD PLC                                                                                          58,705
      29,572   YUM! BRANDS INCORPORATED                                                                            1,024,078
                                                                                                                  11,308,603
                                                                                                            ----------------
EDUCATIONAL SERVICES: 0.26%
       8,450   APOLLO GROUP INCORPORATED CLASS A+                                                                    499,395
       4,100   BENESSE CORPORATION                                                                                   171,682
      44,105   CORINTHIAN COLLEGES INCORPORATED+<<                                                                   678,335
      13,875   DEVRY INCORPORATED                                                                                    604,534
         442   EDUCOMP SOLUTIONS LIMITED                                                                              26,663
       8,831   ITT EDUCATIONAL SERVICES INCORPORATED+                                                                810,597
       6,704   NAVITAS LIMITED                                                                                        14,818
       7,487   STRAYER EDUCATION INCORPORATED                                                                      1,379,629
                                                                                                                   4,185,653
                                                                                                            ----------------
ELECTRIC, GAS & SANITARY SERVICES: 5.15%
       1,765   ACEA SPA                                                                                               22,839
      28,649   AEM SPA                                                                                                53,977
      40,603   AES CORPORATION+                                                                                      405,624
      20,215   AGL ENERGY LIMITED                                                                                    227,418

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
      57,048   AGL RESOURCES INCORPORATED                                                                   $      1,649,828
      37,951   ALLEGHENY ENERGY INCORPORATED                                                                         948,775
      20,285   ALLETE INCORPORATED                                                                                   534,713
      28,105   ALLIANT ENERGY CORPORATION                                                                            666,932
     552,035   ALMENDRAL SA                                                                                           49,981
       1,019   ALSTOM PROJECTS INDIA LIMITED                                                                          10,210
      52,706   AMEREN CORPORATION                                                                                  1,225,942
      18,698   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                          492,505
      33,596   AQUA AMERICA INCORPORATED                                                                             553,998
     395,800   ASIAN INSULATORS PCL                                                                                   46,144
         829   ATCO LIMITED                                                                                           27,199
      68,373   ATMOS ENERGY CORPORATION                                                                            1,640,952
     568,271   AU OPTRONICS CORPORATION                                                                              590,320
      40,613   AVISTA CORPORATION                                                                                    643,310
      15,992   BABCOCK & BROWN POWER                                                                                   1,025
      12,147   BHARAT HEAVY ELECTRICAL LIMITED                                                                       566,556
         285   BKW FMB ENERGIE AG                                                                                     21,200
      28,651   BLACK HILLS CORPORATION<<                                                                             613,131
       2,500   BRADESPAR SA                                                                                           35,513
      10,900   CALIFORNIA WATER SERVICE GROUP                                                                        379,538
      80,992   CALPINE CORPORATION+<<                                                                              1,097,442
         258   CANADIAN UTILITIES LIMITED                                                                              8,389
      79,910   CENTERPOINT ENERGY INCORPORATED                                                                       808,689
      19,000   CENTRAIS ELECTRICAS BRASILEIRAS SA                                                                    255,896
      15,900   CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B                                                        206,386
     139,695   CENTRICA PLC                                                                                          557,839
       5,548   CESC LIMITED                                                                                           41,581
      12,266   CEZ AS                                                                                                558,535
      45,000   CHINA POWER INTERNATIONAL DEVELOPMENT LIMITED                                                          12,435
      66,000   CHINA RESOURCES POWER HOLDINGS COMPANY                                                                141,517
      35,100   CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                             784,699
      10,592   CIA GENERAL DE ELECTRICIDAD SA                                                                         67,830
      11,347   CLEAN HARBORS INCORPORATED+                                                                           618,638
      44,534   CLECO CORPORATION                                                                                     911,166
      76,000   CLP HOLDINGS LIMITED                                                                                  512,088
      57,019   CMS ENERGY CORPORATION<<                                                                              646,595
     956,543   COLBUN SA                                                                                             208,555
       2,117   COMPANIA CERVECERIAS UNIDAS SA ADR                                                                     68,605
      12,615   CONSOLIDATED EDISON INCORPORATED                                                                      447,328
      45,300   CONSTELLATION ENERGY GROUP INCORPORATED<<                                                           1,235,784
      12,547   CONTACT ENERGY LIMITED                                                                                 46,221
      27,367   COVANTA HOLDING CORPORATION+<<                                                                        413,515
       8,154   CPFL ENERGIA SA                                                                                       133,731
      26,686   DOMINION RESOURCES INCORPORATED                                                                       848,348
      29,494   DPL INCORPORATED                                                                                      641,789
       8,843   DRAX GROUP PLC                                                                                         70,382
      42,374   DTE ENERGY COMPANY<<                                                                                1,281,814
      57,586   DUKE ENERGY CORPORATION                                                                               814,842
       3,100   DUSKIN COMPANY LIMITED                                                                                 52,749
     371,648   DYNEGY INCORPORATED CLASS A+<<                                                                        747,012
      48,583   E.ON AG                                                                                             1,724,488
         525   EDF ENERGIES NOUVELLES SA                                                                              24,734
      13,768   EDISON INTERNATIONAL                                                                                  402,576
      19,099   EDISON SPA                                                                                             25,684
     177,372   EL PASO CORPORATION                                                                                 1,729,377
       6,700   ELECTRIC POWER DEVELOPMENT COMPANY                                                                    191,080
       7,093   ELECTRICITE DE FRANCE                                                                                 373,375
      13,400   ELECTRICITY GENERATING PCL                                                                             27,342
       2,513   EMERA INCORPORATED                                                                                     45,254
     268,903   EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                           398,198
       4,069   ENAGAS                                                                                                 75,460
       8,800   ENBRIDGE INCORPORATED                                                                                 311,940
         570   ENBW ENERGIE BADEN-WUERTTEMBERG AG                                                                     28,247

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
       1,942   ENDESA SA                                                                                    $         50,874
     111,770   ENEL SPA                                                                                              665,655
       5,447   ENERGY DEVELOPMENTS LIMITED                                                                             6,457
         814   ENERGY SAVINGS INCOME FUND                                                                              8,279
   1,027,529   ENERSIS SA (CHILE)                                                                                    352,050
       8,739   ENTERGY CORPORATION<<                                                                                 651,580
      23,179   ENVESTRA LIMITED                                                                                        8,778
         600   EPCOR POWER LP                                                                                          7,287
         529   EVN AG                                                                                                  9,354
      41,463   EXELON CORPORATION                                                                                  1,990,639
      80,100   FIRST PHILIPPINE HOLDINGS CORPORATION                                                                  47,302
      14,084   FIRSTENERGY CORPORATION                                                                               532,234
       4,462   FORTIS INCORPORATED                                                                                    98,088
      11,370   FORTUM OYJ                                                                                            279,156
      18,013   FPL GROUP INCORPORATED                                                                              1,018,275
      79,315   FRONTIER COMMUNICATIONS CORPORATION                                                                   577,413
       3,993   GAMESA CORPORATION TECNOLOGICA SA                                                                      89,764
       7,200   GAS NATURAL SDG SA                                                                                    130,378
      31,600   GLOW ENERGY PCL                                                                                        24,710
      30,037   GREAT PLAINS ENERGY INCORPORATED                                                                      452,659
       2,639   GRUPO ELEKTRA SA DE CV                                                                                137,239
      67,283   HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED<<                                                         1,160,632
       5,474   HERA SPA                                                                                               12,601
       9,300   HOKURIKU ELECTRIC POWER COMPANY                                                                       216,472
      61,105   HONG KONG ELECTRIC HOLDINGS LIMITED                                                                   328,323
     252,000   HUANENG POWER INTERNATIONAL INCORPORATED                                                              167,597
     100,115   IBERDROLA SA                                                                                          859,760
      33,573   IDACORP INCORPORATED                                                                                  781,244
      19,471   INTEGRYS ENERGY GROUP INCORPORATED                                                                    527,469
      37,188   INTERNATIONAL POWER PLC                                                                               165,674
      26,261   ITC HOLDINGS CORPORATION                                                                            1,126,334
      39,100   KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                            853,244
         619   KEYERA FACILITIES                                                                                      10,206
      19,895   KOREA ELECTRIC POWER CORPORATION                                                                      452,698
       1,720   KOREA GAS CORPORATION                                                                                  62,301
      21,100   KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                            444,044
      11,600   LACLEDE GROUP INCORPORATED                                                                            360,528
       4,415   LINDE AG                                                                                              368,149
      33,200   MANILA ELECTRIC COMPANY                                                                                81,558
      43,826   MDU RESOURCES GROUP INCORPORATED                                                                      809,028
      23,274   NEW JERSEY RESOURCES                                                                                  774,326
      71,383   NISOURCE INCORPORATED                                                                                 763,084
         816   NORDEX AG+                                                                                             14,286
      43,982   NORTHEAST UTILITIES                                                                                   914,386
      14,900   NORTHWEST NATURAL GAS COMPANY                                                                         632,356
      26,794   NORTHWESTERN CORPORATION                                                                              574,195
      51,315   NRG ENERGY INCORPORATED+                                                                            1,154,588
      27,800   NSTAR<<                                                                                               835,946
      58,758   NV ENERGY INCORPORTED                                                                                 587,580
      23,823   OGE ENERGY CORPORATION                                                                                615,110
      24,400   ONEOK INCORPORATED                                                                                    714,920
      97,000   OSAKA GAS COMPANY LIMITED                                                                             308,343
       7,902   PENNON GROUP PLC                                                                                       60,362
      54,988   PEPCO HOLDINGS INCORPORATED                                                                           713,744
     784,000   PERUSAHAAN GAS NEGARA PT                                                                              221,026
      18,900   PETRONAS GAS BHD                                                                                       52,985
      16,665   PG&E CORPORATION                                                                                      611,772
      25,596   PINNACLE WEST CAPITAL CORPORATION                                                                     707,729
      58,556   PNM RESOURCES INCORPORATED                                                                            541,643
     364,000   PNOC ENERGY DEVELOPMENT CORPORATION                                                                    28,607
      54,840   PORTLAND GENERAL ELECTRIC COMPANY<<                                                                   986,572
      16,866   PPL CORPORATION                                                                                       547,639
      11,829   PROGRESS ENERGY INCORPORATED                                                                          420,048

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
       2,560   PUBLIC POWER CORPORATION SA                                                                  $         58,219
      23,502   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                          749,009
       1,227   Q-CELLS AG+                                                                                            30,986
      37,618   QUESTAR CORPORATION                                                                                 1,274,874
       4,100   RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                           4,492
      16,600   RATCHABURI ELECTRICITY GENERATING HOLDING PCL ADR                                                      18,385
       2,676   RED ELECTRICA DE ESPANA                                                                               125,647
       8,963   RELIANCE ENERGY LIMITED                                                                               244,325
       2,939   RENEWABLE ENERGY CORPORATION AS+                                                                       32,198
           7   ROMANDE ENERGIE HOLDING SA                                                                             13,254
      89,121   RRI ENERGY INCORPORATED+<<                                                                            488,383
      10,948   RWE AG                                                                                                911,535
      14,000   SAIBU GAS COMPANY LIMITED                                                                              36,316
      21,600   SARAWAK ENTERPRISE CORPORATION                                                                         13,513
      27,668   SCANA CORPORATION                                                                                     830,593
      24,095   SCOTTISH & SOUTHERN ENERGY PLC                                                                        456,133
      10,509   SEMPRA ENERGY                                                                                         480,051
       6,195   SEVERN TRENT PLC                                                                                      112,838
       3,771   SHANKS GROUP PLC                                                                                        5,964
      10,900   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                           308,445
       2,500   SHIZUOKA GAS COMPANY LIMITED                                                                           13,455
      16,500   SOUTH JERSEY INDUSTRIES INCORPORATED<<                                                                550,770
      37,238   SOUTHERN COMPANY                                                                                    1,057,932
      26,582   SOUTHERN UNION COMPANY                                                                                461,995
      33,268   SOUTHWEST GAS CORPORATION                                                                             691,309
      44,922   SP AUSNET                                                                                              29,015
      28,925   SPECTRA ENERGY CORPORATION                                                                            464,246
      19,607   STERICYCLE INCORPORATED+<<                                                                            979,958
       6,630   SUEZ ENVIRONNEMENT SA                                                                                 120,762
      50,678   TECO ENERGY INCORPORATED                                                                              568,607
     138,850   TENAGA NASIONAL BHD                                                                                   325,363
      32,838   TERNA SPA                                                                                             121,057
      13,300   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                       275,172
         800   THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                        42,402
      23,600   TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                            483,486
      64,200   TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                           1,615,921
     116,000   TOKYO GAS COMPANY LIMITED                                                                             426,949
      10,229   TRACTEBEL ENERGIA SA                                                                                   95,604
       5,100   TRANSALTA CORPORATION                                                                                  93,428
       4,988   TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                                   7,950
       3,817   TRUSTPOWER LIMITED                                                                                     19,113
      26,482   UNISOURCE ENERGY CORPORATION                                                                          673,702
      16,849   UNITED UTILITIES GROUP PLC                                                                            146,730
      60,421   VECTREN CORPORATION                                                                                 1,374,578
      10,532   VEOLIA ENVIRONNEMENT                                                                                  311,696
       1,566   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                                84,752
      41,985   WASTE CONNECTIONS INCORPORATED+                                                                     1,066,419
      22,853   WASTE MANAGEMENT INCORPORATED                                                                         630,514
      37,400   WGL HOLDINGS INCORPORATED                                                                           1,111,528
      35,500   WILLIAMS COMPANIES INCORPORATED                                                                       595,690
       3,580   WOONGJIN COWAY COMPANY LIMITED                                                                         81,426
     115,738   XCEL ENERGY INCORPORATED<<                                                                          1,984,907
      32,000   XINAO GAS HOLDINGS LIMITED                                                                             49,613
                                                                                                                  82,464,274
                                                                                                            ----------------
ELECTRICAL PRODUCTS: 0.00%
      10,395   INVENTEC APPLIANCES CORPORATION                                                                        11,025
                                                                                                            ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.55%
      16,000   AAC ACOUSTIC TECHNOLOGIES HOLDINGS INCORPORATED                                                        13,214
     203,141   ACER INCORPORATED                                                                                     371,082

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
      19,520   ACTEL CORPORATION+                                                                           $        220,186
      21,934   ACUITY BRANDS INCORPORATED                                                                            596,166
      78,027   ADAPTEC INCORPORATED+                                                                                 212,233
      73,100   ADC TELECOMMUNICATIONS INCORPORATED+                                                                  514,624
     130,680   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                593,287
     338,284   ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED                                                       212,658
       7,600   ADVANTEST CORPORATION                                                                                 135,946
       1,171   AIXTRON AG                                                                                             13,965
      42,534   ALCO HOLDINGS LIMITED                                                                                   9,558
       1,200   ALPINE ELECTRONICS INCORPORATED                                                                        11,013
       8,900   ALPS ELECTRIC COMPANY LIMITED                                                                          47,959
      65,516   ALTERA CORPORATION                                                                                  1,115,082
      23,166   AMETEK INCORPORATED<<                                                                                 728,571
      79,685   AMKOR TECHNOLOGY INCORPORATED+<<                                                                      361,770
      39,732   AMPHENOL CORPORATION CLASS A                                                                        1,326,651
       9,000   ANRITSU CORPORATION                                                                                    34,612
       5,228   ARCELIK AS                                                                                              7,456
      35,433   ARM HOLDINGS PLC                                                                                       61,466
      66,026   ARRIS GROUP INCORPORATED+                                                                             800,237
      14,099   ASIA OPTICAL COMPANY INCORPORATED                                                                      18,121
         688   ASM INTERNATIONAL NV+                                                                                   9,781
       6,500   ASM PACIFIC TECHNOLOGY                                                                                 38,393
     325,551   ASUSTEK COMPUTER INCORPORATED                                                                         463,531
      34,079   ATHEROS COMMUNICATIONS INCORPORATED+<<                                                                571,164
     238,754   ATMEL CORPORATION+                                                                                    919,203
      17,711   ATMI INCORPORATED+                                                                                    287,450
          14   AXELL CORPORATION                                                                                      47,621
          82   BANG & OLUFSEN AS                                                                                         698
     650,000   BANK OF COMMUNICATIONS LIMITED                                                                        603,738
          99   BARCO NV                                                                                                3,412
      48,584   BENCHMARK ELECTRONICS INCORPORATED+                                                                   592,725
       1,435   BF UTILITIES LIMITED+                                                                                  23,816
      11,800   BROTHER INDUSTRIES LIMITED                                                                            111,837
      26,000   BYD ELECTRONIC INTERNATIONAL COMPANY LIMITED                                                           18,674
       2,400   CANON ELECTRONICS INCORPORATED                                                                         32,958
      56,200   CANON INCORPORATED                                                                                  1,864,565
           7   CANON INCORPORATED ADR                                                                                    232
       7,738   CELESTICA INCORPORATED+                                                                                50,993
      14,508   CERADYNE INCORPORATED+<<                                                                              327,881
       9,990   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                         15,343
           8   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                            124
      26,640   CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                           43,993
     518,844   CHI MEI OPTOELECTRONICS CORPORATION                                                                   307,591
      30,000   CHINA WATER AFFAIRS GROUP LIMITED+                                                                      7,890
       1,900   CHIYODA INTEGRE COMPANY LIMITED                                                                        21,176
       4,245   CHLORIDE GROUP                                                                                         10,521
     499,000   CHUNGHWA PICTURE TUBES LIMITED                                                                         82,438
       2,637   CIA ENERGETICA DE MINAS GERAIS                                                                         26,505
      50,580   CIENA CORPORATION+<<                                                                                  556,380
     373,449   CISCO SYSTEMS INCORPORATED+                                                                         6,908,807
       8,000   CLARION COMPANY LIMITED                                                                                 8,010
       2,200   CMK CORPORATION                                                                                        16,411
      13,800   COMTECH TELECOMMUNICATIONS CORPORATION+                                                               402,132
       2,000   CORONA CORPORATION                                                                                     26,427
      42,367   CREE INCORPORATED+                                                                                  1,289,228
      28,816   CTS CORPORATION                                                                                       166,268
      16,337   CYMER INCORPORATED+                                                                                   453,515
      78,124   CYPRESS SEMICONDUCTOR CORPORATION+<<                                                                  671,866
      16,000   DAIDO STEEL COMPANY LIMITED                                                                            69,883
       9,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                         23,824
       6,000   DAISHINKU CORPORATION                                                                                  15,694
       9,900   DARFON ELECTRONICS CORPORATION                                                                         10,310
      22,600   DELTA ELECTRONICS (THAILAND) PCL                                                                        9,617

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
       9,566   DIONEX CORPORATION+                                                                          $        539,140
      12,136   DOLBY LABORATORIES INCORPORATED CLASS A+<<                                                            437,624
      19,590   DSP GROUP INCORPORATED+                                                                               142,028
       1,900   EIZO NANAO CORPORATION                                                                                 35,691
      11,343   ELECTROCOMPONENTS PLC                                                                                  26,868
       6,336   ELECTROLUX AB CLASS B                                                                                  80,527
      43,672   ELITEGROUP COMPUTER SYSTEMS                                                                            15,722
      55,433   ENERGIAS DE PORTUGAL SA                                                                               223,231
      15,234   ENERGIZER HOLDINGS INCORPORATED+                                                                      796,129
       3,900   ENPLAS CORPORATION                                                                                     34,924
      39,210   EPISTAR CORPORATION                                                                                   118,033
      27,583   EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                  74,047
       1,640   EVERTZ TECHNOLOGIES LIMITED                                                                            24,185
         180   EVS BROADCAST EQUIPMENT SA                                                                              8,771
      30,557   EXAR CORPORATION+                                                                                     197,398
      23,645   EXIDE INDUSTRIES LIMITED                                                                               35,823
      92,560   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                   653,474
       9,000   FANUC LIMITED                                                                                         726,961
      22,299   FARADAY TECHNOLOGY CORPORATION                                                                         40,665
     322,483   FINISAR CORPORATION+                                                                                  209,614
       2,793   FIRST SOLAR INCORPORATED+<<                                                                           530,670
     176,900   FLEXTRONICS INTERNATIONAL LIMITED+                                                                    700,525
      12,000   FORMOSA SUMCO TECHNOLOGY CORPORATION                                                                   29,507
       2,400   FOSTER ELECTRIC COMPANY LIMITED                                                                        28,105
       1,000   FUNAI ELECTRIC COMPANY LIMITED                                                                         36,184
       1,300   FUTABA CORPORATION CHIBA                                                                               25,612
     499,207   GENERAL ELECTRIC COMPANY                                                                            6,729,310
      35,588   GENTEX CORPORATION                                                                                    419,583
       4,219   GLOBAL UNICHIP CORPORATION                                                                             26,021
       5,463   GN STORE NORD                                                                                          23,430
      25,000   GS YUASA CORPORATION                                                                                  198,605
       3,200   HAMAMATSU PHOTONICS                                                                                    62,925
     194,800   HANA MICROELECTRONICS PCL                                                                              90,842
     386,962   HANNSTAR DISPLAY CORPORATION                                                                          103,343
      43,412   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                          809,200
      52,344   HARMONIC INCORPORATED+                                                                                302,548
      30,567   HARRIS CORPORATION                                                                                    950,022
       7,336   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                          34,995
      47,136   HEXEL CORPORATION+                                                                                    503,884
       1,100   HI-LEX CORPORATION                                                                                      8,052
         900   HIOKI EE CORPORATION                                                                                   14,929
       1,600   HIROSE ELECTRIC COMPANY LIMITED                                                                       178,564
       9,000   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                          170,296
       1,900   HORIBA LIMITED                                                                                         46,382
       2,900   HOSIDEN CORPORATION                                                                                    38,962
         300   HUBER & SUHNER AG                                                                                       9,458
      30,437   HYNIX SEMICONDUCTOR INCORPORATED+                                                                     316,325
       6,700   IBIDEN COMPANY LIMITED                                                                                192,336
       1,100   IDEC CORPORATION                                                                                        7,033
      23,791   IMATION CORPORATION                                                                                   229,821
         510   INDESIT COMPANY SPA                                                                                     3,433
      16,362   INFINEON TECHNOLOGIES AG+                                                                              51,888
         940   INGENICO                                                                                               19,645
     238,712   INNOLUX DISPLAY CORPORATION                                                                           336,815
     151,400   INOTERA MEMORIES INCORPORATED                                                                          80,444
     266,234   INTEL CORPORATION                                                                                   4,185,198
      24,273   INTERDIGITAL INCORPORATED+<<                                                                          621,874
      31,534   INTERSIL CORPORATION CLASS A                                                                          386,292
      50,400   JABIL CIRCUIT INCORPORATED                                                                            394,632
     118,914   JDS UNIPHASE CORPORATION+                                                                             640,946
       3,000   JEOL LIMITED                                                                                           10,282
       7,000   JUKI CORPORATION                                                                                        9,752
          51   KABA HOLDING                                                                                            9,352

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
      12,232   KESA ELECTRICALS PLC                                                                         $         24,083
       1,900   KEYENCE CORPORATION                                                                                   397,410
      16,582   KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                             30,250
       3,700   KOA CORPORATION                                                                                        22,762
      25,879   KONINKLIJKE PHILIPS ELECTRONICS NV                                                                    489,258
       3,147   KONTRON AG                                                                                             38,307
       2,324   KUDELSKI SA                                                                                            36,240
       8,900   KYOCERA CORPORATION                                                                                   701,029
       7,354   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                              540,593
       7,493   LAIRD GROUP PLC                                                                                        17,509
      93,522   LATTICE SEMICONDUCTOR CORPORATION+                                                                    185,174
       2,648   LEGRAND SA                                                                                             56,114
       7,378   LG ELECTRONICS INCORPORATED                                                                           711,272
      12,960   LG TELECOM LIMITED                                                                                     87,919
      21,563   LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                                879,770
      46,782   LINEAR TECHNOLOGY CORPORATION                                                                       1,095,167
       2,403   LS CABLE LIMITED                                                                                      194,025
     164,350   LSI LOGIC CORPORATION+                                                                                734,645
       1,600   MABUCHI MOTOR COMPANY LIMITED                                                                          79,636
     239,683   MACRONIX INTERNATIONAL                                                                                111,396
       6,300   MAKITA CORPORATION                                                                                    140,065
       8,700   MALAYSIAN PACIFIC INDUSTRIES                                                                           12,809
       3,800   MARUBUN CORPORATION                                                                                    15,570
     121,068   MARVELL TECHNOLOGY GROUP LIMITED+                                                                   1,383,807
      82,934   MEDIATEK INCORPORATED                                                                               1,033,455
         900   MEGACHIPS CORPORATION                                                                                  16,129
         187   MELEXIS NV                                                                                              1,272
      51,266   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                               988,921
      32,233   METHODE ELECTRONICS INCORPORATED                                                                      188,241
      37,797   MICREL INCORPORATED                                                                                   277,808
       2,113   MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                                1,531
      47,400   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                 1,022,418
       1,369   MICRONAS SEMICONDUCTOR HOLDING+                                                                         4,287
         600   MICRONICS JAPAN COMPANY LIMITED                                                                         7,788
      45,329   MICROSEMI CORPORATION+                                                                                610,128
         600   MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                           7,044
      17,000   MINEBEA COMPANY LIMITED                                                                                69,314
       3,700   MITSUMI ELECTRIC COMPANY LIMITED                                                                       71,572
      17,095   MOLEX INCORPORATED<<                                                                                  261,212
      19,286   MOLEX INCORPORATED CLASS A                                                                            266,147
      21,682   MOOG INCORPORATED CLASS A+                                                                            518,200
      50,780   MOSEL VITELIC INCORPORATED                                                                             15,721
      96,800   MOTOROLA INCORPORATED                                                                                 586,608
      10,900   MURATA MANUFACTURING COMPANY LIMITED                                                                  461,277
      15,132   NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                               45,600
     188,515   NANYA TECHNOLOGY CORPORATION                                                                           35,672
      64,583   NATIONAL GRID PLC                                                                                     626,222
      58,340   NATIONAL SEMICONDUCTOR CORPORATION<<                                                                  809,759
      96,000   NEC CORPORATION                                                                                       376,335
       1,400   NEC ELECTRONICS CORPORATION+                                                                           14,362
       8,000   NEC TOKIN CORPORATION                                                                                  19,442
         579   NEXANS SA                                                                                              31,936
      14,000   NGK INSULATORS LIMITED                                                                                249,108
       3,400   NICHICON CORPORATION                                                                                   37,418
       1,000   NIDEC COPAL CORPORATION                                                                                 8,792
       7,000   NIDEC COPAL ELECTRONICS CORPORATION                                                                    36,351
       3,000   NIDEC SANKYO CORPORATION                                                                               13,342
         300   NIHON DEMPA KOGYO COMPANY LIMITED                                                                       5,846
       5,400   NINTENDO COMPANY LIMITED                                                                            1,457,243
      11,000   NIPPON CARBON COMPANY LIMITED                                                                          30,589
       3,000   NIPPON CHEMI-CON CORPORATION                                                                            9,002
       2,400   NIPPON SIGNAL COMPANY LIMITED                                                                          18,333

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
       8,000   NISSIN ELECTRIC COMPANY LIMITED                                                              $         36,892
       1,300   NITTO KOGYO CORPORATION                                                                                10,562
     101,313   NOKIA OYJ                                                                                           1,554,815
         832   NORDDEUTSCHE AFFINERIE AG                                                                              25,907
       1,600   NORITZ CORPORATION                                                                                     20,243
      33,622   NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                           82,593
      66,554   NTPC LIMITED                                                                                          306,153
          58   NTT DATA CORPORATION                                                                                  173,572
     121,885   NVIDIA CORPORATION+                                                                                 1,271,261
         111   OC OERLIKON CORPORATION AG+                                                                             6,560
      34,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                  35,799
       6,000   OLYMPUS CORPORATION                                                                                   118,300
      37,905   OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                               431,738
       9,804   OMRON CORPORATION                                                                                     149,188
       2,200   ONEX CORPORATION                                                                                       42,821
      14,000   OPENWAVE SYSTEMS INCORPORATED+                                                                         24,640
       2,730   OPTEX COMPANY LIMITED                                                                                  25,227
      35,467   PAN-INTERNATIONAL INDUSTRIAL                                                                           46,070
      10,195   PARK ELECTROCHEMICAL CORPORATION                                                                      196,662
          11   PHOENIX MECANO AG                                                                                       3,060
      23,214   PHOENIX PRECISION TECHNOLOGY CORPORATION                                                               10,344
      37,064   PLANTRONICS INCORPORATED                                                                              661,222
      21,621   PLEXUS CORPORATION+                                                                                   394,799
     161,935   PMC-SIERRA INCORPORATED+                                                                            1,229,087
      45,035   POWERTECH TECHNOLOGY INCORPORATED                                                                      97,993
      18,366   PREMIER FARNELL PLC                                                                                    39,874
       2,397   PRYSMIAN SPA                                                                                           34,789
      30,900   QLOGIC CORPORATION+                                                                                   421,785
     104,097   QUALCOMM INCORPORATED                                                                               4,537,588
      56,669   RAMBUS INCORPORATED+<<                                                                                733,864
      28,207   REALTEK SEMICONDUCTOR CORPORATION                                                                      57,245
      16,577   REGAL-BELOIT CORPORATION<<                                                                            654,957
      12,656   RESEARCH IN MOTION LIMITED+                                                                           991,498
      10,996   REUNERT LIMITED                                                                                        56,868
       1,070   REXEL SA                                                                                               10,662
     182,974   RF MICRO DEVICES INCORPORATED+                                                                        521,476
       8,995   RICHTEK TECHNOLOGY CORPORATION                                                                         63,421
      33,565   RICOH COMPANY LIMITED                                                                                 459,923
      35,882   ROCKWELL COLLINS INCORPORATED                                                                       1,522,114
       4,800   ROHM COMPANY LIMITED                                                                                  313,054
         800   ROLAND CORPORATION                                                                                      9,001
       1,765   ROTORK PLC                                                                                             24,546
       1,800   RYOSAN COMPANY LIMITED                                                                                 40,903
       5,918   SAFRAN SA                                                                                              78,040
       1,319   SAMSUNG DIGITAL IMAGING COMPANY LIMITED+                                                               64,859
       4,230   SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED                                                             192,551
       9,930   SAMSUNG ELECTRONICS COMPANY LIMITED                                                                 4,440,375
       2,690   SAMSUNG SDI COMPANY LIMITED                                                                           223,153
       2,936   SAMSUNG TECHWIN COMPANY LIMITED                                                                       180,254
       7,000   SANKEN ELECTRIC COMPANY LIMITED                                                                        29,172
     388,864   SANMINA-SCI CORPORATION+<<                                                                            279,982
         900   SANSHIN ELECTRONICS COMPANY LIMITED                                                                     6,572
       6,000   SANYO DENKI COMPANY LIMITED                                                                            16,862
         348   SEB SA                                                                                                 13,937
      10,600   SECOM COMPANY LIMITED                                                                                 443,102
       7,300   SEIKO EPSON CORPORATION                                                                               107,323
     589,000   SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                 31,241
      49,000   SHARP CORPORATION                                                                                     554,243
       9,000   SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                      19,023
       2,200   SHINKAWA LIMITED                                                                                       28,697
       3,100   SHINKO ELECTRIC INDUSTRIES                                                                             35,681
      10,000   SHOWA ELECTRIC WIRE                                                                                     8,580
      60,360   SILICON IMAGE INCORPORATED+                                                                           143,053

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
      49,000   SILICON INTEGRATED SYSTEMS CORPORATION                                                       $         23,345
      24,024   SILICON LABORATORIES INCORPORATED+<<                                                                  807,687
       9,592   SMITHS GROUP PLC                                                                                      112,857
      11,000   SMK CORPORATION                                                                                        39,136
       1,711   SOITEC+                                                                                                11,967
      35,925   SOLERA HOLDINGS INCORPORATED+                                                                         822,683
      47,094   SONY CORPORATION                                                                                    1,233,190
       2,351   SPECTRIS PLC                                                                                           19,046
       2,000   STAR MICRONICS COMPANY LIMITED                                                                         18,791
      33,120   STERLITE INDUSTRIES INDIA LIMITED                                                                     442,590
      17,186   STMICROELECTRONICS NV                                                                                 127,403
       1,500   SUMIDA ELECTRIC CORPORATION                                                                             8,369
      38,140   SUNPLUS TECHNOLOGY COMPANY LIMITED                                                                     22,473
      10,471   SUNPOWER CORPORATION+<<                                                                               305,125
      10,081   SUNPOWER CORPORATION CLASS B+<<                                                                       259,288
      18,339   SYNAPTICS INCORPORATED+<<                                                                             644,066
       1,369   TAIHAN ELECTRIC WIRE COMPANY LIMITED                                                                   24,394
       7,000   TAIYO YUDEN COMPANY LIMITED                                                                            72,655
      16,000   TAMURA CORPORATION                                                                                     52,126
       2,300   TANBERG ASA                                                                                            38,420
       9,688   TATA POWER COMPANY LIMITED                                                                            222,149
     282,000   TATUNG COMPANY LIMITED+                                                                                78,960
      61,800   TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                                            17,758
     130,000   TECO ELECTRIC & MACHINERY COMPANY LIMITED                                                              58,975
       2,000   TEIKOKY TSUSHIN KOGYO COMPANY                                                                           4,923
      21,090   TELEFLEX INCORPORATED                                                                                 945,887
       7,326   TELEFONICA O2 CZECH REPUBLIC AS                                                                       158,415
      92,764   TELLABS INCORPORATED+                                                                                 514,840
      26,640   TESSERA TECHNOLOGIES INCORPORATED+                                                                    626,839
      11,648   THOMAS & BETTS CORPORATION+                                                                           357,361
       3,226   THOMSON REUTERS PLC                                                                                    88,780
       1,000   TOA CORPORATION                                                                                         5,531
      14,000   TOKO INCORPORATED                                                                                      21,085
       8,400   TOKYO ELECTRON LIMITED                                                                                385,285
      29,000   TOKYO ROPE MANUFACTURING                                                                               80,979
       1,900   TOKYO SEIMITSU COMPANY LIMITED                                                                         23,267
       5,000   TOSHIBA TEC CORPORATION                                                                                20,386
         300   TOYO TANSO COMPANY LIMITED                                                                             12,233
      24,899   TRANSCEND INFORMATION INCORPORATED                                                                     66,453
      28,126   TRIPOD TECHNOLOGY CORPORATION                                                                          58,693
       4,000   TRULY INTERNATIONAL                                                                                     2,743
      20,575   TYCO ELECTRONICS LIMITED                                                                              357,388
       1,388   ULTRA ELECTRONICS HOLDINGS                                                                             24,763
       1,700   ULVAC INCORPORATED                                                                                     34,734
      43,511   UNIVERSAL SCIENTIFIC                                                                                   16,572
      38,608   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                             908,060
       8,821   VECTOR LIMITED                                                                                         11,440
       9,000   VENTURE CORPORATION LIMITED                                                                            44,542
      89,000   VIA TECHNOLOGIES INCORPORATED+                                                                         45,774
     128,327   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                  709,648
          13   WACOM COMPANY LIMITED                                                                                  22,094
     198,000   WALSIN LIHWA CORPORATION                                                                               66,128
       4,000   WBL CORPORATION LIMITED                                                                                 9,839
      80,800   WESTAR ENERGY INCORPORATED<<                                                                        1,442,280
      19,200   WHIRLPOOL CORPORATION                                                                                 808,704
     222,000   WINDBOND ELECTRONICS CORPORATION+                                                                      47,484
      77,000   WINTEK CORPORATION                                                                                     59,419
      40,000   YA HSIN INDUSTRIAL COMPANY LIMITED(A)                                                                       0
     118,000   YAGEO CORPORATION                                                                                      28,849
       5,000   YAMAICHI ELECTRONICS COMPANY LIMITED                                                                   10,637
      11,000   YASKAWA ELECTRIC CORPORATION                                                                           58,572
       9,700   YOKOGAWA ELECTRIC CORPORATION                                                                          49,283

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
       3,200   YOKOWO COMPANY LIMITED                                                                       $         15,315
      28,448   ZORAN CORPORATION+                                                                                    315,204
                                                                                                                 104,996,252
                                                                                                            ----------------
ELECTRONICS: 0.00%
       8,926   CARPHONE WAREHOUSE PLC                                                                                 24,284
                                                                                                            ----------------
ENERGY: 0.01%
          84   ATEL HOLDING AG                                                                                        34,962
         665   BAYTEX ENERGY TRUST                                                                                    11,908
      76,585   GVK POWER & INFRASTRUCTURE LIMITED                                                                     74,848
       8,953   LINC ENERGY LIMITED+                                                                                   15,393
         444   SECHILIENNE SA                                                                                         15,121
       1,865   SOLARWORLD AG                                                                                          58,486
       1,492   SONGA OFFSHORE SE+                                                                                      4,133
                                                                                                                     214,851
                                                                                                            ----------------
ENERGY - EXPLORATION & PRODUCTION: 0.01%
      64,427   RELIANCE NATURAL RESOURCES LIMITED+                                                                   114,291
                                                                                                            ----------------
ENGINEERING CONSTRUCTION: 0.04%
       3,340   AKER KVAERNER ASA                                                                                      29,447
      28,000   ANHUI CONCH CEMENT COMPANY LIMITED                                                                    202,919
      11,562   LARSEN & TOUBRO LIMITED                                                                               347,273
      10,000   PEACE MARK HOLDINGS LIMITED(A)                                                                              0
       2,000   TOSHIBA PLANT SYSTEMS & SERVICES CORPORATION                                                           22,217
                                                                                                                     601,856
                                                                                                            ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.16%
      39,037   ACCENTURE LIMITED CLASS A                                                                           1,168,377
       4,758   ACERGY SA                                                                                              48,766
      17,799   AECOM TECHNOLOGY CORPORATION+                                                                         567,966
      32,247   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                365,036
       1,965   AUSENCO LIMITED                                                                                         5,860
      20,934   AVENG LIMITED                                                                                          92,167
      46,000   BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED
               CLASS H                                                                                                36,670
         874   BHARAT EARTH MOVERS LIMITED                                                                            14,045
       7,317   BOUYGUES SA                                                                                           302,503
      29,078   CELGENE CORPORATION+                                                                                1,228,255
      15,533   CEPHALON INCORPORATED+<<                                                                              905,729
       8,000   CHIYODA CORPORATION                                                                                    68,758
       1,100   CHUDENKO CORPORATION                                                                                   16,001
      12,942   CORE LABORATORIES NV<<                                                                              1,223,019
      15,505   DOWNER EDI LIMITED                                                                                     59,063
      11,160   FLUOR CORPORATION                                                                                     524,297
         801   FRAPORT AG                                                                                             32,904
      28,599   GEN-PROBE INCORPORATED+                                                                             1,219,175
       4,621   GROUPE AEROPLAN INCORPORATED                                                                           31,828
      14,509   HCL TECHNOLOGIES LIMITED                                                                               51,831
      20,085   HEWITT ASSOCIATES INCORPORATED+                                                                       582,465
       2,000   HIBIYA ENGINEERING LIMITED                                                                             17,696
       3,000   HITACHI PLANT TECHNOLOGIES LIMITED                                                                     15,682
       2,800   HONG KONG AIRCRAFT ENGINEERING COMPANY LIMITED                                                         33,872
      10,815   IHS INCORPORATED+                                                                                     519,120
       1,402   IMTECH NV                                                                                              28,113
      53,532   INCYTE CORPORATION+<<                                                                                 176,120
      46,817   ISIS PHARMACEUTICALS INCORPORATED+<<                                                                  646,075
      26,748   JACOBS ENGINEERING GROUP INCORPORATED+                                                              1,148,559
      51,333   JAIPRAKASH ASSOCIATES LIMITED                                                                         228,496

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES (continued)
       3,000   JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                       $         37,602
       5,000   KANDENKO COMPANY LIMITED                                                                               35,080
         590   KBC ANCORA                                                                                              7,298
       2,000   KYUDENKO CORPORATION                                                                                   12,641
      50,200   MALAYSIA AIRPORTS HOLDINGS BHD                                                                         51,714
       3,059   MONADELPHOUS GROUP LIMITED                                                                             24,740
      41,910   MOODY'S CORPORATION                                                                                 1,147,915
      21,168   MYRIAD GENETICS INCORPORATED+                                                                         765,435
      10,448   NAGARJUNA CONSTRUCTION COMPANY                                                                         31,124
       2,000   NAVIGANT CONSULTING INCORPORATED+                                                                      23,820
       1,000   NEC NETWORKS & SYSTEM INTEGRATION CORPORATION                                                          10,987
       1,000   OYO CORPORATION                                                                                        10,829
      24,361   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                       487,951
         552   POL-AQUA SA+                                                                                            3,486
     244,400   POWER LINE ENGINEERING PCL                                                                             10,400
      13,176   PUNJ LLOYD LIMITED                                                                                     57,654
      13,758   QINETIQ PLC                                                                                            32,699
       8,921   QUEST DIAGNOSTICS INCORPORATED                                                                        465,855
      34,877   REGENERON PHARMACEUTICAL INCORPORATED+                                                                533,967
      24,226   RESOURCES GLOBAL PROFESSIONALS+                                                                       448,908
       2,400   SAMSUNG ENGINEERING COMPANY LIMITED                                                                   172,110
       2,000   SANKI ENGINEERING COMPANY LIMITED                                                                      14,537
       1,300   SHINKO PLANTECH COMPANY LIMITED                                                                        12,217
       4,000   SNC-LAVALIN GROUP INCORPORATED                                                                        143,513
     391,200   SOLARTRON PCL                                                                                          12,884
       1,039   STANTEC INCORPORATED+                                                                                  27,018
       1,200   TAIKISHA                                                                                               12,944
       3,000   TAKASAGO THERMAL ENGINEERING COMPANY                                                                   23,711
      30,836   TETRA TECH INCORPORATED+                                                                              791,560
       3,000   TOYO ENGINEERING CORPORATION                                                                           10,772
      12,613   TRANSFIELD SERVICES LIMITED                                                                            26,508
      20,000   TRANSMILE GROUP BHD                                                                                     4,781
      19,004   URS CORPORATION+                                                                                      913,712
      10,268   VOLTAS LIMITED                                                                                         21,599
      22,533   WATSON WYATT & COMPANY HOLDINGS                                                                       854,902
      16,400   WCT ENGINEERING BHD                                                                                     9,903
                                                                                                                  18,611,224
                                                                                                            ----------------
ENTERTAINMENT: 0.01%
      19,608   CROWN LIMITED                                                                                         114,753
      17,170   PREMIERE AG+                                                                                           64,234
                                                                                                                     178,987
                                                                                                            ----------------
ENVIRONMENTAL CONTROL: 0.00%
         936   BUREAU VERITAS SA                                                                                      46,249
                                                                                                            ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT: 0.78%
       2,783   ACERINOX SA                                                                                            50,511
      17,386   ALLIANT TECHSYSTEMS INCORPORATED+<<                                                                 1,500,238
      34,030   APTARGROUP INCORPORATED                                                                             1,055,270
       8,000   ASSA ABLOY AB CLASS B                                                                                 106,011
         424   CCL INDUSTRIES INCORPORATED CLASS B                                                                     8,474
      83,810   COMMERCIAL METALS COMPANY                                                                           1,422,256
      38,959   CRANE COMPANY                                                                                         918,653
      34,914   CROWN HOLDINGS INCORPORATED+                                                                          820,479
      46,763   ECM LIBRA BHD                                                                                               0
      38,800   FORTUNE BRANDS INCORPORATED                                                                         1,358,388
         700   FP CORPORATION                                                                                         33,576
       1,100   FUJI SEAL INTERNATIONAL INCORPORATED                                                                   19,052

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT (continued)
      21,000   GIANT MANUFACTURING COMPANY LIMITED                                                          $         49,442
         156   HOGANAS AB                                                                                              1,846
       1,450   HUHTAMAKI OYJ                                                                                          15,092
       2,000   HULAMIN LIMITED                                                                                         2,894
      20,200   ILLINOIS TOOL WORKS INCORPORATED                                                                      652,258
       8,430   JINDAL STEEL & POWER LIMITED                                                                          377,354
     141,000   KOBE STEEL LIMITED                                                                                    247,414
       1,237   MERCATOR MINERALS LIMITED+                                                                              1,836
      87,041   MUELLER WATER PRODUCTS INCORPORATED                                                                   314,218
      26,936   NAMPAK LIMITED                                                                                         47,953
      41,000   NISSHIN STEEL COMPANY LIMITED                                                                          93,042
      20,000   NTN CORPORATION                                                                                        67,913
      28,538   QUANEX BUILDING PRODUCTS CORPORATION                                                                  315,060
      18,774   SHAW GROUP INCORPORATED+                                                                              510,653
      28,046   SIMPSON MANUFACTURING COMPANY INCORPORATED<<                                                          584,479
       9,300   SKF AB CLASS B                                                                                        110,053
      30,535   SNAP-ON INCORPORATED                                                                                  951,165
       3,651   SSAB SVENSKT STAL AB CLASS A                                                                           48,991
       1,350   SSAB SVENSKT STAL AB CLASS B                                                                           16,692
     178,000   SUMITOMO METAL INDUSTRIES LIMITED                                                                     482,689
       4,200   VALMONT INDUSTRIES INCORPORATED                                                                       288,162
       2,864   VOESTALPINE AG                                                                                         83,155
                                                                                                                  12,555,269
                                                                                                            ----------------
FINANCE & FINANCIAL SERVICES: 0.23%
     636,000   ASIA PLUS SECURITIES PCL                                                                               30,400
      15,887   CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                            25,993
   3,486,000   CHINA CONSTRUCTION BANK                                                                             2,275,482
     117,782   JANUS CAPITAL GROUP INCORPORATED                                                                    1,194,309
     848,000   KGI SECURITIES COMPANY LIMITED                                                                         29,075
       2,277   NFI EMPIK MEDIA & FASION SA+                                                                            6,497
      28,344   RURAL ELECTRIFICATION CORPORATION LIMITED                                                              88,597
                                                                                                                   3,650,353
                                                                                                            ----------------
FINANCIAL: 0.00%
       4,273   LONDON STOCK EXCHANGE GROUP PLC                                                                        48,054
                                                                                                            ----------------
FINANCIAL SERVICES: 0.22%
     385,000   AYALA LAND INCORPORATED                                                                                71,974
       4,300   BANGKOK BANK PCL                                                                                       11,416
      71,656   BANK HAPOALIM LIMITED+                                                                                189,966
      35,705   BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                           591,275
       3,347   CARDNO LIMITED                                                                                          8,528
     644,116   CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                         429,856
       4,125   GRUPO FINANCIERO GALICIA SA ADR+<<                                                                     10,684
      54,580   ING GROEP NV                                                                                          579,489
      37,869   SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                               954,374
       1,924   WIRECARD AG+                                                                                           17,639
      15,970   WOORI FINANCE HOLDINGS COMPANY LIMITED                                                                142,109
       2,513   ZURICH FINANCIAL SERVICES AG                                                                          470,315
                                                                                                                   3,477,625
                                                                                                            ----------------
FISHING, HUNTING & TRAPPING: 0.00%
      64,400   MARINE HARVEST+                                                                                        37,916
       9,700   NIPPON SUISAN KAISHA LIMITED                                                                           27,144
                                                                                                                      65,060
                                                                                                            ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
FOOD & BEVERAGE: 0.00%
       2,959   BRITVIC PLC                                                                                  $         13,298
                                                                                                            ----------------
FOOD & KINDRED PRODUCTS: 2.53%
      33,000   AJINOMOTO COMPANY INCORPORATED                                                                        246,141
      31,963   ALICORP SA                                                                                             17,245
       6,960   ANHEUSER-BUSCH INBEV NV+                                                                                   20
      36,100   ARCHER-DANIELS-MIDLAND COMPANY                                                                        993,472
         900   ARIAKE JAPAN COMPANY LIMITED                                                                           13,707
       2,218   ARYZTA AG+                                                                                             66,131
       1,015   ARYZTA AG+                                                                                             29,689
      21,400   ASAHI BREWERIES LIMITED                                                                               295,660
      30,000   ASIA FOOD & PROPERTIES LIMITED                                                                          5,963
       5,000   ASIA PACIFIC BREWERIES LIMITED                                                                         40,508
       9,472   ASSOCIATED BRITISH FOODS PLC                                                                          112,760
         450   AXFOOD AB                                                                                              10,195
          27   BARRY CALLEBAUT AG                                                                                     14,743
      24,966   BIDVEST GROUP LIMITED                                                                                 293,867
       2,439   BIM BIRLESIK MAGAZALAR AS                                                                              77,972
       3,682   BIOCON LIMITED                                                                                         14,304
      30,752   BUNGE LIMITED<<                                                                                     1,945,679
      35,242   CADBURY PLC                                                                                           307,746
       2,600   CARLSBERG AS                                                                                          165,986
       9,100   CARLSBERG BREWERY MALAYSIA BERHAD                                                                       9,704
      21,305   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                          536,247
      21,500   CHINA HUIYUAN JUICE GROUP                                                                              14,913
      49,000   CHINA MENGNIU DAIRY COMPANY                                                                           104,787
      36,000   CHINA YURUN FOOD GROUP LIMITED                                                                         50,753
       8,407   CIA CERVECERIAS UNIDAS SA                                                                              53,913
       3,700   CIA DE BEBIDAS DAS AMERICAS                                                                           202,921
          12   CIA DE BEBIDAS DAS AMERICAS COMMON RECEIPT+(A)                                                            638
          40   CIA DE BEBIDAS DAS AMERICAS PREFERRED RECEIPT+                                                          2,639
         418   CJ CHEILJEDANG CORPORATION                                                                             54,082
       1,178   CJ CORPORATION                                                                                         45,250
      23,894   COCA-COLA AMATIL LIMITED                                                                              162,250
       1,000   COCA-COLA CENTRAL JAPAN COMPANY LIMITED                                                                13,783
     100,633   COCA-COLA COMPANY                                                                                   4,947,118
      14,700   COCA-COLA ENTERPRISES INCORPORATED                                                                    244,902
       4,565   COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                 95,130
       3,900   COCA-COLA WEST JAPAN COMPANY LIMITED                                                                   66,570
      20,000   COFCO INTERNATIONAL LIMITED                                                                            11,207
      48,098   COMPASS GROUP PLC                                                                                     279,755
      20,114   CONAGRA FOODS INCORPORATED                                                                            373,919
      49,431   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                            571,422
       1,325   CSM                                                                                                    19,393
       1,680   DAIRY CREST GROUP PLC                                                                                   7,722
       1,000   DANISCO AS                                                                                             38,160
      44,700   DARLING INTERNATIONAL INCORPORATED+                                                                   338,379
       2,056   DAVID CAMPARI-MILANO SPA                                                                               16,153
     148,694   DEL MONTE FOODS COMPANY                                                                             1,216,317
      66,680   DIAGEO PLC                                                                                            913,235
         400   DYDO DRINCO INCORPORATED                                                                               10,477
         250   EAST ASIATIC COMPANY LIMITED A/S                                                                        8,404
       5,000   EZAKI GLICO COMPANY LIMITED                                                                            47,980
      89,154   FOSTER'S GROUP LIMITED                                                                                352,036
       5,500   FRASER & NEAVE HOLDINGS                                                                                14,025
       3,000   FUJI OIL COMPANY LIMITED                                                                               34,024
       1,000   FUJICCO COMPANY LIMITED                                                                                11,579
         800   GENMAB A/S+                                                                                            29,757
       7,034   GLENMARK PHARMACEUTICALS LIMITED                                                                       33,539
       4,945   GREENE KING PLC                                                                                        35,173
       1,680   GREGGS PLC                                                                                             10,881
      12,729   GROUPE DANONE                                                                                         636,051

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
FOOD & KINDRED PRODUCTS (continued)
      44,900   GRUPO BIMBO SAB DE CV                                                                        $        238,612
      29,700   GRUPO MODELO SA DE CV                                                                                 101,488
       8,900   GUINNESS ANCHOR BHD                                                                                    15,554
      15,625   HANSEN NATURAL CORPORATION+                                                                           573,125
       2,248   HEINEKEN HOLDING NV                                                                                    68,130
         418   HITE BREWERY COMPANY LIMITED+                                                                          52,435
         329   HITE HOLDINGS COMPANY LIMITED                                                                           7,631
       3,900   HOUSE FOODS CORPORATION                                                                                58,431
      18,172   INBEV NA                                                                                              640,869
     250,924   INDOFOOD SUKSES MAKMUR TBK PT                                                                          43,702
       8,000   ITOHAM FOODS INCORPORATED                                                                              27,870
      42,906   J SAINSBURY PLC                                                                                       216,825
       5,000   J-OIL MILLS INCORPORATED                                                                               16,815
     521,200   JG SUMMIT HOLDINGS                                                                                     59,085
       3,900   KAGOME COMPANY LIMITED                                                                                 61,310
       3,323   KERRY GROUP PLC                                                                                        79,033
      21,200   KHON KAEN SUGAR INDUSTRY PCL                                                                            5,411
       9,000   KIKKOMAN CORPORATION                                                                                   91,181
      45,000   KIRIN BREWERY COMPANY LIMITED                                                                         567,634
       1,159   KONINKLIJKE WESSANEN NV                                                                                 5,230
      63,220   KRAFT FOODS INCORPORATED CLASS A                                                                    1,650,674
       7,100   KULIM (MALAYSIA) BERHAD                                                                                12,951
      11,500   LANCASTER COLONY CORPORATION                                                                          529,805
           4   LINDT & SPRUENGLI AG                                                                                   89,194
          18   LINDT & SPRUENGLI AG (PARTICIPATION CERTIFICATE)                                                       32,690
      12,212   LION NATHAN LIMITED                                                                                   115,841
          43   LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                27,601
          67   LOTTE CONFECTIONERY COMPANY LIMITED                                                                    53,465
      64,900   MANILA WATER COMPANY                                                                                   19,399
       1,451   MAPLE LEAF FOODS INCORPORATED                                                                          11,191
         836   MARTSON PLC                                                                                             2,297
       5,000   MARUDAI FOOD COMPANY LIMITED                                                                           12,492
      14,000   MARUHA NICHIRO HOLDINGS INCORPORATED                                                                   21,678
         600   MEITO SANGYO COMPANY LIMITED                                                                            9,536
       1,300   MIKUNI COCA-COLA BOTTLING COMPANY LIMITED                                                              10,540
       4,000   MITSUI SUGAR COMPANY LIMITED                                                                           11,575
       9,000   MORINAGA & COMPANY LIMITED                                                                             18,407
       9,000   MORINAGA MILK INDUSTRY COMPANY LIMITED                                                                 30,821
       2,662   NESTLE INDIA LIMITED                                                                                   97,693
       4,000   NESTLE MALAYSIA BHD                                                                                    34,340
     100,764   NESTLE SA                                                                                           3,669,107
          15   NESTLE SA ADR                                                                                             547
      12,000   NICHIREI CORPORATION                                                                                   46,279
      10,693   NICHOLAS PIRAMAL INDIA LIMITED                                                                         59,470
       6,000   NIPPON BEET SUGAR MANUFACTURING COMPANY LIMITED                                                        13,850
       7,000   NIPPON FLOUR MILLS COMPANY LIMITED                                                                     30,696
      10,000   NIPPON MEAT PACKERS INCORPORATED                                                                      120,984
      10,000   NISSHIN SEIFUN GROUP INCORPORATED                                                                     113,542
       4,500   NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                  140,070
      24,790   NORTHERN FOODS PLC                                                                                     23,396
       8,748   NORTHUMBRIAN WATER GROUP PLC                                                                           34,511
         655   NUTRECO HOLDING NV                                                                                     27,124
         764   OPG GROEP NV                                                                                            9,636
         260   ORION CORPORATION                                                                                      49,980
       3,453   OSEM INVESTMENT LIMITED                                                                                35,499
      44,101   PARMALAT SPA                                                                                          109,476
      21,000   PEOPLES FOOD HOLDINGS LIMITED                                                                           9,037
      34,161   PEPSI BOTTLING GROUP INCORPORATED                                                                   1,122,530
      17,230   PEPSIAMERICAS INCORPORATED                                                                            453,149
      99,323   PEPSICO INCORPORATED                                                                                5,169,762
       5,076   PERNOD-RICARD                                                                                         318,277
      40,500   PPB GROUP BHD                                                                                         121,906
       5,400   QP CORPORATION                                                                                         54,111

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
FOOD & KINDRED PRODUCTS (continued)
      12,840   RALCORP HOLDINGS INCORPORATED+<<                                                             $        735,329
         458   REMY COINTREAU SA                                                                                      16,264
      11,389   RIDLEY CORPORATION LIMITED                                                                              7,048
         600   RIKEN VITAMIN COMPANY LIMITED                                                                          17,210
      38,100   SAN MIGUEL CORPORATION                                                                                 42,702
       4,427   SAPUTO INCORPORATED                                                                                    87,587
      30,300   SARA LEE CORPORATION                                                                                  272,397
       5,000   SHOWA SANGYO COMPANY LIMITED                                                                           14,395
      34,276   SMITHFIELD FOODS INCORPORATED+<<                                                                      426,051
      10,000   SNOW BRAND MILK PRODUCTS COMPANY LIMITED                                                               29,763
       2,424   SODEXHO ALLIANCE SA                                                                                   120,115
       1,474   SUEDZUCKER AG                                                                                          30,566
       8,016   SUN PHARMACEUTICAL INDUSTRIES LIMITED                                                                 206,736
      10,163   TATE & LYLE PLC                                                                                        49,248
     205,000   THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                   26,967
      29,400   THAI UNION FROZEN PRODUCTS PCL                                                                         20,155
       4,000   THE NISSHIN OILLIO GROUP LIMITED                                                                       20,745
      10,763   TIGER BRANDS LIMITED                                                                                  188,547
     176,000   TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                           263,792
       1,910   TONGAAT-HULETT                                                                                         18,291
       5,000   TOYO SUISAN KAISHA LIMITED                                                                            110,059
      17,502   TREEHOUSE FOODS INCORPORATED+                                                                         467,828
      80,152   TYSON FOODS INCORPORATED CLASS A                                                                    1,067,625
         600   UNICHARM PETCARE CORPORATION                                                                           17,359
      41,172   UNILEVER NV                                                                                           990,061
      34,916   UNILEVER PLC                                                                                          824,026
       5,468   UNITED BREWERIES LIMITED                                                                               16,529
      19,102   VINA CONCHA Y TORO SA                                                                                  35,018
       1,020   VISCOFAN SA                                                                                            21,701
      30,000   VITASOY INTERNATIONAL HOLDINGS LIMITED                                                                 14,495
      60,161   WILLIAM MORRISON SUPERMARKETS PLC                                                                     237,178
      38,930   WILMAR INTERNATIONAL LIMITED                                                                          133,817
       7,300   YAKULT HONSHA COMPANY LIMITED                                                                         131,623
       9,000   YAMAZAKI BAKING COMPANY LIMITED                                                                        92,444
                                                                                                                  40,476,147
                                                                                                            ----------------
FOOD MANUFACTURERS & PURVEYORS: 0.01%
       3,400   MEIJI HOLDINGS COMPANY LIMITED                                                                        113,833
       2,000   NAKAMURAYA COMPANY LIMITED                                                                              9,912
                                                                                                                     123,745
                                                                                                            ----------------
FOOD STORES: 0.58%
       9,700   AEON COMPANY M BHD                                                                                     11,714
      13,200   AJISEN CHINA HOLDINGS LIMITED                                                                           9,150
       3,381   ALIMENTATION COUCHE TARD INCORPORATED CLASS B                                                          41,529
     277,000   C.P. SEVEN ELEVEN PCL                                                                                 117,065
       8,000   CAFE DE CORAL HOLDINGS LIMITED                                                                         16,165
      16,245   CARREFOUR SA                                                                                          731,621
       1,010   CASINO GUICHARD PERRACHON SA                                                                           73,930
         375   COLRUYT SA                                                                                             88,390
       2,613   DELHAIZE GROUP                                                                                        192,653
         724   EMPIRE COMPANY LIMITED                                                                                 31,553
       1,200   GEORGE WESTON LIMITED                                                                                  67,873
         109   GUYENNE ET GASCOGNE SA                                                                                  9,698
      30,600   JOLLIBEE FOODS CORPORATION                                                                             31,348
       2,100   KAPPA CREATE COMPANY LIMITED                                                                           42,448
       2,100   KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                 37,036
         600   KESKO OYJ A SHARES                                                                                     18,306
       1,500   KESKO OYJ B SHARES                                                                                     43,401
       5,400   KFC HOLDINGS MALAYSIA BHD                                                                              10,681

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
FOOD STORES (continued)
      28,392   KONINKLIJKE AHOLD NV                                                                         $        345,976
      28,000   KROGER COMPANY                                                                                        638,400
       2,500   LOBLAW COMPANIES LIMITED                                                                               82,253
         392   LUMINAR GROUP HOLDINGS PLC                                                                                889
       2,800   MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                            55,068
       2,882   METRO AG                                                                                              155,562
         500   MINISTOP COMPANY LIMITED                                                                                7,862
       1,100   MOS FOOD SERVICES INCORPORATED                                                                         17,643
         800   NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                          9,086
      15,555   PANERA BREAD COMPANY+<<                                                                               828,148
       2,000   PLENUS COMPANY LIMITED                                                                                 29,564
      37,000   PRESIDENT CHAIN STORE CORPORATION                                                                      96,030
      12,307   RIPLEY CORPORATION SA                                                                                   9,079
       1,300   ROYAL HOLDINGS COMPANY LIMITED                                                                         13,896
      19,416   SAFEWAY INCORPORATED                                                                                  393,368
      39,880   SEVEN & I HOLDINGS COMPANY LIMITED                                                                    969,199
      23,782   SHOPRITE HOLDINGS LIMITED                                                                             166,263
         470   SLIGRO FOOD GROUP NV                                                                                   12,457
         300   ST. MARC HOLDINGS COMPANY LIMITED                                                                       8,855
      44,470   STARBUCKS CORPORATION+                                                                                639,923
     212,073   TESCO PLC                                                                                           1,260,233
       1,000   WATAMI FOOD SERVICE COMPANY                                                                            19,291
       2,154   WETHERSPOON (J.D.) PLC                                                                                 14,696
      34,944   WHOLE FOODS MARKET INCORPORATED<<                                                                     659,393
      57,881   WOOLWORTHS LIMITED                                                                                  1,182,604
         400   YAOKO COMPANY LIMITED                                                                                  11,635
          37   YOSHINOYA D&C COMPANY LIMITED                                                                          40,909
       2,200   ZENSHO COMPANY LIMITED                                                                                 11,479
                                                                                                                   9,254,322
                                                                                                            ----------------
FOOTWEAR: 0.03%
       8,000   ASICS CORPORATION                                                                                      61,976
       7,284   DECKERS OUTDOOR CORPORATION+<<                                                                        422,181
         750   NG2 SA                                                                                                  8,556
                                                                                                                     492,713
                                                                                                            ----------------
FORESTRY: 0.03%
       5,000   DAIKEN CORPORATION                                                                                      8,228
      24,577   GUNNS LIMITED                                                                                          19,601
       7,300   SUMITOMO FORESTING                                                                                     52,449
       9,424   WEYERHAEUSER COMPANY                                                                                  316,458
                                                                                                                     396,736
                                                                                                            ----------------
FURNITURE & FIXTURES: 0.28%
       5,625   CERSANIT-KRASNYSTAW SA                                                                                 20,217
         480   DOREL INDUSTRIES INCORPORATED CLASS B                                                                   9,936
         800   EKORNES ASA                                                                                             9,770
      20,538   ETHAN ALLEN INTERIORS INCORPORATED<<                                                                  251,796
       6,000   FRANCE BED HOLDINGS COMPANY LIMITED                                                                     7,873
      29,574   HERMAN MILLER INCORPORATED                                                                            420,838
      25,533   HNI CORPORATION<<                                                                                     442,998
       6,141   HOUSEWARES INTERNATIONAL LIMITED                                                                        3,991
       1,000   ITOKI CORPORATION                                                                                       2,721
      29,000   KINGBOARD LAMINATES HOLDINGS LIMITED                                                                   12,810
      39,795   LEGGETT & PLATT INCORPORATED                                                                          584,191
      95,078   MASCO CORPORATION                                                                                     985,008
      70,119   NEWELL RUBBERMAID INCORPORATED                                                                        807,070
       5,775   NOBIA AB                                                                                               22,573
       4,000   NORITAKE COMPANY LIMITED                                                                               12,214

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
FURNITURE & FIXTURES (continued)
       3,000   OKAMURA CORPORATION                                                                          $         15,803
       1,500   SANGETSU COMPANY LIMITED                                                                               33,285
      48,349   STEELCASE INCORPORATED                                                                                233,526
      53,543   TEMPUR-PEDIC INTERNATIONAL                                                                            590,579
       4,800   TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                              56,426
                                                                                                                   4,523,625
                                                                                                            ----------------
GAMING: 0.00%
         471   BWIN INTERACTIVE ENTERTAINMENT AG+                                                                     19,086
                                                                                                            ----------------
GAS DISTRIBUTION: 0.10%
       6,312   AYGAZ AS                                                                                               12,569
      33,325   GAIL INDIA LIMITED                                                                                    213,469
      34,893   GAZ DE FRANCE                                                                                       1,378,639
       1,700   NIPPON GAS COMPANY LIMITED                                                                             25,341
                                                                                                                   1,630,018
                                                                                                            ----------------
GENERAL MERCHANDISE STORES: 0.96%
      28,210   99 CENTS ONLY STORES+                                                                                 264,328
       1,711   ARCANDOR AG                                                                                             4,654
       2,300   ASKUL CORPORATION                                                                                      34,437
       3,000   BELLUNA COMPANY LIMITED                                                                                11,719
      33,600   BIG C SUPERCENTER PCL                                                                                  38,971
      43,892   BIG LOTS INCORPORATED+                                                                              1,009,955
      13,530   BJ'S WHOLESALE CLUB INCORPORATED+                                                                     476,797
      26,274   CASEY'S GENERAL STORES INCORPORATED                                                                   662,893
       2,100   CAWACHI LIMITED                                                                                        39,047
     115,783   CENCOSUD SA                                                                                           298,808
       2,900   CIRCLE K SUNKUS COMPANY LIMITED                                                                        41,324
      22,240   DAVID JONES LIMITED                                                                                    65,310
       1,900   DON QUIJOTE COMPANY LIMITED                                                                            33,454
      46,994   DSG INTERNATIONAL PLC                                                                                  17,958
      33,567   DSG INTERNATIONAL PLC I09 SHARES+(A)                                                                   12,750
       3,600   FAMILYMART COMPANY LIMITED                                                                            105,335
      55,600   FAR EASTERN DEPARTMENT STORES COMPANY LIMITED                                                          57,225
      39,469   FOOT LOCKER INCORPORATED<<                                                                            438,501
      28,242   FRED'S INCORPORATED                                                                                   362,345
      15,000   GOLDEN EAGLE RETAIL GROUP LIMITED                                                                      14,964
      42,895   HARVEY NORMAN HOLDINGS LIMITED                                                                        101,740
         221   HELLENIC DUTY FREE SHOPS SA                                                                             1,985
      21,619   HOME RETAIL GROUP                                                                                      81,602
       1,206   HYUNDAI DEPARTMENT STORE COMPANY LIMITED                                                               79,866
       2,000   INAGEYA COMPANY LIMITED                                                                                19,009
      24,000   INTIME DEPARTMENT STORE GROUP COMPANY LIMITED                                                          10,201
       5,000   IZUMIYA COMPANY LIMITED                                                                                26,679
      49,500   JCPENNEY COMPANY INCORPORATED<<                                                                     1,291,455
          35   JELMOLI HOLDING REGISTERED                                                                             12,898
       3,400   LAWSON INCORPORATED                                                                                   141,055
      19,000   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                               23,662
     106,750   MACY'S INCORPORATED<<                                                                               1,246,840
      41,803   MARKS & SPENCER GROUP PLC                                                                             193,164
       1,800   MATSUYA COMPANY LIMITED                                                                                21,575
      14,000   NEW WORLD DEPARTMENT STORE CHINA LIMITED                                                               10,409
       2,200   NISSEN COMPANY LIMITED                                                                                  9,674
      18,104   ORGANIZACION SORIANA SAB DE CV CLASS B                                                                 37,797
      38,103   PACIFIC BRANDS LIMITED                                                                                 24,143
         335   PANTALOON RETAIL INDUSTRIAL CLASS B                                                                     1,650
       3,200   PARCO COMPANY LIMITED                                                                                  24,927
      14,348   PICK'N PAY STORES LIMITED                                                                              62,411
         290   RALLYE SA                                                                                               7,869

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
GENERAL MERCHANDISE STORES (continued)
     133,684   SACI FALABELLA                                                                               $        521,079
      93,611   SAKS INCORPORATED+<<                                                                                  357,594
         655   SEARS CANADA INCORPORATED+                                                                             12,302
       1,800   SENSHUKAI COMPANY LIMITED                                                                              11,818
       1,158   SHINSEGAE COMPANY LIMITED                                                                             405,323
      12,000   SIAM MAKRO PLC                                                                                         25,182
       1,091   SONAE CAPITAL+                                                                                          1,072
       8,731   SONAE SGPS SA                                                                                           8,850
       2,200   SUGI PHARMACY COMPANY LIMITED                                                                          44,300
       2,400   SUNDRUG COMPANY LIMITED                                                                                48,628
         900   TSURUHA HOLDINGS INCORPORATED                                                                          26,026
      22,122   UNION DE CERVECERIAS PERUANAS BACKUS & JOHNSTON SAA                                                    20,758
          55   VALORA HOLDING AG                                                                                      10,769
     225,713   WAL-MART DE MEXICO SA DE CV SERIES V                                                                  664,356
     115,343   WAL-MART STORES INCORPORATED                                                                        5,737,161
       3,951   WAREHOUSE GROUP LIMITED                                                                                 9,397
      56,000   WUMART STORES INCORPORATED                                                                             63,147
                                                                                                                  15,389,148
                                                                                                            ----------------
HEALTH SERVICES: 1.06%
         602   ABENGOA SA                                                                                             15,025
       2,189   ACIBADEM SAGLIK HIZMETLERI VE TICARET AS                                                               10,292
      14,866   AMEDISYS INCORPORATED+<<                                                                              452,224
      27,400   BANGKOK DUSIT MEDICAL SERVICES PCL                                                                     16,391
      82,500   BANGKOK DUSIT MEDICAL SERVICES PCL THB                                                                 49,293
         184   BASILEA PHARMACEUTICA+                                                                                 14,777
         324   BIOMERIEUX                                                                                             28,107
      57,733   BIOTON SA+                                                                                              4,192
      28,900   BUMRUNGRAD HOSPITAL PCL                                                                                23,221
      47,000   CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                            37,797
     702,000   CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                  37,639
         896   CML HEALTHCARE                                                                                         11,047
      23,762   COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                627,079
      14,284   COVANCE INCORPORATED+                                                                                 600,214
       1,348   CRUCELL NV+                                                                                            29,770
      22,811   DAVITA INCORPORATED+                                                                                1,029,004
       2,136   DIVI'S LABORATORIES LIMITED                                                                            52,396
      12,798   EDWARDS LIFESCIENCES CORPORATION+                                                                     817,024
      30,322   ENZO BIOCHEM INCORPORATED+                                                                            127,049
       4,894   FRESENIUS MEDICAL CARE AG & COMPANY                                                                   206,188
         576   FRESENIUS SE                                                                                           27,842
       3,054   GLAXOSMITHKLINE PHARMACEUTICALS LIMITED                                                                76,072
       3,513   GRIFOLS SA                                                                                             63,554
     185,153   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                 1,075,739
      17,188   HEALTHSCOPE LIMITED                                                                                    55,198
      48,557   HEALTHSOUTH REHABILITATION CORPORATION+<<                                                             574,915
      18,632   HEALTHWAYS INCORPORATED+                                                                              223,025
      25,272   IBA HEALTH GROUP LIMITED                                                                               13,606
      29,584   INTERVAL LEISURE GROUP INCORPORATED+                                                                  283,119
      24,471   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                       1,491,752
      39,727   LIFEPOINT HOSPITALS INCORPORATED+                                                                   1,082,561
      21,542   MAGELLAN HEALTH SERVICES INCORPORATED+                                                                643,244
       2,000   MDS INCORPORATED+                                                                                       9,892
      26,916   MEDI-CLINIC CORPORATION                                                                                66,932
      24,242   MEDNAX INCORPORATED+                                                                                  981,801
     109,957   NETWORK HEALTHCARE HOLDINGS LIMITED                                                                   137,659
       1,100   NOVOZYMES A/S CLASS B                                                                                  87,673
      27,350   ODYSSEY HEALTHCARE INCORPORATED+                                                                      268,577
         315   ORPEA+                                                                                                 13,896
      35,066   PARKWAY HOLDINGS LIMITED                                                                               36,551
      12,515   PRIMARY HEALTH CARE LIMITED                                                                            53,870

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
HEALTH SERVICES (continued)
      29,431   PSYCHIATRIC SOLUTIONS INCORPORATED+                                                          $        543,002
       4,545   QIAGEN NV+                                                                                             80,812
       4,312   RAMSAY HEALTH CARE LIMITED                                                                             38,283
       2,264   RHOEN KLINIKUM AG                                                                                      45,215
      18,749   ROCHE HOLDING AG                                                                                    2,567,197
      11,720   RYMAN HEALTHCARE LIMITED                                                                               12,465
      16,574   SONIC HEALTHCARE LIMITED                                                                              157,800
       2,071   SOUTHERN CROSS HEALTHCARE LIMITED                                                                       4,351
           2   TAKARA BIO INCORPORATED+                                                                                5,138
     358,334   TENET HEALTHCARE CORPORATION+                                                                       1,300,752
         500   TOWA PHARMACEUTICAL COMPANY LIMITED                                                                    22,187
      11,028   UNIVERSAL HEALTH SERVICES CLASS B                                                                     605,768
       1,426   VALLOUREC SA                                                                                          180,197
       4,108   ZELTIA SA                                                                                              25,808
                                                                                                                  17,045,182
                                                                                                            ----------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.36%
       6,553   ABB LIMITED INDIA                                                                                      90,986
         384   ABERTIS INFRAESTRUCTURAS I09 SHARES+(A)                                                                 7,225
         676   ACCIONA SA                                                                                             89,108
       4,409   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                            230,437
       2,240   AUTOSTRADA TORINO-MILANO SPA                                                                           22,017
      17,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                            63,125
       9,655   CIA DE CONCESSOES RODOVIARIAS                                                                         151,970
       7,020   DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                              115,685
       1,534   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                               61,313
      27,316   FOSTER WHEELER AG+                                                                                    724,420
      24,833   GMR INFRASTRUCTURE LIMITED+                                                                            87,685
      17,800   GRANITE CONSTRUCTION INCORPORATED                                                                     650,590
       1,360   GRUPO FERROVIAL SA                                                                                     46,209
       2,201   HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                 62,387
       2,540   HELLENIC TECHNODOMIKI TEV SA                                                                           20,449
      28,000   HITACHI ZOSEN CORPORATION+                                                                             32,005
      34,500   HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                19,544
       4,006   HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                              694,595
      13,452   LANCO INFRATECH LIMITED+                                                                              106,727
      49,543   MCDERMOTT INTERNATIONAL INCORPORATED+                                                               1,088,460
       1,000   NAMURA SHIPBUILDING COMPANY LIMITED                                                                     5,465
     136,500   PLUS EXPRESSWAYS BHD                                                                                  129,020
      14,570   SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                              353,217
       4,000   SASEBO HEAVY INDUSTRIES COMPANY LIMITED                                                                 9,008
       1,100   SHO-BOND HOLDINGS COMPANY LIMITED                                                                      20,617
       9,289   SKANSKA AB                                                                                            103,060
       1,409   SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI SPA                                                           9,597
      14,631   TECHNICAL OLYMPIC SA                                                                                    8,725
     335,000   TRUBA ALAM MANUNGGAL ENGINEERING PT+                                                                    5,989
      41,989   UNITECH LIMITED                                                                                        71,637
      12,956   VINCI SA                                                                                              626,545
       4,003   VT GROUP PLC                                                                                           30,481
                                                                                                                   5,738,298
                                                                                                            ----------------
HOLDING & OTHER INVESTMENT OFFICES: 3.01%
      10,163   3I GROUP PLC                                                                                           40,179
      62,697   ABB LIMITED                                                                                         1,036,622
     111,000   ABOITIZ POWER CORPORATION                                                                              12,575
         585   ACKERMANS & VAN HAAREN NV                                                                              37,684
      12,716   ADANI ENTERPRISES LIMITED                                                                             183,699
      10,280   ADCOCK INGRAM HOLDINGS LIMITED                                                                         54,363
       9,499   AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                             532,989
         445   AFRICA ISRAEL INVESTMENTS LIMITED                                                                       8,802

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
      23,332   ALAPIS HOLDING INDUSTRIAL AND COMMERCIAL SA OF
               PHARMACEUTICAL & ORGANIC PRODUCTS                                                            $         30,168
       4,660   ALCON INCORPORATED                                                                                    505,610
      21,602   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                        775,512
       6,000   ALLIED GROUP LIMITED                                                                                   13,916
       3,479   AMALGAMATED HOLDINGS                                                                                   12,736
      34,985   AMB PROPERTY CORPORATION                                                                              624,482
      13,668   ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                             111,953
     136,764   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                              1,906,490
      11,696   ANTARCHILE SA                                                                                         187,352
       2,373   ARC ENERGY TRUST                                                                                       37,755
      14,340   ASHMORE GROUP PLC                                                                                      48,736
      19,176   ASPEN INSURANCE HOLDINGS LIMITED                                                                      442,774
      24,098   ASPEN PHARMACARE HOLDINGS LIMITED                                                                     146,072
      17,701   AVALONBAY COMMUNITIES INCORPORATED<<                                                                1,088,257
         997   AVEVA GROUP PLC                                                                                        11,894
      12,913   AYALA CORPORATION CLASS A                                                                              79,410
     104,259   BABCOCK & BROWN INFRASTRUCTURE GROUP                                                                    6,450
      33,620   BABCOCK & BROWN WIND PARTNERS                                                                          33,994
      13,404   BARLOWORLD LIMITED                                                                                     62,694
      20,000   BEIJING ENTERPRISES HOLDINGS LIMITED                                                                   91,009
       6,400   BINTULU PORT HOLDINGS BERHAD                                                                           10,931
      73,358   BIOMED REALTY TRUST INCORPORATED                                                                      721,109
         400   BOARDWALK REAL ESTATE INVESTMENT TRUST                                                                 11,482
       2,770   BODYCOTE PLC                                                                                            6,374
          98   BOLLORE INVESTISSEMENT                                                                                 14,003
       7,389   BOSTON PROPERTIES INCORPORATED<<                                                                      357,036
      16,900   BRADESPAR SA                                                                                          245,821
      13,750   BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                              239,673
      14,236   CAMDEN PROPERTY TRUST                                                                                 427,365
         740   CANADIAN APARTMENT PROPERTIES REIT                                                                      8,608
         491   CANADIAN REAL ESTATE INVESTMENT TRUST                                                                  10,434
      53,784   CBL & ASSOCIATES PROPERTIES INCORPORATED<<                                                            335,074
      41,400   CITIC RESOURCES HOLDINGS LIMITED+                                                                      12,022
       3,240   CL FINANCIAL CORPORATION                                                                               53,419
       2,926   CLAL INDUSTRIES AND INVESTMENTS                                                                        10,671
         832   CLAL INSURANCE ENTERPRISE HOLDINGS LIMITED                                                             11,661
       2,704   CLOSE BROTHERS GROUP PLC                                                                               28,883
      31,891   COLONIAL PROPERTIES TRUST<<                                                                           248,112
      65,959   CONNECTEAST GROUP                                                                                      17,077
         549   CORPORATION FINANCIERA ALBA                                                                            25,844
      31,066   COUSINS PROPERTIES INCORPORATED<<                                                                     279,594
       1,000   D CARNEGIE & COMPANY AB                                                                                 2,352
      64,000   DAIWA SECURITIES GROUP INCORPORATED                                                                   400,162
     128,110   DCT INDUSTRIAL TRUST INCORPORATED                                                                     573,933
         327   DEERFIELD CAPITAL CORPORATION                                                                           1,210
         312   DELEK GROUP LIMITED                                                                                    35,624
       2,166   DELEK REAL ESTATE LIMITED                                                                               2,278
      95,038   DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                           466,637
      76,787   DIAMONDROCK HOSPITALITY<<                                                                             499,116
      36,897   DIGITAL REALITY TRUST INCORPORATED<<                                                                1,319,806
      50,643   DOGAN SIRKETLER GRUBU HOLDINGS                                                                         29,290
       7,934   DOGAN YAYIN HOLDING+                                                                                    5,517
       1,100   DOUTOR NICHIRES HOLDINGS COMPANY LIMITED                                                               15,023
      53,494   DUKE REALTY CORPORATION                                                                               508,728
      11,000   E-REVOLUTION COMPANY LIMITED+                                                                           1,739
      30,069   EMECO HOLDINGS LIMITED                                                                                 10,632
      42,478   EMPRESAS COPEC SA                                                                                     536,863
      24,903   ENTERTAINMENT PROPERTIES TRUST<<                                                                      506,029
       8,852   EQSTRA HOLDINGS LIMITED+                                                                                7,420
      12,783   EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                              501,605
      12,200   EQUITY RESIDENTIAL<<                                                                                  296,948
      14,476   ESSEX PROPERTY TRUST INCORPORATED<<                                                                   985,671
         848   EURAZEO                                                                                                40,100

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
       1,228   EXOR SPA                                                                                     $         20,433
      15,287   EXTERRAN HOLDINGS INCORPORATED+                                                                       304,364
         970   FIBI HOLDINGS LIMITED                                                                                  11,287
         158   FIMALAC                                                                                                 8,224
         439   FINANCIERE DE TUBIZE                                                                                   11,125
      72,600   FIRST GEN CORPORATION+                                                                                 31,112
      48,453   FRANKLIN STREET PROPERTIES CORPORATION<<                                                              610,508
         956   GAGFAH SA                                                                                               8,589
       3,892   GEA GROUP AG                                                                                           60,725
      10,922   GEMINA SPA                                                                                              8,250
     165,200   GENTING BHD                                                                                           259,611
         386   GIMV NV                                                                                                19,776
      24,973   GOODMAN PROPERTY TRUST                                                                                 13,291
       2,000   GREAT EASTERN HOLDINGS LIMITED                                                                         13,825
      43,259   GRUPO CARSO SA DE CV                                                                                  123,813
       2,970   GS HOLDINGS CORPORATION                                                                                74,484
     182,000   GUANGZHOU INVESTMENT COMPANY LIMITED                                                                   41,826
         971   H&R REAL ESTATE INVESTMENT                                                                              9,161
      34,660   HACI OMER SABANCI HOLDING AS                                                                          106,076
      64,261   HCP INCORPORATED                                                                                    1,492,783
      14,788   HENDERSON GROUP PLC                                                                                    19,720
      33,600   HKR INTERNATIONAL LIMITED                                                                              15,640
      16,746   HOME PROPERTIES INCORPORATED<<                                                                        557,642
      71,087   HOSPITALITY PROPERTIES TRUST<<                                                                        993,085
     151,300   HOST HOTELS & RESORTS INCORPORATED                                                                  1,419,194
     170,779   HRPT PROPERTIES TRUST<<                                                                               811,200
       5,000   HUFVUDSTADEN AB                                                                                        31,530
       2,714   HUNTING PLC                                                                                            19,984
      13,384   ICAP PLC                                                                                               85,782
       8,139   IG GROUP HOLDINGS PLC                                                                                  29,928
      14,675   IMPERIAL HOLDING LIMITED                                                                              111,271
     134,610   IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA
               LATINA SA DE CV+                                                                                      112,413
       4,600   INDUSTRIVARDEN AB CLASS A                                                                              44,429
       2,400   INDUSTRIVARDEN AB CLASS C                                                                              21,509
      11,580   INFRATIL LIMITED                                                                                       12,435
       4,745   INVERCAP SA                                                                                            40,538
       8,650   INVESTEC PLC                                                                                           48,525
     200,335   INVESTIMENTOS ITAU SA                                                                                 908,207
         605   INVESTIMENTOS ITAU SA RECEIPTS(A)                                                                       3,684
      11,721   INVESTOR AB                                                                                           183,855
       4,600   INVESTOR AB A SHARES                                                                                   69,291
      79,878   ISTAR FINANCIAL INCORPORATED<<                                                                        247,622
         518   ISTITUTO FINANZIARIO INDUSTRIALE SPA                                                                    5,054
       3,309   ITAUSA INVEST ITAU SA PREFERRED RECEIPT+(A)                                                            15,003
      20,800   J FRONT RETAILING COMPANY LIMITED                                                                      85,495
       1,400   JAFCO COMPANY LIMITED                                                                                  43,108
       3,000   JAPAN ASIA INVESTMENT COMPANY LIMITED                                                                   2,241
      14,214   JARDINE MATHESON HOLDINGS LIMITED                                                                     363,878
      15,075   JM FINANCIAL LIMITED                                                                                   16,009
      24,688   KILROY REALTY CORPORATION<<                                                                           525,608
      81,999   KIMCO REALTY CORPORATION<<                                                                            958,568
       1,586   KKR FINANCIAL CORPORATION                                                                               1,983
     157,800   KNM GROUP BHD                                                                                          40,837
      24,518   KOC HOLDING AS+                                                                                        56,387
      40,811   LASALLE HOTEL PROPERTIES<<                                                                            558,294
      12,347   LG CORPORATION                                                                                        640,204
      24,986   LIBERTY PROPERTY TRUST<<                                                                              581,674
      26,000   LION DIVERSIFIED HOLDINGS BHD                                                                           4,500
      20,563   MACERICH COMPANY<<                                                                                    347,103
      18,163   MACK-CALI REALTY CORPORATION                                                                          448,808
      22,890   MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                          44,647
     106,235   MACQUARIE INFRASTRUCTURE GROUP                                                                        119,732
       7,006   MACQUARIE LEISURE TRUST GROUP                                                                           8,126

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
       3,300   MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                    $         66,673
      40,200   METROPOLITAN BANK & TRUST COMPANY                                                                      29,253
     166,172   MFA MORTGAGE INVESTMENTS INCORPORATED                                                               1,040,237
      15,871   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                        575,959
      10,202   MIGDAL INSURANCE & FINANCIAL HOLDING LIMITED                                                           13,359
       7,231   MITIE GROUP                                                                                            25,716
         440   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED<<                                                           2,790
       1,057   MLP AG                                                                                                 13,904
     109,200   MMC CORPORATION BHD                                                                                    55,572
     222,700   MULPHA INTERNATIONAL BHD+                                                                              33,757
      42,700   MULTI-PURPOSE HOLDINGS BHD                                                                             17,315
      21,500   MURRAY & ROBERTS HOLDINGS LIMITED                                                                     135,148
      58,477   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                           1,000,541
       1,128   NATIONALE A PORTEFEUILLE                                                                               58,813
           3   NIPPON ACCOMMODATIONS FUND INCORPORATED                                                                13,189
         742   NPIL RESEARCH & DEVELOPMEN+                                                                             1,052
      36,488   PAMPA CALICHERA (SOCD INVER)                                                                           44,421
         555   PARGESA HOLDING SA                                                                                     37,780
       4,930   PETROBRAS ENERGIA PARTICIPACIONES SA                                                                   25,044
           8   PILOT CORPORATION                                                                                       9,354
      24,835   POST PROPERTIES INCORPORATED                                                                          378,237
       1,374   PREMIER INVESTMENTS LIMITED                                                                             5,923
     106,230   PROLOGIS                                                                                              901,893
       7,918   PUBLIC STORAGE INCORPORATED CLASS D<<                                                                 527,418
       2,500   RATOS AB B SHARES                                                                                      50,321
      77,799   REALTY INCORPORATEDOME CORPORATION                                                                  1,670,345
      37,899   REDWOOD TRUST INCORPORATED<<                                                                          603,352
      33,960   REMGRO LIMITED                                                                                        311,448
       1,117   RHJ INTERNATIONAL+                                                                                      6,540
       1,045   SBI HOLDINGS INCORPORATED                                                                             168,499
       2,808   SCHRODERS PLC                                                                                          39,435
      19,000   SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                   75,847
       8,005   SIEMENS INDIA LIMITED                                                                                  83,870
     176,840   SIME DARBY BHD                                                                                        365,669
      14,593   SIMON PROPERTY GROUP INCORPORATED<<                                                                   780,288
     143,500   SINO-OCEAN LAND HOLDINGS LIMITED                                                                      147,787
      56,350   SL GREEN REALTY CORPORATION<<                                                                       1,290,415
      12,875   SM INVESTMENTS CORPORATION                                                                             91,856
         449   SOFINA SA                                                                                              39,202
      33,400   SOFTBANK CORPORATION                                                                                  608,580
          52   SONY FINANCIAL HOLDINGS INCORPORATED                                                                  152,671
       1,028   STX CORPORATION                                                                                        21,831
      10,882   SUN HUNG KAI PROPERTIES LIMITED<<                                                                     135,154
       4,109   SUN INTERNATIONAL LIMITED                                                                              38,984
      40,839   SUNSTONE HOTEL INVESTORS INCORPORATED<<                                                               237,275
      47,500   SWIRE PACIFIC LIMITED B SHARES                                                                         88,647
       5,130   TAKEFUJI CORPORATION                                                                                   29,795
      17,800   TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                          576,008
      27,292   TAUBMAN CENTERS INCORPORATED<<                                                                        675,204
      26,000   TCC INTERNATIONAL HOLDINGS LIMITED+                                                                    12,614
       4,886   TEKFEN HOLDING AS                                                                                      12,126
         200   THE ISRAEL CORPORATION LIMITED                                                                        108,148
       6,200   TISCO FINANCIAL GROUP PCL                                                                               3,072
       7,000   TOKUSHU TOKAI HOLDINGS COMPANY LIMITED                                                                 19,837
      11,000   TOP GLOVE CORPORATION BHD                                                                              18,449
      34,657   UDR INCORPORATED<<                                                                                    381,227
     216,000   UNITED ENERGY GROUP LIMITED+                                                                           16,471
      25,000   VALUE PARTNERS GROUP LIMITED                                                                           10,721
      36,942   VENTAS INCORPORATED                                                                                 1,121,559
      63,876   VIRGIN MEDIA INCORPORATED<<                                                                           555,727
     292,000   WANT WANT CHINA HOLDINGS LIMITED                                                                      144,461
       6,632   WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                          54,121

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
     147,914   WATERLAND FINANCIAL HOLDINGS                                                                 $         45,614
      27,525   WEINGARTEN REALTY INVESTORS                                                                           437,097
         659   WENDEL INVESTISSEMENT                                                                                  28,023
     137,203   YTL POWER INTERNATIONAL BHD                                                                            83,063
                                                                                                                  48,184,760
                                                                                                            ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.24%
         900   AMER SPORTS OYJ                                                                                         9,084
       8,000   BEST DENKI COMPANY LIMITED                                                                             34,362
       8,505   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED                                                             6,041
         570   FOURLIS HOLDINGS SA                                                                                     6,703
      10,092   GALIFORM PLC                                                                                            6,130
       9,019   GAME GROUP PLC                                                                                         24,897
       5,154   JB HI-FI LIMITED                                                                                       52,250
       8,526   JD GROUP LIMITED                                                                                       40,438
       2,000   JOSHIN DENKI COMPANY LIMITED                                                                           14,283
       1,600   K'S HOLDINGS CORPORATION                                                                               35,375
       3,900   KOKUYO COMPANY LIMITED                                                                                 30,068
     101,310   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                      1,455,553
       1,400   NAFCO COMPANY LIMITED                                                                                  19,084
       2,100   NITORI COMPANY LIMITED                                                                                127,438
       6,700   PIONEER CORPORATION                                                                                    19,451
      31,908   RADIOSHACK CORPORATION                                                                                428,844
       3,800   SHIMANO INCORPORATED                                                                                  138,737
       8,586   THOMSON                                                                                                 8,969
      13,000   TOTO LIMITED                                                                                           76,304
      71,020   WILLIAMS-SONOMA INCORPORATED<<                                                                        918,999
       1,800   XEBIO COMPANY LIMITED                                                                                  33,373
       4,440   YAMADA DENKI COMPANY LIMITED                                                                          255,175
       8,800   YAMAHA CORPORATION                                                                                    111,764
                                                                                                                   3,853,322
                                                                                                            ----------------
HOTELS: 0.00%
       4,033   WOTIF.COM HOLDINGS LIMITED                                                                             14,343
                                                                                                            ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.23%
       6,000   ASSOCIATED INTERNATIONAL HOTELS+                                                                       11,996
      13,000   BANYAN TREE HOLDINGS LIMITED                                                                            5,805
      43,579   BOYD GAMING CORPORATION<<                                                                             437,533
      16,982   EGYPTIAN FOR TOURISM RESORTS+                                                                           6,069
      18,345   EIH LIMITED                                                                                            47,635
       4,200   FORMOSA INTERNATIONAL HOTELS CORPORATION                                                               63,413
       2,000   FUJITA KANKO INCORPORATED                                                                               8,676
      22,537   GAYLORD ENTERTAINMENT COMPANY+<<                                                                      320,025
      22,433   HONGKONG & SHANGHAI HOTELS LIMITED                                                                     20,385
         450   IMPERIAL HOTEL LIMITED                                                                                  8,812
      33,173   INDIAN HOTELS COMPANY LIMITED                                                                          46,310
       5,900   INTERCONTINENTAL HOTELS GROUP PLC                                                                      62,681
      29,000   KLCC PROPERTY HOLDINGS BHD                                                                             25,962
       2,273   MILLENNIUM & COPTHORNE HOTELS PLC                                                                       8,994
      23,100   MINOR INTERNATIONAL PCL                                                                                 5,314
      72,600   MINOR INTERNATIONAL PCL ADR                                                                            16,611
         996   NH HOTELES SA                                                                                           5,103
       5,985   ORASCOM HOTELS & DEVELOPMENT+                                                                          19,407
       1,136   ORBIS SA                                                                                               12,899
      39,804   ORIENT EXPRESS HOTELS LIMITED CLASS A<<                                                               283,404
      74,000   SHANGRI-LA ASIA LIMITED                                                                               114,788
      14,783   SINO HOTELS HOLDINGS LIMITED                                                                            5,329
      20,701   SKY CITY ENTERTAINMENT GROUP LIMITED                                                                   38,172
      43,001   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                  1,052,234

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
      14,625   TUI TRAVEL PLC                                                                               $         58,955
      16,091   VAIL RESORTS INCORPORATED+<<                                                                          442,342
      45,501   WYNDHAM WORLDWIDE CORPORATION                                                                         536,457
                                                                                                                   3,665,311
                                                                                                            ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.74%
      30,200   3M COMPANY                                                                                          1,724,420
      83,500   A-MAX HOLDINGS LIMITED                                                                                  2,943
      31,520   ACTUANT CORPORATION CLASS A                                                                           387,066
      28,948   ADVANTECH COMPANY LIMITED                                                                              45,094
       2,700   AIDA ENGINEERING LIMITED                                                                                9,022
       5,145   ALSTOM RGPT                                                                                           328,300
      17,000   AMADA COMPANY LIMITED                                                                                 111,991
         638   ANDRITZ AG                                                                                             25,973
      56,388   APPLE INCORPORATED+                                                                                 7,658,054
       2,000   ASAHI DIAMOND INDUSTRIAL COMPANY LIMITED                                                               10,774
       9,475   ASTEC INDUSTRIES INCORPORATED+<<                                                                      290,125
      16,159   ATLAS COPCO AB CLASS A                                                                                164,129
      10,167   ATLAS COPCO AB CLASS B                                                                                 92,058
   5,945,000   BAKRIE & BROTHERS PT+                                                                                  51,384
      76,032   BENQ CORPORATION                                                                                       33,211
      15,300   BLACK & DECKER CORPORATION                                                                            490,671
      13,150   BLACK BOX CORPORATION<<                                                                               432,898
         826   BNK PETROLEUM INCORPORATED+                                                                               287
         150   BOBST GROUP AG                                                                                          4,700
      36,846   BRIGGS & STRATTON CORPORATION                                                                         560,059
      98,585   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+<<                                                        723,614
      51,262   BROOKS AUTOMATION INCORPORATED+                                                                       200,434
          80   BUCHER INDUSTRIES AG                                                                                    8,675
      16,774   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                            481,078
      49,338   CAMERON INTERNATIONAL CORPORATION+                                                                  1,540,826
       3,700   CANON FINETECH INCORPORATED                                                                            40,706
       3,604   CAP GEMINI SA                                                                                         139,660
       2,500   CAPCOM COMPANY LIMITED                                                                                 48,819
      12,200   CASIO COMPUTER COMPANY LIMITED                                                                        108,688
      38,740   CATCHER TECHNOLOGY COMPANY LIMITED                                                                    111,372
       6,000   CHEN HSONG HOLDINGS                                                                                     1,585
      29,832   CHICONY ELECTRONICS COMPANY LIMITED                                                                    59,394
      42,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED                                                        21,979
       3,000   CHUGAI RO COMPANY LIMITED                                                                               8,538
      47,790   CIRRUS LOGIC INCORPORATED+                                                                            185,903
       2,400   CKD CORPORATION                                                                                        12,719
      44,350   CLEVO COMPANY                                                                                          63,434
       2,876   CRANE GROUP LIMITED                                                                                    22,462
      13,640   CROMPTON GREAVES LIMITED                                                                               76,831
      41,474   CUMMINS INCORPORATED                                                                                1,345,002
       8,000   DAIHEN CORPORATION                                                                                     27,406
       1,451   DASSAULT SYSTEMES SA                                                                                   65,026
     156,403   DELTA ELECTRONICS INCORPORATED                                                                        365,879
      16,722   DIEBOLD INCORPORATED                                                                                  413,368
       1,100   DISCO CORPORATION                                                                                      38,835
      35,532   DONALDSON COMPANY INCORPORATED                                                                      1,197,073
       3,750   DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                220,651
       6,870   DOOSAN INFRACORE COMPANY LIMITED                                                                       93,839
      17,906   DRESSER RAND GROUP INCORPORATED+                                                                      501,368
      16,275   DRIL-QUIP INCORPORATED+                                                                               672,483
          50   EACCESS LIMITED                                                                                        40,985
      41,700   EATON CORPORATION                                                                                   1,813,950
      16,000   EBARA CORPORATION                                                                                      49,204
     128,320   EMC CORPORATION+<<                                                                                  1,507,760
      12,354   FLOWSERVE CORPORATION                                                                                 909,872
      27,070   FMC TECHNOLOGIES INCORPORATED+                                                                      1,126,653

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      90,000   FONG'S INDUSTRIES COMPANY LIMITED                                                            $         12,128
      54,660   FOXCONN TECHNOLOGY COMPANY LIMITED                                                                    175,269
      30,000   FUJI HEAVY INDUSTRIES LIMITED                                                                         118,135
       1,600   FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                             21,043
       1,100   FUJI SOFT INCORPORATED                                                                                 20,645
      97,000   FUJITSU LIMITED                                                                                       502,779
      10,000   FURUKAWA COMPANY LIMITED                                                                               10,598
      34,628   GAMESTOP CORPORATION CLASS A+<<                                                                       863,969
      27,904   GARDNER DENVER INCORPORATED+                                                                          790,799
         689   GILDEMEISTER AG                                                                                         6,740
     152,715   HEWLETT-PACKARD COMPANY                                                                             5,245,760
       5,000   HEXAGON AB                                                                                             42,370
      55,370   HIGH TECH COMPUTER CORPORATION                                                                        903,917
       1,000   HISAKA WORKS LIMITED                                                                                   12,387
       4,200   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                                         69,289
       5,000   HITACHI KOKI COMPANY LIMITED                                                                           49,302
     155,000   HITACHI LIMITED                                                                                       515,523
         900   HITACHI SOFTWARE ENGINEERING COMPANY LIMITED                                                           14,082
     482,900   HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                          1,850,080
       4,000   HOSOKAWA MICRON CORPORATION                                                                            14,725
      43,482   IDEX CORPORATION                                                                                    1,015,305
       2,232   INDRA SISTEMAS SA                                                                                      51,008
      14,272   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                288,723
      85,946   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         9,134,341
     181,840   INVENTEC COMPANY LIMITED                                                                              115,840
       8,000   ISEKI & COMPANY LIMITED                                                                                26,821
       3,706   IT HOLDINGS CORPORATION                                                                                61,386
       1,300   ITOCHU TECHNO-SCIENCE CORPORATION                                                                      33,654
      52,000   JOHNSON ELECTRIC HOLDINGS LIMITED                                                                      14,372
      22,480   JOY GLOBAL INCORPORATED                                                                               774,886
      18,477   KAYDON CORPORATION                                                                                    635,609
       5,000   KITZ CORPORATION                                                                                       16,861
      46,230   KOMATSU LIMITED                                                                                       673,642
       4,400   KONAMI CORPORATION                                                                                     81,093
      55,865   KUBOTA CORPORATION                                                                                    411,733
      46,254   KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                              213,231
      27,309   LAM RESEARCH CORPORATION+                                                                             715,223
      20,594   LARSEN & TOUBRO LIMITED                                                                               612,902
     178,000   LENOVO GROUP LIMITED                                                                                   71,911
      21,400   LEXMARK INTERNATIONAL INCORPORATED+                                                                   349,676
      17,390   LG PHILLIPS LCD COMPANY LIMITED                                                                       409,596
      98,881   LITE-ON TECHNOLOGY CORPORATION                                                                         87,807
       3,810   LOGITECH INTERNATIONAL SA+                                                                             53,976
       2,251   MAHARASHTRA SEAMLESS LIMITED                                                                           11,608
       4,000   MAKINO MILLING MACHINE COMPANY LIMITED                                                                 13,259
           1   MAKITA CORPORATION                                                                                         22
       2,539   MAN AG                                                                                                155,578
      73,015   MANITOWOC COMPANY INCORPORATED                                                                        476,058
       1,000   MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                             2,040
       2,000   MAX COMPANY LIMITED                                                                                    21,772
       8,000   MEIDENSHA CORPORATION                                                                                  32,384
       1,400   MEITEC CORPORATION                                                                                     19,023
       2,000   MELCO HOLDINGS INCORPORATED                                                                            27,661
       2,885   METSO OYJ                                                                                              55,351
      42,864   MICROS SYSTEMS INCORPORATED+                                                                        1,119,608
       3,400   MISUMI GROUP INCORPORATED                                                                              46,803
      10,277   MISYS PLC                                                                                              27,851
      90,131   MITAC INTERNATIONAL CORPORATION                                                                        40,735
     100,000   MITSUBISHI ELECTRIC CORPORATION                                                                       581,034
       6,300   MITSUI HIGH-TEC INCORPORATED                                                                           52,169
       3,000   MIURA COMPANY LIMITED                                                                                  64,856
         500   MODEC INCORPORATED                                                                                      8,694

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       3,400   MORI SEIKI COMPANY LIMITED                                                                   $         37,467
       4,000   NABTESCO CORPORATION                                                                                   35,820
       8,000   NACHI-FUJIKOSHI CORPORATION                                                                            15,549
      25,209   NATIONAL OILWELL VARCO INCORPORATED+                                                                  973,572
         601   NCSOFT CORPORATION                                                                                     90,662
         149   NEC CORPORATION ADR(A)                                                                                      0
         897   NEOPOST SA                                                                                             74,766
          17   NET ONE SYSTEMS COMPANY LIMITED                                                                        27,245
         900   NETUREN COMPANY LIMITED                                                                                 7,286
       2,900   NIHON UNISYS LIMITED                                                                                   21,786
       2,000   NIPPON THOMPSON COMPANY LIMITED                                                                        10,233
         700   NITTO KOHKI COMPANY LIMITED                                                                            14,049
       5,600   NOMURA RESEARCH INSTITUTE LIMITED                                                                     102,641
      16,090   NORDSON CORPORATION                                                                                   617,856
      49,714   NUANCE COMMUNICATIONS INCORPORATED+                                                                   616,454
         330   OBIC COMPANY LIMITED                                                                                   49,573
       1,107   OCE NV                                                                                                  7,697
       1,080   OILES CORPORATION                                                                                      15,469
       1,500   OKAYA & COMPANY LIMITED                                                                                14,655
       1,500   ORACLE CORPORATION JAPAN                                                                               53,882
       1,000   ORGANO CORPORATION                                                                                      8,152
       3,095   ORMAT INDUSTRIES                                                                                       25,430
         900   OTSUKA CORPORATION                                                                                     40,945
         679   OUTOTEC OYJ                                                                                            17,201
      68,704   PALM INCORPORATED+<<                                                                                  838,189
      36,600   PARKER HANNIFIN CORPORATION                                                                         1,546,716
         956   PASON SYSTEMS INCORPORATED                                                                              8,231
      25,376   PENTAIR INCORPORATED                                                                                  635,161
      52,800   PITNEY BOWES INCORPORATED                                                                           1,208,064
         588   PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                                 6,142
       1,108   RAMIRENT OYJ                                                                                            6,714
       3,700   RISO KAGAKU CORPORATION                                                                                33,879
     119,000   RITEK CORPORATION+                                                                                     28,294
       8,000   RYOBI LIMITED                                                                                          22,344
      34,419   SAGE GROUP PLC                                                                                        106,458
      98,000   SANYO ELECTRIC COMPANY LIMITED+                                                                       245,994
       1,100   SATO CORPORATION                                                                                       10,477
         512   SCHINDLER HOLDING SA                                                                                   29,926
      15,503   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                 276,418
     126,292   SEAGATE TECHNOLOGY HOLDINGS<<                                                                       1,100,003
       1,328   SHAW INDUSTRIES LIMITED CLASS A                                                                        24,875
      21,000   SHIHLIN ELECTRIC                                                                                       25,822
       1,400   SHIMA SEIKI MANUFACTURING LIMITED                                                                      35,951
         500   SHINWA COMPANY LIMITED NAGOYA                                                                           6,423
       5,880   SIMS GROUP LIMITED                                                                                    109,813
       1,900   SINTOKOGIO LIMITED                                                                                     14,655
         976   SKF AB                                                                                                 11,675
       3,000   SMC CORPORATION                                                                                       319,246
      49,676   SMITH INTERNATIONAL INCORPORATED                                                                    1,450,042
     108,209   SONUS NETWORKS INCORPORATED+                                                                          243,470
       1,761   SPIRAX-SARCO ENGINEERING PLC                                                                           23,471
      12,100   SPX CORPORATION                                                                                       555,511
       8,700   STANLEY ELECTRIC COMPANY LIMITED                                                                      138,893
      20,430   STANLEY WORKS                                                                                         729,351
         750   SULZER AG                                                                                              50,506
      28,000   SUMITOMO HEAVY INDUSTRIES LIMITED                                                                     117,376
       4,000   TADANO LIMITED                                                                                         20,879
      16,083   TATA CONSULTANCY SERVICES LIMITED                                                                     241,952
       2,734   TATA TEA LIMITED                                                                                       40,400
       5,900   TDK CORPORATION                                                                                       264,099
       2,505   THERMAX INDIA LIMITED                                                                                  19,612
       5,500   THK COMPANY LIMITED                                                                                    82,495
       1,640   TIETOENATOR OYJ                                                                                        23,591

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      20,863   TIMKEN COMPANY                                                                               $        352,793
      12,000   TORI HOLDINGS COMPANY LIMITED                                                                             618
      19,159   TORO COMPANY<<                                                                                        590,097
     150,000   TOSHIBA CORPORATION                                                                                   563,308
       3,000   TOSHIBA MACHINE COMPANY LIMITED                                                                        11,700
       6,000   TOYO KANETSU K K                                                                                       11,217
      62,000   TPV TECHNOLOGY LIMITED                                                                                 25,640
       5,000   TREND MICRO INCORPORATED                                                                              166,469
      11,000   TSUBAKIMOTO CHAIN COMPANY                                                                              37,818
       2,000   UCHIDA YOKO COMPANY LIMITED                                                                             6,515
         500   UNION TOOL COMPANY                                                                                     13,028
      27,176   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                  971,814
      13,539   WATSCO INCORPORATED<<                                                                                 666,525
       5,496   WEIR GROUP PLC                                                                                         46,039
      55,488   WESTERN DIGITAL CORPORATION+<<                                                                      1,378,877
         755   WINCOR NIXDORF AG                                                                                      45,498
     116,151   WISTRON CORPORATION                                                                                   184,405
      31,532   WOODWARD GOVERNOR COMPANY                                                                             647,352
       2,900   YAMAZEN CORPORATION                                                                                     9,438
     111,500   YIEH PHUI ENTERPRISE                                                                                   48,683
       3,206   ZARDOYA-OTIS SA                                                                                        71,818
                                                                                                                  75,896,032
                                                                                                            ----------------
INDUSTRIAL - JAPAN: 0.00%
       1,000   TSUKISHIMA KIKAI COMPANY LIMITED                                                                        5,464
                                                                                                            ----------------
INDUSTRIAL MACHINERY, COMPONENTS: 0.00%
         338   DEMAG CRANES AG                                                                                         8,301
                                                                                                            ----------------
INFORMATION , BUSINESS SERVICES: 0.00%
           4   MIXI INCORPORATED+                                                                                     19,279
                                                                                                            ----------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.34%
      24,203   ARTHUR J. GALLAGHER & COMPANY                                                                         507,053
       1,303   BALOISE HOLDING AG                                                                                    103,797
     632,000   CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                            1,035,662
         857   CNP ASSURANCES                                                                                         81,270
         670   GRUPO CATALANA OCCIDENTE SA                                                                            10,775
         438   HAREL INSURANCE INVESTMENTS & FINANCES LIMITED                                                         16,717
       4,079   JARDINE LLOYD THOMPSON GROUP PLC                                                                       28,273
      23,109   MARSH & MCLENNAN COMPANIES INCORPORATED                                                               437,222
       7,100   MATSUI SECURITIES COMPANY LIMITED                                                                      58,167
       1,664   MENORAH MIVTACHIM HOLDINGS LIMITED+                                                                    14,601
      32,422   NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                             196,153
      56,735   STANDARD LIFE PLC                                                                                     182,793
      13,000   TOKYO TATEMONO COMPANY LIMITED                                                                         61,958
      84,253   UNUM GROUP                                                                                          1,441,569
      46,024   WILLIS GROUP HOLDINGS LIMITED                                                                       1,225,612
                                                                                                                   5,401,622
                                                                                                            ----------------
INSURANCE CARRIERS: 3.93%
      15,366   ACE LIMITED                                                                                           675,950
       4,546   ADMIRAL GROUP PLC                                                                                      63,540
      37,495   AEGON NV                                                                                              235,055
      21,500   AFLAC INCORPORATED                                                                                    763,250
      22,000   AIOI INSURANCE COMPANY LIMITED                                                                        104,286
       4,510   AKSIGORTA AS                                                                                           10,632
      11,131   ALLEANZA ASSICURAZIONI SPA                                                                             81,030
       1,359   ALLEGHANY CORPORATION+<<                                                                              353,340
      12,058   ALLIANZ AG                                                                                          1,196,912

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
INSURANCE CARRIERS (continued)
           5   ALLIANZ AG ADR                                                                               $             49
       9,022   ALLIED WORLD ASSURANCE HOLDINGS                                                                       340,581
      24,227   ALLSTATE CORPORATION                                                                                  623,361
         127   AMB GENERALI HOLDING AG                                                                                11,848
     161,300   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                  201,625
      19,695   AMERICAN FINANCIAL GROUP INCORPORATED                                                                 421,867
      28,157   AMERIGROUP CORPORATION+                                                                               812,611
      12,657   AMLIN PLC                                                                                              72,092
      95,968   AMP LIMITED                                                                                           375,283
      12,650   ARCH CAPITAL GROUP LIMITED+<<                                                                         719,912
      22,870   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                            641,275
      32,410   ASSICURAZIONI GENERALI SPA                                                                            720,979
      29,990   ASSURANT INCORPORATED                                                                                 708,664
      45,123   ASSURED GUARANTY LIMITED<<                                                                            591,563
      69,757   AVIVA PLC                                                                                             378,626
      45,173   AXA ASIA PACIFIC HOLDINGS LIMITED                                                                     139,327
      43,792   AXA SA                                                                                                820,904
      36,858   AXIS CAPITAL HOLDINGS LIMITED                                                                         880,169
       8,609   BEAZLEY GROUP PLC                                                                                      14,214
       6,808   BRIT INSURANCE HOLDINGS PLC                                                                            21,223
      28,873   BROWN & BROWN INCORPORATED                                                                            556,383
       8,639   CATLIN GROUP LIMITED                                                                                   49,645
      28,000   CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED                                                 52,278
      63,000   CHINA LIFE INSURANCE COMPANY+                                                                          33,775
     567,000   CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                        2,084,239
      16,436   CHUBB CORPORATION                                                                                     651,687
      70,280   CIGNA CORPORATION                                                                                   1,558,108
      39,534   CINCINNATI FINANCIAL CORPORATION<<                                                                    893,864
      30,725   DELPHI FINANCIAL GROUP CLASS A                                                                        585,004
      18,723   DISCOVERY HOLDINGS LIMITED                                                                             65,752
         540   DONGBU INSURANCE COMPANY LIMITED                                                                       10,575
      13,858   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                  380,679
       8,738   ERIE INDEMNITY COMPANY<<                                                                              302,335
         155   EULER HERMES SA                                                                                        10,638
      15,087   EVEREST REINSURANCE GROUP LIMITED                                                                   1,044,473
         500   FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                    129,164
         424   FBD HOLDINGS PLC                                                                                        4,298
      55,098   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                            768,066
      20,860   FIRST AMERICAN CORPORATION                                                                            475,817
       1,309   FONDIARIA-SAI SPA                                                                                      15,275
      51,242   FRIENDS PROVIDENT PLC                                                                                  55,925
       6,000   FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                            8,672
     327,756   GENWORTH FINANCIAL INCORPORATED                                                                     1,940,316
       6,800   GREAT-WEST LIFECO INCORPORATED                                                                        138,896
       1,378   HANNOVER RUECKVERSICHERUNG AG                                                                          51,974
      82,682   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                      1,185,660
      29,224   HCC INSURANCE HOLDINGS INCORPORATED                                                                   721,541
      26,400   HEALTH NET INCORPORATED+                                                                              395,472
         122   HELVETIA HOLDING AG                                                                                    33,271
      29,592   HORACE MANN EDUCATORS CORPORATION                                                                     267,216
       5,220   HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED                                                        60,883
       1,639   INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES
               INCORPORATED                                                                                           39,363
       2,175   ING CANADA INCORPORATED                                                                                68,911
      95,080   INSURANCE AUSTRALIA GROUP LIMITED                                                                     279,627
      34,864   IPC HOLDINGS LIMITED                                                                                  866,370
       3,396   KOREA REINSURANCE COMPANY                                                                              32,079
     144,108   LEGAL & GENERAL GROUP PLC                                                                             141,695
      37,677   LEUCADIA NATIONAL CORPORATION                                                                         786,696
       8,025   LIBERTY HOLDINGS LIMITED                                                                               59,910
      64,360   LINCOLN NATIONAL CORPORATION<<                                                                      1,219,615
      15,937   LOEWS CORPORATION                                                                                     431,096
      42,600   MANULIFE FINANCIAL CORPORATION                                                                        916,968
      14,680   MAPFRE SA                                                                                              51,197

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
INSURANCE CARRIERS (continued)
       2,144   MARKEL CORPORATION+                                                                          $        611,040
      35,183   MAX CAPITAL GROUP LIMITED                                                                             556,243
     173,505   MBIA INCORPORATED+<<                                                                                1,119,107
       4,991   MEDIOLANUM SPA                                                                                         24,814
       7,221   MERCURY GENERAL CORPORATION                                                                           239,304
       1,194   MERITZ FIRE MARINE INSURANCE                                                                            5,842
      22,926   METLIFE INCORPORATED                                                                                  722,169
      68,839   MGIC INVESTMENT CORPORATION<<                                                                         300,138
       2,804   MILANO ASSICURAZIONI SPA                                                                                8,917
      38,000   MILLEA HOLDINGS INCORPORATED                                                                        1,115,358
      19,700   MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED                                                 581,889
      63,446   MONTPELIER RE HOLDINGS LIMITED<<                                                                      848,907
       5,394   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                         761,811
         226   MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                                428
      35,000   NIPPONKOA INSURANCE COMPANY LIMITED                                                                   206,162
      11,000   NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                          51,688
     147,010   OLD MUTUAL PLC                                                                                        176,521
      58,885   OLD REPUBLIC INTERNATIONAL CORPORATION                                                                602,394
      14,344   PARTNERRE LIMITED                                                                                     936,089
     174,000   PICC PROPERTY & CASUALTY COMPANY LIMITED                                                              117,768
     108,000   PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                      755,965
       8,400   POWER CORPORATION OF CANADA                                                                           195,737
       6,000   POWER FINANCIAL CORPORATION                                                                           141,516
      74,479   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                              1,653,434
      16,070   PROASSURANCE CORPORATION+<<                                                                           726,525
      28,500   PROGRESSIVE CORPORATION                                                                               459,705
      63,279   PROTECTIVE LIFE CORPORATION                                                                           782,128
      19,662   PRUDENTIAL FINANCIAL INCORPORATED                                                                     784,710
      67,454   PRUDENTIAL PLC                                                                                        469,128
      46,599   QBE INSURANCE GROUP LIMITED                                                                           731,206
      10,792   RLI CORPORATION<<                                                                                     505,713
      86,263   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                              176,635
       3,276   SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                       478,813
     144,233   SANLAM LIMITED+                                                                                       311,961
       4,399   SCOR REGROUPE                                                                                          92,957
      39,372   SELECTIVE INSURANCE GROUP INCORPORATED                                                                520,104
         831   SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                                28,476
      46,000   SOMPO JAPAN INSURANCE INCORPORATED                                                                    337,266
       3,058   ST. JAMES'S PLACE PLC                                                                                   8,166
      36,571   STANCORP FINANCIAL GROUP INCORPORATED                                                               1,134,418
       7,000   STOREBRAND ASA                                                                                         25,772
      14,600   SUN LIFE FINANCIAL INCORPORATED                                                                       383,940
         671   SWISS LIFE HOLDING                                                                                     56,620
       8,754   SWISS REINSURANCE                                                                                     285,416
      12,150   T&D HOLDINGS INCORPORATED                                                                             345,067
      12,057   TAIWAN LIFE INSURANCE COMPANY LIMITED                                                                   9,812
      27,975   THE TRAVELERS COMPANIES INCORPORATED                                                                1,137,464
         300   TOPDANMARK AS+                                                                                         36,237
      21,379   TORCHMARK CORPORATION                                                                                 858,581
      20,200   TOWER GROUP INCORPORATED                                                                              482,578
       7,182   TRANSATLANTIC HOLDING INCORPORATED                                                                    278,015
      12,124   UNIPOL SPA                                                                                             15,860
      57,800   UNITEDHEALTH GROUP INCORPORATED                                                                     1,537,480
      34,067   UNITRIN INCORPORATED                                                                                  494,653
      36,717   W.R. BERKLEY CORPORATION<<                                                                            796,392
      23,313   WELLCARE HEALTH PLANS INCORPORATED+                                                                   441,082
      23,900   WELLPOINT INCORPORATED+                                                                             1,113,023
       1,836   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                403,920
     264,044   XL CAPITAL LIMITED CLASS A                                                                          2,672,125
      83,222   YAPI VE KREDI BANKASI AS                                                                              127,913
      28,231   ZENITH NATIONAL INSURANCE CORPORATION                                                                 605,555

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
INSURANCE CARRIERS (continued)
      12,540   ZURICH FINANCIAL SERVICES AG                                                                 $        235,376
                                                                                                                  63,029,609
                                                                                                            ----------------
INSURANCE COMPANIES: 0.04%
      18,351   REINSURANCE GROUP OF AMERICA INCORPORATED                                                             674,952
       2,204   YAPI KREDI SIGORTA AS                                                                                  10,203
                                                                                                                     685,155
                                                                                                            ----------------
INSURANCE-MULTI LINE: 0.00%
       1,751   FONDIARIA SAI SPA                                                                                      28,949
                                                                                                            ----------------
INTERNET SOFTWARE: 0.00%
          10   ACCESS COMPANY LIMITED+                                                                                23,052
         732   FREENET AG                                                                                              6,499
                                                                                                                      29,551
                                                                                                            ----------------
INVESTMENT COMPANIES: 0.00%
         260   BB BIOTECH AG                                                                                          15,078
       4,000   LPI CAPITAL BHD                                                                                        11,610
                                                                                                                      26,688
                                                                                                            ----------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.03%
     104,000   ABOITIZ EQUITY VENTURES INCORPORATED                                                                   13,335
      48,500   BERJAYA CORPORATION BHD                                                                                12,890
       2,044   GROUPE BRUXELLES LAMBERT SA                                                                           164,994
       8,300   INTERACTIVE DATA CORPORATION                                                                          194,635
      16,498   REINET INVESTMENTS SCA+                                                                                20,939
       5,740   TULLETT PREBON PLC                                                                                     27,672
                                                                                                                     434,465
                                                                                                            ----------------
LEATHER & LEATHER PRODUCTS: 0.17%
      32,058   BROWN SHOE COMPANY INCORPORATED                                                                       260,632
      72,886   COACH INCORPORATED                                                                                  1,914,715
      34,316   TIMBERLAND COMPANY+                                                                                   493,464
                                                                                                                   2,668,811
                                                                                                            ----------------
LEGAL SERVICES: 0.10%
      27,015   FTI CONSULTING INCORPORATED+<<                                                                      1,350,750
       4,405   PRE-PAID LEGAL SERVICES INCORPORATED+<<                                                               186,596
                                                                                                                   1,537,346
                                                                                                            ----------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.01%
          24   AP MOLLER-MAERSK AS                                                                                   148,673
      14,817   MACMAHON HOLDINGS LIMITED                                                                               4,270
                                                                                                                     152,943
                                                                                                            ----------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.03%
       5,233   BABCOCK INTERNATIONAL GROUP                                                                            39,359
     162,500   BARITO PACIFIC TBK PT+                                                                                 20,936
       1,859   CANFOR CORPORATION+                                                                                     9,553
      78,995   LOUISIANA-PACIFIC CORPORATION                                                                         342,838
         694   PFLEIDERER AG                                                                                           5,310

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (continued)
       3,776   SINO-FOREST CORPORATION+                                                                     $         43,925
         325   TECNICAS REUNIDAS SA                                                                                   14,430
     149,257   TERRANOVA SA                                                                                           21,518
         504   WEST FRASER TIMBER COMPANY LIMITED                                                                     13,415
                                                                                                                     511,284
                                                                                                            ----------------
MACHINERY: 0.03%
       4,343   CHARTER INTERNATIONAL PLC                                                                              37,249
       5,000   DAIFUKU COMPANY LIMITED                                                                                36,345
       7,000   DELONG HOLDINGS LIMITED                                                                                 3,243
           1   HUSQVARNA AB                                                                                                4
      13,820   HUSQVARNA AB B SHARES                                                                                  80,561
      17,000   JAPAN STEEL WORKS                                                                                     221,990
       5,000   OKUMA CORPORATION                                                                                      23,173
       3,400   OSG CORPORATION                                                                                        24,049
         887   RHEINMETALL BERLIN                                                                                     36,791
       2,589   SEVAN MARINE ASA+                                                                                       3,513
                                                                                                                     466,918
                                                                                                            ----------------
MANUFACTURING (SPECIALIZED): 0.01%
       8,268   PV CRYSTALOX SOLAR PLC                                                                                 10,471
       1,457   RICHEMONT SA+                                                                                          17,510
       1,200   SECO TOOLS                                                                                             11,037
       2,000   SEKISUI JUSHI CORPORATION                                                                              16,390
       5,744   SINTEX INDUSTRIES LIMITED                                                                              28,216
       1,300   TORISHIMA PUMP MANUFACTURING COMPANY LIMITED                                                           19,656
     514,000   WELLING HOLDING LIMITED+                                                                               20,390
                                                                                                                     123,670
                                                                                                            ----------------
MANUFACTURING INDUSTRIES: 0.01%
       7,070   MAHINDRA & MAHINDRA LIMITED                                                                           101,002
       1,000   YOMEISHU SEIZO COMPANY LIMITED                                                                          9,211
                                                                                                                     110,213
                                                                                                            ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 2.56%
       2,200   A&D COMPANY LIMITED                                                                                     8,023
       3,226   ABRAXIS BIOSCIENCE INCORPORATED+                                                                      165,558
       2,819   AGFA-GEVAERT NV                                                                                         8,664
      10,300   ALFA LAVAL AB                                                                                          99,038
      18,804   ALLERGAN INCORPORATED                                                                                 829,821
       1,713   ALTANA AG                                                                                              32,310
      19,430   ARCELORMITTAL                                                                                         647,395
      20,660   BAYER AG                                                                                            1,181,365
      13,355   BECKMAN COULTER INCORPORATED                                                                          723,841
      14,482   BECTON DICKINSON & COMPANY                                                                            980,142
         201   BEKAERT SA                                                                                             20,451
       9,754   BIO-RAD LABORATORIES INCORPORATED+                                                                    726,088
      26,000   BIOSENSORS INTERNATIONAL GROUP LIMITED+                                                                 9,873
      68,300   BOSTON SCIENTIFIC CORPORATION+                                                                        642,020
      31,185   CEPHEID INCORPORATED+                                                                                 314,969
       2,641   COCHLEAR LIMITED                                                                                      115,989
      17,716   COHU INCORPORATED                                                                                     163,873
         544   COLOPLAST AS CLASS B                                                                                   37,698
       2,909   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                           51,896
      33,831   COOPER COMPANIES INCORPORATED                                                                         896,860
       2,700   COSEL COMPANY LIMITED                                                                                  23,405
      22,494   CR BARD INCORPORATED                                                                                1,608,096
      15,797   DANAHER CORPORATION                                                                                   953,349

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (continued)
      31,627   DENTSPLY INTERNATIONAL INCORPORATED                                                          $        925,406
      72,902   EASTMAN KODAK COMPANY                                                                                 190,274
         816   ELBIT IMAGING LIMITED                                                                                  17,128
       2,034   ELEKTA AB CLASS B                                                                                      28,369
      25,712   ENERGY CONVERSION DEVICES INCORPORATED+<<                                                             442,504
      14,575   ESCO TECHNOLOGIES INCORPORATED+                                                                       592,037
       3,600   ESPEC CORPORATION                                                                                      21,085
       5,529   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                       255,558
      16,224   ESTERLINE TECHNOLOGIES CORPORATION+                                                                   443,564
      13,434   FACET BIOTECH CORPORATION+<<                                                                          133,131
      23,169   FISHER & PAYKEL HEALTHCARE CORPORATION                                                                 43,135
      30,416   FLIR SYSTEMS INCORPORATED+<<                                                                          683,143
      26,957   FORMFACTOR INCORPORATED+<<                                                                            489,270
      25,991   FOSSIL INCORPORATED+                                                                                  581,679
       2,067   FRESENIUS AG                                                                                          118,656
      24,400   FUJIFILM HOLDINGS CORPORATION                                                                         705,767
      17,000   FUJIKURA LIMITED                                                                                       78,575
         500   FUKUDA DENSHI COMPANY LIMITED                                                                          11,266
      32,000   FURUKAWA ELECTRIC COMPANY LIMITED                                                                     116,460
       4,444   GETINGE AB                                                                                             60,079
      40,000   GOLDEN MEDITECH COMPANY LIMITED                                                                         5,788
      13,709   HAEMONETICS CORPORATION+                                                                              729,730
       8,701   HALMA PLC                                                                                              23,205
       6,000   HITACHI CABLE LIMITED                                                                                  19,695
         400   HOGY MEDICAL COMPANY LIMITED                                                                           21,391
      55,779   HOLOGIC INCORPORATED+                                                                                 706,720
      20,300   HOYA CORPORATION                                                                                      420,732
       8,877   INTUITIVE SURGICAL INCORPORATED+<<                                                                  1,328,709
      50,149   ION GEOPHYSICAL CORPORATION+                                                                          141,922
      18,078   ITRON INCORPORATED+<<                                                                               1,054,671
      24,000   KONICA MINOLTA HOLDINGS INCORPORATED                                                                  248,559
       4,161   LARGAN PRECISION COMPANY LIMITED                                                                       45,796
       3,178   LUXOTTICA GROUP SPA                                                                                    66,027
      24,864   MASIMO CORPORATION+                                                                                   595,244
      70,623   MEDTRONIC INCORPORATED                                                                              2,425,900
       7,510   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                            534,637
      12,081   MILLIPORE CORPORATION+                                                                                759,774
       6,000   MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                                 56,407
      30,599   NATIONAL INSTRUMENTS CORPORATION                                                                      649,005
      31,207   NEWPORT CORPORATION+                                                                                  182,249
       1,500   NIHON KOHDEN CORPORATION                                                                               18,661
      17,000   NIKON CORPORATION                                                                                     256,195
       2,000   NIPRO CORPORATION                                                                                      37,375
       5,932   OLYMPUS CORPORATION ADR                                                                               115,555
      21,244   ORBOTECH LIMITED+                                                                                     154,231
       1,832   ORION OYJ                                                                                              29,866
       5,000   OSAKI ELECTRIC COMPANY LIMITED                                                                         46,328
      69,000   OSIM INTERNATIONAL LIMITED                                                                             12,724
         800   PARAMOUNT BED COMPANY LIMITED                                                                          10,903
       3,500   PARIS MIKI INCORPORATED                                                                                33,688
       5,016   PHARMAXIS LIMITED+                                                                                     10,550
       1,055   PHONAK HOLDING AG                                                                                      78,295
      26,212   RAYTHEON COMPANY                                                                                    1,170,366
      16,137   RESMED INCORPORATED+                                                                                  598,199
      19,535   ROPER INDUSTRIES INCORPORATED                                                                         839,614
      13,000   SHIMADZU CORPORATION                                                                                   88,505
       5,002   SILEX SYSTEMS LIMITED+                                                                                 23,696
       5,203   SSL INTERNATIONAL PLC                                                                                  43,008
      21,106   ST. JUDE MEDICAL INCORPORATED+                                                                        824,611
      29,125   STERIS CORPORATION                                                                                    688,224
         181   STRAUMANN HOLDING AG                                                                                   34,084
      18,608   STRYKER CORPORATION<<                                                                                 715,292
      35,100   SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                  399,115

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (continued)
       3,700   SUZUKEN COMPANY LIMITED                                                                      $         95,497
       1,587   SYNTHES INCORPORATED                                                                                  163,425
      12,000   TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                 229,110
         600   TAMRON COMPANY LIMITED                                                                                  6,821
         201   TECAN GROUP AG                                                                                          8,136
      19,930   TECHNE CORPORATION                                                                                  1,201,181
      18,158   TELEDYNE TECHNOLOGIES INCORPORATED+                                                                   596,853
     126,008   TERADYNE INCORPORATED+<<                                                                              900,957
       9,100   TERUMO CORPORATION                                                                                    382,961
       2,600   TGS NOPEC GEOPHYSICAL COMPANY ASA+                                                                     25,967
      25,800   THERMO FISHER SCIENTIFIC INCORPORATED+                                                              1,003,878
      26,391   THORATEC CORPORATION+<<                                                                               661,886
       1,815   TITAN INDUSTRIES LIMITED                                                                               41,519
       1,800   TOA MEDICAL ELECTRONICS COMPANY                                                                        62,486
       1,400   TOPCON CORPORATION                                                                                      7,987
      28,181   TRIMBLE NAVIGATION LIMITED+                                                                           540,512
       5,800   USHIO INCORPORATED                                                                                     86,236
      15,623   VARIAN INCORPORATED+                                                                                  543,993
       4,791   VESTAS WIND SYSTEMS AS+                                                                               352,958
      22,165   WATERS CORPORATION+                                                                                   960,188
         696   WILLIAM DEMANT HOLDING+                                                                                39,424
       4,100   YAMATAKE CORPORATION                                                                                   85,284
      13,855   ZIMMER HOLDINGS INCORPORATED+                                                                         617,794
                                                                                                                  41,038,109
                                                                                                            ----------------
MEDIA: 0.00%
         820   MODERN TIMES GROUP MTG B SHARES                                                                        24,262
         977   VOCENTO SA                                                                                              5,234
                                                                                                                      29,496
                                                                                                            ----------------
MEDICAL EQUIPMENT & SUPPLIES: 0.07%
         331   FIELMANN AG                                                                                            21,805
      23,382   INVACARE CORPORATION                                                                                  397,026
      18,611   NUVASIVE INCORPORATED+<<                                                                              672,229
                                                                                                                   1,091,060
                                                                                                            ----------------
MEDICAL MANAGEMENT SERVICES: 0.05%
     281,100   BANGKOK CHAIN HOSPITAL PCL                                                                             62,266
      37,736   COVENTRY HEALTH CARE INCORPORATED+                                                                    681,135
                                                                                                                     743,401
                                                                                                            ----------------
MEDICAL PRODUCTS: 0.20%
      39,200   BAXTER INTERNATIONAL INCORPORATED                                                                   2,006,648
      28,082   ILLUMINA INCORPORATED+<<                                                                            1,030,890
       1,000   NICOX SA+                                                                                              12,809
         656   ROCHE HOLDINGS AG - BEARER SHARES                                                                      95,711
                                                                                                                   3,146,058
                                                                                                            ----------------
METAL FABRICATE, HARDWARE: 0.02%
       5,800   SILGAN HOLDINGS INCORPORATED                                                                          256,708
                                                                                                            ----------------
METAL MINING: 1.26%
       4,097   ACCOR SA                                                                                              182,843
       5,420   ADITYA BIRLA MINERALS LIMITED                                                                           2,485
       5,936   AFRICAN RAINBOW MINERALS LIMITED                                                                       94,400
       4,022   AGNICO EAGLE MINES LIMITED                                                                            248,633

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
METAL MINING (continued)
       2,175   ALAMOS GOLD INCORPORATED+                                                                    $         19,424
       1,424   ALEXANDRIA MINERAL OILS COMPANY                                                                        10,713
      60,802   ALUMINA LIMITED                                                                                        66,481
       8,931   ANDEAN RESOURCES LIMITED+                                                                              14,785
     247,674   ANEKA TAMBANG TBK PT                                                                                   48,157
      35,580   ANGLO AMERICAN PLC                                                                                  1,028,726
       4,752   ANGLO PLATINUM LIMITED                                                                                333,303
      22,272   ANGLOGOLD ASHANTI LIMITED                                                                             955,157
       5,163   AQUILA RESOURCES LIMITED+                                                                              20,098
      10,201   ATLAS IRON LIMITED+                                                                                    12,899
       2,262   AURIZON MINES LIMITED+                                                                                 10,028
       6,457   AVOCA RESOURCES LIMITED+                                                                                9,406
       5,200   BANPU PCL                                                                                              48,589
       3,268   BANRO CORPORATION+                                                                                      5,867
      23,200   BARRICK GOLD CORPORATION                                                                              879,124
       9,025   BHARAT FORGE LIMITED                                                                                   34,729
       7,000   BOLIDEN AB                                                                                             54,837
       9,600   CAMECO CORPORATION                                                                                    263,885
      34,625   CENTAMIN EGYPT LIMITED+                                                                                47,440
     156,000   CHINA MINING RESOURCES GROUP LIMITED+                                                                   6,996
      11,628   CIA DE MINAS BUENAVENTURA SA                                                                          327,330
      39,105   CIA MINERA MILPO SA                                                                                    89,769
     108,146   CIA VALE DO RIO DOCE                                                                                2,091,907
       9,842   COAL OF AFRICA LIMITED+                                                                                14,626
      43,970   COEUR D'ALENE MINES CORPORATION+<<                                                                    649,437
         629   COMPASS RESOURCES NL+(A)                                                                                    0
       1,265   DENISON MINES CORPORATION+                                                                              2,445
       3,847   DOMINION RESOURCES BLACK WARRIOR                                                                       15,149
       8,467   EASTERN PLATINUM LIMITED+                                                                               4,343
       9,764   ELDORADO GOLD CORPORATION+                                                                             96,768
       9,374   EQUINOX MINERALS LIMITED+                                                                              23,183
         191   ERAMET                                                                                                 53,052
       5,033   EURASIAN NATURAL RESOURCES CORPORATION                                                                 53,426
       2,612   EUROPEAN GOLDFIELDS LIMITED+                                                                            7,943
       2,028   FIRST QUANTUM MINERALS LIMITED                                                                         90,352
         842   FNX MINING COMPANY INCORPORATED+                                                                        5,206
      75,806   FORTESCUE METALS GROUP LIMITED+                                                                       163,375
       2,288   FRANCO-NEVADA CORPORATION                                                                              63,605
       6,162   GABRIEL RESOURCES LIMITED+                                                                             12,756
       1,892   GAMMON LAKE RESOURCES INCORPORATED+                                                                    15,458
      14,745   GINDALBIE METALS LIMITED+                                                                               8,767
      53,251   GOLD FIELDS LIMITED                                                                                   727,771
      19,136   GOLDCORP INCORPORATED                                                                                 756,326
       5,832   GOLDEN STAR RESOURCES LIMITED+                                                                         13,462
     352,290   GRUPO MEXICO SAB DE CV                                                                                331,642
       1,859   GUYANA GOLDFIELDS INCORPORATED+                                                                         7,407
      27,531   HARMONY GOLD MINING COMPANY LIMITED+                                                                  334,945
     161,914   HECLA MINING COMPANY+<<                                                                               600,701
      52,103   HINDALCO INDUSTRIES LIMITED                                                                            94,155
      11,145   HINDUSTAN ZINC LIMITED                                                                                138,963
       4,600   HUDBAY MINERALS INCORPORATED+                                                                          33,792
       9,225   IAMGOLD CORPORATION                                                                                   103,763
      46,849   IMPALA PLATINUM HOLDINGS LIMITED                                                                    1,144,362
       4,101   INDEPENDENCE GROUP NL                                                                                  12,965
      13,243   INDOPHIL RESOURCES NL+                                                                                  4,966
       1,106   INMET MINING CORPORATION                                                                               44,048
     155,928   INTERNATIONAL NICKEL INDONESIA TBK                                                                     55,108
      58,088   ISPAT INDUSTRIES LIMITED                                                                               30,925
       6,719   IVANHOE MINES LIMITED+                                                                                 36,311
      12,681   KAGARA ZINC LIMITED                                                                                    12,316
       2,214   KATANGA MINING LIMITED+                                                                                 1,683
       4,511   KAZAKHMYS PLC                                                                                          51,067
       8,537   KGHM POLSKA MIEDZ SA                                                                                  189,048

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
METAL MINING (continued)
       3,013   KINGSGATE CONSOLIDATED LIMITED                                                               $         14,731
      18,269   KINROSS GOLD CORPORATION                                                                              366,635
         947   KOREA ZINC COMPANY LIMITED                                                                            108,085
         260   LABRADOR IRON ORE ROYALTY INCOME FUND                                                                   6,847
       3,060   LONMIN PLC                                                                                             71,330
       4,655   LUNDIN MINING CORPORATION+                                                                             11,214
       2,676   MEDINET NASR HOUSING                                                                                   14,883
       6,401   MINARA RESOURCES LIMITED                                                                                3,346
       5,400   MINCOR RESOURCES NL                                                                                     5,894
       4,880   MINEFINDERS CORPORATION+                                                                               44,431
       3,262   MIRABELA NICKEL LIMITED+                                                                                6,408
      22,000   MITSUI MINING & SMELTING COMPANY LIMITED                                                               51,875
      12,447   MURCHISON METALS LIMITED+                                                                              16,307
      22,522   NEWCREST MINING LIMITED                                                                               597,973
      30,564   NEWMONT MINING CORPORATION                                                                          1,493,663
       1,260   NEWMONT MINING CORPORATION OF CANADA LIMITED                                                           61,341
       3,000   NIPPON DENKO COMPANY LIMITED                                                                           16,688
      19,000   NIPPON LIGHT METAL COMPANY LIMITED                                                                     20,077
       3,000   NITTETSU MINING COMPANY LIMITED                                                                        13,675
      16,768   NORTHAM PLATINUM LIMITED                                                                               72,513
       2,200   NORTHERN DYNASTY MINERALS+                                                                             17,894
     306,000   OCEAN GRAND HOLDINGS LIMITED                                                                           39,867
      28,126   OM HOLDINGS LIMITED                                                                                    29,578
         700   ONOKEN COMPANY LIMITED                                                                                  7,124
       5,113   OSISKO MINING CORPORATION+                                                                             33,298
       2,418   OUTOKUMPU OYJ                                                                                          48,249
       7,000   PACIFIC METALS COMPANY LIMITED                                                                         55,767
       1,843   PAN AMERICAN SILVER CORPORATION+                                                                       43,182
      46,179   PAN AUSTRALIAN RESOURCES LIMITED+                                                                      13,667
      11,002   PIONEERS HOLDING+                                                                                      14,342
      13,700   PUNCAK NIAGA HOLDING BHD                                                                               11,693
      12,593   QUEST CAPITAL CORPORATION                                                                              13,842
       3,803   RED BACK MINING INCORPORATED+                                                                          36,402
       9,634   RESOLUTE MINING LIMITED+                                                                                5,425
      13,572   RIO TINTO LIMITED                                                                                     713,962
      26,241   RIO TINTO PLC                                                                                       1,195,539
       6,431   RIVERSDALE MINING LIMITED+                                                                             33,697
       8,624   ROYAL GOLD INCORPORATED<<                                                                             401,620
       5,152   SALLY MALAY MINING LIMITED                                                                              8,573
      25,987   SESA GOA LIMITED                                                                                       91,965
       6,740   SHERRITT INTERNATIONAL CORPORATION                                                                     30,004
       1,423   SILVER STANDARD RESOURCES INCORPORATED+                                                                33,732
       6,370   SILVER WHEATON CORPORATION+                                                                            67,040
       1,891   SILVERCORP METALS INCORPORATED                                                                          6,132
         944   SOCIEDAD MINERA CERRO VERDE SA                                                                         16,869
       3,920   SOCIEDAD MINERA EL BROCAL SA                                                                           49,920
      37,740   STILLWATER MINING COMPANY+<<                                                                          278,144
      11,000   SUMITOMO LIGHT METAL INDUSTRIES LIMITED                                                                12,762
      42,782   SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                                   4,369
      12,132   SXR URANIUM ONE INCORPORATED+                                                                          24,447
       6,222   SYLVANIA RESOURCES LIMITED+                                                                             5,993
      12,208   TECK COMINCO INCORPORATED LIMITED                                                                     191,774
       1,878   THOMPSON CREEK METALS COMPANY INCORPORATED+                                                            17,701
      80,000   TIMAH TBK PT                                                                                           15,503
       1,200   TOHO TITANIUM COMPANY LIMITED                                                                          21,046
      47,000   TON YI INDUSTRIAL CORPORATION                                                                          18,868
      54,500   TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                   7,783
      22,182   UNITED PHOSPHORUS LIMITED                                                                              77,625
       2,735   VEDANTA RESOURCES PLC                                                                                  70,729
      62,810   VOLCAN CIA MINERA SAA                                                                                  51,149
       4,171   WESTERN AREAS NL+                                                                                      16,207
      19,185   YAMANA GOLD INCORPORATED                                                                              225,639

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
METAL MINING (continued)
     316,000   ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                   $        288,687
                                                                                                                  20,259,353
                                                                                                            ----------------
MINING: 0.01%
       1,583   ASSORE LIMITED                                                                                         96,722
       4,434   FRESNILLO PLC                                                                                          48,552
       6,206   MMX MINERACAO E METALICOS SA+                                                                          21,259
                                                                                                                     166,533
                                                                                                            ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.55%
         588   ABER DIAMOND CORPORATION                                                                                3,883
       9,558   ANTOFAGASTA PLC                                                                                        98,390
     159,661   BHP BILLITON LIMITED                                                                                4,486,407
      53,023   BOART LONGYEAR GROUP                                                                                    5,632
       6,337   BRADKEN LIMITED                                                                                        17,765
      43,000   CHINA MOLYBDENUM COMPANY LIMITED                                                                       29,064
      68,000   CHINA SHANSHUI CEMENT GROUP LIMITED                                                                    42,487
      14,000   DOWA MINING COMPANY LIMITED                                                                            62,939
      22,086   ILUKA RESOURCES LIMITED                                                                                57,242
     103,000   JIANGXI COPPER COMPANY LIMITED                                                                        173,959
     110,078   LIHIR GOLD LIMITED+                                                                                   285,840
      17,759   LYNAS CORPORATION LIMITED+                                                                              7,020
      25,733   MINSUR SA                                                                                              50,448
      59,000   MITSUBISHI MATERIALS CORPORATION                                                                      196,954
     111,000   MONGOLIA ENERGY COMPANY LIMITED+                                                                       46,574
      18,676   MOUNT GIBSON IRON LIMITED+                                                                             11,870
     140,521   OZ MINERALS LIMITED                                                                                   100,308
      20,885   PALADIN ENERGY LIMITED+                                                                                85,252
       7,900   POTASH CORPORATION OF SASKATCHEWAN                                                                    911,024
         813   QUADRA MINING LIMITED+                                                                                  5,764
       1,959   RANDGOLD RESOURCES LIMITED                                                                            138,599
      22,281   ST. BARBARA LIMITED+                                                                                    4,596
       3,800   STRAITS RESOURCES LIMITED                                                                               5,240
      27,000   SUMITOMO METAL MINING COMPANY LIMITED                                                                 386,182
       2,969   UMICORE                                                                                                71,544
      19,945   VULCAN MATERIALS COMPANY<<                                                                            883,368
      50,331   XSTRATA PLC                                                                                           564,592
                                                                                                                   8,732,943
                                                                                                            ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.27%
       1,901   AALBERTS INDUSTRIES NV                                                                                 18,779
         307   ADVANCED METALLURGICAL GROUP NV+                                                                        1,953
       6,434   AFRICAN OXYGEN LIMITED                                                                                 13,870
     180,000   ALLIANCE GLOBAL GROUP INCORPORATED+                                                                    11,605
       2,800   AMANO CORPORATION                                                                                      26,526
      21,000   ANTA SPORTS PRODUCTS LIMITED                                                                           23,151
       5,981   AREVA T&D INDIA LIMITED                                                                                42,317
       1,485   BHARAT ELECTRONICS LIMITED                                                                             42,432
      86,078   BLUESCOPE STEEL LIMITED                                                                               166,698
       5,418   BLYTH INCORPORATED                                                                                    179,932
       8,635   BUNZL PLC                                                                                              71,681
      48,924   CALLAWAY GOLF COMPANY                                                                                 348,339
       1,913   CAMPBELL BROTHERS LIMITED                                                                              30,455
       3,703   CHEIL INDUSTRIES INCORPORATED                                                                         135,532
      25,200   CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                                         2,367
      42,169   CIPLA LIMITED INDIA                                                                                   199,662
       4,064   COLGATE PALMOLIVE INDIA LIMITED                                                                        41,025
       7,525   COOKSON GROUP PLC                                                                                      33,085
       4,431   CUMMINS INDIA LIMITED                                                                                  26,120

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
      18,743   DABUR INDIA LIMITED                                                                          $         44,217
       1,934   DOOSAN CORPORATION                                                                                    170,289
       2,842   ELSWEDY CABLES HOLDING COMPANY                                                                         31,988
      64,000   FIRST PACIFIC COMPANY LIMITED                                                                          31,885
      32,000   FOSUN INTERNATIONAL                                                                                    19,988
      88,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                                63,528
         264   FUCHS PETROLUB AG                                                                                      14,535
      28,300   FUTURIS CORPORATION LIMITED                                                                             5,752
      47,000   GALAXY ENTERTAINMENT GROUP LIMITED+                                                                    14,814
       7,800   GINTECH ENERGY CORPORATION+                                                                            16,424
       4,300   GLORY LIMITED                                                                                          85,172
       3,402   GRASIM INDUSTRIES LIMITED                                                                             151,861
      12,419   GWA INTERNATIONAL LIMITED                                                                              24,143
      32,725   HASBRO INCORPORATED                                                                                   831,542
      42,000   HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                            191,793
      46,172   HILLENBRAND INCORPORATED                                                                              792,312
       4,588   HILLS INDUSTRIES LIMITED                                                                                5,633
      47,917   HINDALCO INDUSTRIES LIMITED++(A)                                                                       86,092
       2,100   HITACHI MAXELL LIMITED                                                                                 25,540
     237,835   IDT INTERNATIONAL LIMITED+                                                                              5,560
       7,381   IMI PLC                                                                                                41,572
       7,023   INDUSTRIAS PENOLES SA DE CV                                                                           105,569
      17,827   INVENSYS PLC                                                                                           67,674
      66,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                  118,876
         261   ITALMOBILIARE SPA                                                                                       6,448
      20,780   JAKKS PACIFIC INCORPORATED+                                                                           264,945
       2,900   JAPAN CASH MACHINE COMPANY LIMITED                                                                     28,095
     132,404   JOHNSON & JOHNSON                                                                                   7,303,405
      13,200   JS GROUP CORPORATION                                                                                  193,143
      28,000   JU TENG INTERNATIONAL HOLDINGS LIMITED                                                                 17,251
      76,000   KAWASAKI HEAVY INDUSTRIES LIMITED                                                                     170,566
       1,354   KOOR INDUSTRIES LIMITED                                                                                33,513
       2,100   KOSE CORPORATION                                                                                       44,281
         626   KRONES AG                                                                                              25,518
         469   LEONI AG                                                                                                7,366
      21,105   LITE-ON IT CORPORATION                                                                                 11,929
       3,131   LUPIN LIMITED                                                                                          55,932
      91,895   MATTEL INCORPORATED                                                                                 1,434,481
       2,109   MELROSE PLC                                                                                             3,673
     157,000   MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                   564,241
       1,200   MITSUBISHI PENCIL COMPANY LIMITED                                                                      13,729
       5,500   MITSUI MINING COMPANY LIMITED                                                                           6,836
      11,505   MORGAN CRUCIBLE COMPANY                                                                                20,079
       7,106   MOSER BAER INDIA LIMITED                                                                               13,974
         200   NAKANISHI INCORPORATED                                                                                 12,411
      19,677   NATIONAL ALUMINIUM COMPANY LIMITED                                                                    148,906
       5,937   NEW HOPE CORPORATION LIMITED                                                                           21,516
       2,000   NIKKISO COMPANY LIMITED                                                                                13,892
       2,000   NIPPON DENSETSU KOGYO COMPANY LIMITED                                                                  19,640
      17,000   NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                 162,612
         431   NKT HOLDING AS                                                                                         16,122
      63,600   NOBLE GROUP LIMITED                                                                                    70,726
      16,120   ORICA LIMITED                                                                                         263,016
      31,396   RELIANCE INDUSTRIES LIMITED<<++                                                                     3,027,849
         386   RHI AG+                                                                                                 7,081
         100   ROCKWOOL INTERNATIONAL AS                                                                               8,685
       2,100   SANRIO COMPANY LIMITED                                                                                 17,004
       5,402   SHREE PRECOATED STEELS LIMITED                                                                          6,886
     180,000   SINGAMAS CONTAINER HOLDING                                                                             21,059
      89,769   SUZLON ENERGY LIMITED                                                                                 188,421
       1,000   TOKYO ENERGY & SYSTEMS INCORPORATED                                                                     8,626
       2,700   TOMY COMPANY LIMITED                                                                                   16,146
       2,469   TRELLEBORG AB CLASS B                                                                                   8,497

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
      22,345   TYCO INTERNATIONAL LIMITED                                                                   $        616,945
      40,824   UNIMICRON TECHNOLOGY CORPORATION                                                                       37,011
       4,443   UNITED SPIRITS LIMITED                                                                                 79,431
      16,162   VIDEOCON INDUSTRIES LIMITED                                                                            60,157
       2,039   WARTSILA OYJ CLASS B                                                                                   73,519
      46,893   WESFARMERS LIMITED                                                                                    808,040
      55,000   YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED                                                              30,943
         351   ZAKLADY AZOTOWE PULAWY SA+                                                                              8,958
                                                                                                                  20,335,792
                                                                                                            ----------------
MISCELLANEOUS RETAIL: 0.93%
      36,100   AEON COMPANY LIMITED                                                                                  335,065
         309   AKER ASA CLASS A                                                                                        6,365
      36,266   ALIBABA.COM LIMITED+                                                                                   71,722
       3,800   ARCS COMPANY LIMITED                                                                                   52,949
      28,113   BARNES & NOBLE INCORPORATED<<                                                                         694,672
      48,000   CHINA RESOURCES ENTERPRISE LIMITED                                                                    106,334
      59,000   CITIC PACIFIC LIMITED                                                                                 136,713
       9,434   COMERCIAL SIGLO XXL SA                                                                                 32,239
      27,627   COSTCO WHOLESALE CORPORATION                                                                        1,340,462
       7,500   CREDIT SAISON COMPANY LIMITED                                                                         100,907
       4,800   CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                               39,633
      90,076   CVS CORPORATION                                                                                     2,684,265
      45,400   DICK'S SPORTING GOODS INCORPORATED+<<                                                                 808,120
      36,000   DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                 15,404
      45,569   DILLARD'S INCORPORATED<<                                                                              430,627
      20,423   DOLLAR TREE INCORPORATED+                                                                             914,338
      12,810   EXPRESS SCRIPTS INCORPORATED+                                                                         820,481
       2,722   FAES FARMA SA                                                                                          16,371
         340   FAES FARMA SA I09 SHARES+(A)                                                                            2,035
       8,378   FOSCHINI LIMITED                                                                                       49,733
       1,100   FUJI COMPANY LIMITED                                                                                   19,700
          22   GEO COMPANY LIMITED                                                                                    15,105
       4,400   HEIWADO COMPANY LIMITED                                                                                53,897
         900   HIKARI TSUSHIN INCORPORATED                                                                            20,374
      13,313   INDIABULLS FINANCIAL SERVICES LIMITED                                                                  62,189
       4,706   INMOBILIARIA COLONIAL SA                                                                                  967
      17,600   ISETAN MITSUKOSHI HOLDINGS LIMITED                                                                    158,008
       4,200   IZUMI COMPANY LIMITED                                                                                  49,694
       2,679   JEAN COUTU GROUP INCORPORATED CLASS A                                                                  21,913
      10,000   KASUMI COMPANY LIMITED                                                                                 43,163
       4,000   LIFE CORPORATION                                                                                       68,032
      11,324   MARVEL ENTERTAINMENT INCORPORATED+                                                                    375,730
      13,562   MASSMART HOLDINGS LIMITED                                                                             131,444
     136,000   METRO HOLDINGS LIMITED                                                                                 55,220
      23,314   MSC INDUSTRIAL DIRECT COMPANY                                                                         848,163
       5,988   NATURA COSMETICOS SA                                                                                   77,178
      15,408   NUTRI SYSTEM INCORPORATED<<                                                                           211,090
     203,500   OFFICE DEPOT INCORPORATED+                                                                            948,310
       4,090   ORIX CORPORATION                                                                                      258,927
      21,551   ORKLA ASA                                                                                             177,811
      27,144   PETSMART INCORPORATED                                                                                 552,652
         700   PIGEON CORPORATION                                                                                     17,750
       8,869   PRICELINE.COM INCORPORATED+<<                                                                         976,566
     462,339   RITE AID CORPORATION+<<                                                                               536,313
       1,300   RYOHIN KEIKAKU COMPANY LIMITED                                                                         50,240
      14,000   SA SA INTERNATIONAL HOLDINGS LIMITED                                                                    5,451
         940   SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                              52,942
       2,200   SHIMACHU COMPANY LIMITED                                                                               44,079
       5,600   SHOPPERS DRUG MART CORPORATION                                                                        227,539
       5,870   SK NETWORKS COMPANY LIMITED                                                                            80,579

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
MISCELLANEOUS RETAIL (continued)
         450   STOCKMANN OYJ ABP                                                                            $          9,576
       2,400   THE DAIEI INCORPORATED+                                                                                11,664
       2,000   THE MARUETSU INCORPORATED                                                                               8,916
       8,000   UNY COMPANY LIMITED                                                                                    62,755
      49,967   WOOLWORTHS HOLDINGS LIMITED                                                                            78,760
                                                                                                                  14,971,132
                                                                                                            ----------------
MISCELLANEOUS SERVICES: 0.07%
      12,235   DUN & BRADSTREET CORPORATION                                                                        1,000,701
      48,000   GLOBAL BIO-CHEM TECHNOLOGY                                                                              9,048
      47,471   INVERSIONES AGUAS METROPOLITANAS SA                                                                    51,286
                                                                                                                   1,061,035
                                                                                                            ----------------
MOTION PICTURES: 0.37%
       1,249   ASTRAL MEDIA INCORPORATED                                                                              35,396
      30,020   DISCOVERY COMMUNICATIONS INCORPORATED+<<                                                              673,949
      30,470   DREAMWORKS ANIMATION SKG INCORPORATED CLASS A+                                                        848,894
       3,000   ESUN HOLDINGS LIMITED+                                                                                    457
     484,500   GLOBAL MEDIACOM TBK PT                                                                                  8,985
      83,600   NEWS CORPORATION CLASS A<<                                                                            817,608
      13,000   TELEVISION BROADCASTS LIMITED                                                                          53,920
      56,133   TIME WARNER INCORPORATED                                                                            1,314,636
       6,100   TOHO COMPANY LIMITED TOKYO                                                                             83,898
       9,561   TVN SA PLN                                                                                             32,582
      81,633   WALT DISNEY COMPANY                                                                                 1,977,151
      22,838   ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                                  82,448
                                                                                                                   5,929,924
                                                                                                            ----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.40%
      16,997   ARKANSAS BEST CORPORATION<<                                                                           477,786
      45,362   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                141,291
      34,443   CON-WAY INCORPORATED                                                                                1,105,620
       3,232   CONTAINER CORPORATION OF INDIA                                                                         64,858
      42,000   COSCO PACIFIC LIMITED                                                                                  57,819
       3,880   DSV A/S                                                                                                48,374
      28,000   EVERGREEN INTERNATIONAL STORAGE & TRANSPORT CORPORATION                                                29,492
       2,389   FORD OTOMOTIV SANAYI AS                                                                                 9,407
      15,930   FORWARD AIR CORPORATION<<                                                                             339,628
       9,000   FUKUYAMA TRANSPORTING COMPANY LIMITED                                                                  35,153
       1,400   HITACHI TRANSPORT SYSTEM LIMITED                                                                       18,146
      25,600   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                             786,688
      28,137   LANDSTAR SYSTEM INCORPORATED<<                                                                      1,069,206
       3,167   MAINFREIGHT LIMITED                                                                                     9,206
       8,000   MITSUBISHI LOGISTICS CORPORATION                                                                       84,363
      29,280   MUNDRA PORT & SPECIAL ECONOMIC ZONE LIMITED                                                           382,650
      44,000   NIPPON EXPRESS COMPANY LIMITED                                                                        187,038
       3,000   NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                                 29,350
      16,355   OLD DOMINION FREIGHT LINE+                                                                            481,655
      16,000   SANKYU INCORPORATED                                                                                    56,909
       6,000   SEINO HOLDINGS COMPANY LIMITED                                                                         40,037
       2,000   SHIBUSAWA WAREHOUSE COMPANY LIMITED THE                                                                 8,058
      73,300   SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                           121,320
      38,149   WERNER ENTERPRISES INCORPORATED<<                                                                     686,301
      49,546   YRC WORLDWIDE INCORPORATED+<<                                                                         127,829
                                                                                                                   6,398,184
                                                                                                            ----------------
MULTI MEDIA: 0.00%
       2,510   SANOMAWSOY OYJ                                                                                         40,130
                                                                                                            ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
MULTI-INDUSTRY COMPANIES: 0.01%
      49,000   FRASER & NEAVE LIMITED                                                                       $        135,727
                                                                                                            ----------------
NEWSPAPERS: 0.00%
         105   AXEL SPRINGER AG                                                                                       10,231
                                                                                                            ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.67%
       3,830   ACOM COMPANY LIMITED                                                                                  100,471
       3,000   AEON CREDIT SERVICE COMPANY LIMITED                                                                    39,763
       2,600   AIFUL CORPORATION                                                                                       8,231
      48,880   AMERICAN EXPRESS COMPANY                                                                            1,214,668
      44,403   AMERICREDIT CORPORATION+<<                                                                            564,362
           1   APOLLO INVESTMENT CORPORATION                                                                               6
         462   BANCA ITALEASE SPA                                                                                        986
       1,251   BANCA POPOLARE DELL'ETRURIA E DEL LAZIO                                                                 9,183
       7,122   BRADFORD & BINGLEY PLC                                                                                  2,302
      21,325   CAPITAL ONE FINANCIAL CORPORATION                                                                     521,183
     170,850   CAPITAL SOURCE INCORPORATED<<                                                                         640,688
       9,852   CATTLES PLC                                                                                             1,115
       4,200   CEDYNA FINANCIAL CORPORATION                                                                            9,675
       3,800   CENTURY LEASING SYSTEM INCORPORATED                                                                    35,029
     289,979   CIT GROUP INCORPORATED<<                                                                            1,110,620
      28,594   CREDIT SUISSE GROUP                                                                                 1,283,339
     124,550   DISCOVER FINANCIAL SERVICES                                                                         1,190,698
      17,821   FINANSBANK AS TURKEY                                                                                   59,686
     217,802   FIRST FINANCIAL HOLDING COMPANY LIMITED                                                               147,453
     172,700   FOMENTO ECONOMICO MEXICANO SAB DE CV                                                                  563,779
         700   FUYO GENERAL LEASE COMPANY LIMITED                                                                     14,471
       4,600   HITACHI CAPITAL CORPORATION                                                                            53,834
       4,265   HOLDING DI PARTECIPAZIONI INDUSTRIALI SPA                                                               6,976
       2,700   IBJ LEASING COMPANY LIMITED                                                                            34,400
      53,370   IFCI LIMITED                                                                                           53,856
      71,896   INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED                                                    191,377
       4,261   INTERNATIONAL PERSONAL FINANCE PLC                                                                      5,347
       6,011   IRISH LIFE & PERMANENT PLC                                                                             28,950
       3,340   MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                              92,530
         263   ORIX CORPORATION ADR                                                                                    8,277
      43,568   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                688,374
       9,017   POWER FINANCE CORPORATION LIMITED                                                                      37,425
       3,750   PROMISE COMPANY LIMITED                                                                                50,114
       2,677   PROVIDENT FINANCIAL PLC                                                                                35,331
      24,846   REDECARD SA                                                                                           358,623
         600   RICOH LEASING COMPANY LIMITED                                                                          10,566
      12,802   SAMPO OYJ                                                                                             241,576
       3,677   SAMSUNG CARD COMPANY LIMITED                                                                          140,204
          15   SHINKIN CENTRAL BANK                                                                                   39,808
       7,572   SHRIRAM TRANSPORT FINANCE COMPANY LIMITED                                                              46,718
     118,900   SLM CORPORATION+<<                                                                                    785,929
       8,000   TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                 23,456
     263,069   TRANSCEND INFORMATION INCORPORATED                                                                    173,983
      20,453   TURKIYE HALK BANKASI AS                                                                                79,083
                                                                                                                  10,704,445
                                                                                                            ----------------
NON-FERROUS METALS: 0.00%
       1,200   SUMITOMO TITANIUM CORPORATION                                                                          47,268
                                                                                                            ----------------
OFFICE EQUIPMENT: 0.02%
      40,200   XEROX CORPORATION                                                                                     273,360
                                                                                                            ----------------
OIL & GAS EXPLORATION: 0.02%
       4,802   GRAN TIERRA ENERGY INCORPORATED+                                                                       14,515

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
OIL & GAS EXPLORATION (continued)
       4,855   KAROON GAS AUSTRALIA LIMITED+                                                                $         27,778
      16,285   NEW ZEALAND OIL & GAS LIMITED                                                                          16,809
      20,562   W&T OFFSHORE INCORPORATED<<                                                                           209,732
                                                                                                                     268,834
                                                                                                            ----------------
OIL & GAS EXTRACTION: 5.18%
         845   ABAN OFFSHORE LIMITED                                                                                  16,404
       2,276   ADDAX PETROLEUM CORPORATION                                                                            74,842
       1,122   ADVANTAGE ENERGY                                                                                        4,830
         520   ALTAGAS INCORPORATEDOME TRUST                                                                           7,716
       2,300   AOC HOLDINGS INCORPORATED                                                                              21,373
      15,993   APACHE CORPORATION                                                                                  1,347,570
      20,580   ARENA RESOURCES INCORPORATED+<<                                                                       737,176
       1,441   ARKEMA                                                                                                 39,499
      26,503   ARROW ENERGY NL+                                                                                       79,963
      19,664   ATLAS AMERICA INCORPORATED<<                                                                          362,211
      29,659   ATWOOD OCEANICS INCORPORATED+<<                                                                       784,777
      19,186   AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                              44,679
       2,755   BANKERS PETROLEUM LIMITED+                                                                              5,603
      44,366   BEACH PETROLEUM LIMITED                                                                                28,077
      29,554   BERRY PETROLEUM COMPANY CLASS A<<                                                                     576,894
      89,378   BG GROUP PLC                                                                                        1,642,265
       7,899   BHARAT PETROLEUM CORPORATION LIMITED                                                                   78,224
       1,758   BIRCHCLIFF ENERGY LIMITED+                                                                             10,145
      75,800   BJ SERVICES COMPANY                                                                                 1,185,512
         617   BONAVISTA ENERGY TRUST                                                                                 10,359
         679   BOURBON SA                                                                                             30,270
     500,955   BP PLC                                                                                              4,141,045
       4,750   BURU ENERGY LIMITED+                                                                                      863
       3,651   CAIRN ENERGY PLC+                                                                                     148,665
     107,668   CAIRN INDIA LIMITED+                                                                                  534,051
         425   CALFRAC WELL SERVICES LIMITED                                                                           4,991
      14,127   CANADIAN NATURAL RESOURCES LIMITED                                                                    837,333
       6,188   CANADIAN OIL SANDS TRUST                                                                              158,703
      15,400   CARRIZO OIL & GAS INCORPORATED+<<                                                                     328,790
       2,189   CASTROL INDIA LIMITED                                                                                  15,689
      27,654   CHESAPEAKE ENERGY CORPORATION                                                                         626,640
   1,332,000   CHINA PETROLEUM & CHEMICAL CORPORATION                                                              1,087,880
         364   CIA ESPANOLA DE PETROLEOS SA                                                                           14,718
      21,057   CIMAREX ENERGY COMPANY                                                                                686,879
      80,000   CNPC (HONG KONG) LIMITED                                                                               56,313
      37,987   COMPLETE PRODUCTION SERVICES INCORPORATED+                                                            268,948
       1,801   COMPTON PETROLEUM CORPORATION+                                                                          2,441
      10,309   COMSTOCK RESOURCES INCORPORATED+                                                                      410,607
       3,414   CONNACHER OIL & GAS LIMITED+                                                                            3,409
       7,100   CONTINENTAL RESOURCES INCORPORATED+<<                                                                 210,231
       1,363   CORRIDOR RESOURCES INCORPORATED+                                                                        2,672
      30,000   COSMO OIL COMPANY LIMITED                                                                             109,348
       1,765   CRESCENT POINT ENERGY TRUST                                                                            51,523
         839   CREW ENERGY INCORPORATED+                                                                               4,611
       1,982   DANA PETROLEUM PLC+                                                                                    42,512
      53,373   DENBURY RESOURCES INCORPORATED+                                                                       917,482
      19,705   DEVON ENERGY CORPORATION                                                                            1,246,144
       3,919   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                              330,293
      11,000   DNO ASA                                                                                                14,373
       3,983   DRAGON OIL PLC+                                                                                        20,896
      19,971   ENCANA CORPORATION                                                                                  1,097,559
     671,000   ENERGI MEGA PERSADA                                                                                    30,815
       2,124   ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                  42,090
      25,459   ENERGY WORLD CORPORATION LIMITED+                                                                      13,623
       1,978   ENERPLUS RESOURCES                                                                                     46,581
       9,439   ENI SPA<<                                                                                             457,603

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
OIL & GAS EXTRACTION (continued)
      32,142   ENSCO INTERNATIONAL INCORPORATED                                                             $      1,250,002
       2,878   ENSIGN ENERGY SERVICES INCORPORATED                                                                    43,786
      15,748   EOG RESOURCES INCORPORATED                                                                          1,152,596
      29,445   EQT CORPORATION                                                                                     1,098,593
      79,098   ESSAR OIL LIMITED                                                                                     278,821
      26,300   ESSO THAILAND PCL                                                                                       4,774
       1,784   ESTABLISSEMENTS MAUREL ET PROM                                                                         31,159
       1,661   FAIRBORNE ENERGY LIMITED+                                                                               6,938
      22,331   FOREST OIL CORPORATION+<<                                                                             424,512
         700   FRED OLSEN ENERGY ASA                                                                                  25,360
       1,079   GALLEON ENERGY INCORPORATED A+                                                                          5,011
       5,401   GALP ENERGIA SGPS SA                                                                                   85,361
     252,786   GAZPROM ADR<<                                                                                       5,851,996
      56,130   GLOBAL INDUSTRIES LIMITED+<<                                                                          392,910
      14,869   GOODRICH PETROLEUM CORPORATION+<<                                                                     397,300
       5,054   GRUPA LOTOS SA+                                                                                        30,121
           1   HALLIBURTON COMPANY                                                                                        21
         932   HARVEST ENERGY TRUST                                                                                    5,805
      63,205   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                            711,056
       2,590   HELLENIC PETROLEUM SA                                                                                  26,112
      20,887   HELMERICH & PAYNE INCORPORATED<<                                                                      730,418
      66,628   HERCULES OFFSHORE INCORPORATED+                                                                       309,154
         983   HIGHPINE OIL & GAS LIMITED+                                                                             4,259
     198,188   HONG KONG & CHINA GAS COMPANY LIMITED                                                                 402,692
      61,794   HORIZON OIL LIMITED+                                                                                    9,014
       6,600   HUSKY ENERGY INCORPORATED                                                                             202,579
       1,100   IDEMITSU KOSAN COMPANY LIMITED                                                                         91,712
       8,612   INDIAN OIL CORPORATION LIMITED                                                                        111,783
       1,600   JAPAN PETROLEUM EXPLORATION COMPANY                                                                    82,748
       8,325   JOHN WOOD GROUP PLC                                                                                    38,297
      67,123   KEY ENERGY SERVICES INCORPORATED+                                                                     432,943
      46,278   LUKOIL ADR<<                                                                                        2,441,165
       5,408   LUNDIN PETROLEUM AB+                                                                                   48,384
         303   MAJOR DRILLING GROUP INTERNATIONAL                                                                      4,829
       9,088   MANGALORE REFINERY & PETROCHEMICALS LIMITED                                                            14,719
      66,298   MARINER ENERGY INCORPORATED+<<                                                                        958,669
     174,000   MEDCO ENERGI INTERNASIONAL TBK PT                                                                      55,981
       4,027   MOL HUNGARIAN OIL & GAS PLC                                                                           251,982
       2,609   NESTE OIL OYJ LIMITED                                                                                  40,353
      34,047   NEWFIELD EXPLORATION COMPANY+                                                                       1,229,778
      13,900   NEXEN INCORPORATED                                                                                    340,577
      14,594   NEXUS ENERGY LIMITED+                                                                                   6,195
       1,092   NIKO RESOURCES LIMITED                                                                                 76,528
      42,500   NIPPON MINING HOLDINGS INCORPORATED                                                                   242,080
      72,000   NIPPON OIL CORPORATION                                                                                439,950
      10,503   NOBLE ENERGY INCORPORATED                                                                             624,718
      18,267   NORSK HYDRO ASA                                                                                        98,862
       1,005   NUVISTA ENERGY LIMITED+                                                                                 9,758
      38,162   OCCIDENTAL PETROLEUM CORPORATION                                                                    2,561,052
      12,348   OCEANEERING INTERNATIONAL INCORPORATED+                                                               634,934
       2,300   OGX PETROLEO E GAS PARTICIPACOES SA+                                                                1,139,129
      30,106   OIL & NATURAL GAS CORPORATION LIMITED                                                                 750,919
      37,539   OIL REFINERIES LIMITED                                                                                 13,444
      42,494   OIL SEARCH LIMITED                                                                                    186,787
       3,636   OILEXCO INCORPORATED+                                                                                     266
       3,853   OMV AG                                                                                                157,837
       2,891   OPTI CANADA INCORPORATED+                                                                               8,686
      41,384   ORIGIN ENERGY LIMITED                                                                                 493,115
       3,013   PACIFIC RUBIALES ENERGY CORPORATION+                                                                   19,953
      39,392   PATTERSON-UTI ENERGY INCORPORATED                                                                     564,881
       2,004   PENGROWTH ENERGY TRUST                                                                                 17,438
       4,255   PENN WEST ENERGY TRUST                                                                                 59,513
      12,600   PETRO-CANADA                                                                                          548,202

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
OIL & GAS EXTRACTION (continued)
       1,832   PETROBANK ENERGY & RESOURCES LIMITED+                                                        $         61,165
   1,708,000   PETROCHINA COMPANY LIMITED                                                                          1,983,904
       6,542   PETROFAC LIMITED                                                                                       70,242
     181,862   PETROLEO BRASILEIRO SA                                                                              4,011,390
       2,756   PETROLEUM GEO-SERVICES ASA+                                                                            17,903
         823   PEYTO ENERGY TRUST                                                                                      8,209
         910   PRECISION DRILLING TRUST                                                                                5,328
       3,164   PREMIER OIL PLC+                                                                                       58,505
      37,814   PRIDE INTERNATIONAL INCORPORATED+                                                                     915,855
       4,172   PROEX ENERGY LIMITED                                                                                   40,815
       4,700   PROSAFE ASA                                                                                            24,114
       4,255   PROVIDENT ENERGY TRUST                                                                                 21,748
     102,181   PTT AROMATICS & REFINING PCL                                                                           59,521
          91   PTT AROMATICS & REFINING PCL (FOREIGN)                                                                     38
      79,200   PTT EXPLORATION & PRODUCTION PCL                                                                      303,361
      33,200   PTT PCL                                                                                               214,312
      31,800   PTT PCL (FOREIGN)                                                                                     190,930
      63,645   QUICKSILVER RESOURCES INCORPORATED+<<                                                                 716,006
      35,023   RANGE RESOURCES CORPORATION                                                                         1,606,155
       2,557   REAL RESOURCES INCORPORATED+                                                                           26,630
      20,752   REPSOL YPF SA                                                                                         467,390
       8,115   ROC OIL COMPANY LIMITED+                                                                                4,053
      72,773   ROYAL DUTCH SHELL PLC CLASS B                                                                       1,985,374
       6,205   SAIPEM SPA                                                                                            159,669
      59,167   SANDRIDGE ENERGY INCORPORATED+                                                                        644,329
      37,610   SANTOS LIMITED                                                                                        441,917
      44,700   SAPURACREST PETROLEUM BHD                                                                              18,802
       6,286   SARAS SPA                                                                                              18,714
         839   SAVANNA ENERGY SERVICES CORPORATION                                                                     4,649
      76,200   SCHLUMBERGER LIMITED                                                                                4,360,926
      10,146   SEACOR HOLDINGS INCORPORATED+                                                                         775,256
       9,200   SHOWA SHELL SEKIYU KK                                                                                  90,709
      37,431   SNAM RETE GAS SPA                                                                                     162,240
         834   SOCO INTERNATIONAL+                                                                                    17,596
      21,049   SOUTHWESTERN ENERGY COMPANY+<<                                                                        915,000
      29,100   STONE ENERGY CORPORATION+                                                                             245,895
         846   STORM EXPLORATION INCORPORATED+                                                                        10,438
      17,787   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                410,168
       2,052   SUPERIOR PLUS CORPORATION                                                                              22,235
      67,936   SURGUTNEFTEGAZ                                                                                        220,792
     196,222   SURGUTNEFTEGAZ ADR<<                                                                                1,648,265
      23,375   SWIFT ENERGY COMPANY+                                                                                 384,051
      26,300   TALISMAN ENERGY INCORPORATED                                                                          426,630
       2,879   TECHNIP SA                                                                                            142,788
         501   TESCO CORPORATION+                                                                                      4,084
      13,130   TIDEWATER INCORPORATED                                                                                625,907
      13,000   TONENGENERAL SEKIYU KK                                                                                136,336
      56,085   TOTAL SA                                                                                            3,235,631
      20,068   TRANSOCEAN LIMITED+                                                                                 1,595,005
       1,946   TRICAN WELL SERVICE LIMITED                                                                            17,272
       2,600   TRINIDAD DRILLING LIMITED                                                                              13,455
      20,939   TULLOW OIL PLC                                                                                        338,732
      34,485   ULTRA PETROLEUM CORPORATION+                                                                        1,561,481
       7,531   UTS ENERGY CORPORATION+                                                                                10,968
       3,585   VENTURE PRODUCTION PLC                                                                                 46,806
         485   VERMILION ENERGY TRUST                                                                                 14,349
      41,325   WEATHERFORD INTERNATIONAL LIMITED+                                                                    855,428
       1,617   WESTERNZAGROS RESOURCES LIMITED+                                                                        2,370
      11,309   WHITING PETROLEUM CORPORATION+                                                                        529,940
      21,692   WOODSIDE PETROLEUM LIMITED                                                                            757,811
                                                                                                                  82,992,819
                                                                                                            ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
OIL FIELD SERVICES: 0.00%
       1,730   FUGRO NV                                                                                     $         72,166
                                                                                                            ----------------
OIL SERVICES: 0.00%
         225   SCHOELLER-BLECKMANN OILFIELD EQUIPMENT AG                                                               8,389
                                                                                                            ----------------
PAPER & ALLIED PRODUCTS: 0.59%
       1,791   AHLSTROM OYJ                                                                                           16,014
      25,270   BEMIS COMPANY INCORPORATED                                                                            634,024
      10,000   C C LAND HOLDINGS LIMITED                                                                               5,617
       4,000   CHUETSU PULP & PAPER COMPANY LIMITED                                                                   11,348
         147   CLEARWATER PAPER CORPORATION+                                                                           3,477
       8,493   COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA                                                       220,680
       2,817   CORPORATE EXPRESS AUSTRALIA LIMITED                                                                     7,380
       6,000   DAIO PAPER CORPORATION                                                                                 54,705
     371,910   DOMTAR CORPORATION+                                                                                   423,977
       4,990   DS SMITH PLC                                                                                            5,927
       5,355   GREIF INCORPORATED CLASS A                                                                            258,754
       5,000   HOKUETSU PAPER MILLS LIMITED                                                                           22,504
       1,100   HOLMEN AB CLASS B                                                                                      27,395
     186,000   INDAH KIAT PULP AND PAPER CORPORATION TBK PT+                                                          30,395
     109,500   INTERNATIONAL PAPER COMPANY                                                                         1,573,515
      19,916   KIMBERLY-CLARK CORPORATION                                                                          1,033,441
      12,000   LEE & MAN PAPER MANUFACTURING LIMITED                                                                  13,066
         155   MAYR-MELNHOF KARTON AG                                                                                 13,631
      41,100   MEADWESTVACO CORPORATION                                                                              656,367
      15,000   MITSUBISHI PAPER MILLS LIMITED                                                                         22,465
       8,347   MONDI PLC                                                                                              29,447
         682   MONDI SWIECIE SA                                                                                       10,102
      57,000   NINE DRAGONS PAPER HOLDINGS LIMITED                                                                    41,894
       5,900   NIPPON PAPER GROUP INCORPORATED                                                                       167,187
         500   NORSKE SKOGINDUSTRIER ASA                                                                                 986
      56,636   OFFICEMAX INCORPORATED                                                                                467,247
      47,000   OJI PAPER COMPANY LIMITED                                                                             218,879
      26,088   PACKAGING CORPORATION OF AMERICA                                                                      420,539
      33,200   PACTIV CORPORATION+                                                                                   743,680
      16,239   PAPERLINX LIMITED                                                                                       7,113
      12,000   RENGO COMPANY LIMITED                                                                                  66,108
      38,357   SAPPI LIMITED                                                                                         132,708
       1,521   SMURFIT KAPPA GROUP PLC                                                                                 8,638
         558   SOCIETE BIC SA                                                                                         30,641
      24,997   SONOCO PRODUCTS COMPANY                                                                               608,927
      12,900   STORA ENSO OYJ                                                                                         77,710
       1,000   SVENSKA CELLULOSA AB CLASS A                                                                           11,432
      14,600   SVENSKA CELLULOSA AB CLASS B                                                                          169,386
      67,400   TEMPLE-INLAND INCORPORATED                                                                            861,372
      12,576   UPM-KYMMENE OYJ                                                                                       118,282
      37,330   WAUSAU PAPER CORPORATION                                                                              270,269
      80,580   YUEN FOONG YU PAPER MANUFACTURING COMPANY LIMITED                                                      30,676
                                                                                                                   9,527,905
                                                                                                            ----------------
PERSONAL SERVICES: 0.27%
      34,600   CINTAS CORPORATION                                                                                    805,834
      87,511   H & R BLOCK INCORPORATED                                                                            1,277,661
       3,350   PANTALOON RETAIL INDIA LIMITED                                                                         22,152
      31,998   REGIS CORPORATION                                                                                     560,925
      62,815   SALLY BEAUTY HOLDINGS INCORPORATED+<<                                                                 446,615
     191,843   SERVICE CORPORATION INTERNATIONAL US                                                                1,026,360
         400   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                              9,372
       9,146   WORLEYPARSONS LIMITED                                                                                 167,255
                                                                                                                   4,316,174
                                                                                                            ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.75%
      59,238   POLISH OIL & GAS                                                                             $         70,660
      49,704   ASHLAND INCORPORATED                                                                                1,332,067
       5,728   CALTEX AUSTRALIA LIMITED                                                                               55,198
      94,723   CHEVRON CORPORATION                                                                                 6,315,182
      96,000   CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H                                                    144,426
     712,000   CNOOC LIMITED                                                                                         953,033
         689   COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+                                                         12,195
      64,939   CONOCOPHILLIPS                                                                                      2,976,804
      46,567   ENI SPA                                                                                             1,129,873
         890   ERG SPA                                                                                                13,514
     236,531   EXXON MOBIL CORPORATION                                                                            16,403,425
     153,000   FORMOSA PETROCHEMICAL CORPORATION                                                                     387,160
      53,700   FRONTIER OIL CORPORATION                                                                              938,139
      18,874   HESS CORPORATION                                                                                    1,256,820
      12,470   HINDUSTAN PETROLEUM CORPORATION LIMITED                                                                96,516
      23,572   HOLLY CORPORATION                                                                                     570,207
       6,900   IMPERIAL OIL LIMITED                                                                                  280,487
          44   INPEX HOLDINGS INCORPORATED                                                                           357,302
         564   INTEROIL CORPORATION+                                                                                  20,186
      33,961   MARATHON OIL CORPORATION                                                                            1,082,669
         681   MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                                8,768
      11,627   MURPHY OIL CORPORATION                                                                                686,109
       9,695   PETROL OFISI+                                                                                          32,313
     113,000   PETRON CORPORATION                                                                                     14,440
      45,300   PETRONAS DAGANGAN BHD                                                                                 103,104
       1,567   PETROPLUS HOLDINGS AG+                                                                                 31,153
      22,733   POLSKI KONCERN NAFTOWY ORLEN SA                                                                       207,628
       1,096   PRZEDSIEBIORSTWO EKSPORTU I IMPORTU KOPEX SA                                                            6,532
      69,185   RELIANCE PETROLEUM LIMITED+                                                                           213,003
      94,558   ROYAL DUTCH SHELL PLC CLASS A                                                                       2,558,695
       5,636   S-OIL CORPORATION                                                                                     260,274
       3,340   SBM OFFSHORE NV                                                                                        56,547
       6,448   SEADRILL LIMITED                                                                                       95,075
      14,200   SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                        44,292
      10,000   SINGAPORE PETROLEUM COMPANY LIMITED                                                                    42,466
       3,247   SK CORPORATION                                                                                        282,477
       6,192   SK ENERGY COMPANY LIMITED                                                                             527,860
      27,975   STATOIL ASA                                                                                           590,822
      24,900   SUNCOR ENERGY INCORPORATED                                                                            872,384
      30,638   SUNOCO INCORPORATED                                                                                   932,314
      34,811   TESORO CORPORATION                                                                                    589,698
      37,200   THAI OIL PCL                                                                                           44,182
      23,000   TOHO GAS COMPANY LIMITED                                                                               94,194
       8,998   TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                 112,159
      23,351   VALERO ENERGY CORPORATION                                                                             522,362
      15,784   WORLD FUEL SERVICES CORPORATION<<                                                                     669,873
                                                                                                                  43,994,587
                                                                                                            ----------------
PHARMACEUTICALS: 0.05%
      22,585   AUXILIUM PHARMACEUTICALS INCORPORATED+<<                                                              529,167
       1,037   LABORATORIOS ALMIRALL SA                                                                               12,723
      27,351   SAVIENT PHARMACEUTICALS INCORPORATED+                                                                 173,679
                                                                                                                     715,569
                                                                                                            ----------------
PIPELINES: 0.04%
      17,611   APA GROUP                                                                                              39,057
      64,000   CHINA GAS HOLDINGS LIMITED                                                                             15,500
      21,707   IBERDROLA RENOVABLES                                                                                  107,519
       1,727   INTER PIPELINE                                                                                         13,810
       1,032   PEMBINA PIPELINE                                                                                       13,243

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
PIPELINES (continued)
      16,100   TRANSCANADA CORPORATION                                                                      $        477,507
                                                                                                                     666,636
                                                                                                            ----------------
PRIMARY METAL INDUSTRIES: 1.38%
       4,000   AICHI STEEL CORPORATION                                                                                15,869
      57,841   AK STEEL HOLDING CORPORATION                                                                          827,126
      43,665   ALCOA INCORPORATED                                                                                    402,591
      23,059   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                 816,519
     294,000   ALUMINUM CORPORATION OF CHINA LIMITED                                                                 286,622
      17,505   AQUARIUS PLATINUM LIMITED                                                                              85,906
      31,298   ASHOK LEYLAND LIMITED                                                                                  21,676
         773   BOSCH LIMITED                                                                                          55,074
       6,717   CAP SA                                                                                                151,830
     742,856   CHINA STEEL CORPORATION                                                                               637,904
       2,600   CHUBU STEEL PLATE COMPANY LIMITED                                                                      17,791
      66,203   CHUNG HUNG STEEL CORPORATION                                                                           28,527
      31,039   CIA SIDERURGICA NACIONAL SA                                                                           760,831
      36,231   COMMSCOPE INCORPORATED+<<                                                                             950,701
      23,779   CURTISS-WRIGHT CORPORATION                                                                            696,249
       3,623   DONGKUK STEEL MILL COMPANY LIMITED                                                                     86,175
         164   EL EZZ ALDEKHELA STEEL ALEXANDRIA                                                                      19,759
      15,612   EL EZZ STEEL COMPANY                                                                                   29,991
      45,649   EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                 127,431
       5,350   EXXARO RESOURCES LIMITED                                                                               54,104
      38,690   FENG HSIN IRON & STEEL COMPANY                                                                         61,867
      27,447   GENERAL CABLE CORPORATION+<<                                                                        1,049,573
       3,268   GERDAU AMERISTEEL CORPORATION                                                                          21,672
      30,862   GERDAU SA                                                                                             247,354
       7,000   GODO STEEL LIMITED                                                                                     22,454
       1,593   HIGHVELD STEEL AND VANADIUM CORPORATION LIMITED                                                        12,662
       8,000   HITACHI METALS LIMITED                                                                                 74,798
      12,423   HUBBELL INCORPORATED CLASS B                                                                          412,568
       4,269   HYUNDAI STEEL COMPANY                                                                                 206,611
      27,100   JFE HOLDINGS INCORPORATED                                                                             908,835
      76,899   JSC MMC NORILSK NICKEL ADR                                                                            874,342
       9,233   JSW STEEL LIMITED                                                                                     109,325
      11,617   KAISER ALUMINUM CORPORATION                                                                           360,940
      24,000   KURIMOTO LIMITED                                                                                       22,777
         700   KYOEI STEEL LIMITED                                                                                    18,949
         903   LINDAB INTERNATIONAL AB                                                                                 8,313
       3,600   MARUICHI STEEL TUBE LIMITED                                                                            68,839
      17,451   MATTHEWS INTERNATIONAL CORPORATION                                                                    498,226
      65,000   MIDAS HOLDINGS LIMITED                                                                                 30,485
      10,000   MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                         24,298
      14,373   MITTAL STEEL SOUTH AFRICA LIMITED                                                                     172,685
      27,632   MUELLER INDUSTRIES INCORPORATED                                                                       607,075
       1,152   MYTILINEOS HOLDINGS SA                                                                                  8,536
      14,000   NAKAYAMA STEEL WORKS LIMITED                                                                           32,673
   5,418,300   NAKORNTHAI STRIP MILL PCL+                                                                             25,268
      19,000   NIPPON METAL INDUSTRY COMPANY LIMITED                                                                  39,664
     299,000   NIPPON STEEL CORPORATION                                                                            1,149,285
       4,500   NIPPON YAKIN KOGYO COMPANY LIMITED                                                                     19,603
      21,000   NSK LIMITED                                                                                           101,245
      17,500   NUCOR CORPORATION                                                                                     768,425
      51,723   ONESTEEL LIMITED                                                                                      113,572
      33,800   PARKSON HOLDINGS BHD                                                                                   50,539
      39,075   POLIMEX MOSTOSTAL SA                                                                                   41,532
       5,781   POSCO                                                                                               1,935,481
       8,583   PRECISION CASTPARTS CORPORATION                                                                       708,698
       2,052   RAUTARUUKKI OYJ                                                                                        46,527
      12,684   RTI INTERNATIONAL METALS INCORPORATED+                                                                181,508
       9,000   SANYO SPECIAL STEEL COMPANY LIMITED                                                                    37,914

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
PRIMARY METAL INDUSTRIES (continued)
      11,680   SCHNITZER STEEL INDUSTRY                                                                     $        637,027
     126,000   SHOUGANG CONCORD INTERNATIONAL ENTERPRISES COMPANY LIMITED                                             22,436
      83,114   STEEL AUTHORITY OF INDIA LIMITED                                                                      306,867
      46,290   STEEL DYNAMICS INCORPORATED                                                                           691,573
      33,792   TATA STEEL LIMITED                                                                                    292,652
      12,655   TENARIS SA                                                                                            196,322
       8,590   THYSSENKRUPP AG                                                                                       219,716
         684   TIMMINCO LIMITED+                                                                                         940
      27,229   TITANIUM METALS CORPORATION<<                                                                         252,141
       6,000   TOHO ZINC COMPANY LIMITED                                                                              25,343
       1,800   TOPRE CORPORATION                                                                                      14,543
       9,000   TOPY INDUSTRIES LIMITED                                                                                15,672
      56,000   TUNG HO STEEL ENTERPRISE CORPORATION                                                                   59,128
      35,807   UNITED STATES STEEL CORPORATION<<                                                                   1,220,303
      10,094   USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                188,070
       7,024   WELSPUN-GUJARAT STAHL LIMITED                                                                          25,459
      47,989   WORTHINGTON INDUSTRIES<<                                                                              671,366
       2,500   YAMATO KOGYO COMPANY LIMITED                                                                           67,877
       6,000   YODOGAWA STEEL WORKS LIMITED                                                                           31,493
         600   YUSHIRO CHEMICAL INDUSTRY COMPANY LIMITED                                                               5,755
                                                                                                                  22,092,477
                                                                                                            ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.63%
       6,597   AGGREKO PLC                                                                                            62,851
      35,140   AMERICAN GREETINGS CORPORATION CLASS A                                                                240,709
     152,243   CBS CORPORATION CLASS B                                                                             1,123,553
       5,850   COMPAGNIE INDUSTRIALI RIUNITE                                                                           9,195
      31,000   DAI NIPPON PRINTING COMPANY LIMITED                                                                   399,210
       1,978   DE LA RUE PLC                                                                                          26,575
     171,418   GANNETT COMPANY INCORPORATED                                                                          817,664
      32,079   HARTE HANKS INCORPORATED                                                                              270,426
      29,330   HAYS PLC                                                                                               39,206
         783   HEIDELBERGER DRUCKMASCHINEN AG                                                                          5,535
       4,209   INTERTEK GROUP PLC                                                                                     71,789
      26,235   JOHN WILEY & SONS INCORPORATED                                                                        829,288
       2,905   JOHNSTON PRESS PLC                                                                                      1,145
         600   KADOKAWA GROUP HOLDINGS INCORPORATED                                                                   12,613
       4,000   KOMORI CORPORATION                                                                                     48,441
      27,295   MEREDITH CORPORATION                                                                                  735,873
      38,461   MSCI INCORPORATED+                                                                                    818,065
      21,839   NASPERS LIMITED                                                                                       525,376
      86,368   NEW YORK TIMES COMPANY CLASS A<<                                                                      570,029
       2,000   NICHII GAKKAN COMPANY                                                                                  16,990
       1,600   NISSHA PRINTING COMPANY LIMITED                                                                        66,645
       3,471   PAGESJAUNES SA                                                                                         42,234
      20,779   PEARSON PLC                                                                                           221,293
       1,137   PROMOTORA DE INFORMACIONES SA                                                                           4,526
      18,608   PUBLISHING & BROADCASTING LIMITED                                                                      34,561
         541   QUEBECOR INCORPORATED                                                                                   9,480
       2,518   RANDSTAD HOLDINGS NV                                                                                   77,727
      52,200   RR DONNELLEY & SONS COMPANY                                                                           703,656
         600   SCHIBSTED ASA                                                                                           7,528
      12,654   SERCO GROUP PLC                                                                                        82,854
       7,526   SEVEN NETWORK LIMITED                                                                                  33,411
      83,000   SINGAPORE PRESS HOLDINGS LIMITED                                                                      170,686
      33,600   STAR PUBLICATIONS LIMITED                                                                              30,384
         503   TELEGRAAF MEDIA GROEP NV                                                                                9,104
       4,800   THOMSON CORPORATION                                                                                   146,539
      30,000   TOPPAN PRINTING COMPANY LIMITED                                                                       270,991
       1,036   TORSTAR CORPORATION                                                                                     4,745
       1,052   TRANSCONTINENTAL INCORPORATED                                                                           7,468
      21,026   VISTAPRINT LIMITED+<<                                                                                 805,086

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
       1,317   WASHINGTON POST COMPANY CLASS B                                                              $        474,120
       8,902   WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                             28,785
       7,423   WOLTERS KLUWER NV                                                                                     141,639
       5,714   YELLOW PAGES INCOME FUND                                                                               29,676
                                                                                                                  10,027,671
                                                                                                            ----------------
RAILROAD TRANSPORTATION: 0.43%
      78,069   ALL AMERICA LATINA LOGISTICA                                                                           73,403
      12,400   CANADIAN NATIONAL RAILWAY COMPANY                                                                     533,708
       4,400   CANADIAN PACIFIC RAILWAY LIMITED                                                                      178,942
          89   CENTRAL JAPAN RAILWAY COMPANY                                                                         568,949
     308,000   CHINA RAILWAY GROUP LIMITED CLASS H+                                                                  257,423
      19,000   EAST JAPAN RAILWAY COMPANY                                                                          1,134,388
      17,556   GENESEE & WYOMING INCORPORATED+                                                                       507,720
       6,769   GROUPE EUROTUNNEL SA                                                                                   36,888
      60,000   HANKYU HANSHIN HOLDINGS INCORPORATED                                                                  294,521
      21,928   KANSAS CITY SOUTHERN+<<                                                                               361,593
      27,000   KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                               113,676
      23,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                       177,023
      27,000   KEIO CORPORATION                                                                                      160,787
      15,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                                78,924
      80,000   KINTETSU CORPORATION                                                                                  359,046
      59,692   MTR CORPORATION LIMITED                                                                               189,949
      42,000   NAGOYA RAILROAD COMPANY LIMITED                                                                       132,419
      24,000   NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                               107,999
      19,000   NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                  71,917
      17,100   NORFOLK SOUTHERN CORPORATION                                                                          636,120
      28,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                               240,911
      17,000   SAGAMI RAILWAY COMPANY LIMITED                                                                         71,694
      41,000   TOBU RAILWAY COMPANY LIMITED                                                                          223,961
     129,250   WAN HAI LINES LIMITED                                                                                  72,628
          94   WEST JAPAN RAILWAY COMPANY                                                                            308,132
                                                                                                                   6,892,721
                                                                                                            ----------------
REAL ESTATE: 1.10%
         433   AAREAL BANK AG                                                                                          4,918
      17,595   ABACUS PROPERTY GROUP                                                                                   4,828
       3,600   AEON MALL COMPANY LIMITED                                                                              61,544
      66,000   AGILE PROPERTY HOLDINGS LIMITED                                                                        82,210
      18,000   ALLGREEN PROPERTIES LIMITED                                                                            13,017
      87,153   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                     823,597
      17,000   ASCENDAS INDIA TRUST                                                                                    8,239
         200   ATRIUM COMPANY LIMITED                                                                                    345
       1,011   ATRIUM LJUNGBERG AB                                                                                     7,394
      10,515   AUSTRALAND PROPERTY GROUP                                                                               3,471
      17,805   BABCOCK & BROWN JAPAN PROPERTY TRUST                                                                    5,240
         276   BEFIMMO SCA SICAFI                                                                                     24,248
      22,797   BRITISH LAND COMPANY PLC                                                                              144,122
       5,214   BRIXTON PLC                                                                                             5,762
      40,600   BROOKFIELD PROPERTIES CORPORATION                                                                     305,313
       2,000   BUKIT SEMBAWANG ESTATES LIMITED                                                                         4,806
       5,609   BUNNINGS WAREHOUSE PROPERTY TRUST                                                                       7,838
       1,016   CA IMMOBILIEN ANLAGEN AG+                                                                               8,706
      27,000   CAPITACOMMERICAL TRUST                                                                                 21,295
     116,500   CAPITALAND LIMITED                                                                                    310,447
       3,300   CASTELLUM AB                                                                                           22,207
     102,000   CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                         48,209
      13,000   CDL HOSPITALITY TRUSTS                                                                                  7,151
      53,000   CENTRAL PATTANA PCL                                                                                    25,774
      24,714   CENTRO PROPERTIES GROUP                                                                                 1,766

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
REAL ESTATE (continued)
      35,798   CENTRO RETAIL GROUP                                                                          $          2,477
      63,275   CFS RETAIL PROPERTY TRUST                                                                              83,680
      76,589   CHAMPION REIT                                                                                          26,464
       6,350   CHARTER HALL GROUP                                                                                      2,205
      69,000   CHEUNG KONG HOLDINGS LIMITED                                                                          859,772
     190,480   CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                              407,813
      82,000   CHINA RESOURCES LAND LIMITED                                                                          193,059
          80   CHINA VANKE COMPANY LIMITED CLASS B                                                                       101
      43,696   CHINESE ESTATES HOLDINGS LIMITED                                                                       67,362
      20,000   CITY DEVELOPMENTS LIMITED                                                                             132,065
       3,570   CITYCON OYJ                                                                                             8,981
      73,698   COMMONWEALTH PROPERTY OFFICE FUND                                                                      48,047
       1,137   CONWERT IMMOBILIEN INVEST SE+                                                                           9,631
     239,000   COUNTRY GARDEN HOLDINGS COMPANY LIMITED                                                               117,138
      19,063   CROMWELL GROUP                                                                                          9,068
           5   DA OFFICE INVESTMENT CORPORATION                                                                        9,525
       5,400   DAIBIRU CORPORATION                                                                                    45,339
       7,000   DAIKYO INCORPORATED                                                                                    11,491
       4,100   DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                              186,069
     153,350   DB RREEF TRUST                                                                                         94,384
       2,531   DERWENT VALLEY HOLDINGS PLC                                                                            34,673
      58,654   DLF LIMITED                                                                                           510,118
      11,760   ECHO INVESTMENT                                                                                        10,916
         665   EUROCOMMERCIAL PROPERTIES NV                                                                           21,436
       2,000   FABEGE AB                                                                                               9,050
      38,950   FAR EAST CONSORTIUM                                                                                     9,070
      20,000   FARGLORY LAND DEVELOPMENT COMPANY LIMITED                                                              55,781
         681   FIRST CAPITAL REALTY INCORPORATED                                                                      10,367
      37,446   FIRST INDUSTRIAL REALTY TRUST INCORPORATED<<                                                          150,907
       9,279   FKP PROPERTY GROUP                                                                                      6,146
         447   FONCIERE DES REGIONS                                                                                   33,913
      18,111   FORESTAR REAL ESTATE GROUP INCORPORATED+                                                              220,230
     138,000   FRANSHION PROPERTIES CHINA LIMITED                                                                     51,961
           7   FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                            38,086
       4,376   GAZIT GLOBE LIMITED                                                                                    23,624
         481   GECINA SA                                                                                              39,536
     158,600   GENTING INTERNATIONAL PLC+                                                                             80,159
           4   GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                          26,792
         750   GOLDCREST COMPANY LIMITED                                                                              19,045
     273,900   GOLDEN LAND PROPERTY PCL                                                                               22,387
     335,064   GPT GROUP                                                                                             138,159
      10,236   GREAT EAGLE HOLDINGS LIMITED                                                                           21,448
       4,114   GREAT PORTLAND ESTATES PLC                                                                             20,664
      12,000   GREENTOWN CHINA HOLDINGS LIMITED                                                                       13,133
      78,800   GUANGZHOU R&F PROPERTIES                                                                              181,608
      14,666   GUOCOLAND LIMITED                                                                                      18,483
      30,401   HAMMERSON PLC                                                                                         144,729
      40,000   HANG LUNG GROUP LIMITED                                                                               182,802
      87,000   HANG LUNG PROPERTIES LIMITED                                                                          297,018
      27,000   HATTERAS FINANCIAL CORPORATION<<                                                                      672,840
       6,500   HEIWA REAL ESTATE COMPANY LIMITED                                                                      19,106
         945   HELIOPOLIS HOUSING                                                                                      5,330
      18,000   HENDERSON INVESTMENTS LIMITED                                                                           1,429
      48,762   HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                            297,442
      56,000   HONGKONG LAND HOLDINGS LIMITED                                                                        194,880
      30,000   HOPEWELL HOLDINGS                                                                                      92,686
      26,000   HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                    38,247
       6,000   HOTEL PROPERTIES LIMITED                                                                                7,417
      14,560   HOUSING DEVELOPMENT & INFRASTRUCTURE LIMITED                                                           88,669
      25,830   HYSAN DEVELOPMENT COMPANY LIMITED                                                                      60,043
         431   ICADE                                                                                                  36,527
      56,200   IGB CORPORATION BHD                                                                                    26,432
       6,108   IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                        15,090

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
REAL ESTATE (continued)
       6,839   IMMOFINANZ IMMOBILIEN ANLAGEN AG                                                             $         13,004
      12,510   INDIABULLS REAL ESTATE LIMITED                                                                         66,618
      43,055   ING INDUSTRIAL FUND                                                                                     8,657
      63,600   ING OFFICE FUND                                                                                        29,251
      23,267   ING PROPERTY TRUST                                                                                      8,534
         855   IRSA INVERSIONES Y REPRESENTACIONES SA ADR<<                                                            3,848
       1,008   IVG IMMOBILIEN AG                                                                                       7,339
           6   JAPAN EXCELLENT INCORPORATED                                                                           24,060
           6   JAPAN LOGISTICS FUND INCORPORATED                                                                      37,060
         300   JOINT CORPORATION                                                                                         679
      25,735   JONES LANG LASALLE INCORPORATED<<                                                                     902,012
           6   KENEDIX REALTY INVESTMENT                                                                              16,008
      19,000   KEPPEL LAND LIMITED                                                                                    32,645
      26,053   KERRY PROPERTIES LIMITED                                                                              111,970
      21,882   KIWI INCOME PROPERTY TRUST                                                                             12,949
       2,118   KLEPIERRE                                                                                              53,963
      12,000   KOWLOON DEVELOPMENT COMPANY LIMITED                                                                    10,451
       3,102   KUNGSLEDEN                                                                                             16,677
      18,000   KWG PROPERTY HOLDING LIMITED                                                                           10,882
      20,406   LAND SECURITIES GROUP PLC                                                                             161,331
      18,496   LEND LEASE CORPORATION LIMITED                                                                        103,484
       5,700   LEOPALACE21 CORPORATION                                                                                50,440
       8,215   LIBERTY INTERNATIONAL PLC                                                                              49,204
     992,500   LIPPO KARAWACI TBK PT                                                                                  72,589
         350   LUNDBERGFORETAGEN AB                                                                                   14,359
     128,255   MACQUAIRE OFFICE TRUST                                                                                 19,756
      60,611   MACQUARIE COUNTRYWIDE TRUST                                                                            20,997
      23,226   MACQUARIE DDR TRUST                                                                                     2,285
     103,519   MACQUARIE GOODMAN GROUP                                                                                21,244
      71,000   MAPLETREE LOGISTICS TRUST                                                                              30,061
     257,000   MEGAWORLD CORPORATION                                                                                   5,267
       4,470   MEINL EUROPEAN LAND LIMITED+                                                                           19,610
         149   METROVACESA SA                                                                                          3,688
         700   MI DEVELOPMENTS INCORPORATED                                                                            5,546
           5   MID REAL ESTATE INVESTMENT TRUST INCORPORATED                                                          10,227
      24,000   MIDLAND HOLDINGS LIMITED                                                                               16,272
       9,000   MIRAMAR HOTEL & INVESTMENT                                                                              9,108
      73,557   MIRVAC GROUP                                                                                           68,935
      17,147   MIRVAC REAL ESTATE INVESTMENT TRUST                                                                     4,245
      65,189   MITSUBISHI ESTATE COMPANY LIMITED                                                                   1,078,265
      41,000   MITSUI FUDOSAN COMPANY LIMITED                                                                        687,825
      35,000   NEO-CHINA GROUP HOLDINGS LIMITED                                                                       22,348
           4   NEW CITY RESIDENCE INVESTMENT CORPORATION                                                                   0
      31,600   NEW WORLD CHINA LAND LIMITED                                                                           18,116
         429   NEXITY SA                                                                                              14,920
           9   NIPPON COMMERCIAL INVESTMENT CORPORATION                                                               10,499
           9   NIPPON RESIDENTIAL INVESTMENT CORPORATION                                                              15,524
       1,600   NOMURA REAL ESTATE HOLDING INCORPORATED                                                                28,812
          40   NTT URBAN DEVELOPMENT CORPORATION                                                                      37,981
          12   ORIX JREIT INCORPORATED                                                                                53,449
      40,349   PHH CORPORATION+<<                                                                                    621,375
           4   PREMIER INVESTMENT COMPANY                                                                             13,898
       1,125   PSP SWISS PROPERTY AG                                                                                  57,594
       1,431   QUINTAIN ESTATES & DEVELOPMENT PLC                                                                      1,160
      28,000   RUENTEX DEVELOPMENT COMPANY LIMITED                                                                    23,784
       2,158   SACYR VALLEHERMOSO SA                                                                                  35,366
       1,600   SANKEI BUILDING COMPANY LIMITED THE                                                                     8,161
     128,845   SEGRO PLC                                                                                              55,764
       1,988   SHAFTESBURY PLC                                                                                        12,661
      78,000   SHENZHEN INVESTMENT LIMITED                                                                            34,047
      51,000   SHIMAO PROPERTY HOLDING LIMITED                                                                        88,990
       1,300   SHOEI                                                                                                  10,457
      86,900   SHUI ON LAND LIMITED                                                                                   56,926

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
REAL ESTATE (continued)
      60,000   SHUN TAK HOLDINGS LIMITED                                                                    $         42,492
         241   SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE                                      20,993
       4,000   SINGAPORE LAND LIMITED                                                                                 15,004
      83,193   SINO LAND COMPANY                                                                                     156,376
     454,563   SM PRIME HOLDINGS INCORPORATED                                                                         84,650
      81,000   SOHO CHINA LIMITED                                                                                     52,304
      58,850   SP SETIA BHD                                                                                           63,563
      68,132   STEWART ENTERPRISES INCORPORATED                                                                      281,385
       2,886   STOCKLAND+                                                                                              6,587
     130,140   STOCKLAND                                                                                             326,517
         360   SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                             15,944
      22,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                         337,094
      57,000   SUN HUNG KAI PROPERTIES LIMITED                                                                       714,050
       5,777   SUNLAND GROUP LIMITED                                                                                   2,856
         600   SURUGA CORPORATION(A)                                                                                       0
         525   SWISS PRIME SITE AG+                                                                                   26,581
      52,507   TALAAT MOUSTAFA GROUP+                                                                                 41,472
      21,370   THE ST. JOE COMPANY+<<                                                                                545,790
      23,399   TIAN AN CHINA INVESTMENT                                                                               12,316
      11,023   TISHMAN SPEYER OFFICE FUND                                                                              2,164
       4,500   TOC COMPANY LIMITED                                                                                    17,051
      21,000   TOKYU LAND CORPORATION                                                                                 87,949
       2,113   UNIBAIL                                                                                               340,991
      40,000   UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                              49,726
      24,000   UNITED OVERSEAS LAND LIMITED                                                                           55,316
           8   UNITED URBAN INVESTMENT CORPORATION                                                                    35,297
      52,951   VALAD PROPERTY GROUP                                                                                    2,964
         405   VASTNED RETAIL NV                                                                                      20,213
      99,116   WESTFIELD GROUP                                                                                       875,856
      40,000   WHEELOCK & COMPANY                                                                                    114,450
      10,000   WHEELOCK PROPERTIES (SINGAPORE) LIMITED                                                                11,660
      20,000   WHEELOCK PROPERTIES LIMITED                                                                            11,271
       7,000   WING TAI HOLDINGS LIMITED                                                                               7,276
           2   ZEPHYR COMPANY LIMITED                                                                                      0
                                                                                                                  17,636,832
                                                                                                            ----------------
REAL ESTATE DEVELOPING & MANAGEMENT: 0.00%
      18,718   AMP NZ OFFICE TRUST                                                                                     9,133
           7   ATHRIS HOLDING AG+                                                                                      4,995
         703   DEUTSCHE EUROSHOP AG                                                                                   21,208
                                                                                                                      35,336
                                                                                                            ----------------
REAL ESTATE HOLDING COMPANY: 0.00%
      43,250   UEM LAND HOLDINGS BHD+                                                                                 20,580
                                                                                                            ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.32%
      41,000   ASCENDAS REIT                                                                                          43,382
      66,116   BRANDYWINE REALTY TRUST<<                                                                             492,564
         341   CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                   4,214
      83,636   CAPITAMALL TRUST                                                                                       77,391
         234   COFINIMMO SA                                                                                           28,631
       1,873   CORIO NV                                                                                               92,442
      12,838   FEDERAL REALTY INVESTMENT TRUST<<                                                                     675,921
           3   FUKUOKA REIT CORPORATION                                                                               12,445
           3   HANKYU REIT INCORPORATED                                                                               12,934
      43,888   HEALTHCARE REALTY TRUST INCORPORATED                                                                  722,835
          27   JAPAN PRIME REALTY INVESTMENT CORPORATION                                                              53,392
          21   JAPAN REAL ESTATE INVESTMENT CORPORATION                                                              163,042
          16   JAPAN RETAIL FUND INVESTMENT CORPORATION                                                               74,276
      13,000   K-REIT ASIA                                                                                             8,429

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
      66,952   LEXINGTON CORPORATE PROPERTIES TRUST<<                                                       $        281,198
      23,000   MACQUARIE MEAG PRIME REIT                                                                              11,282
           5   MORI HILLS REIT INVESTMENT CORPORATION                                                                 15,861
           6   MORI TRUST SOGO REIT INCORPORATED                                                                      45,040
          26   NIPPON BUILDING FUND INCORPORATED                                                                     230,089
          14   NOMURA REAL ESTATE OFFICE FUND                                                                         83,028
      33,162   PENNSYLVANIA REIT<<                                                                                   185,044
       2,439   RIOCAN REIT                                                                                            32,997
      89,569   SENIOR HOUSING PROPERTIES TRUST                                                                     1,500,281
      61,000   SUNTEC REIT                                                                                            40,385
     102,185   THE LINK REIT                                                                                         200,457
           7   TOKYU REIT INCORPORATED                                                                                34,318
           7   TOP REIT INCORPORATED                                                                                  25,703
         443   WERELDHAVE NV                                                                                          34,978
                                                                                                                   5,182,559
                                                                                                            ----------------
RENTAL AUTO/EQUIPMENT: 0.01%
      44,376   UNITED RENTALS INCORPORATED+                                                                          210,786
                                                                                                            ----------------
RETAIL: 0.07%
       1,764   JUMBO SA                                                                                               17,604
      63,629   SIGNET JEWELERS LIMITED<<                                                                           1,144,686
                                                                                                                   1,162,290
                                                                                                            ----------------
RETAIL DEPARTMENT STORES: 0.05%
       3,200   EDION CORPORATION                                                                                      20,816
      34,825   MEN'S WEARHOUSE INCORPORATED<<                                                                        595,159
      65,000   PARKSON RETAIL GROUP LIMITED                                                                          102,529
     188,400   ROBINSON DEPARTMENT STORE PCL                                                                          45,576
                                                                                                                     764,080
                                                                                                            ----------------
RETAIL-GROCERY: 0.00%
       4,153   SUPER-SOL LIMITED                                                                                      13,616
                                                                                                            ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.32%
      17,715   A SCHULMAN INCORPORATED                                                                               264,485
       8,000   ACHILLES CORPORATION                                                                                   13,071
      39,688   AMCOR LIMITED                                                                                         163,212
       5,775   ANSELL LIMITED                                                                                         38,683
       3,000   BANDO CHEMICAL INDUSTRIES LIMITED                                                                       7,450
       7,323   BRIDGESTONE CORPORATION<<                                                                             221,887
      97,298   CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                            165,175
       3,778   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                               230,524
      44,622   COOPER TIRE & RUBBER COMPANY                                                                          472,993
      61,176   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                     700,465
       7,920   HANKOOK TIRE COMPANY LIMITED                                                                           88,231
         320   HEXPOL AB+                                                                                              1,453
      60,474   JARDEN CORPORATION+                                                                                 1,075,228
       6,000   KUREHA CORPORATION                                                                                     26,442
       3,000   MITSUBOSHI BELTING COMPANY LIMITED                                                                     12,793
      33,771   NAN KANG RUBBER TIRE COMPANY LIMITED                                                                   34,408
       4,000   NIPPON VALQUA INDUSTRIES LIMITED                                                                        8,882
         900   NITTA CORPORATION                                                                                      12,752
       4,000   OKAMOTO INDUSTRIES INCORPORATED                                                                        14,316
      39,700   SEALED AIR CORPORATION                                                                                794,397
       1,000   TENMA CORPORATION                                                                                      10,426
       1,200   TOKAI RUBBER INDUSTRIES INCORPORATED                                                                   12,051
       9,000   TOYO TIRE & RUBBER COMPANY LIMITED                                                                     21,016
      36,000   TSRC CORPORATION                                                                                       45,806

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
         700   UPONOR OYJ                                                                                   $          9,136
      17,441   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                             563,693
      15,000   YOKOHAMA RUBBER COMPANY LIMITED                                                                        67,907
                                                                                                                   5,076,882
                                                                                                            ----------------
SCHOOLS: 0.00%
       9,288   ABC LEARNING CENTRES LIMITED(A)                                                                             0
      64,340   RAFFLES EDUCATION CORPORATION LIMITED                                                                  23,966
                                                                                                                      23,966
                                                                                                            ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.70%
      14,619   ABERDEEN ASSET MANAGEMENT PLC                                                                          30,813
       2,180   AGF MANAGEMENT LIMITED                                                                                 26,258
       7,850   ALLCO FINANCE GROUP LIMITED(A)                                                                              0
      56,003   AMERIPRISE FINANCIAL INCORPORATED<<                                                                 1,691,291
       3,442   AZIMUT HOLDING SPA                                                                                     32,297
      10,476   BABCOCK & BROWN LIMITED(A)                                                                                  0
       1,203   BLACKROCK INCORPORATED NEW YORK SHARES                                                                191,879
     143,889   BMF BOVESPA SA+                                                                                       824,898
      20,100   BURSA MALAYSIA BHD                                                                                     41,447
       4,962   CABCHARGE AUSTRALIA LIMITED                                                                            25,321
     112,990   CAPITAL SECURITIES CORPORATION                                                                         59,167
      60,190   CHARLES SCHWAB CORPORATION                                                                          1,059,344
       4,282   CME GROUP INCORPORATED                                                                              1,377,262
      17,974   CRITERIA CAIXACORP SA                                                                                  77,869
      14,870   DAEWOO SECURITIES COMPANY LIMITED                                                                     245,363
       5,096   DEUTSCHE BOERSE AG                                                                                    446,537
       1,056   DUNDEE CORPORATION CLASS A                                                                              6,684
      24,431   FEDERATED INVESTORS INCORPORATED CLASS B<<                                                            611,508
       9,740   FRANKLIN RESOURCES INCORPORATED                                                                       651,119
     637,960   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                              478,300
      19,843   GOLDMAN SACHS GROUP INCORPORATED                                                                    2,868,703
       2,800   GREENHILL & COMPANY INCORPORATED<<                                                                    205,800
      62,362   GRUPO FINANCIERO BANORTE SA DE CV                                                                     146,768
      97,032   GRUPO FINANCIERO INBURSA SA DE CV                                                                     282,138
       5,000   GUOCO GROUP LIMITED                                                                                    42,903
         820   HELLENIC EXCHANGES SA HOLDING                                                                           9,352
      10,217   HYUNDAI SECURITIES COMPANY                                                                            111,983
       1,500   ICHIYOSHI SECURITIES COMPANY LIMITED                                                                   10,937
       2,900   IGM FINANCIAL INCORPORATED                                                                            101,204
       8,280   INDIA INFOLINE LIMITED                                                                                 26,888
      16,396   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                             1,767,325
       1,769   INTERMEDIATE CAPITAL GROUP PLC                                                                         13,199
     100,243   INVESCO LIMITED                                                                                     1,568,803
      14,209   INVESTEC LIMITED                                                                                       78,785
      24,545   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                             510,536
       1,000   IWAI SECURITIES COMPANY LIMITED                                                                         7,398
       3,500   JAPAN SECURITIES FINANCE COMPANY LIMITED                                                               24,495
      12,000   KIM ENG HOLDINGS LIMITED                                                                               14,108
      86,600   KIM ENG SECURITIES THAILAND PCL                                                                        31,298
       5,803   KINNEVIK INVESTMENT AB                                                                                 65,677
      40,419   LAZARD LIMITED                                                                                      1,143,049
      36,000   LEGG MASON INCORPORATED                                                                               694,080
      48,561   MACQUARIE AIRPORTS GROUP                                                                               82,485
       2,000   MARUSAN SECURITIES COMPANY LIMITED                                                                     11,994
      61,000   MASTERLINK SECURITIES CORPORATION                                                                      24,924
      72,660   MF GLOBAL LIMITED+<<                                                                                  441,773
       1,864   MIRAE ASSET SECURITIES COMPANY LIMITED                                                                113,415
       3,000   MITO SECURITIES COMPANY LIMITED                                                                         8,778
      12,000   MIZUHO INVESTORS SECURITIES COMPANY LIMITED                                                            13,430

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      53,952   MORGAN STANLEY<<                                                                             $      1,635,825
      33,634   NASDAQ STOCK MARKET INCORPORATED+                                                                     710,014
      59,500   NOMURA HOLDINGS INCORPORATED                                                                          447,506
      30,500   NOMURA HOLDINGS INCORPORATED ADR<<                                                                    231,190
      11,900   NYSE EURONEXT (PARIS) INCORPORATED                                                                    357,000
         137   NYSE EURONEXT INCORPORATED                                                                              4,039
       7,000   OKASAN HOLDINGS INCORPORATED                                                                           31,451
      25,779   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                   440,563
          12   PACIFIC MANAGEMENT CORPORATION                                                                              0
         276   PARTNERS GROUP                                                                                         27,500
      10,827   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                 390,530
       4,384   PLATINUM ASSET MANAGEMENT LIMITED                                                                      13,326
     142,828   POLARIS SECURITIES COMPANY LIMITED                                                                     85,210
     100,000   POLYTEC ASSET HOLDINGS LIMITED                                                                         12,259
      82,250   PRESIDENT SECURITIES CORPORATION                                                                       52,167
         710   RATHBONE BROTHERS                                                                                       9,323
      25,199   RAYMOND JAMES FINANCIAL INCORPORATED                                                                  400,664
       8,017   RELIANCE CAPITAL LIMITED                                                                              161,965
     150,000   REXCAPITAL FINANCIAL HOLDINGS LIMITED+                                                                  9,994
           4   RISA PARTNERS INCORPORATED                                                                              2,607
       4,887   SAMSUNG SECURITIES COMPANY LIMITED                                                                    281,744
       1,063   SCHRODERS PLC                                                                                          12,365
      21,000   SHINKO SECURITIES COMPANY LIMITED                                                                      61,386
      14,400   STIFEL FINANCIAL CORPORATION+<<                                                                       626,976
      58,300   SUMITOMO CORPORATION                                                                                  585,280
      15,936   T. ROWE PRICE GROUP INCORPORATED<<                                                                    646,524
      56,800   TA ENTERPRISES BHD                                                                                     16,805
      14,457   TD AMERITRADE HOLDING CORPORATION+<<                                                                  246,347
       7,124   TONG YANG INVESTMENT BANK                                                                              71,007
       1,767   TSX GROUP INCORPORATED                                                                                 52,974
      77,750   UBS AG                                                                                              1,172,004
      11,000   UOB-KAY HIAN HOLDINGS LIMITED                                                                          10,259
         189   VAN LANSCHOT NV                                                                                        10,981
       9,710   WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                                         130,281
       7,000   YAMANASHI CHOU BANK LIMITED                                                                            36,028
                                                                                                                  27,283,679
                                                                                                            ----------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.06%
      49,236   APPLIED MICRO CIRCUITS CORPORATION+                                                                   385,026
      11,237   ASML HOLDING NV                                                                                       231,808
      13,123   CABOT MICROELECTRONICS CORPORATION+                                                                   366,788
       2,200   CSR PLC+                                                                                               12,490
                                                                                                                     996,112
                                                                                                            ----------------
SEMICONDUCTORS: 0.23%
     240,471   SILICONWARE PRECISION INDUSTRIES COMPANY                                                              317,038
   1,693,121   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                  3,133,580
     606,301   UNITED MICROELECTRONICS CORPORATION                                                                   246,448
                                                                                                                   3,697,066
                                                                                                            ----------------
SOCIAL SERVICES: 0.04%
       7,685   ABERTIS INFRAESTRUCTURAS SA                                                                           145,319
       7,874   ATLANTIA SPA                                                                                          166,783
       7,351   BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                     54,296
      32,517   G4S PLC                                                                                               111,420
      56,780   TRANSURBAN GROUP                                                                                      185,083
                                                                                                                     662,901
                                                                                                            ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
SOFTWARE: 0.03%
      12,100   MANTECH INTERNATIONAL CORPORATION CLASS A+                                                   $        464,035
                                                                                                            ----------------
STEEL PRODUCERS, PRODUCTS: 0.01%
         913   SALZGITTER AG                                                                                          85,980
                                                                                                                      85,980
                                                                                                            ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.51%
      12,370   ADELAIDE BRIGHTON LIMITED                                                                              22,999
      93,738   AMBUJA CEMENTS LIMITED                                                                                183,281
     155,170   ASIA CEMENT CORPORATION                                                                               176,360
       8,382   ASSOCIATED CEMENT COMPANIES LIMITED                                                                   140,257
      27,739   BORAL LIMITED                                                                                          91,294
       1,819   BRICKWORKS LIMITED                                                                                     16,580
       3,000   BUNKA SHUTTER COMPANY LIMITED                                                                          10,768
       1,499   BUZZI UNICEM SPA                                                                                       21,242
      11,173   CEMENTOS BIO-BIO SA                                                                                    20,085
       2,855   CEMENTOS LIMA SA                                                                                       26,790
     670,411   CEMEX SAB DE CV                                                                                       650,969
      29,980   CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                          24,073
         800   CHOFU SEISAKUSHO COMPANY LIMITED                                                                       15,491
         116   CIMENTS FRANCAIS SA                                                                                    11,256
       6,505   CIMPOR CIMENTOS DE PORTUGAL SA                                                                         44,727
       5,200   CLEANUP CORPORATION                                                                                    27,566
      11,607   COMPAGNIE DE SAINT-GOBAIN                                                                             423,150
      99,976   CORNING INCORPORATED                                                                                1,469,647
      18,886   CRH PLC                                                                                               445,038
     101,100   DYNASTY CERAMIC PCL                                                                                    51,272
      23,459   EAGLE MATERIALS INCORPORATED<<                                                                        577,091
          27   FORBO HOLDING AG                                                                                        5,439
       3,000   FUJITEC COMPANY LIMITED                                                                                13,420
         641   GERRESHEIMER AG                                                                                        14,848
      60,343   GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                                     33,771
         273   HEIDELBERGCEMENT AG                                                                                     9,870
         659   IMERYS SA                                                                                              28,220
      14,879   INDIA CEMENTS LIMITED                                                                                  48,833
      79,500   INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                     51,659
         888   ITALCEMENTI SPA                                                                                        10,263
       2,435   ITALCEMENTI SPA RNC                                                                                    15,608
      20,453   JAMES HARDIE INDUSTRIES NV                                                                             71,316
      33,000   K WAH INTERNATIONAL HOLDINGS LIMITED                                                                   10,665
      30,270   LAFARGE MALAYAN CEMENT BHD                                                                             42,499
       3,535   LAFARGE SA                                                                                            242,395
       1,494   LAFARGE SA I09 SHARES+                                                                                 94,199
       7,300   MADRAS CEMENTS LIMITED                                                                                 16,569
       3,000   NICHIAS CORPORATION                                                                                     8,706
       2,000   NIHON YAMAMURA GLASS COMPANY LIMITED                                                                    4,472
      23,847   OWENS CORNING INCORPORATED+<<                                                                         332,189
      42,478   OWENS-ILLINOIS INCORPORATED+                                                                        1,216,145
       5,000   PANAHOME CORPORATION                                                                                   29,141
      41,185   PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                              158,691
      16,747   REXAM PLC                                                                                              84,718
         250   SA DES CIMENTS VICAT                                                                                   14,894
      12,000   SANKYO-TATEYAMA HOLDINGS INCORPORATED                                                                   9,621
     104,500   SEMEN GRESIK PERSERO TBK PT                                                                            48,094
      20,000   SIAM CEMENT PCL                                                                                        76,653
       4,800   SIAM CITY                                                                                              22,635
      15,730   SIG PLC                                                                                                30,025
          51   SIKA AG                                                                                                52,829
       4,510   SUEZ CEMENT COMPANY                                                                                    20,381
      18,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                  41,173

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
      40,000   TAIHEIYO CEMENT CORPORATION                                                                  $         73,089
     250,854   TAIWAN CEMENT CORPORATION                                                                             265,221
     100,490   TAIWAN GLASS INDUSTRIAL CORPORATION                                                                    69,996
       6,000   TAKARA STANDARD COMPANY LIMITED                                                                        34,504
       5,677   TATA CHEMICALS LIMITED                                                                                 26,282
         960   TITAN CEMENT COMPANY SA                                                                                27,756
       8,600   TOYO SEIKAN KAISHA LIMITED                                                                            160,918
       3,390   ULTRA TECH CEMENT LIMITED                                                                              52,089
     123,083   UNITED TRACTORS TBK PT                                                                                121,538
     331,800   VANACHAI GROUP PCL                                                                                     15,183
      14,000   YTL CEMENT BHD                                                                                         15,514
                                                                                                                   8,171,967
                                                                                                            ----------------
TELECOMMUNICATIONS: 0.04%
      10,500   BRASIL TELECOM PARTICIPACOES SA                                                                        95,629
       3,084   FIRST QUANTUM MINERALS LIMITED                                                                        137,399
       1,224   HOT TELECOMMUNICATION SYSTEM LIMITED+                                                                  10,576
      58,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                    11,829
      24,600   RELIANCE COMMUNICATIONS LIMITED                                                                       160,753
       1,144   TECH MAHINDRA LIMITED                                                                                  11,632
      81,100   TOTAL ACCESS COMMUNICATION PCL                                                                         66,553
      34,628   TURK TELEKOMUNIKASYON AS                                                                               96,535
                                                                                                                     590,906
                                                                                                            ----------------
TEXTILE MILL PRODUCTS: 0.16%
       5,004   ADITYA BIRLA NUVO LIMITED                                                                              99,709
      20,186   ALBANY INTERNATIONAL CORPORATION CLASS A                                                              269,483
       8,000   ATSUGI COMPANY LIMITED                                                                                 11,599
       5,917   CENTURY TEXTILE & INDUSTRIES LIMITED                                                                   57,375
      86,000   CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                           5,339
       6,000   DAIWABO COMPANY LIMITED                                                                                16,924
     254,272   FAR EASTERN TEXTILE COMPANY LIMITED                                                                   290,942
      64,000   FORMOSA TAFFETA COMPANY LIMITED                                                                        47,586
       2,737   GILDAN ACTIVEWEAR INCORPORATED+                                                                        45,376
      31,349   INTERFACE INCORPORATED                                                                                198,753
       8,000   KURABO INDUSTRIES LIMITED                                                                              13,411
      15,500   KURARAY COMPANY LIMITED                                                                               155,153
         406   LAKSHMI MACHINE WORKS LIMITED                                                                           7,970
      26,000   MITSUBISHI RAYON COMPANY LIMITED                                                                       70,565
      14,067   MOHAWK INDUSTRIES INCORPORATED+<<                                                                     538,344
       7,000   NISSHINBO INDUSTRIES INCORPORATED                                                                      72,446
       9,000   NITTO BOSEKI COMPANY LIMITED                                                                           16,102
       1,360   NYRSTAR                                                                                                12,493
       2,100   SEIREN COMPANY LIMITED                                                                                  9,401
       6,451   SPOTLESS GROUP LIMITED                                                                                  9,912
      62,000   TAINAN SPINNING COMPANY LIMITED                                                                        21,172
      47,000   TEIJIN LIMITED                                                                                        129,055
      22,000   TEXWINCA HOLDINGS LIMITED                                                                              15,338
      67,000   TORAY INDUSTRIES INCORPORATED                                                                         333,330
      40,000   TOYOBO COMPANY LIMITED                                                                                 60,741
      17,000   UNITIKA                                                                                                15,518
     298,300   UNIVERSAL ROBINA CORPORATION                                                                           52,064
                                                                                                                   2,576,101
                                                                                                            ----------------
TOBACCO PRODUCTS: 0.76%
      96,932   ALTRIA GROUP INCORPORATED                                                                           1,656,568
      14,000   AMVIG HOLDINGS LIMITED                                                                                  7,837
      10,800   BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                 133,035
      10,517   BRITISH AMERICAN TOBACCO PLC                                                                          291,419

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
TOBACCO PRODUCTS (continued)
      53,970   BRITISH AMERICAN TOBACCO PLC                                                                 $      1,479,292
         518   EASTERN TOBACCO                                                                                        17,310
       4,197   FILTRONA PLC                                                                                            8,603
      45,000   HUABAO INTERNATIONAL HOLDINGS LIMITED                                                                  40,867
      28,470   IMPERIAL TOBACCO GROUP PLC                                                                            740,597
     169,564   ITC LIMITED                                                                                           663,995
         224   JAPAN TOBACCO INCORPORATED                                                                            645,753
      10,312   LORILLARD INCORPORATED                                                                                704,619
      95,631   PHILIP MORRIS INTERNATIONAL                                                                         4,077,706
      68,500   PT GUDANG GARAM TBK                                                                                    75,671
       7,600   REYNOLDS AMERICAN INCORPORATED                                                                        303,772
       5,500   SOUZA CRUZ SA                                                                                         144,935
       6,500   SWEDISH MATCH AB                                                                                      104,711
     739,500   TELEKOMUNIKASI INDONESIA TBK PT                                                                       544,393
      14,306   UNIVERSAL CORPORATION<<                                                                               529,751
                                                                                                                  12,170,834
                                                                                                            ----------------
TRANSPORTATION: 0.00%
      13,204   ESSAR SHIPPING PORTS & LOGISTICS LIMITED                                                               20,617
                                                                                                            ----------------
TRANSPORTATION BY AIR: 0.46%
          30   ACE AVIATION HOLDINGS INCORPORATED+                                                                       146
         815   AEROPORTS DE PARIS                                                                                     59,629
     166,000   AIR CHINA                                                                                              82,927
       5,854   AIR FRANCE-KLM                                                                                         93,797
      87,300   AIRASIA BHD+                                                                                           32,630
      53,200   AIRPORTS OF THAILAND PCL                                                                               34,113
      32,900   ALITALIA SPA+(A)                                                                                            0
      30,000   ALL NIPPON AIRWAYS COMPANY LIMITED                                                                    111,610
     207,994   AMR CORPORATION+<<                                                                                    925,573
       4,155   ARRIVA PLC                                                                                             29,945
      94,215   BAE SYSTEMS PLC                                                                                       524,409
       4,900   BOMBARDIER INCORPORATED                                                                                16,561
      11,756   BRITISH AIRWAYS PLC                                                                                    29,859
      41,000   CATHAY PACIFIC AIRWAYS LIMITED                                                                         57,760
     134,581   CHINA AIRLINES                                                                                         36,769
      28,525   COBHAM PLC                                                                                             82,604
      66,641   CONTINENTAL AIRLINES INCORPORATED CLASS B+                                                            621,094
     179,611   DELTA AIR LINES INCORPORATED+<<                                                                     1,043,540
       5,203   DEUTSCHE LUFTHANSA AG                                                                                  72,041
       4,419   EASYJET PLC+                                                                                           22,554
       1,785   ELBIT SYSTEMS LIMITED                                                                                 108,427
       8,418   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                           137,564
     187,000   EVA AIRWAYS CORPORATION+                                                                               54,243
      13,400   FEDEX CORPORATION                                                                                     742,762
       9,625   FINMECCANICA SPA                                                                                      136,156
          99   FLUGHAFEN ZUERICH AG                                                                                   23,180
      13,369   IBERIA LINEAS AEREAS DE ESPANA SA                                                                      30,432
      41,000   JAPAN AIRLINES CORPORATION+                                                                            79,780
          63   JAZZ AIR INCOME FUND                                                                                      143
     138,995   JETBLUE AIRWAYS CORPORATION+                                                                          629,647
         740   KLOECKNER & COMPANY                                                                                    14,964
       2,420   KOREAN AIR LINES COMPANY LIMITED                                                                       72,922
       9,885   LAN AIRLINES SA                                                                                       109,521
      23,067   MALAYSIAN AIRLINE SYSTEM BHD                                                                           20,543
      16,312   MEGGITT PLC                                                                                            42,057
      51,388   QANTAS AIRWAYS LIMITED                                                                                 79,518
       5,200   RYANAIR HOLDINGS PLC ADR+<<                                                                           151,424
      22,500   SAS AB+                                                                                                12,275
      42,549   SKYWEST INCORPORATED                                                                                  436,127
      13,260   TAV HAVALIMANLARI HOLDING AS+                                                                          32,803

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
TRANSPORTATION BY AIR (continued)
      76,300   THAI AIRWAYS INTERNATIONAL PCL                                                               $         33,135
       2,451   THALES SA                                                                                             115,640
       2,957   TUI AG                                                                                                 26,203
       6,614   TURK HAVA YOLLARI ANONIM ORTAKLIGI                                                                     38,399
      71,646   UAL CORPORATION+<<                                                                                    333,870
      25,119   VIRGIN BLUE HOLDINGS LIMITED                                                                            5,696
       1,900   WESTJET AIRLINES LIMITED+                                                                              20,727
       1,011   ZODIAC SA                                                                                              32,727
                                                                                                                   7,398,446
                                                                                                            ----------------
TRANSPORTATION EQUIPMENT: 2.11%
     123,000   AAPICO HITECH PCL                                                                                      16,456
      21,809   AAR CORPORATION+                                                                                      320,592
       9,000   AISIN SEIKI COMPANY LIMITED                                                                           178,125
       2,600   AKEBONO BRAKE INDUSTRY COMPANY LIMITED                                                                 12,474
       5,547   AMTEK AUTO LIMITED                                                                                     17,119
       9,293   ASHTEAD GROUP PLC                                                                                       7,837
      10,417   BAJAJ AUTO                                                                                            230,245
       8,363   BAJAJ FINSERV                                                                                          64,824
       1,071   BAYERISCHE MOTOREN WERKE AG                                                                            24,065
       4,848   BBA AVIATION PLC                                                                                        9,624
      37,284   BOMBARDIER INCORPORATED CLASS B                                                                       124,991
      66,348   BRUNSWICK CORPORATION<<                                                                               306,528
       5,800   CAE INCORPORATED                                                                                       38,251
       7,000   CALSONIC KANSEI CORPORATION                                                                            14,031
      30,150   CHINA MOTOR COMPANY LIMITED                                                                            15,316
          24   CHONGQING CHANGAN AUTOMOBILE COMPANY LIMITED                                                               10
      26,443   CLARCOR INCORPORATED                                                                                  757,856
          45   CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA                                                          19,332
      10,000   DAIHATSU MOTOR COMPANY LIMITED                                                                         96,670
      23,762   DAIMLERCHRYSLER AG                                                                                    874,018
      24,100   DENSO CORPORATION                                                                                     572,649
     200,000   DENWAY MOTORS LIMITED                                                                                  97,455
      94,900   DRB-HICOM BHD                                                                                          27,309
       1,300   EXEDY CORPORATION                                                                                      25,316
       2,000   FCC COMPANY LIMITED                                                                                    25,067
      19,270   FIAT SPA (COMMON)                                                                                     206,930
       1,014   FIAT SPA (NON-CONVERTIBLE SAVINGS SHARES)                                                               6,798
       1,069   FIAT SPA (PREFERRED)                                                                                    6,959
     695,979   FORD MOTOR COMPANY+<<                                                                               4,001,879
       1,900   FUTABA INDUSTRIAL COMPANY LIMITED                                                                       7,861
     124,302   GENERAL MOTORS CORPORATION<<                                                                           93,227
      40,579   GENUINE PARTS COMPANY                                                                               1,358,585
         115   GEORG FISCHER AG+                                                                                      22,550
      14,386   GKN PLC                                                                                                28,670
      26,897   GOODRICH CORPORATION                                                                                1,305,580
      17,629   GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                     377,437
         899   GUD HOLDINGS LIMITED                                                                                    4,445
      60,200   HARLEY-DAVIDSON INCORPORATED                                                                        1,021,594
      18,366   HARSCO CORPORATION                                                                                    533,716
       6,935   HERO HONDA MOTORS LIMITED                                                                             197,545
      16,000   HINO MOTORS LIMITED                                                                                    47,225
      86,900   HONDA MOTOR COMPANY LIMITED                                                                         2,521,293
          25   HONDA MOTOR COMPANY LIMITED ADR                                                                           726
      32,181   HONEYWELL INTERNATIONAL INCORPORATED                                                                1,067,122
         837   HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                                  93,121
       4,950   HYUNDAI MOBIS                                                                                         466,899
      10,881   HYUNDAI MOTOR COMPANY LIMITED                                                                         605,241
      62,000   ISUZU MOTORS LIMITED                                                                                  106,752
      41,184   ITT CORPORATION                                                                                     1,695,957
       2,000   JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                            11,945
      26,486   JOHNSON CONTROLS INCORPORATED                                                                         527,866

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
TRANSPORTATION EQUIPMENT (continued)
       9,600   JTEKT CORPORATION                                                                            $         84,193
       1,200   KANTO AUTO WORKS LIMITED                                                                               11,137
       5,000   KAYABA INDUSTRY COMPANY LIMITED                                                                         9,293
       2,100   KEIHIN CORPORATION                                                                                     27,747
      18,360   KIA MOTORS CORPORATION                                                                                176,681
      77,869   KING YUAN ELECTRONICS COMPANY LIMITED                                                                  27,615
       5,000   KOITO MANUFACTURING COMPANY LIMITED                                                                    51,005
         924   LINAMAR CORPORATION                                                                                     6,534
      20,049   LOCKHEED MARTIN CORPORATION                                                                         1,677,901
       2,800   MAGNA INTERNATIONAL INCORPORATED CLASS A                                                               92,842
      10,072   MAHINDRA & MAHINDRA LIMITED                                                                           138,188
       7,876   MARUTI SUZUKI INDIA LIMITED                                                                           172,894
      44,000   MAZDA MOTOR CORPORATION                                                                               113,985
     181,000   MITSUBISHI MOTORS CORPORATION+                                                                        288,927
      36,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                      86,883
       1,003   MTU AERO ENGINES HOLDINGS                                                                              32,666
         800   MUSASHI SEIMITSU INDUSTRY COMPANY LIMITED                                                              12,037
      14,600   NAVISTAR INTERNATIONAL CORPORATION+                                                                   581,226
       8,000   NGK SPARK PLUG COMPANY LIMITED                                                                         70,231
      10,000   NHK SPRING COMPANY LIMITED                                                                             56,901
       1,700   NIFCO INCORPORATED                                                                                     22,479
       2,000   NIPPON SEIKI COMPANY LIMITED                                                                           20,261
       6,000   NIPPON SHARYO LIMITED                                                                                  34,531
       6,000   NISSAN SHATAI COMPANY LIMITED                                                                          44,646
       1,700   NISSIN KOGYO COMPANY LIMITED                                                                           20,760
       5,400   NOK CORPORATION                                                                                        69,296
       2,550   NOKIAN RENKAAT OYJ                                                                                     48,593
      14,150   NORTHROP GRUMMAN CORPORATION                                                                          673,823
      32,900   ORBITAL SCIENCES CORPORATION+<<                                                                       484,288
      23,600   ORIENTAL HOLDINGS BHD                                                                                  32,816
      56,221   OSHKOSH TRUCK CORPORATION<<                                                                           667,343
      15,600   PACCAR INCORPORATED                                                                                   465,660
      51,131   PIRELLI & COMPANY SPA                                                                                  20,768
       2,248   PORSCHE AG                                                                                            137,269
       4,000   PRESS KOGYO COMPANY LIMITED                                                                             7,330
       1,900   PROSAFE PRODUCTION PUBLIC LIMITED+                                                                      4,335
      12,700   PROTON HOLDINGS BHD                                                                                    10,896
       5,196   RENAULT SA                                                                                            201,576
       4,000   RIKEN CORPORATION                                                                                      10,764
   4,095,577   ROLLS-ROYCE GROUP PLC REDEEMABLE C SHARES+(A)                                                           6,620
         800   SAAB AB                                                                                                 6,822
       4,000   SANDEN CORPORATION                                                                                      8,469
      36,757   SANYANG INDUSTRIAL COMPANY LIMITED                                                                     14,391
       8,320   SCANIA AB CLASS B                                                                                      84,518
      36,200   SEMBCORP MARINE LIMITED                                                                                77,593
      11,000   SHINMAYWA INDUSTRIES LIMITED                                                                           36,725
       1,800   SHOWA CORPORATION                                                                                       7,889
      62,500   SINOTRUK HONG KONG LIMITED                                                                             73,525
      53,170   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                             731,088
       3,438   STX SHIPBUILDING COMPANY LIMITED                                                                       48,540
       8,100   SUMITOMO RUBBER INDUSTRIES                                                                             55,630
      22,200   SUZUKI MOTOR CORPORATION                                                                              493,638
         700   TACHI-S COMPANY LIMITED                                                                                 4,557
         900   TAKATA CORPORATION                                                                                     13,556
       4,726   TATA MOTORS LIMITED                                                                                    34,216
      10,088   TATA MOTORS LIMITED ADR<<                                                                              97,652
      61,400   TEXTRON INCORPORATED<<                                                                                706,100
      13,600   THAI STANLEY ELECTRIC PCL                                                                              32,008
      28,336   THOR INDUSTRIES INCORPORATED<<                                                                        569,837
       4,538   TOFAS TURK OTOMOBIL FABRIKASI AS                                                                        7,520
       3,200   TOYODA GOSEI COMPANY LIMITED                                                                           70,147
       1,500   TOYOTA AUTO BODY COMPANY LIMITED                                                                       21,853
       4,300   TOYOTA BOSHOKU CORPORATION                                                                             54,071

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
TRANSPORTATION EQUIPMENT (continued)
      10,900   TOYOTA INDUSTRIES CORPORATION                                                                $        281,190
       8,500   TRANSDIGN GROUP INCORPORATED+                                                                         333,370
      41,080   TRW AUTOMOTIVE HOLDINGS CORPORATION+<<                                                                366,434
       2,500   TS TECH COMPANY LIMITED                                                                                33,718
      46,800   UMW HOLDINGS BHD                                                                                       73,107
       1,133   VALEO SA                                                                                               22,583
       2,854   VOLKSWAGEN AG                                                                                         863,949
      12,500   VOLVO AB CLASS A                                                                                       79,891
      28,380   VOLVO AB CLASS B                                                                                      183,583
         279   VOSSLOH AG                                                                                             31,185
      25,784   WABTEC CORPORATION                                                                                    919,973
      23,689   WINNEBAGO INDUSTRIES INCORPORATED<<                                                                   180,510
      44,000   XINYI GLASS HOLDING COMPANY LIMITED                                                                    33,616
      11,500   YAMAHA MOTOR COMPANY LIMITED                                                                          130,232
     107,416   YANG MING MARINE TRANSPORT                                                                             48,715
      60,929   YUE LOONG MOTOR                                                                                        58,054
                                                                                                                  33,787,478
                                                                                                            ----------------
TRANSPORTATION SERVICES: 0.50%
      26,232   ASCIANO GROUP                                                                                          29,518
      48,400   BANGKOK EXPRESSWAY PCL                                                                                 22,147
     104,000   BERLIAN LAJU TANKER                                                                                     8,376
         394   CARGOTEC CORPORATION                                                                                    6,593
      38,524   CH ROBINSON WORLDWIDE INCORPORATED                                                                  1,957,790
      28,000   CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP COMPANY LIMITED                                          59,691
       4,728   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                30,985
      77,000   COMFORTDELGRO CORPORATION LIMITED                                                                      69,085
       1,187   DELEK AUTOMOTIVE SYSTEMS LIMITED                                                                       10,167
      21,905   DEUTSCHE POST AG                                                                                      302,633
      52,491   EXPEDIA INCORPORATED+<<                                                                               908,619
      48,356   EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                    1,586,560
      11,135   FIRSTGROUP PLC                                                                                         67,045
       5,090   FREIGHTWAYS LIMITED                                                                                     9,819
      31,991   GATX CORPORATION                                                                                      805,533
         551   GLOVIS COMPANY LIMITED                                                                                 35,123
         462   GO-AHEAD GROUP PLC                                                                                      9,456
      11,000   GOODPACK LIMITED                                                                                        8,256
         348   HAMBURGER HAFEN UND LOGISTIK AG                                                                        14,592
      35,999   HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                                 246,593
       9,000   INTEGRATED DISTRIBUTION SERVICES GROUP LIMITED                                                         13,081
      13,000   KAMIGUMI COMPANY LIMITED                                                                              100,417
         700   KINTETSU WORLD EXPRESS INCORPORATED                                                                    16,682
         805   KONINKLIJKE VOPAK NV                                                                                   40,234
         556   KOREA EXPRESS COMPANY LIMITED+                                                                         42,310
       1,401   KUEHNE & NAGEL INTERNATIONAL AG                                                                       109,775
       3,000   MARUZEN SHOWA UNYU COMPANY LIMITED                                                                      8,554
       2,184   NATIONAL EXPRESS GROUP PLC                                                                             11,459
         782   OESTERREICHISCHE POST AG                                                                               22,845
         295   PANALPINA WELTTRANSPORT HOLDINGS AG                                                                    20,459
      41,000   POS MALAYSIA & SERVICES HOLDINGS BHD                                                                   28,041
       1,684   SBS TRANSIT LIMITED                                                                                     1,869
       4,000   SENKO COMPANY LIMITED                                                                                  12,147
      24,200   SINGAPORE AIRLINES LIMITED                                                                            209,895
      50,000   SINGAPORE POST LIMITED                                                                                 29,472
     101,500   SINOTRANS SHIPPING LIMITED                                                                             53,384
      29,000   SMRT CORPORATION LIMITED                                                                               32,013
         299   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                                18,463
      10,983   STAGECOACH GROUP PLC                                                                                   23,336
       9,613   THE GREAT EASTERN SHIPPING COMPANY LIMITED                                                             58,027
      10,910   THOMAS COOK GROUP PLC                                                                                  39,325
       9,577   TNT NV                                                                                                189,139
       1,735   TOGNUM AG                                                                                              26,445

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
TRANSPORTATION SERVICES (continued)
      50,000   TOKYU CORPORATION                                                                            $        226,539
      30,389   TOLL HOLDINGS LIMITED                                                                                 172,902
      11,600   TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                               33,754
      21,000   YAMATO HOLDINGS COMPANY LIMITED                                                                       261,518
       2,000   YOKOGAWA BRIDGE HOLDINGS CORPORATION                                                                   17,200
                                                                                                                   8,007,866
                                                                                                            ----------------
UTILITY - ELECTRIC: 0.07%
      28,970   KB FINANCIAL GROUP INCORPORATED                                                                       925,992
      26,606   KSK ENERGY VENTURES LIMITED+                                                                          123,764
      22,684   RELIANCE POWER LIMITED+                                                                                88,090
      11,792   TORRENT POWER LIMITED                                                                                  36,209
                                                                                                                   1,174,055
                                                                                                            ----------------
WASTE MANAGEMENT: 0.00%
       1,197   BFI CANADA LIMITED                                                                                     12,773
                                                                                                            ----------------
WATER TRANSPORTATION: 0.41%
          17   A.P. MOLLER-MAERSK A/S                                                                                104,702
      30,821   ALEXANDER & BALDWIN INCORPORATED                                                                      762,820
       8,321   AMERICAN COMMERCIAL LINES INCORPORATED+                                                               147,198
      19,400   CARNIVAL CORPORATION                                                                                  493,536
       3,513   CARNIVAL PLC                                                                                           91,426
      45,650   CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                                 14,522
       6,000   CHINESE MARITIME TRANSPORT LIMITED                                                                     17,238
      30,915   CIA SUDAMERICANA DE VAPORES SA                                                                         26,109
         227   COMPAGNIE MARITIME BELGE SA                                                                             6,998
      43,000   COSCO CORPORATION SINGAPORE LIMITED                                                                    38,601
     189,000   COSCO HOLDINGS                                                                                        263,500
         340   D S NORDEN                                                                                             13,144
       4,000   DAIICHI CHUO KISEN KAISHA                                                                              12,587
         524   DS TORM AS                                                                                              5,460
     220,000   EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                         129,602
      30,000   EZRA HOLDINGS LIMITED                                                                                  27,770
         578   FORTH PORTS PLC                                                                                         9,553
      23,560   GENCO SHIPPING & TRADING LIMITED<<                                                                    616,094
      38,900   GENERAL MARITIME CORPORATION<<                                                                        372,662
       5,670   HANJIN SHIPPING COMPANY LIMITED                                                                        89,898
       4,350   HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                                88,659
       4,200   IINO KAIUN KAISHA LIMITED                                                                              24,793
     134,600   INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                                     43,096
       1,100   INUI STEAMSHIP COMPANY LIMITED                                                                          8,230
      61,000   JAYA HOLDINGS LIMITED                                                                                  25,827
      30,000   KAWASAKI KISEN KAISHA LIMITED                                                                         135,538
      12,150   KIRBY CORPORATION+                                                                                    408,483
         300   KOREA LINE CORPORATION                                                                                 17,900
      14,000   MALAYSIAN BULK CARRIERS BHD                                                                            13,205
      76,200   MISC BHD                                                                                              183,459
      56,000   MITSUI OSK LINES LIMITED                                                                              399,205
      16,000   NEPTUNE ORIENT LINES LIMITED                                                                           17,117
      58,000   NIPPON YUSEN KABUSHIKI KAISHA                                                                         278,696
       4,000   NISSIN CORPORATION                                                                                      8,560
       7,000   ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                  30,373
      16,056   OVERSEAS SHIPHOLDING GROUP INCORPORATED<<                                                             543,014
      69,000   PACIFIC BASIN SHIPPING LIMITED                                                                         49,397
      17,127   PETRONET LNG LIMITED                                                                                   25,882
       2,269   PORT OF TAURANGA LIMITED                                                                                8,827
      14,200   PRECIOUS SHIPPING PCL                                                                                   7,112
      73,800   REGIONAL CONTAINER LINES PCL                                                                           17,423
      34,235   ROYAL CARIBBEAN CRUISES LIMITED<<                                                                     515,579

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
WATER TRANSPORTATION (continued)
         266   SCHMITT INDUSTRIES INCORPORATED                                                              $         15,753
      10,900   SCOMI MARINE BHD                                                                                        1,689
       2,000   SHINWA KAIUN KAISHA LIMITED                                                                             6,190
      35,800   SINCERE NAVIGATION CORPORATION                                                                         44,688
       3,000   STX PAN OCEAN COMPANY LIMITED                                                                          30,684
      20,000   TAIWAN NAVIGATION COMPANY LIMITED                                                                      41,984
      10,966   TEEKAY CORPORATION                                                                                    175,895
      81,840   THORESEN THAI AGENCIES PCL                                                                             52,477
      42,000   U-MING TRANSPORT CORPORATION                                                                           88,075
                                                                                                                   6,551,230
                                                                                                            ----------------
WHOLESALE - SPECIAL LINE: 0.00%
         500   NICHIDEN CORPORATION                                                                                   13,784
                                                                                                            ----------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.92%
      14,883   AIRGAS INCORPORATED                                                                                   628,956
      25,072   ALFA SA DE CV                                                                                          67,286
       1,800   ALFRESA HOLDINGS CORPORATION                                                                           74,118
      16,033   BROWN-FORMAN CORPORATION CLASS B                                                                      703,047
      16,400   CARDINAL HEALTH INCORPORATED                                                                          586,300
      45,200   DEAN FOODS COMPANY+                                                                                   849,760
         131   EMS-CHEMIE HOLDINGS AG                                                                                 12,898
      27,071   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                           431,241
      53,500   ESPRIT HOLDINGS LIMITED                                                                               342,253
      34,211   FRESH DEL MONTE PRODUCE INCORPORATED+                                                                 606,903
         110   GALENICA AG                                                                                            33,608
      19,683   HENRY SCHEIN INCORPORATED+<<                                                                          896,364
       2,500   HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                  38,672
     141,575   INCHCAPE PLC                                                                                           39,065
     172,900   IT CITY PCL                                                                                            19,984
      74,000   ITOCHU CORPORATION                                                                                    538,997
       8,439   JARDINE CYCLE & CARRIAGE LIMITED                                                                       96,478
       4,379   JERONIMO MARTINS                                                                                       29,245
       9,390   KT&G CORPORATION                                                                                      509,915
         516   LG CHEM LIMITED                                                                                        63,206
         515   LG HAUSYS LIMITED+                                                                                     49,855
     110,000   LI & FUNG LIMITED                                                                                     298,209
       5,519   MEDA AB CLASS A                                                                                        40,428
      31,862   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                1,462,147
       9,800   MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                               115,095
       2,837   METRO INCORPORATED CLASS A                                                                             99,759
      17,300   NIKE INCORPORATED CLASS B                                                                             986,965
      39,082   NU SKIN ENTERPRISES INCORPORATED<<                                                                    565,126
      24,000   PRIME SUCCESS INTERNATIONAL GROUP LIMITED                                                              12,632
       2,700   SANKYO COMPANY LIMITED                                                                                143,430
       6,337   SASKATCHEWAN WHEAT POOL+                                                                               53,691
       4,000   SATORI ELECTRIC COMPANY LIMITED                                                                        19,019
      21,771   SIEMENS AG                                                                                          1,591,357
      58,600   SOJITZ CORPORATION                                                                                    117,741
         630   SOS CUETARA SA                                                                                          3,333
      55,461   SUPERVALU INCORPORATED                                                                                920,653
      28,248   SYSCO CORPORATION                                                                                     676,822
       2,300   TOHO PHARMACEUTICAL                                                                                    23,126
      16,279   TRACTOR SUPPLY COMPANY+<<                                                                             624,788
     288,770   UNI-PRESIDENT ENTERPRISES CORPORATION                                                                 322,510
       3,219   UNITED DRUG PLC                                                                                         8,466
                                                                                                                  14,703,448
                                                                                                            ----------------
WHOLESALE TRADE-DURABLE GOODS: 0.77%
       1,800   ABC-MART INCORPORATED                                                                                  40,785

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
WHOLESALE TRADE-DURABLE GOODS (continued)
       3,353   ALESCO CORPORATION LIMITED                                                                   $          8,913
      30,430   ARROW ELECTRONICS INCORPORATED+                                                                       736,102
         600   AS ONE CORPORATION                                                                                     10,053
       3,100   CANON MARKETING JAPAN INCORPORATED                                                                     42,563
       1,781   CELESIO AG                                                                                             40,430
     215,000   CMC MAGNETICS CORPORATION+                                                                             52,087
       7,271   DAEWOO INTERNATIONAL CORPORATION                                                                      167,057
      12,180   DIGITAL CHINA HOLDINGS LIMITED                                                                          8,422
       3,500   FINNING INTERNATIONAL INCORPORATED                                                                     47,479
       3,100   FUJI ELECTRONICS COMPANY LIMITED                                                                       24,115
       4,800   HAKUTO COMPANY LIMITED                                                                                 30,732
       3,309   HALFORDS GROUP                                                                                         17,387
       4,310   HANWHA CHEMICAL (KOREA) CORPORATION                                                                   121,041
      12,000   HANWHA CHEMICAL CORPORATION                                                                            50,096
      46,690   HILL-ROM HOLDINGS INCORPORATED<<                                                                      754,510
       2,543   HYOSUNG CORPORATION                                                                                   215,361
       2,200   INABA DENKI SANGYO COMPANY LIMITED                                                                     50,228
      36,548   INGRAM MICRO INCORPORATED+                                                                            603,773
      34,512   INSIGHT ENTERPRISES INCORPORATED+                                                                     260,566
       2,000   ITOCHU ENEX COMPANY LIMITED                                                                            12,803
       7,000   IWATANI INTERNATIONAL CORPORATION                                                                      19,440
       4,000   JAPAN PULP & PAPER COMPANY LIMITED                                                                     11,782
       9,000   JFE SHOJI HOLDINGS INCORPORATED                                                                        32,996
       3,800   KAGA ELECTRONICS COMPANY LIMITED                                                                       38,138
      12,000   KANEMATSU CORPORATION+                                                                                 11,162
       3,500   KATO SANGYO COMPANY LIMITED                                                                            52,388
       3,100   KURODA ELECTRIC COMPANY LIMITED                                                                        30,024
          30   KYOCERA CORPORATION                                                                                     2,356
       1,600   LG INTERNATIONAL CORPORATION                                                                           35,342
      30,544   LKQ CORPORATION+                                                                                      467,018
       1,300   MACNICA INCORPORATED                                                                                   17,457
       9,014   MARTIN MARIETTA MATERIALS INCORPORATED<<                                                              734,371
      36,157   METCASH LIMITED                                                                                       121,873
          33   MITSUBISHI CORPORATION                                                                                  1,251
      81,000   MITSUI & COMPANY LIMITED                                                                            1,038,597
         263   MITSUI & COMPANY LIMITED ADR                                                                           66,728
       6,000   NAGASE & COMPANY LIMITED                                                                               57,080
       5,800   NIDEC CORPORATION                                                                                     334,106
      27,145   OMNICARE INCORPORATED                                                                                 733,729
      21,232   OWENS & MINOR INCORPORATED                                                                            744,394
      34,472   PEP BOYS-MANNY, MOE & JACK                                                                            243,028
      38,778   PREMIER FOODS PLC                                                                                      23,693
      16,323   RELIANCE STEEL & ALUMINUM COMPANY                                                                     620,111
       1,438   RUSSEL METALS INCORPORATED                                                                             18,967
         700   RYOSHOKU LIMITED                                                                                       16,933
         800   RYOYO ELECTRO CORPORATION                                                                               6,715
      11,841   SAMSUNG CORPORATION                                                                                   443,778
       1,291   STRAUSS GROUP LIMITED                                                                                  12,683
         988   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                            3,754
     142,751   SYCAMORE NETWORKS INCORPORATED+                                                                       428,253
       7,000   TAT HONG HOLDINGS LIMITED                                                                               5,411
      37,675   TECH DATA CORPORATION+                                                                              1,206,354
       2,000   TOKAI CORPORATION                                                                                       7,967
       2,600   TOMEN ELECTRONICS CORPORATION                                                                          25,116
       1,316   TOROMONT INDUSTRIES LIMITED                                                                            27,471
       3,700   TOYO CORPORATION                                                                                       36,453
         900   TRUSCO NAKAYAMA CORPORATION                                                                            12,971
         620   TRYGVESTA A/S                                                                                          36,916
         432   UNI-SELECT INCORPORATED                                                                                11,079
       2,100   VALOR COMPANY LIMITED                                                                                  16,012
       7,525   WOLSELEY PLC                                                                                          127,870
      53,945   WPG HOLDINGS COMPANY LIMITED                                                                           57,960
      14,080   WW GRAINGER INCORPORATED<<                                                                          1,109,893

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
WHOLESALE TRADE-DURABLE GOODS (continued)
       2,000   YOKOHAMA REITO COMPANY                                                                       $         12,206
      10,000   YUASA TRADING COMPANY LIMITED                                                                          11,037
                                                                                                                  12,367,366
                                                                                                            ----------------
TOTAL COMMON STOCKS (COST $1,888,427,320)                                                                      1,538,544,718
                                                                                                            ----------------
RIGHTS: 0.01%
      13,067   3I GROUP PLC RIGHTS +                                                                                  22,176
       8,423   AMP NZ OFFICE TRUST RIGHTS +                                                                              459
       1,497   BOSKALIS COUPONS+(A)                                                                                        0
       1,567   CASINO GUICHARD PERRACHON SA RIGHTS +(A)                                                                    0
      46,971   CHAMPION TECH HOLDINGS RIGHTS +(A)                                                                        848
      12,534   CIA SUDAMERICANA RIGHTS +                                                                               5,248
       5,400   ENIRO AB RIGHTS +(A)                                                                                    3,461
      49,425   FORTIS RIGHTS(A) +                                                                                          0
       1,730   FUGRO COUPONS+(A)                                                                                           0
      12,634   GRUPO SECURITY SA RIGHTS +(A)                                                                             742
     145,185   LLOYDS BANKING GROUP PLC RIGHTS +(A)                                                                   70,398
         680   LONMIN PLC RIGHTS +                                                                                     5,556
         910   PRECISION DRILLING TRUST RIGHTS +                                                                         375
          44   RIETER HOLDING AG RIGHTS +                                                                                231
      94,558   ROYAL DUTCH SHELL COUPONS+(A)                                                                               0
         266   SMIT INTERNATIONALE COUPON+(A)                                                                              0
       2,166   TRAVIS PERKINS PLC RIGHTS +                                                                             5,986
      41,172   UNILEVER COUPONS+(A)                                                                                        0
TOTAL RIGHTS (COST $532,060)                                                                                         115,480
                                                                                                            ----------------
WARRANTS: 0.00%
       2,479   BEACH PETROLEUM LIMITED WARRANTS+                                                                          62
       1,583   BURU ENERGY LIMITED WARRANT+                                                                               28
       3,300   IJM LAND BHD WARRANTS+                                                                                    590
     203,875   MATAHARI PUTRA WARRANTS+                                                                                  416
      17,515   OSIM WARRANTS+                                                                                            606
       5,759   PYI CORPORATION WARRANT+                                                                                   39
         321   RESOLUTE MINING LIMITED WARRANT+                                                                           85
         700   TAT HONG HOLDINGS LIMITED WARRANTS+                                                                        51
      16,423   UNIONE DI BANCHE ITALIANE SCPA WARRANTS+(A)                                                                 0
TOTAL WARRANTS (COST $1,132)                                                                                           1,877
                                                                                                            ----------------
PREFERRED STOCKS: 0.91%
      32,000   ARACRUZ CELULOSE SA PREFERRED CLASS B                                                                  54,808
     118,779   BANCO BRADESCO SA PREFERRED                                                                         1,803,183
     142,938   BANCO ITAU HOLDING FINANCEIRA SA PREFERRED                                                          2,313,779
         557   CASINO GUICHARD PERRACHON SA PREFERRED                                                                 34,797
      12,754   CIA DE BEBIDAS DAS AMERICAS PREFERRED SHARES                                                          838,902
      27,893   CIA ENERGETICA DE MINAS GERAIS PREFERRED                                                              370,143
     168,630   COMPANHIA VALE DO RIO DOCE PREFERRED CLASS A                                                        2,782,789
       8,213   EMBOTELLADORA ANDINA SA A SHARES PREFERRED                                                             18,345
       7,326   EMBOTELLADORA ANDINA SA B SHARES PREFERRED                                                             20,144
      53,802   GERDAU SA PREFERRED                                                                                   563,286
      14,814   HKC HOLDINGS LIMITED+                                                                                     745
       1,029   HONG KONG ENERGY HOLDINGS LIMITED+                                                                         60
       5,767   MALAYSIAN AIRLINE PREFERRED SHARES                                                                      1,304
      20,856   METALURGICA GERDAU SA PREFERRED                                                                       279,832
     250,704   PETROLEO BRASILEIRO SA PREFERRED                                                                    4,383,115
         964   RWE AG PREFERRED                                                                                       69,925
      20,877   TELE NORTE LESTE PARTICIPACOES SA PREFERRED                                                           370,196
       3,803   TELECOMUNICACOES DE SAO PAULO SA                                                                       88,098

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                      VALUE
------------   ----------------------------------------------------------                                   ----------------
PREFERRED STOCKS (continued)
      18,590   UNIPOL PREFERRED                                                                             $         16,514
      20,301   USINAS SIDERURGICAS DE MINAS GERAIS SA PREFERRED CLASS A                                              402,388
       2,593   VOLKSWAGEN AG PREFERRED                                                                               185,524
TOTAL PREFERRED STOCKS (COST $13,205,728)                                                                         14,597,877
                                                                                                            ----------------

                                                                            INTEREST RATE   MATURITY DATE
                                                                            -------------   -------------
PREFERRED STOCKS (CONVERTIBLE): 0.00%
         357   MACQUARIE AIRPORT (CONVERTIBLE)                                   6.48%        01/01/2010              30,022
                                                                                                            ----------------
TOTAL PREFERED STOCKS (CONVERTIBLE) (COST $29,723)                                                                    30,022
                                                                                                            ----------------
COLLATERAL FOR SECURITIES LENDING: 12.64%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.50%
      10,033,699   AIM STIT-LIQUID ASSETS PORTFOLIO                                                               10,033,699
      10,033,699   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                   10,033,699
      10,033,699   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                     10,033,699
      10,033,699   DWS MONEY MARKET SERIES INSTITUTIONAL                                                          10,033,699
                                                                                                                  40,134,796
                                                                                                            ----------------

  PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.14%
$    688,587   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                   0.47         06/02/2009             688,560
   3,049,458   AMSTERDAM FUNDING CORPORATION++(P)                                0.35         06/01/2009           3,049,398
   2,941,251   ANTALIS US FUNDING CORPORATION++(P)                               0.35         06/10/2009           2,940,936
   2,122,718   ATLANTIC ASSET SECURITIZATION CORPORATION++(P)                    0.30         06/10/2009           2,122,523
   6,128,819   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,128,916)         0.19         06/01/2009           6,128,819
     983,696   BANK OF IRELAND                                                   0.40         06/02/2009             983,696
   2,164,721   BARTON CAPITAL CORPORATION++(P)                                   0.25         06/12/2009           2,164,526
     983,696   BNP PARIBAS (NEW YORK)                                            0.28         06/08/2009             983,691
   2,360,870   BNP PARIBAS (NEW YORK)                                            1.75         06/16/2009           2,362,540
   2,951,088   BRYANT BANK FUNDING LLC++(P)                                      0.26         06/26/2009           2,950,513
     742,986   BRYANT BANK FUNDING LLC++(P)                                      0.27         06/22/2009             742,857
     393,478   CALCASIEU PARISH LA+/-SS                                          0.75         12/01/2027             393,478
     541,033   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-SS       0.75         06/01/2028             541,033
   3,442,936   CALYON (NEW YORK)                                                 0.25         06/22/2009           3,442,936
   3,492,121   CANCARA ASSET SECURITIZATION LIMITED++                            0.40         06/15/2009           3,491,500
   2,164,131   CBA (DELAWARE) FINANCE INCORPORATED(P)                            0.26         06/29/2009           2,163,662
   2,023,414   CHEYNE FINANCE LLC++(A)+/-####(I)                                 0.00         02/25/2008              33,386
   1,557,822   CHEYNE FINANCE LLC++(A)+/-####(I)                                 0.00         05/19/2008              25,704
     260,434   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                         1.10         10/01/2038             260,434
     786,957   COOK COUNTY IL+/-SS                                               0.90         11/01/2030             786,957
   2,262,501   DANSKE BANK A/S COPENHAGEN                                        0.38         06/01/2009           2,262,501
   1,770,653   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS                      2.00         12/15/2037           1,770,653
   1,082,066   DEUTSCHE BANK (NEW YORK)                                          0.62         06/25/2009           1,082,315
   6,128,819   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,128,911)            0.18         06/01/2009           6,128,819
   3,246,197   DEXIA CREDIT LOCAL DE FRANCE SA                                   0.35         06/01/2009           3,246,197
   2,262,501   DNB NOR BANK ASA                                                  0.78         06/29/2009           2,263,405
     590,218   E.ON AG++                                                         0.35         06/11/2009             590,149
   3,442,936   E.ON AG++                                                         0.41         06/02/2009           3,442,818
   1,377,174   EBBETS FUNDING LLC++(P)                                           0.50         06/02/2009           1,377,117
     688,587   EBBETS FUNDING LLC++(P)                                           0.50         06/03/2009             688,549
     295,109   ELYSIAN FUNDING LLC++(P)                                          0.50         06/02/2009             295,097
     786,957   ELYSIAN FUNDING LLC++(P)                                          0.50         06/03/2009             786,913

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  2,459,043   ENTERPRISE FUNDING LLC++(P)                                       0.55%        06/02/2009    $      2,458,931
   3,400,342   FAIRWAY FINANCE CORPORATION++(P)                                  0.25         06/22/2009           3,399,799
   3,442,936   FORTIS FUNDING LLC++                                              0.23         06/01/2009           3,442,892
     295,109   GDF SUEZ++                                                        0.28         06/18/2009             295,065
   3,147,827   GDF SUEZ++                                                        0.32         06/23/2009           3,147,156
     491,848   GEMINI SECURITIZATION INCORPORATED++(P)                           0.28         06/17/2009             491,779
     666,257   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $666,266)              0.17         06/01/2009             666,257
     295,109   GRAMPIAN FUNDING++(P)                                             0.39         06/04/2009             295,093
   7,312,917   GRYPHON FUNDING LIMITED(A)+/-(I)                                  0.00         08/23/2009           2,305,031
     162,310   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS             2.10         11/01/2042             162,310
   1,475,544   HOUSTON TX UTILITY SYSTEM+/-SS                                    0.55         05/15/2034           1,475,544
     491,848   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-SS           0.35         07/01/2029             491,848
     196,739   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-SS                0.75         01/01/2018             196,739
     590,218   INTESA FUNDING LLC                                                0.25         06/01/2009             590,209
     983,696   IRISH LIFE & PERMANENT PLC++                                      0.55         06/02/2009             983,651
     688,587   IRISH LIFE & PERMANENT PLC++                                      0.60         06/03/2009             688,541
     885,326   IRISH LIFE & PERMANENT PLC++                                      0.60         06/05/2009             885,238
   1,682,120   JPMORGAN CHASE FUNDING INCORPORATED++                             0.25         06/02/2009           1,682,085
     295,109   KANSAS CITY MO SPECIAL OBLIGATION+/-SS                            0.65         04/15/2025             295,109
   2,164,131   KBC BANK NV BRUSSELS                                              0.35         06/01/2009           2,164,131
   1,672,283   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                    0.28         06/01/2009           1,672,257
   3,442,936   LIBERTY STREET FUNDING CORPORATION++(P)                           0.26         06/22/2009           3,442,364
   1,475,544   LMA AMERICAS LLC++(P)                                             0.29         06/23/2009           1,475,259
   3,270,789   MASSACHUSETTS HEFA+/-SS                                           0.30         10/01/2034           3,270,789
   2,951,088   MATCHPOINT MASTER TRUST++(P)                                      0.30         06/26/2009           2,950,424
     422,989   MISSISSIPPI STATE GO+/-SS                                         2.00         11/01/2028             422,989
   1,475,544   MONT BLANC CAPITAL CORPORATION++(P)                               0.30         06/19/2009           1,475,298
     393,478   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS                         0.26         02/01/2036             393,478
   1,377,174   NATIONWIDE BUILDING SOCIETY++                                     0.28         06/18/2009           1,376,971
   2,114,946   NATIONWIDE BUILDING SOCIETY++                                     0.38         06/11/2009           2,114,678
   1,573,914   NATIXIS                                                           0.28         06/04/2009           1,573,914
     196,739   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                          3.50         01/01/2018             196,739
   1,278,805   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(P)                      0.30         06/17/2009           1,278,613
     295,109   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(P)                      0.40         06/17/2009             295,050
     639,402   NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS                          0.44         01/01/2034             639,402
   2,963,581   OLD LINE FUNDING CORPORATION++(P)                                 0.30         06/04/2009           2,963,457
   3,738,045   PRUDENTIAL PLC++                                                  0.37         06/17/2009           3,737,353
   3,934,784   RABOBANK NEDERLAND NV (NEW YORK)                                  0.19         06/01/2009           3,934,784
   1,182,894   RANGER FUNDING CORPORATION++(P)                                   0.30         06/16/2009           1,182,727
   1,721,468   REGENCY MARKETS #1 LLC++(P)                                       0.37         06/10/2009           1,721,273
   1,967,392   REGENCY MARKETS #1 LLC++(P)                                       0.38         06/15/2009           1,967,060
     196,739   ROYAL BANK OF SCOTLAND (NEW YORK)                                 1.25         06/03/2009             196,761
     983,696   ROYAL BANK OF SCOTLAND PLC                                        0.25         06/01/2009             983,696
   2,655,979   ROYAL BANK OF SCOTLAND PLC(P)                                     0.35         06/01/2009           2,655,928
     590,218   SALISBURY RECEIVABLES COMPANY++(P)                                0.25         06/22/2009             590,123
   1,672,283   SCALDIS CAPITAL LIMITED++(P)                                      0.45         06/04/2009           1,672,179
   1,770,653   SCALDIS CAPITAL LIMITED++(P)                                      0.45         06/05/2009           1,770,520
   3,639,675   SOCIETE GENERALE BANNON LLC                                       0.32         06/25/2009           3,639,675
     688,587   STARBIRD FUNDING CORPORATION++(P)                                 0.30         06/15/2009             688,495
   1,869,022   STRAIGHT A FUNDING LLC++(P)                                       0.28         06/24/2009           1,868,659
     885,326   SVENSKA HANDELSBANKEN (NEW YORK)                                  1.00         06/12/2009             885,566
     491,848   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(P)           0.25         06/03/2009             491,834
   3,273,248   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(P)           0.30         06/18/2009           3,272,730
   1,151,121   TULIP FUNDING CORPORATION++(P)                                    0.26         06/26/2009           1,150,897
   2,262,501   TULIP FUNDING CORPORATION++(P)                                    0.28         06/18/2009           2,262,166
     885,326   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS                 0.35         07/01/2032             885,326
   1,338,810   UBS AG (STAMFORD CT)                                              1.34         06/02/2009           1,338,926
   2,360,870   UBS FINANCE (DELAWARE) LLC                                        0.20         06/01/2009           2,360,844
   3,639,675   UNICREDITO ITALIANO (NEW YORK)                                    0.45         06/30/2009           3,639,689
     295,109   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS                 0.58         12/15/2040             295,109
     885,326   VERSAILLES CP LLC++(P)                                            0.50         06/03/2009             885,277
     295,109   VERSAILLES CP LLC++(P)                                            0.55         06/02/2009             295,095

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
   2,676,906   VICTORIA FINANCE LLC++(A)+/-####(I)                               0.29         07/28/2008    $      1,124,300
   1,554,493   VICTORIA FINANCE LLC++(A)+/-####(I)                               0.32         08/07/2008             652,887
   1,902,252   VICTORIA FINANCE LLC++(A)+/-####(I)                               0.66         04/03/2008             798,946
   3,087,466   VICTORIA FINANCE LLC++(A)+/-####(I)                               0.67         02/15/2008           1,296,736
   3,962,706   WHITE PINE FINANCE LLC++(A)+/-####(I)                             0.62         02/22/2008             412,393
   1,908,370   WINDMILL FUNDING CORPORATION++(P)                                 0.32         06/10/2009           1,908,188
                                                                                                                 162,416,914
                                                                                                            ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $208,689,899)                                                      202,551,710
                                                                                                            ----------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 2.60%
  41,702,097   WELLS FARGO ADVANTAGE MONEY MARKET TRUST ~+++                                                      41,702,097
                                                                                                            ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $41,702,097)                                                                   41,702,097
                                                                                                            ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,152,587,959)*                                             112.18%                                  $  1,797,543,781
OTHER ASSETS AND LIABILITIES, NET                                  (12.18)                                      (195,105,470)
                                                                   ------                                   ----------------
TOTAL NET ASSETS                                                   100.00%                                  $  1,602,438,311
                                                                   ======                                   ================

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(L)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,924,586.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(I)  ILLIQUID SECURITY.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(P)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A TOAL COST OF $41,702,097.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,152,587,959 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  66,687,181
GROSS UNREALIZED DEPRECIATION                 (421,731,359)
                                             -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(355,044,178)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
CORPORATE BONDS & NOTES: 20.88%
AGRICULTURAL SERVICES: 0.01%
$    150,000   BUNGE LIMITED FINANCE CORPORATION                                 5.10%        07/15/2015    $        135,468
                                                                                                            ----------------
APPAREL & ACCESSORY STORES: 0.01%
      65,000   KOHL'S CORPORATION                                                6.00         01/15/2033              52,455
      60,000   NORDSTROM INCORPORATED                                            6.75         06/01/2014              60,395
                                                                                                                     112,850
                                                                                                            ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.01%
     100,000   VF CORPORATION                                                    5.95         11/01/2017              96,660
                                                                                                            ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.03%
     100,000   AUTOZONE INCORPORATED                                             6.50         01/15/2014             101,982
     250,000   JOHNSON CONTROLS INCORPORATED<<                                   5.50         01/15/2016             226,605
                                                                                                                     328,587
                                                                                                            ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
     100,000   RYDER SYSTEM INCORPORATED SERIES MTN                              5.85         03/01/2014              94,450
                                                                                                            ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.01%
      65,000   MDC HOLDINGS INCORPORATED                                         5.38         07/01/2015              59,233
      65,000   TOLL BROTHERS FINANCE CORPORATION                                 5.15         05/15/2015              54,622
                                                                                                                     113,855
                                                                                                            ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.21%
     150,000   BROWN-FORMAN CORPORATION                                          5.20         04/01/2012             159,599
     180,000   CRH AMERICA INCORPORATED                                          5.30         10/15/2013             163,843
     100,000   CRH AMERICA INCORPORATED                                          5.63         09/30/2011              97,692
      50,000   CRH AMERICA INCORPORATED                                          6.00         09/30/2016              42,002
     200,000   CRH AMERICA INCORPORATED                                          8.13         07/15/2018             187,240
     180,000   HOME DEPOT INCORPORATED                                           4.63         08/15/2010             183,211
     100,000   HOME DEPOT INCORPORATED                                           5.20         03/01/2011             103,332
      50,000   HOME DEPOT INCORPORATED                                           5.25         12/16/2013              51,419
     680,000   HOME DEPOT INCORPORATED                                           5.40         03/01/2016             667,062
     250,000   HOME DEPOT INCORPORATED                                           5.88         12/16/2036             200,523
     400,000   LOWE'S COMPANIES INCORPORATED                                     5.00         10/15/2015             405,462
      75,000   LOWE'S COMPANIES INCORPORATED                                     6.50         03/15/2029              71,561
                                                                                                                   2,332,946
                                                                                                            ----------------
BUSINESS SERVICES: 0.34%
     150,000   COMPUTER SCIENCES CORPORATION SERIES WI                           6.50         03/15/2018             150,279
     180,000   ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                      6.00         08/01/2013             193,663
     100,000   FISERV INCORPORATED                                               6.13         11/20/2012             102,157
     100,000   FISERV INCORPORATED                                               6.80         11/20/2017              96,758
   1,725,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                  6.00         06/15/2012           1,800,486
     300,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                5.30         05/01/2012             234,579
     130,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                5.65         06/01/2014              97,505
     190,000   MICROSOFT CORPORATION                                             2.95         06/01/2014             188,405
     175,000   MICROSOFT CORPORATION                                             4.20         06/01/2019             172,188
     110,000   MICROSOFT CORPORATION                                             5.20         06/01/2039             106,269
     250,000   ORACLE CORPORATION                                                5.75         04/15/2018             269,404
     250,000   ORACLE CORPORATION                                                6.50         04/15/2038             262,425
                                                                                                                   3,674,118
                                                                                                            ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
CHEMICALS: 0.06%
$    100,000   DOW CHEMICAL COMPANY<<                                            6.00%        10/01/2012    $        100,039
     100,000   DOW CHEMICAL COMPANY                                              7.38         11/01/2029              83,473
     185,000   DOW CHEMICAL COMPANY                                              7.60         05/15/2014             187,258
     155,000   DOW CHEMICAL COMPANY                                              8.55         05/15/2019             154,985
     135,000   DOW CHEMICAL COMPANY                                              9.40         05/15/2039             138,000
                                                                                                                     663,755
                                                                                                            ----------------
CHEMICALS & ALLIED PRODUCTS: 0.91%
     150,000   ABBOTT LABORATORIES                                               5.60         05/15/2011             161,377
   1,000,000   ABBOTT LABORATORIES                                               5.60         11/30/2017           1,063,135
     150,000   ABBOTT LABORATORIES<<                                             5.88         05/15/2016             160,743
     100,000   AMGEN INCORPORATED                                                6.38         06/01/2037             101,776
     250,000   AMGEN INCORPORATED                                                6.40         02/01/2039             255,000
     750,000   BRISTOL-MYERS SQUIBB COMPANY                                      5.88         11/15/2036             753,541
     150,000   CLOROX COMPANY                                                    5.00         03/01/2013             153,872
     300,000   CLOROX COMPANY                                                    5.00         01/15/2015             300,879
     100,000   CLOROX COMPANY                                                    5.45         10/15/2012             104,689
      90,000   CLOROX COMPANY                                                    5.95         10/15/2017              90,463
     100,000   COLGATE-PALMOLIVE COMPANY SERIES MTN                              5.20         11/07/2016             104,318
     565,000   E.I. DU PONT DE NEMOURS & COMPANY                                 4.88         04/30/2014             591,945
     200,000   E.I. DU PONT DE NEMOURS & COMPANY                                 5.00         07/15/2013             209,058
      50,000   E.I. DU PONT DE NEMOURS & COMPANY                                 5.25         12/15/2016              50,938
      25,000   E.I. DU PONT DE NEMOURS & COMPANY                                 5.60         12/15/2036              22,426
     625,000   E.I. DU PONT DE NEMOURS & COMPANY                                 6.00         07/15/2018             664,627
     200,000   EASTMAN CHEMICAL COMPANY                                          7.60         02/01/2027             169,982
     100,000   ESTEE LAUDER COMPANY INCORPORATED                                 7.75         11/01/2013             106,886
     125,000   GENENTECH INCORPORATED                                            4.40         07/15/2010             128,229
      45,000   HOSPIRA INCORPORATED SERIES GMTN                                  6.40         05/15/2015              45,736
     250,000   JOHNSON & JOHNSON                                                 5.55         08/15/2017             267,816
     300,000   JOHNSON & JOHNSON                                                 5.85         07/15/2038             321,989
      65,000   LUBRIZOL CORPORATION                                              5.50         10/01/2014              61,706
     100,000   MONSANTO COMPANY                                                  5.50         08/15/2025              95,054
      50,000   PPG INDUSTRIES INCORPORATED                                       5.75         03/15/2013              50,652
     100,000   PPG INDUSTRIES INCORPORATED                                       6.65         03/15/2018              99,865
      75,000   PRAXAIR INCORPORATED                                              5.38         11/01/2016              73,559
     150,000   PRAXAIR INCORPORATED                                              6.38         04/01/2012             164,527
     750,000   PROCTER & GAMBLE COMPANY<<                                        3.50         02/15/2015             757,279
     125,000   PROCTER & GAMBLE COMPANY                                          4.60         01/15/2014             131,698
     500,000   PROCTER & GAMBLE COMPANY                                          4.85         12/15/2015             520,438
     100,000   PROCTER & GAMBLE COMPANY                                          5.80         08/15/2034             100,254
     225,000   SCHERING-PLOUGH CORPORATION                                       6.55         09/15/2037             228,410
     120,000   SCHERING-PLOUGH CORPORATION                                       6.75         12/01/2033             126,664
     200,000   TEVA PHARMACEUTICAL FINANCE LLC                                   6.15         02/01/2036             187,996
     500,000   WYETH                                                             5.45         04/01/2017             507,605
     180,000   WYETH                                                             5.50         02/15/2016             186,322
     625,000   WYETH                                                             6.00         02/15/2036             590,846
     300,000   WYETH                                                             6.95         03/15/2011             324,471
                                                                                                                  10,036,771
                                                                                                            ----------------
COMMUNICATIONS: 2.28%
      65,000   AMERICA MOVIL SA DE CV                                            6.38         03/01/2035              58,179
     325,000   AT&T INCORPORATED                                                 5.10         09/15/2014             336,715
   1,000,000   AT&T INCORPORATED                                                 5.50         02/01/2018           1,005,600
     500,000   AT&T INCORPORATED<<                                               5.60         05/15/2018             506,405
     300,000   AT&T INCORPORATED                                                 6.25         03/15/2011             319,581
     570,000   AT&T INCORPORATED                                                 6.50         09/01/2037             549,822
     500,000   AT&T INCORPORATED<<                                               6.55         02/15/2039             488,310
     200,000   AT&T INCORPORATED                                                 6.70         11/15/2013             219,859
     550,000   AT&T INCORPORATED                                                 8.00         11/15/2031             619,757
     360,000   AT&T WIRELESS                                                     7.88         03/01/2011             391,302

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
COMMUNICATIONS (continued)
$  1,000,000   AT&T WIRELESS                                                     8.13%        05/01/2012    $      1,112,096
     225,000   AT&T WIRELESS                                                     8.75         03/01/2031             262,107
     250,000   BELLSOUTH CAPITAL FUNDING CORPORATION                             7.88         02/15/2030             254,918
     325,000   BELLSOUTH CORPORATION                                             5.20         09/15/2014             337,458
     180,000   BELLSOUTH CORPORATION                                             6.00         11/15/2034             160,063
     180,000   BELLSOUTH CORPORATION                                             6.55         06/15/2034             165,886
     180,000   BRITISH TELEPHONE PLC                                             8.63         12/15/2010             191,029
     180,000   CBS CORPORATION                                                   4.63         05/15/2018             139,551
     200,000   CBS CORPORATION                                                   8.88         05/15/2019             198,745
     100,000   CENTURYTEL INCORPORATED                                           5.00         02/15/2015              88,500
     240,000   CENTURYTEL INCORPORATED                                           6.00         04/01/2017             212,400
   1,000,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                8.38         03/15/2013           1,113,889
     350,000   COMCAST CABLE HOLDINGS LLC                                        7.13         02/15/2028             317,978
     100,000   COMCAST CORPORATION                                               4.95         06/15/2016              95,607
     300,000   COMCAST CORPORATION                                               5.30         01/15/2014             305,160
     200,000   COMCAST CORPORATION                                               5.45         11/15/2010             208,106
      75,000   COMCAST CORPORATION                                               5.88         02/15/2018              75,287
     225,000   COMCAST CORPORATION                                               5.90         03/15/2016             227,266
     500,000   COMCAST CORPORATION                                               6.30         11/15/2017             512,571
     150,000   COMCAST CORPORATION                                               6.45         03/15/2037             141,120
     200,000   COMCAST CORPORATION                                               6.50         11/15/2035             194,294
     400,000   COMCAST CORPORATION                                               6.95         08/15/2037             400,828
     180,000   COX COMMUNICATIONS INCORPORATED                                   5.45         12/15/2014             177,630
     300,000   COX COMMUNICATIONS INCORPORATED                                   7.13         10/01/2012             314,299
     100,000   EMBARQ CORPORATION                                                6.74         06/01/2013              98,250
     350,000   EMBARQ CORPORATION                                                7.08         06/01/2016             343,000
     120,000   MOTOROLA INCORPORATED                                             7.63         11/15/2010             121,202
     300,000   QWEST CORPORATION                                                 6.88         09/15/2033             210,000
     500,000   QWEST CORPORATION                                                 7.50         06/15/2023             397,500
      35,000   QWEST CORPORATION++                                               8.38         05/01/2016              34,388
      65,000   REED ELSEVIER CAPITAL INCORPORATED                                4.63         06/15/2012              63,065
     415,000   TELECOM ITALIA CAPITAL SA                                         5.25         11/15/2013             403,332
     150,000   TIME WARNER CABLE INCORPORATED                                    5.85         05/01/2017             148,154
     250,000   TIME WARNER CABLE INCORPORATED                                    6.55         05/01/2037             232,463
   1,000,000   TIME WARNER CABLE INCORPORATED<<                                  6.75         07/01/2018           1,032,990
     150,000   TIME WARNER CABLE INCORPORATED                                    7.50         04/01/2014             162,698
     150,000   TIME WARNER CABLE INCORPORATED                                    8.25         02/14/2014             166,997
     150,000   TIME WARNER CABLE INCORPORATED                                    8.25         04/01/2019             168,048
     100,000   TIME WARNER CABLE INCORPORATED                                    8.75         02/14/2019             114,685
     250,000   TIME WARNER COMPANIES INCORPORATED                                7.57         02/01/2024             225,618
     150,000   TIME WARNER ENTERTAINMENT COMPANY LP                              8.38         07/15/2033             155,753
     500,000   TIME WARNER INCORPORATED                                          5.88         11/15/2016             482,695
      50,000   TIME WARNER INCORPORATED                                          6.50         11/15/2036              40,626
     360,000   TIME WARNER INCORPORATED                                          6.88         05/01/2012             379,001
     325,000   TIME WARNER INCORPORATED                                          7.63         04/15/2031             295,958
     300,000   TIME WARNER INCORPORATED                                          7.70         05/01/2032             275,025
     300,000   VERIZON (NEW JERSEY) INCORPORATED SERIES A                        5.88         01/17/2012             314,198
     250,000   VERIZON COMMUNICATIONS INCORPORATED                               6.25         04/01/2037             234,908
     500,000   VERIZON COMMUNICATIONS INCORPORATED                               6.90         04/15/2038             508,650
     350,000   VERIZON COMMUNICATIONS INCORPORATED                               7.35         04/01/2039             368,291
     800,000   VERIZON COMMUNICATIONS INCORPORATED                               8.75         11/01/2018             952,120
     325,000   VERIZON GLOBAL FUNDING CORPORATION                                4.90         09/15/2015             322,949
     100,000   VERIZON GLOBAL FUNDING CORPORATION                                5.85         09/15/2035              89,186
     500,000   VERIZON GLOBAL FUNDING CORPORATION                                7.25         12/01/2010             535,137
   1,000,000   VERIZON GLOBAL FUNDING CORPORATION                                7.38         09/01/2012           1,124,170
     350,000   VERIZON GLOBAL FUNDING CORPORATION                                7.75         12/01/2030             381,752
     500,000   VERIZON WIRELESS++<<                                              8.50         11/15/2018             606,615
     250,000   VERIZON WIRELESS CAPITAL LLC++                                    3.75         05/20/2011             255,068
   1,000,000   VERIZON WIRELESS CAPITAL LLC++                                    5.55         02/01/2014           1,057,500
     200,000   VIACOM INCORPORATED                                               5.50         05/15/2033             137,492
     180,000   VIACOM INCORPORATED                                               5.75         04/30/2011             182,474
     480,000   VIACOM INCORPORATED                                               6.25         04/30/2016             458,813
      50,000   VIACOM INCORPORATED                                               6.75         10/05/2037              41,671

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
COMMUNICATIONS (continued)
$    180,000   VIACOM INCORPORATED                                               6.88%        04/30/2036    $        152,845
                                                                                                                  24,977,605
                                                                                                            ----------------
DEPOSITORY INSTITUTIONS: 3.03%
     150,000   ABBEY NATIONAL CAPITAL TRUST I+/-                                 8.96         12/31/2049             106,976
   1,250,000   BANK OF AMERICA CORPORATION                                       4.50         08/01/2010           1,245,445
     250,000   BANK OF AMERICA CORPORATION                                       4.75         08/01/2015             212,673
   1,500,000   BANK OF AMERICA CORPORATION<<                                     5.38         09/11/2012           1,454,372
     700,000   BANK OF AMERICA CORPORATION                                       5.38         06/15/2014             675,917
     250,000   BANK OF AMERICA CORPORATION                                       5.49         03/15/2019             192,974
     100,000   BANK OF AMERICA CORPORATION                                       5.63         10/14/2016              86,462
     500,000   BANK OF AMERICA CORPORATION                                       5.75         12/01/2017             446,592
     800,000   BANK OF AMERICA CORPORATION SERIES BKNT                           6.00         10/15/2036             605,600
   1,000,000   BANK OF AMERICA CORPORATION SERIES MTN                            3.13         06/15/2012           1,037,368
     500,000   BANK OF AMERICA CORPORATION SERIES MTN                            4.90         05/01/2013             469,758
     115,000   BANK OF NEW YORK MELLON CORPORATION                               4.30         05/15/2014             115,520
     450,000   BANK OF NEW YORK MELLON CORPORATION SERIES MTN                    4.95         01/14/2011             466,956
     150,000   BANK OF NEW YORK MELLON CORPORATION SERIES MTN                    4.95         11/01/2012             155,988
     500,000   BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                   7.40         06/15/2011             516,978
     240,000   BANK ONE CORPORATION                                              7.63         10/15/2026             228,579
     250,000   BANK ONE CORPORATION                                              8.00         04/29/2027             246,932
     100,000   BB&T CAPITAL TRUST IV+/-                                          6.82         06/12/2049              69,153
     250,000   BB&T CORPORATION<<                                                5.20         12/23/2015             222,284
     100,000   CAPITAL ONE FINANCIAL CORPORATION                                 7.38         05/23/2014             103,034
     900,000   CITIGROUP INCORPORATED                                            5.00         09/15/2014             782,530
   1,000,000   CITIGROUP INCORPORATED                                            5.30         10/17/2012             958,776
     700,000   CITIGROUP INCORPORATED                                            5.50         04/11/2013             671,353
   1,000,000   CITIGROUP INCORPORATED                                            5.50         02/15/2017             822,055
     750,000   CITIGROUP INCORPORATED                                            5.63         08/27/2012             701,243
   1,000,000   CITIGROUP INCORPORATED                                            6.13         05/15/2018             892,135
     625,000   CITIGROUP INCORPORATED                                            6.50         01/18/2011             631,203
     250,000   CITIGROUP INCORPORATED                                            6.50         08/19/2013             247,744
     500,000   CITIGROUP INCORPORATED                                            6.88         03/05/2038             439,998
     500,000   COMERCIA BANK SERIES BKNT                                         5.75         11/21/2016             406,652
     100,000   COMERICA CAPITAL TRUST II+/-                                      6.58         02/20/2037              54,797
     100,000   DEUTSCHE BANK FINANCIAL LLC                                       5.38         03/02/2015              87,389
     500,000   FIFTH THIRD BANCORP                                               5.45         01/15/2017             354,178
     200,000   HSBC BANK USA NA NEW YORK                                         4.63         04/01/2014             194,069
     225,000   HSBC BANK USA NA NEW YORK SERIES BKNT                             5.63         08/15/2035             192,787
     350,000   JPMORGAN CHASE & COMPANY<<                                        3.13         12/01/2011             362,784
     150,000   JPMORGAN CHASE & COMPANY                                          4.65         06/01/2014             148,990
     250,000   JPMORGAN CHASE & COMPANY                                          5.25         05/01/2015             238,064
   2,000,000   JPMORGAN CHASE & COMPANY                                          5.38         10/01/2012           2,089,502
     600,000   JPMORGAN CHASE & COMPANY                                          5.60         06/01/2011             632,338
   1,000,000   JPMORGAN CHASE & COMPANY<<                                        6.00         01/15/2018             995,276
   1,500,000   JPMORGAN CHASE & COMPANY                                          6.30         04/23/2019           1,492,364
     800,000   JPMORGAN CHASE & COMPANY                                          6.63         03/15/2012             847,786
     350,000   KEYBANK NA                                                        5.80         07/01/2014             315,181
     250,000   M&I MARSHALL & ILSLEY BANK SERIES BKNT                            5.00         01/17/2017             155,449
     200,000   MELLON FUNDING CORPORATION                                        5.00         12/01/2014             201,213
     100,000   MELLON FUNDING CORPORATION                                        5.20         05/15/2014             103,171
     360,000   NATIONAL CITY CORPORATION                                         4.90         01/15/2015             317,772
      40,000   NORTHERN TRUST CORPORATION                                        4.63         05/01/2014              40,349
     450,000   PNC FUNDING CORPORATION                                           5.13         12/14/2010             448,070
     250,000   REGIONS BANK                                                      6.45         06/26/2037             143,916
     150,000   SUNTRUST BANK                                                     5.00         09/01/2015             121,371
     250,000   SUNTRUST CAPITAL VIII+/-                                          6.10         12/15/2049             161,883
     200,000   UBS AG STAMFORD CT                                                5.88         07/15/2016             160,022
     360,000   UBS PREFERRED FUNDING TRUST I+/-                                  8.62         12/31/2049             234,269
     200,000   UNION BANK OF CALIFORNIA SERIES BKNT                              5.95         05/11/2016             185,947
     250,000   US BANCORP                                                        4.20         05/15/2014             248,921
     275,000   US BANK NA SERIES BKNT                                            4.95         10/30/2014             277,235

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
DEPOSITORY INSTITUTIONS (continued)
$     50,000   USB CAPITAL IX+/-                                                 6.19%        12/31/2049    $         32,625
     250,000   WACHOVIA BANK NA(L)                                               5.85         02/01/2037             185,575
     150,000   WACHOVIA CAPITAL TRUST I+/-(L)                                    5.80         03/15/2042              91,500
     300,000   WACHOVIA CORPORATION(L)                                           5.25         08/01/2014             289,515
     400,000   WACHOVIA CORPORATION(L)                                           5.50         08/01/2035             275,905
     500,000   WACHOVIA CORPORATION(L)                                           5.63         10/15/2016             426,636
   1,000,000   WACHOVIA CORPORATION(L)                                           5.75         02/01/2018             959,502
     700,000   WACHOVIA CORPORATION SERIES MTN(L)                                5.50         05/01/2013             713,169
   1,000,000   WELLS FARGO & COMPANY(L)                                          5.25         10/23/2012           1,032,409
   1,500,000   WELLS FARGO & COMPANY(L)                                          5.30         08/26/2011           1,553,768
   1,000,000   WELLS FARGO & COMPANY(L)                                          5.63         12/11/2017             951,764
     500,000   WELLS FARGO BANK NA(L)                                            4.75         02/09/2015             430,645
     150,000   WELLS FARGO BANK NA(L)                                            5.95         08/26/2036             121,324
      75,000   WESTERN UNION COMPANY                                             5.40         11/17/2011              77,597
      75,000   WESTERN UNION COMPANY                                             5.93         10/01/2016              72,108
      75,000   WESTERN UNION COMPANY                                             6.20         11/17/2036              60,569
                                                                                                                  33,292,954
                                                                                                            ----------------
EATING & DRINKING PLACES: 0.18%
     750,000   BOTTLING GROUP LLC                                                6.95         03/15/2014             847,137
     250,000   DARDEN RESTAURANTS INCORPORATED                                   5.63         10/15/2012             241,652
     105,000   DARDEN RESTAURANTS INCORPORATED                                   6.20         10/15/2017              96,802
      20,000   DARDEN RESTAURANTS INCORPORATED                                   6.80         10/15/2037              16,284
     100,000   MCDONALD'S CORPORATION                                            5.80         10/15/2017             106,322
     150,000   MCDONALD'S CORPORATION                                            6.30         10/15/2037             158,631
     100,000   MCDONALD'S CORPORATION SERIES MTN                                 4.30         03/01/2013             104,045
     100,000   MCDONALD'S CORPORATION SERIES MTN                                 5.35         03/01/2018             103,738
     100,000   MCDONALD'S CORPORATION SERIES MTN                                 6.30         03/01/2038             105,065
      50,000   YUM! BRANDS INCORPORATED                                          6.25         03/15/2018              48,939
      50,000   YUM! BRANDS INCORPORATED                                          6.88         11/15/2037              44,481
     120,000   YUM! BRANDS INCORPORATED                                          8.88         04/15/2011             129,682
                                                                                                                   2,002,778
                                                                                                            ----------------
EDUCATIONAL SERVICES: 0.05%
     250,000   JOHNS HOPKINS UNIVERSITY                                          5.25         07/01/2019             250,765
     250,000   VANDERBILT UNIVERSITY                                             5.25         04/01/2019             249,980
                                                                                                                     500,745
                                                                                                            ----------------
ELECTRIC, GAS & SANITARY SERVICES: 2.27%
     105,000   ALABAMA POWER COMPANY                                             6.13         05/15/2038             107,784
     100,000   AMEREN ENERGY GENERATING COMPANY SERIES H                         7.00         04/15/2018              89,532
      75,000   AMEREN UNION ELECTRIC                                             5.40         02/01/2016              70,911
     100,000   AMEREN UNION ELECTRIC                                             6.00         04/01/2018              96,885
     750,000   AMERICAN WATER CAPITAL CORPORATION                                6.09         10/15/2017             712,928
     100,000   APPALACHIAN POWER COMPANY                                         7.00         04/01/2038              93,760
     315,000   APPALACHIAN POWER COMPANY SERIES L                                5.80         10/01/2035             252,869
     500,000   ARIZONA PUBLIC SERVICE COMPANY                                    6.38         10/15/2011             519,845
      65,000   ATLANTIC CITY ELECTRIC COMPANY                                    7.75         11/15/2018              72,283
     100,000   ATMOS ENERGY CORPORATION                                          4.95         10/15/2014              96,890
      50,000   ATMOS ENERGY CORPORATION                                          6.35         06/15/2017              48,273
     180,000   CAROLINA POWER & LIGHT COMPANY                                    5.25         12/15/2015             186,360
     450,000   CENTERPOINT ENERGY HOUSTON SERIES J2                              5.70         03/15/2013             454,860
     150,000   CENTERPOINT ENERGY RESOURCES CORPORATION                          6.13         11/01/2017             134,982
      50,000   CENTERPOINT ENERGY RESOURCES CORPORATION                          6.63         11/01/2037              34,752
     100,000   CENTERPOINT ENERGY RESOURCES CORPORATION SERIES MTN               6.00         05/15/2018              88,159
     250,000   COMMONWEALTH EDISON COMPANY                                       5.90         03/15/2036             218,750
      65,000   COMMONWEALTH EDISON COMPANY SERIES 100                            5.88         02/01/2033              57,058
      50,000   COMMONWEALTH EDISON COMPANY SERIES 105                            5.40         12/15/2011              51,752
     100,000   CONNECTICUT LIGHT & POWER COMPANY                                 5.65         05/01/2018             103,049

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$    180,000   CONSOLIDATED EDISON COMPANY OF NEW YORK                           4.88%        02/01/2013    $        186,996
     100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK                           5.85         04/01/2018             104,424
     100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK                           6.75         04/01/2038             109,019
     100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C               5.50         09/15/2016             103,216
      50,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D                  5.30         12/01/2016              50,564
      50,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E                  5.70         12/01/2036              47,464
     100,000   CONSOLIDATED NATURAL GAS COMPANY SERIES A                         5.00         12/01/2014              99,158
     200,000   CONSTELLATION ENERGY GROUP INCORPORATED                           7.00         04/01/2012             202,891
     150,000   CONSUMERS ENERGY COMPANY                                          5.65         09/15/2018             149,269
     150,000   CONSUMERS ENERGY COMPANY SERIES B                                 5.38         04/15/2013             153,384
     100,000   DOMINION RESOURCES INCORPORATED                                   4.75         12/15/2010             102,628
     180,000   DOMINION RESOURCES INCORPORATED                                   5.70         09/17/2012             186,088
     750,000   DOMINION RESOURCES INCORPORATED                                   6.40         06/15/2018             777,701
      50,000   DOMINION RESOURCES INCORPORATED SERIES A                          5.60         11/15/2016              49,647
     125,000   DOMINION RESOURCES INCORPORATED SERIES B                          5.95         06/15/2035             110,976
     350,000   DTE ENERGY COMPANY                                                6.35         06/01/2016             314,035
     150,000   DTE ENERGY COMPANY                                                7.05         06/01/2011             155,961
      50,000   DTE ENERGY COMPANY                                                7.63         05/15/2014              51,647
     125,000   DUKE CAPITAL LLC                                                  5.67         08/15/2014             122,006
     100,000   DUKE CAPITAL LLC                                                  8.00         10/01/2019             104,037
     150,000   DUKE ENERGY CAROLINAS LLC                                         5.75         11/15/2013             161,372
     100,000   DUKE ENERGY CAROLINAS LLC                                         7.00         11/15/2018             114,775
      75,000   DUKE ENERGY CORPORATION                                           6.45         10/15/2032              78,412
     120,000   DUKE ENERGY FIELD SERVICES LLC                                    7.88         08/16/2010             122,721
     750,000   DUKE ENERGY INDIANA INCORPORATED                                  6.35         08/15/2038             793,178
      65,000   DUKE ENERGY INDIANA INCORPORATED                                  6.45         04/01/2039              71,131
     250,000   DUKE ENERGY OHIO INCORPORATED                                     5.45         04/01/2019             261,260
     100,000   EMERSON ELECTRIC COMPANY                                          4.75         10/15/2015             105,807
     250,000   ENERGY TRANSFER PARTNERS LP                                       6.00         07/01/2013             248,651
      55,000   ENERGY TRANSFER PARTNERS LP                                       6.13         02/15/2017              51,938
      30,000   ENERGY TRANSFER PARTNERS LP                                       6.63         10/15/2036              25,241
     100,000   ENERGY TRANSFER PARTNERS LP                                       6.70         07/01/2018              96,252
     100,000   ENERGY TRANSFER PARTNERS LP                                       7.50         07/01/2038              94,059
     100,000   ENTERGY ARKANSAS INCORPORATED                                     5.40         08/01/2013              99,232
     100,000   ENTERGY GULF STATES LOUISIANA LLC                                 6.00         05/01/2018              93,633
     125,000   EXELON CORPORATION                                                4.90         06/15/2015             112,160
      65,000   EXELON CORPORATION                                                5.63         06/15/2035              50,039
     150,000   EXELON GENERATION COMPANY LLC<<                                   6.95         06/15/2011             158,157
     150,000   FIRST ENERGY CORPORATION SERIES B                                 6.45         11/15/2011             156,947
     430,000   FIRST ENERGY CORPORATION SERIES C                                 7.38         11/15/2031             372,954
     100,000   FLORIDA POWER & LIGHT COMPANY                                     4.80         03/01/2013             104,064
     150,000   FLORIDA POWER & LIGHT COMPANY                                     5.63         04/01/2034             145,940
     100,000   FLORIDA POWER & LIGHT COMPANY                                     5.85         05/01/2037             100,240
      50,000   FLORIDA POWER & LIGHT COMPANY<<                                   5.95         02/01/2038              50,812
     500,000   FLORIDA POWER CORPORATION                                         6.40         06/15/2038             532,205
     800,000   FPL GROUP CAPITAL INCORPORATED                                    5.63         09/01/2011             857,231
     750,000   FPL GROUP CAPITAL INCORPORATED                                    6.00         03/01/2019             779,813
     200,000   GEORGIA POWER COMPANY                                             5.40         06/01/2018             204,039
     125,000   GEORGIA POWER COMPANY                                             6.00         11/01/2013             136,449
     100,000   GEORGIA POWER COMPANY SERIES B                                    5.70         06/01/2017             104,788
     250,000   GREAT PLAIN ENERGY INCORPORATED                                   6.38         03/01/2018             238,043
     100,000   ILLINOIS POWER COMPANY                                            6.13         11/15/2017              96,225
      50,000   ILLINOIS POWER COMPANY                                            6.25         04/01/2018              46,877
     500,000   INDIANA MICHIGAN POWER COMPANY                                    7.00         03/15/2019             519,030
     100,000   JERSEY CENTRAL POWER & LIGHT COMPANY                              5.63         05/01/2016              96,166
     125,000   KEYSPAN CORPORATION                                               5.80         04/01/2035             102,977
     100,000   MAGELLAN MIDSTREAM PARTNERS LP                                    6.40         07/15/2018              95,543
     250,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                               5.30         03/15/2018             250,553
      75,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                               5.80         10/15/2036              69,836
     180,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                               5.88         10/01/2012             187,965
     100,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                               5.95         05/15/2037              90,205
     250,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                               6.13         04/01/2036             231,245
   1,000,000   NEVADA POWER COMPANY SERIES A                                     8.25         06/01/2011           1,055,467

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$    180,000   NISOURCE FINANCE CORPORATION                                      5.25%        09/15/2017    $        149,529
      65,000   NISOURCE FINANCE CORPORATION                                      5.45         09/15/2020              51,305
      90,000   NISOURCE FINANCE CORPORATION                                      6.80         01/15/2019              80,636
     100,000   NORTHERN STATES POWER COMPANY MINNESOTA                           6.20         07/01/2037             104,339
     170,000   NORTHWEST PIPELINE CORPORATION                                    6.05         06/15/2018             161,307
      65,000   ONEOK INCORPORATED                                                5.20         06/15/2015              60,324
     200,000   ONEOK PARTNERS LP                                                 6.15         10/01/2016             190,722
     125,000   PACIFIC GAS & ELECTRIC COMPANY                                    4.80         03/01/2014             129,396
     250,000   PACIFIC GAS & ELECTRIC COMPANY                                    5.80         03/01/2037             243,850
     200,000   PACIFIC GAS & ELECTRIC COMPANY                                    6.05         03/01/2034             201,722
     200,000   PACIFIC GAS & ELECTRIC COMPANY                                    6.25         12/01/2013             218,103
     100,000   PACIFIC GAS & ELECTRIC COMPANY                                    6.35         02/15/2038             105,007
     100,000   PACIFICORP                                                        5.65         07/15/2018             104,580
     720,000   PACIFICORP                                                        6.25         10/15/2037             751,183
     250,000   PORTLAND GENERAL ELECTRIC COMPANY                                 6.10         04/15/2019             258,075
     200,000   POTOMAC ELECTRIC POWER                                            6.50         11/15/2037             201,756
     500,000   PPL ENERGY SUPPLY LLC                                             6.20         05/15/2016             481,785
      50,000   PROGRESS ENERGY INCORPORATED                                      6.30         04/01/2038              52,522
     180,000   PROGRESS ENERGY INCORPORATED                                      7.10         03/01/2011             192,653
     120,000   PROGRESS ENERGY INCORPORATED                                      7.75         03/01/2031             128,112
     150,000   PSEG POWER LLC                                                    7.75         04/15/2011             160,337
      75,000   PSEG POWER LLC                                                    8.63         04/15/2031              82,849
      50,000   PUBLIC SERVICE COMPANY OF COLORADO                                5.13         06/01/2019              51,210
     150,000   PUBLIC SERVICE COMPANY OF COLORADO                                7.88         10/01/2012             172,190
     100,000   PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                  5.80         05/01/2037              96,228
     100,000   PUGET SOUND ENERGY INCORPORATED                                   6.27         03/15/2037              83,914
      30,000   SAN DIEGO GAS & ELECTRIC COMPANY                                  6.00         06/01/2039              30,496
      90,000   SEMPRA ENERGY                                                     6.50         06/01/2016              91,825
     525,000   SOUTH CAROLINA ELECTRIC & GAS COMPANY                             6.50         11/01/2018             578,666
     750,000   SOUTHERN CALIFORNIA EDISON COMPANY                                5.75         03/15/2014             814,121
     100,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                    5.00         01/15/2016             101,587
     180,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                    5.35         07/15/2035             167,290
      75,000   SOUTHERN CALIFORNIA GAS COMPANY                                   5.75         11/15/2035              73,187
     125,000   SOUTHERN COMPANY                                                  4.15         05/15/2014             125,120
     100,000   SOUTHERN COMPANY SERIES A                                         5.30         01/15/2012             104,899
     250,000   SOUTHERN POWER COMPANY SERIES D                                   4.88         07/15/2015             235,553
     100,000   SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                      5.55         01/15/2017              94,545
     100,000   SOUTHWESTERN PUBLIC SERVICE                                       6.00         10/01/2036              84,360
     100,000   SPECTRA ENERGY CAPITAL LLC                                        5.90         09/15/2013              98,486
     100,000   SPECTRA ENERGY CAPITAL LLC                                        7.50         09/15/2038              90,071
      75,000   TAMPA ELECTRIC COMPANY                                            6.15         05/15/2037              65,316
     200,000   TENNESSEE VALLEY AUTHORITY                                        4.50         04/01/2018             201,920
     150,000   TENNESSEE VALLEY AUTHORITY                                        5.50         07/18/2017             162,151
      50,000   TOLEDA EDISON COMPANY                                             6.15         05/15/2037              40,514
     105,000   TRANSCONTINENTAL GAS PIPE LINE CORPORATION                        6.05         06/15/2018              99,631
      75,000   TXU ELECTRIC DELIVERY COMPANY                                     6.38         05/01/2012              77,087
      75,000   TXU ELECTRIC DELIVERY COMPANY                                     7.00         05/01/2032              71,849
      75,000   TXU ELECTRIC DELIVERY COMPANY                                     7.25         01/15/2033              73,482
      80,000   UNION ELECTRIC COMPANY                                            8.45         03/15/2039              88,657
     100,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                        4.75         03/01/2013             103,536
     105,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                        6.00         05/15/2037             105,251
      65,000   WASTE MANAGEMENT INCORPORATED                                     5.00         03/15/2014              61,679
     150,000   WASTE MANAGEMENT INCORPORATED                                     7.75         05/15/2032             143,357
     100,000   WISCONSIN ELECTRIC POWER COMPANY                                  5.63         05/15/2033              93,082
      50,000   WISCONSIN ELECTRIC POWER COMPANY                                  5.70         12/01/2036              46,833
     125,000   WISCONSIN ENERGY CORPORATION+/-                                   6.25         05/15/2049              90,000
     100,000   WISCONSIN POWER & LIGHT COMPANY                                   6.38         08/15/2037              93,128
     100,000   XCEL ENERGY INCORPORATED                                          7.00         12/01/2010             104,187
                                                                                                                  24,961,925
                                                                                                            ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.12%
     100,000   EMERSON ELECTRIC COMPANY<<                                        4.13         04/15/2015             102,539

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
$     50,000   EMERSON ELECTRIC COMPANY                                          5.25%        10/15/2018    $         51,035
     100,000   EMERSON ELECTRIC COMPANY                                          6.13         04/15/2039              99,924
     750,000   GENERAL ELECTRIC COMPANY                                          5.25         12/06/2017             742,868
     120,000   MOTOROLA INCORPORATED                                             7.50         05/15/2025              83,923
     100,000   NISOURCE FINANCE CORPORATION                                      6.40         03/15/2018              87,892
     115,000   WHIRLPOOL CORPORATION                                             8.00         05/01/2012             117,201
      35,000   WHIRLPOOL CORPORATION                                             8.60         05/01/2014              35,373
                                                                                                                   1,320,755
                                                                                                            ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.01%
     100,000   QUEST DIAGNOSTICS INCORPORATED                                    5.13         11/01/2010             100,299
      50,000   ROCKWELL COLLINS INCORPORATED                                     5.25         07/15/2019              49,538
                                                                                                                     149,837
                                                                                                            ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.02%
     200,000   FORTUNE BRANDS INCORPORATED                                       5.38         01/15/2016             183,927
                                                                                                            ----------------
FOOD & KINDRED PRODUCTS: 0.82%
     180,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                             4.38         01/15/2013             175,929
      50,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                             5.60         03/01/2017              47,356
     250,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                             5.75         04/01/2036             199,729
     350,000   ARCHER-DANIELS-MIDLAND COMPANY                                    5.38         09/15/2035             315,675
     100,000   ARCHER-DANIELS-MIDLAND COMPANY                                    5.45         03/15/2018             102,303
     100,000   BOTTLING GROUP LLC                                                4.63         11/15/2012             105,060
      35,000   CAMPBELL SOUP COMPANY                                             4.50         02/15/2019              34,005
     150,000   COCA-COLA COMPANY                                                 4.88         03/15/2019             150,045
     750,000   COCA-COLA COMPANY                                                 5.35         11/15/2017             785,253
     100,000   COCA-COLA ENTERPRISES INCORPORATED                                5.00         08/15/2013             104,810
     180,000   COCA-COLA ENTERPRISES INCORPORATED                                6.75         09/15/2028             184,883
     200,000   COCA-COLA ENTERPRISES INCORPORATED                                8.00         09/15/2022             242,003
     120,000   COCA-COLA ENTERPRISES INCORPORATED                                8.50         02/01/2022             152,129
     150,000   CONAGRA FOODS INCORPORATED                                        6.75         09/15/2011             160,903
     120,000   CONAGRA FOODS INCORPORATED                                        8.25         09/15/2030             132,200
     150,000   DR PEPPER SNAPPLE GROUP INCORPORATED                              6.82         05/01/2018             150,981
     100,000   DR PEPPER SNAPPLE GROUP INCORPORATED                              7.45         05/01/2038              95,663
     200,000   GENERAL MILLS INCORPORATED                                        5.25         08/15/2013             208,387
     100,000   GENERAL MILLS INCORPORATED                                        5.70         02/15/2017             104,013
     225,000   GENERAL MILLS INCORPORATED                                        6.00         02/15/2012             241,689
     150,000   GRAND METROPOLITAN INVESTMENT CORPORATION                         7.45         04/15/2035             163,095
     100,000   HJ HEINZ COMPANY                                                  5.35         07/15/2013             103,727
     975,000   HJ HEINZ COMPANY                                                  6.63         07/15/2011           1,039,348
     350,000   KELLOGG COMPANY SERIES B                                          6.60         04/01/2011             377,058
     500,000   KELLOGG COMPANY SERIES B                                          7.45         04/01/2031             559,324
     350,000   KRAFT FOODS INCORPORATED                                          5.25         10/01/2013             358,813
     275,000   KRAFT FOODS INCORPORATED                                          5.63         11/01/2011             292,406
     750,000   KRAFT FOODS INCORPORATED                                          6.13         08/23/2018             766,067
     250,000   KRAFT FOODS INCORPORATED                                          6.50         08/11/2017             260,922
      75,000   KRAFT FOODS INCORPORATED                                          6.50         11/01/2031              72,092
     100,000   KRAFT FOODS INCORPORATED                                          6.88         01/26/2039             101,195
      60,000   KRAFT FOODS INCORPORATED                                          7.00         08/11/2037              61,565
     100,000   PEPSI BOTTLING GROUP INCORPORATED SERIES B                        7.00         03/01/2029             109,871
     750,000   PEPSICO INCORPORATED                                              5.00         06/01/2018             754,850
     250,000   SARA LEE CORPORATION                                              6.25         09/15/2011             263,322
                                                                                                                   8,976,671
                                                                                                            ----------------
FOOD STORES: 0.10%
     100,000   KROGER COMPANY                                                    4.95         01/15/2015              95,147
      50,000   KROGER COMPANY                                                    6.15         01/15/2020              50,696
     350,000   KROGER COMPANY                                                    6.75         04/15/2012             379,777

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
FOOD STORES (continued)
$    250,000   KROGER COMPANY                                                    7.50%        01/15/2014    $        280,050
      75,000   KROGER COMPANY                                                    7.50         04/01/2031              82,185
     100,000   SAFEWAY INCORPORATED                                              4.95         08/16/2010             102,307
      75,000   SAFEWAY INCORPORATED                                              7.25         02/01/2031              80,567
                                                                                                                   1,070,729
                                                                                                            ----------------
FORESTRY: 0.03%
     180,000   WEYERHAEUSER COMPANY                                              6.75         03/15/2012             179,086
     225,000   WEYERHAEUSER COMPANY                                              7.38         03/15/2032             172,640
                                                                                                                     351,726
                                                                                                            ----------------
FURNITURE & FIXTURES: 0.03%
      50,000   CINTAS CORPORATION #2                                             6.15         08/15/2036              38,677
     200,000   NEWELL RUBBERMAID INCORPORATED                                    5.50         04/15/2013             183,886
     165,000   NEWELL RUBBERMAID INCORPORATED                                    6.25         04/15/2018             138,392
                                                                                                                     360,955
                                                                                                            ----------------
GENERAL MERCHANDISE STORES: 0.45%
     100,000   COSTCO WHOLESALE CORPORATION                                      5.30         03/15/2012             106,968
     200,000   COSTCO WHOLESALE CORPORATION                                      5.50         03/15/2017             207,908
     350,000   TARGET CORPORATION                                                5.38         05/01/2017             346,914
     100,000   TARGET CORPORATION                                                6.50         10/15/2037              92,935
     150,000   TARGET CORPORATION                                                7.00         07/15/2031             142,215
     500,000   TARGET CORPORATION                                                7.00         01/15/2038             523,537
      85,000   TJX COMPANIES INCORPORATED                                        6.95         04/15/2019              92,064
     500,000   WAL-MART STORES INCORPORATED                                      4.13         02/15/2011             520,543
   1,180,000   WAL-MART STORES INCORPORATED                                      4.55         05/01/2013           1,240,772
     325,000   WAL-MART STORES INCORPORATED                                      5.25         09/01/2035             296,143
     500,000   WAL-MART STORES INCORPORATED                                      5.80         02/15/2018             538,118
     100,000   WAL-MART STORES INCORPORATED                                      5.88         04/05/2027              99,499
     650,000   WAL-MART STORES INCORPORATED                                      6.50         08/15/2037             697,577
                                                                                                                   4,905,193
                                                                                                            ----------------
HEALTH SERVICES: 0.22%
     350,000   AETNA INCORPORATED                                                5.75         06/15/2011             366,931
     350,000   AMGEN INCORPORATED                                                5.85         06/01/2017             363,335
     350,000   ANTHEM INCORPORATED                                               6.80         08/01/2012             367,745
     180,000   CARDINAL HEALTH INCORPORATED                                      5.85         12/15/2017             164,486
     750,000   MEDCO HEALTH SOLUTIONS INCORPORATED                               7.25         08/15/2013             762,044
     225,000   MERCK & COMPANY INCORPORATED                                      4.75         03/01/2015             234,635
     100,000   QUEST DIAGNOSTICS INCORPORATED                                    6.95         07/01/2037              91,101
     100,000   SCHERING-PLOUGH CORPORATION                                       5.55         12/01/2013             106,411
                                                                                                                   2,456,688
                                                                                                            ----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.41%
     100,000   AMERIPRISE FINANCIAL INCORPORATED                                 5.35         11/15/2010              99,201
     350,000   AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                     6.13         11/01/2012             348,776
     500,000   BERKSHIRE HATHAWAY FINANCE CORPORATION                            4.85         01/15/2015             512,764
     100,000   BOSTON PROPERTIES LP                                              6.25         01/15/2013              97,433
      65,000   COLONIAL REALTY LP                                                5.50         10/01/2015              49,446
   1,350,000   CREDIT SUISSE USA INCORPORATED                                    6.50         01/15/2012           1,433,450
      50,000   EQUIFAX INCORPORATED                                              7.00         07/01/2037              36,752
     180,000   ERP OPERATING LP                                                  5.25         09/15/2014             163,664
   1,000,000   ERP OPERATING LP                                                  5.50         10/01/2012             979,264
      75,000   FUND AMERICAN COMPANIES INCORPORATED                              5.88         05/15/2013              60,166
     360,000   GOLDMAN SACHS GROUP INCORPORATED                                  5.15         01/15/2014             353,262

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
$    100,000   MACK-CALI REALTY LP                                               7.75%        02/15/2011    $         96,954
     100,000   NATIONAL RETAIL PROPERTIES INCORPORATED                           6.88         10/15/2017              73,411
     100,000   SIMON PROPERTY GROUP INCORPORATED                                 5.30         05/30/2013              96,382
     100,000   SIMON PROPERTY GROUP INCORPORATED                                 6.13         05/30/2018              89,436
                                                                                                                   4,490,361
                                                                                                            ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.01%
      75,000   MARRIOTT INTERNATIONAL                                            5.81         11/10/2015              66,121
     100,000   MARRIOTT INTERNATIONAL SERIES J                                   5.63         02/15/2013              95,545
                                                                                                                     161,666
                                                                                                            ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.41%
     250,000   CATERPILLAR INCORPORATED                                          6.05         08/15/2036             228,884
      75,000   COMPUTER SCIENCES CORPORATION                                     7.38         06/15/2011              79,383
     200,000   DELL INCORPORATED                                                 5.63         04/15/2014             211,060
     100,000   DELL INCORPORATED                                                 6.50         04/15/2038              93,476
     200,000   DELL INCORPORATED                                                 7.10         04/15/2028             202,053
     100,000   DOVER CORPORATION                                                 5.45         03/15/2018             100,894
      60,000   DOVER CORPORATION                                                 6.60         03/15/2038              62,946
     500,000   HEWLETT-PACKARD COMPANY                                           5.50         03/01/2018             516,777
     180,000   HEWLETT-PACKARD COMPANY                                           6.50         07/01/2012             197,313
     200,000   IBM CORPORATION                                                   4.75         11/29/2012             212,896
     500,000   IBM CORPORATION                                                   5.70         09/14/2017             526,222
     250,000   IBM CORPORATION                                                   5.88         11/29/2032             243,633
     500,000   IBM CORPORATION<<                                                 8.00         10/15/2038             638,908
      45,000   ITT CORPORATION                                                   4.90         05/01/2014              45,095
      60,000   ITT CORPORATION                                                   6.13         05/01/2019              61,360
     100,000   LOCKHEED MARTIN CORPORATION                                       4.12         03/14/2013             102,042
     100,000   ORACLE CORPORATION                                                5.00         01/15/2011             105,188
     350,000   ORACLE CORPORATION                                                5.25         01/15/2016             363,294
     135,000   PARKER HANNIFIN CORPORATION SERIES MTN                            5.50         05/15/2018             130,289
      60,000   PARKER HANNIFIN CORPORATION SERIES MTN                            6.25         05/15/2038              57,079
     250,000   PITNEY BOWES INCORPORATED SERIES MTN                              4.75         01/15/2016             240,411
     100,000   PITNEY BOWES INCORPORATED SERIES MTN                              5.75         09/15/2017             100,513
                                                                                                                   4,519,716
                                                                                                            ----------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.10%
     150,000   AFLAC INCORPORATED                                                8.50         05/15/2019             155,341
     500,000   ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                    5.38         04/30/2013             518,270
      75,000   AON CORPORATION                                                   8.21         01/01/2027              67,578
     100,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                    4.63         07/15/2013              86,324
      75,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                    5.95         10/15/2036              54,613
     200,000   MARSH & MCLENNAN COMPANIES INCORPORATED                           5.15         09/15/2010             200,023
      75,000   WILLIS NORTH AMERICA INCORPORATED                                 5.63         07/15/2015              57,446
                                                                                                                   1,139,595
                                                                                                            ----------------
INSURANCE CARRIERS: 0.78%
      75,000   ACE INA HOLDINGS INCORPORATED                                     5.88         06/15/2014              76,955
      75,000   AEGON FUNDING CORPORATION                                         5.75         12/15/2020              67,690
     150,000   AETNA INCORPORATED                                                6.63         06/15/2036             129,040
     330,000   ALLSTATE CORPORATION                                              5.55         05/09/2035             256,328
     150,000   ALLSTATE CORPORATION                                              6.20         05/16/2014             155,485
     150,000   ALLSTATE CORPORATION                                              7.45         05/16/2019             156,692
     250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                         5.05         10/01/2015             105,434
     250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                         6.25         05/01/2036              96,153
     250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED++                       8.25         08/15/2018             119,123
     600,000   AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN              5.85         01/16/2018             254,286
      75,000   ASSURANT INCORPORATED                                             6.75         02/15/2034              49,295

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
INSURANCE CARRIERS (continued)
$    275,000   BERKSHIRE HATHAWAY FINANCE CORPORATION                            5.00%        08/15/2013    $        288,728
     150,000   CHUBB CORPORATION                                                 5.75         05/15/2018             151,179
      80,000   CHUBB CORPORATION                                                 6.00         05/11/2037              76,557
     350,000   CHUBB CORPORATION+/-                                              6.38         03/29/2049             272,234
     100,000   CHUBB CORPORATION SERIES 1                                        6.50         05/15/2038              99,866
      50,000   CIGNA CORPORATION                                                 6.15         11/15/2036              32,806
      75,000   CINCINNATI FINANCIAL CORPORATION                                  6.92         05/15/2028              57,283
      65,000   CNA FINANCIAL CORPORATION                                         5.85         12/15/2014              51,012
      50,000   CNA FINANCIAL CORPORATION                                         6.00         08/15/2011              48,248
      50,000   CNA FINANCIAL CORPORATION                                         6.50         08/15/2016              38,892
     180,000   GE GLOBAL INSURANCE HOLDINGS                                      7.00         02/15/2026             138,889
     100,000   GENWORTH FINANCIAL INCORPORATED                                   4.95         10/01/2015              55,242
     350,000   GENWORTH GLOBAL FUNDING TRUSTS SERIES MTN                         5.75         05/15/2013             298,775
     250,000   JEFFERSON-PILOT CORPORATION                                       4.75         01/30/2014             198,968
     100,000   LOEWS CORPORATION                                                 5.25         03/15/2016             100,012
     250,000   METLIFE INCORPORATED                                              5.00         11/24/2013             241,755
     100,000   METLIFE INCORPORATED                                              6.13         12/01/2011             104,232
     280,000   METLIFE INCORPORATED                                              6.38         06/15/2034             246,881
     500,000   METLIFE INCORPORATED SERIES A                                     6.82         08/15/2018             503,221
      75,000   NATIONWIDE FINANCIAL SERVICES                                     5.90         07/01/2012              68,300
     500,000   PRINCIPAL LIFE INCOME FUNDING TRUSTS                              5.30         04/24/2013             483,178
      75,000   PROGRESSIVE CORPORATION                                           6.25         12/01/2032              59,796
     100,000   PROTECTIVE LIFE SECURED TRUST                                     4.85         08/16/2010              95,153
     105,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                      5.10         12/14/2011             104,675
      65,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                      6.63         12/01/2037              55,922
     500,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                     5.75         07/15/2033             395,624
     180,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                     5.40         06/13/2035             134,395
     180,000   ST. PAUL TRAVELERS COMPANIES INCORPORATED                         5.50         12/01/2015             183,549
     250,000   THE TRAVELERS COMPANIES INCORPORATED+/-                           6.25         03/15/2037             177,346
     100,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                   5.38         06/15/2012             102,024
     150,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                   5.75         12/15/2017             153,904
     365,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                   6.25         06/15/2037             358,830
      75,000   TRANSATLANTIC HOLDINGS INCORPORATED                               5.75         12/14/2015              47,633
     125,000   UNITEDHEALTH GROUP INCORPORATED                                   4.88         03/15/2015             111,916
     250,000   UNITEDHEALTH GROUP INCORPORATED                                   5.25         03/15/2011             256,854
     250,000   UNITEDHEALTH GROUP INCORPORATED                                   5.80         03/15/2036             187,875
     100,000   UNITEDHEALTH GROUP INCORPORATED                                   6.00         11/15/2017              90,906
     150,000   UNITEDHEALTH GROUP INCORPORATED                                   6.63         11/15/2037             122,300
     100,000   UNITRIN INCORPORATED                                              6.00         05/15/2017              59,397
     100,000   WELLPOINT INCORPORATED                                            5.00         01/15/2011             102,222
     100,000   WELLPOINT INCORPORATED                                            5.25         01/15/2016              92,157
      75,000   WELLPOINT INCORPORATED                                            5.85         01/15/2036              57,468
     500,000   WELLPOINT INCORPORATED                                            5.88         06/15/2017             477,063
     100,000   WR BERKLEY CORPORATION                                            6.25         02/15/2037              67,694
                                                                                                                   8,517,442
                                                                                                            ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.18%
      60,000   AGILENT TECHNOLOGIES INCORPORATED                                 6.50         11/01/2017              52,331
     500,000   BAXTER INTERNATIONAL INCORPORATED                                 5.38         06/01/2018             512,720
      50,000   BAXTER INTERNATIONAL INCORPORATED                                 5.90         09/01/2016              53,007
     350,000   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                      6.13         07/01/2015             350,000
     125,000   MEDTRONIC INCORPORATED SERIES B                                   4.38         09/15/2010             128,411
     500,000   NOVARTIS CAPITAL CORPORATION                                      4.13         02/10/2014             511,900
     225,000   RAYTHEON COMPANY                                                  4.85         01/15/2011             233,363
     100,000   ROPER INDUSTRIES INCORPORATED                                     6.63         08/15/2013             100,622
                                                                                                                   1,942,354
                                                                                                            ----------------
METAL MINING: 0.10%
   1,000,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                       8.38         04/01/2017             992,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
METAL MINING (continued)
$    150,000   SOUTHERN COPPER CORPORATION                                       7.50%        07/27/2035    $        124,615
                                                                                                                   1,117,115
                                                                                                            ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.01%
     100,000   VULCAN MATERIALS COMPANY                                          5.60         11/30/2012             101,251
      50,000   VULCAN MATERIALS COMPANY                                          7.15         11/30/2037              40,029
                                                                                                                     141,280
                                                                                                            ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.06%
      75,000   3M COMPANY SERIES MTN                                             5.70         03/15/2037              72,086
     360,000   GENERAL ELECTRIC COMPANY                                          5.00         02/01/2013             370,625
     200,000   TYCO INTERNATIONAL GROUP SA                                       6.38         10/15/2011             210,045
                                                                                                                     652,756
                                                                                                            ----------------
MISCELLANEOUS RETAIL: 0.19%
     200,000   CVS CAREMARK CORPORATION                                          5.75         06/01/2017             199,746
     250,000   CVS CAREMARK CORPORATION                                          6.13         08/15/2016             256,602
      65,000   CVS CAREMARK CORPORATION                                          6.25         06/01/2027              62,426
     500,000   CVS CAREMARK CORPORATION                                          6.60         03/15/2019             519,273
     500,000   STAPLES INCORPORATED                                              9.75         01/15/2014             551,314
     250,000   WALGREEN COMPANY                                                  4.88         08/01/2013             264,185
     250,000   WALGREEN COMPANY<<                                                5.25         01/15/2019             256,439
                                                                                                                   2,109,985
                                                                                                            ----------------
MOTION PICTURES: 0.10%
     180,000   NEWS AMERICA INCORPORATED                                         5.30         12/15/2014             182,401
     450,000   NEWS AMERICA INCORPORATED                                         6.40         12/15/2035             372,058
     180,000   WALT DISNEY COMPANY                                               6.38         03/01/2012             196,930
      75,000   WALT DISNEY COMPANY                                               7.00         03/01/2032              83,457
     250,000   WALT DISNEY COMPANY SERIES MTN                                    5.63         09/15/2016             262,146
                                                                                                                   1,096,992
                                                                                                            ----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.07%
     100,000   UNITED PARCEL SERVICE INCORPORATED                                4.50         01/15/2013             106,211
     100,000   UNITED PARCEL SERVICE INCORPORATED                                5.50         01/15/2018             104,385
     570,000   UNITED PARCEL SERVICE INCORPORATED                                6.20         01/15/2038             595,067
                                                                                                                     805,663
                                                                                                            ----------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.01%
      75,000   GOODRICH CORPORATION                                              7.63         12/15/2012              81,509
                                                                                                            ----------------
NETWORKING PRODUCTS: 0.13%
     500,000   CISCO SYSTEMS INCORPORATED                                        4.95         02/15/2019             503,029
     180,000   CISCO SYSTEMS INCORPORATED                                        5.25         02/22/2011             191,163
     275,000   CISCO SYSTEMS INCORPORATED                                        5.50         02/22/2016             290,861
     500,000   CISCO SYSTEMS INCORPORATED                                        5.90         02/15/2039             484,311
                                                                                                                   1,469,364
                                                                                                            ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.99%
     200,000   AMERICAN EXPRESS+/-                                               6.80         09/01/2049             135,698
     250,000   AMERICAN EXPRESS BANK FSB SERIES BKN1                             5.55         10/17/2012             245,659
     500,000   AMERICAN EXPRESS CENTURION BANK SERIES BKN1                       6.00         09/13/2017             446,501
     500,000   AMERICAN EXPRESS COMPANY                                          7.00         03/19/2018             477,541
     150,000   AMERICAN EXPRESS COMPANY                                          7.25         05/20/2014             153,135

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$    150,000   AMERICAN EXPRESS COMPANY<<                                        8.13%        05/20/2019    $        150,461
     100,000   AMERICAN EXPRESS CREDIT CORPORATION                               5.30         12/02/2015              91,738
   1,000,000   AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN                    5.88         05/02/2013             970,681
     250,000   BERKSHIRE HATHAWAY FINANCE CORPORATION++                          4.00         04/15/2012             261,418
     300,000   BOEING CAPITAL CORPORATION                                        6.10         03/01/2011             319,333
     100,000   BRANCH BANKING & TRUST SERIES BKNT                                5.63         09/15/2016              91,959
     200,000   CAPITAL ONE CAPITAL III                                           7.69         08/15/2036             134,082
      50,000   CAPITAL ONE CAPITAL IV+/-                                         6.75         02/17/2037              33,328
     115,000   CAPITAL ONE FINANCIAL COMPANY SERIES MTN                          5.70         09/15/2011             116,865
     300,000   CAPITAL ONE FINANCIAL CORPORATION                                 4.80         02/21/2012             293,081
     180,000   CATERPILLAR FINANCIAL SERVICES CORPORATION                        4.30         06/01/2010             182,913
     750,000   CATERPILLAR FINANCIAL SERVICES CORPORATION                        6.13         02/17/2014             773,907
     500,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN             4.90         08/15/2013             496,372
     275,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN             5.50         03/15/2016             263,413
      65,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF            4.75         02/17/2015              61,063
     275,000   CITIGROUP INCORPORATED                                            6.00         10/31/2033             203,142
     500,000   COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN                      5.80         06/07/2012             501,710
     625,000   CREDIT SUISSE NEW YORK                                            6.00         02/15/2018             580,854
     500,000   GENERAL ELECTRIC CAPITAL CORPORATION<<                            3.00         12/09/2011             517,594
   1,000,000   GENERAL ELECTRIC CAPITAL CORPORATION<<                            4.80         05/01/2013             987,954
     525,000   GENERAL ELECTRIC CAPITAL CORPORATION                              5.00         11/15/2011             542,356
   1,000,000   GENERAL ELECTRIC CAPITAL CORPORATION<<                            5.63         05/01/2018             955,052
     500,000   GENERAL ELECTRIC CAPITAL CORPORATION<<                            5.88         01/14/2038             404,796
     125,000   GENERAL ELECTRIC CAPITAL CORPORATION                              5.90         05/13/2014             125,956
     300,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                  6.15         08/07/2037             251,224
     500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                 5.00         01/08/2016             467,404
   1,500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                   5.63         09/15/2017           1,440,440
   1,200,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                  4.38         03/03/2012           1,192,704
     400,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                6.75         03/15/2032             357,453
     200,000   HSBC FINANCE CAPITAL TRUST IX+/-                                  5.91         11/30/2035             108,207
     300,000   HSBC FINANCE CORPORATION                                          4.63         09/15/2010             300,367
     325,000   HSBC FINANCE CORPORATION                                          5.00         06/30/2015             295,355
     450,000   HSBC FINANCE CORPORATION                                          5.25         01/14/2011             450,573
     500,000   HSBC FINANCE CORPORATION                                          6.38         10/15/2011             505,805
     800,000   HSBC FINANCE CORPORATION                                          6.38         11/27/2012             793,489
   1,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC                               5.05         10/22/2012           1,078,755
     250,000   JOHN DEERE CAPITAL CORPORATION                                    7.00         03/15/2012             271,649
     250,000   JOHN DEERE CAPITAL CORPORATION SERIES MTN                         5.25         10/01/2012             262,510
     100,000   JOHN DEERE CAPITAL CORPORATION SERIES MTN                         5.50         04/13/2017              98,083
     500,000   JOHN DEERE CAPITAL CORPORATION SERIES MTN                         5.75         09/10/2018             502,809
   1,250,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                          6.00         10/01/2017           1,200,854
     180,000   JPMORGAN CHASE CAPITAL XV                                         5.88         03/15/2035             143,026
     150,000   JPMORGAN CHASE CAPITAL XXII SERIES V                              6.45         02/02/2037             117,541
     150,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION          5.50         07/01/2013             155,650
     180,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
               SERIES MTNC                                                       7.25         03/01/2012             192,015
     150,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
               SERIES MTNC                                                       8.00         03/01/2032             150,252
      65,000   SLM CORPORATION SERIES MTN                                        5.63         08/01/2033              33,973
     750,000   SLM CORPORATION SERIES MTN                                        8.45         06/15/2018             513,750
     300,000   SLM CORPORATION SERIES MTNA                                       5.00         10/01/2013             216,000
     100,000   UNILEVER CAPITAL CORPORATION                                      5.90         11/15/2032              96,769
     100,000   UNILEVER CAPITAL CORPORATION                                      7.13         11/01/2010             107,731
                                                                                                                  21,822,950
                                                                                                            ----------------
OFFICE EQUIPMENT: 0.09%
     570,000   XEROX CORPORATION                                                 5.50         05/15/2012             560,376
     150,000   XEROX CORPORATION                                                 6.35         05/15/2018             130,500
     250,000   XEROX CORPORATION                                                 6.75         02/01/2017             223,125
      70,000   XEROX CORPORATION                                                 8.25         05/15/2014              71,047
                                                                                                                     985,048
                                                                                                            ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
OIL & GAS EXTRACTION: 0.87%
$    100,000   ANADARKO PETROLEUM CORPORATION<<                                  5.95%        09/15/2016    $         95,645
     100,000   ANADARKO PETROLEUM CORPORATION                                    6.45         09/15/2036              83,270
     500,000   ANADARKO PETROLEUM CORPORATION                                    7.63         03/15/2014             536,484
     100,000   APACHE CORPORATION                                                5.25         04/15/2013             104,597
      30,000   APACHE CORPORATION                                                5.63         01/15/2017              31,211
     100,000   APACHE CORPORATION                                                6.00         01/15/2037              99,591
     100,000   APACHE CORPORATION                                                6.25         04/15/2012             108,608
     100,000   BAKER HUGHES INCORPORATION                                        6.50         11/15/2013             109,669
      75,000   BAKER HUGHES INCORPORATION                                        7.50         11/15/2018              86,415
     150,000   BJ SERVICES COMPANY                                               6.00         06/01/2018             134,835
      65,000   CANADIAN NATURAL RESOURCES LIMITED                                5.85         02/01/2035              53,283
     150,000   CONOCOPHILLIPS<<                                                  4.40         05/15/2013             154,447
     100,000   CONOCOPHILLIPS                                                    5.90         05/15/2038              92,458
     300,000   CONOCOPHILLIPS COMPANY                                            6.95         04/15/2029             308,138
     750,000   CONOCOPHLLIPS COMPANY<<                                           5.75         02/01/2019             771,205
     300,000   DEVON ENERGY CORPORATION                                          6.30         01/15/2019             310,465
   1,180,000   DEVON FINANCING CORPORATION ULC                                   6.88         09/30/2011           1,279,146
     120,000   DEVON FINANCING CORPORATION ULC                                   7.88         09/30/2031             133,798
      65,000   DIAMOND OFFSHORE DRILLING INCORPORATED                            5.88         05/01/2019              63,826
     500,000   EL PASO ENERGY CORPORATION++                                      5.90         04/01/2017             465,317
     150,000   EL PASO NATURAL GAS COMPANY                                       5.95         04/15/2017             139,151
      75,000   EOG RESOURCES INCORPORATED                                        5.63         06/01/2019              76,773
     150,000   EOG RESOURCES INCORPORATED                                        6.88         10/01/2018             166,997
      75,000   EQT CORPORATION<<                                                 8.13         06/01/2019              77,368
     150,000   HALLIBURTON COMPANY                                               5.50         10/15/2010             157,147
     150,000   HALLIBURTON COMPANY<<                                             6.15         09/15/2019             158,167
     150,000   HALLIBURTON COMPANY                                               7.45         09/15/2039             163,242
     120,000   HESS CORPORATION                                                  7.30         08/15/2031             114,544
     180,000   HESS CORPORATION                                                  7.88         10/01/2029             182,624
     500,000   NABORS INDUSTRIES INCORPORATED++                                  9.25         01/15/2019             531,983
     120,000   NEXEN INCORPORATED                                                7.88         03/15/2032             106,134
     350,000   NOBLE ENERGY INCORPORATED                                         8.25         03/01/2019             381,240
     150,000   OCCIDENTAL PETROLEUM CORPORATION                                  4.13         06/01/2016             146,441
     180,000   OCCIDENTAL PETROLEUM CORPORATION                                  6.75         01/15/2012             197,343
     150,000   PANHANDLE EAST PIPE LINE                                          6.20         11/01/2017             136,963
     250,000   PC FINANCIAL PARTNERSHIP                                          5.00         11/15/2014             240,445
      50,000   PRAXAIR INCORPORATED                                              5.20         03/15/2017              48,241
      65,000   TALISMAN ENERGY INCORPORATED                                      5.13         05/15/2015              58,367
     500,000   VALERO ENERGY CORPORATION                                         6.13         06/15/2017             480,466
     100,000   VALERO ENERGY CORPORATION                                         7.50         04/15/2032              86,315
     100,000   VALERO ENERGY CORPORATION                                         9.38         03/15/2019             111,948
     125,000   XTO ENERGY INCORPORATED                                           4.90         02/01/2014             123,711
     125,000   XTO ENERGY INCORPORATED                                           6.10         04/01/2036             109,684
     500,000   XTO ENERGY INCORPORATED                                           6.75         08/01/2037             496,201
                                                                                                                   9,513,903
                                                                                                            ----------------
PAPER & ALLIED PRODUCTS: 0.13%
     180,000   INTERNATIONAL PAPER COMPANY                                       5.30         04/01/2015             152,185
     500,000   INTERNATIONAL PAPER COMPANY                                       7.95         06/15/2018             470,907
     300,000   KIMBERLY-CLARK CORPORATION                                        5.00         08/15/2013             310,537
     200,000   KIMBERLY-CLARK CORPORATION                                        6.63         08/01/2037             222,442
     100,000   KIMBERLY-CLARK CORPORATION                                        7.50         11/01/2018             118,579
     200,000   PACTIV CORPORATION                                                6.40         01/15/2018             175,381
                                                                                                                   1,450,031
                                                                                                            ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.11%
     125,000   ENTERPRISE PRODUCTS OPERATING LP                                  4.95         06/01/2010             125,691
      65,000   ENTERPRISE PRODUCTS OPERATING LP SERIES B                         5.60         10/15/2014              63,889
     150,000   MARATHON OIL CORPORATION                                          6.00         07/01/2012             158,144
     625,000   MARATHON OIL CORPORATION                                          6.00         10/01/2017             612,376

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
$     50,000   MARATHON OIL CORPORATION                                          6.60%        10/01/2037    $         44,579
     100,000   SEMPRA ENERGY                                                     6.00         02/01/2013             101,042
     100,000   SUNOCO INCORPORATED                                               5.75         01/15/2017              94,335
                                                                                                                   1,200,056
                                                                                                            ----------------
PHARMACEUTICALS: 0.35%
     400,000   ELI LILLY & COMPANY                                               5.50         03/15/2027             368,985
     250,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                              4.38         04/15/2014             256,323
     500,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                              5.65         05/15/2018             519,549
     300,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                              6.38         05/15/2038             317,061
     150,000   MERCK & COMPANY INCORPORATED                                      5.75         11/15/2036             136,923
      65,000   MERCK & COMPANY INCORPORATED                                      5.95         12/01/2028              60,599
     250,000   PFIZER INCORPORATED                                               4.45         03/15/2012             264,936
     300,000   PFIZER INCORPORATED                                               4.50         02/15/2014             316,210
     250,000   PFIZER INCORPORATED<<                                             5.35         03/15/2015             269,242
   1,000,000   PFIZER INCORPORATED                                               6.20         03/15/2019           1,070,309
     250,000   PFIZER INCORPORATED                                               7.20         03/15/2039             282,637
                                                                                                                   3,862,774
                                                                                                            ----------------
PIPELINES: 0.26%
     100,000   BOARDWALK PIPELINES LP                                            5.88         11/15/2016              87,136
     100,000   BUCKEYE PARTNERS LP                                               6.05         01/15/2018              87,056
      75,000   CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                 7.88         04/01/2013              78,750
      65,000   ENBRIDGE ENERGY PARTNERS LP                                       5.88         12/15/2016              56,079
      75,000   ENTERPRISE PRODUCTS OPERATING LP SERIES B                         6.88         03/01/2033              67,317
     100,000   EQUITABLE RESOURCES INCORPORATED                                  6.50         04/01/2018              93,816
     100,000   KANEB PIPE LINE OPERATING PARTNERSHIP LP                          5.88         06/01/2013              93,338
     100,000   KINDER MORGAN ENERGY PARTNERS LP                                  5.00         12/15/2013              98,605
     500,000   KINDER MORGAN ENERGY PARTNERS LP                                  5.13         11/15/2014             485,463
     100,000   KINDER MORGAN ENERGY PARTNERS LP                                  5.80         03/15/2035              79,764
     500,000   KINDER MORGAN ENERGY PARTNERS LP SERIES MTN                       6.95         01/15/2038             463,329
      50,000   PLAINS ALL AMERICAN PIPELINE LP                                   6.13         01/15/2017              46,113
     150,000   PLAINS ALL AMERICAN PIPELINE LP                                   6.50         05/01/2018             144,885
     200,000   PLAINS ALL AMERICAN PIPELINE LP                                   6.65         01/15/2037             170,484
     150,000   PLAINS ALL AMERICAN PIPELINE LP                                   8.75         05/01/2019             166,020
      45,000   PPL ELECTRIC UTILITIES CORPORATION                                6.25         05/15/2039              45,168
     250,000   TEPPCO PARTNERS LP                                                5.90         04/15/2013             235,367
     250,000   TEPPCO PARTNERS LP                                                6.65         04/15/2018             230,014
     100,000   TEPPCO PARTNERS LP                                                7.55         04/15/2038              85,771
      75,000   TEXAS EASTERN TRANSMISSION LP                                     7.00         07/15/2032              73,895
                                                                                                                   2,888,370
                                                                                                            ----------------
PRIMARY METAL INDUSTRIES: 0.12%
      25,000   ALCOA INCORPORATED                                                5.55         02/01/2017              20,563
     300,000   ALCOA INCORPORATED                                                5.90         02/01/2027             213,309
      25,000   ALCOA INCORPORATED                                                5.95         02/01/2037              17,081
     200,000   ALCOA INCORPORATED                                                6.00         07/15/2013             192,934
     250,000   ALCOA INCORPORATED<<                                              6.50         06/01/2011             253,565
      50,000   ALCOA INCORPORATED                                                6.75         07/15/2018              43,179
      75,000   ALCOA INCORPORATED                                                6.75         01/15/2028              54,086
     150,000   ALLEGHENY TECHNOLOGIES INCORPORATED                               9.38         06/01/2019             153,062
      50,000   COMMERCIAL METALS COMPANY                                         6.50         07/15/2017              39,430
      20,000   CORNING INCORPORATED                                              6.63         05/15/2019              20,151
     100,000   NUCOR CORPORATION                                                 5.00         06/01/2013             102,914
     150,000   NUCOR CORPORATION                                                 5.85         06/01/2018             154,007
      50,000   NUCOR CORPORATION                                                 6.40         12/01/2037              45,859
                                                                                                                   1,310,140
                                                                                                            ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.06%
$    600,000   NEWS AMERICA INCORPORATED                                         6.65%        11/15/2037    $        507,830
      65,000   RR DONNELLEY & SONS COMPANY                                       5.50         05/15/2015              54,276
      20,000   RR DONNELLEY & SONS COMPANY                                       5.63         01/15/2012              18,911
      50,000   RR DONNELLEY & SONS COMPANY                                       6.13         01/15/2017              42,410
                                                                                                                     623,427
                                                                                                            ----------------
RAILROAD TRANSPORTATION: 0.24%
     500,000   BURLINGTON NORTHERN SANTA FE CORPORATION                          4.88         01/15/2015             496,741
      60,000   BURLINGTON NORTHERN SANTA FE CORPORATION                          5.65         05/01/2017              59,093
      50,000   BURLINGTON NORTHERN SANTA FE CORPORATION                          6.15         05/01/2037              47,571
     100,000   CSX CORPORATION                                                   5.60         05/01/2017              91,935
     100,000   CSX CORPORATION                                                   6.00         10/01/2036              80,902
      70,000   CSX CORPORATION                                                   6.15         05/01/2037              57,071
     250,000   CSX CORPORATION                                                   6.25         04/01/2015             247,371
     300,000   CSX CORPORATION                                                   6.30         03/15/2012             309,567
     200,000   CSX CORPORATION                                                   7.45         04/01/2038             193,537
     275,000   NORFOLK SOUTHERN CORPORATION                                      5.59         05/17/2025             250,955
     100,000   NORFOLK SOUTHERN CORPORATION<<                                    5.75         04/01/2018             100,944
      65,000   NORFOLK SOUTHERN CORPORATION                                      5.90         06/15/2019              66,281
     360,000   UNION PACIFIC CORPORATION                                         4.88         01/15/2015             358,367
     200,000   UNION PACIFIC CORPORATION                                         5.75         11/15/2017             193,188
      40,000   UNION PACIFIC CORPORATION                                         6.15         05/01/2037              36,858
                                                                                                                   2,590,381
                                                                                                            ----------------
REAL ESTATE: 0.02%
     200,000   DUKE REALTY LP                                                    6.25         05/15/2013             170,184
                                                                                                            ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.18%
     100,000   CAMDEN PROPERTY TRUST                                             5.70         05/15/2017              83,253
     100,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                       5.63         05/01/2017              79,847
     200,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                       6.00         01/30/2017             167,568
      75,000   HEALTHCARE REALTY TRUST INCORPORATED                              8.13         05/01/2011              73,711
      75,000   HOSPITALITY PROPERTIES TRUST                                      5.63         03/15/2017              55,066
     250,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                5.55         09/05/2012             197,108
     125,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                5.75         06/15/2011             104,996
      75,000   LIBERTY PROPERTY LP                                               5.50         12/15/2016              57,897
     150,000   LIBERTY PROPERTY LP<<                                             6.63         10/01/2017             119,948
     300,000   PROLOGIS TRUST                                                    5.63         11/15/2016             226,501
     100,000   PROLOGIS TRUST<<                                                  6.63         05/15/2018              78,170
     100,000   REALTY INCOME CORPORATION                                         5.95         09/15/2016              78,116
     100,000   REGENCY CENTERS LP                                                5.88         06/15/2017              72,764
      50,000   SIMON PROPERTY GROUP LP                                           5.00         03/01/2012              48,466
      50,000   SIMON PROPERTY GROUP LP                                           5.25         12/01/2016              43,278
     300,000   SIMON PROPERTY GROUP LP                                           5.75         05/01/2012             292,247
     125,000   SIMON PROPERTY GROUP LP                                           5.75         12/01/2015             115,771
     105,000   SIMON PROPERTY GROUP LP<<                                         6.75         05/15/2014             104,344
                                                                                                                   1,999,051
                                                                                                            ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.01%
     100,000   COOPER US INCORPORATED                                            6.10         07/01/2017             102,425
                                                                                                            ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.96%
     180,000   BEAR STEARNS COMPANIES INCORPORATED                               5.30         10/30/2015             169,773
     600,000   BEAR STEARNS COMPANIES INCORPORATED                               5.50         08/15/2011             627,025
      25,000   BEAR STEARNS COMPANIES INCORPORATED                               5.55         01/22/2017              23,036
     120,000   BEAR STEARNS COMPANIES INCORPORATED                               6.40         10/02/2017             117,566
     500,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                    6.95         08/10/2012             540,656
     225,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                   4.55         06/23/2010             229,793
     500,000   CREDIT SUISSE USA INCORPORATED<<                                  5.50         08/15/2013             506,858

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$    250,000   CREDIT SUISSE USA INCORPORATED                                    7.13%        07/15/2032    $        263,246
      50,000   EATON VANCE CORPORATION                                           6.50         10/02/2017              44,885
     200,000   GOLDMAN SACHS CAPITAL II+/-                                       5.79         12/31/2049             116,031
     500,000   GOLDMAN SACHS GROUP INCORPORATED<<                                1.70         03/15/2011             505,060
     350,000   GOLDMAN SACHS GROUP INCORPORATED<<                                3.25         06/15/2012             364,679
     700,000   GOLDMAN SACHS GROUP INCORPORATED                                  4.75         07/15/2013             688,447
     275,000   GOLDMAN SACHS GROUP INCORPORATED                                  5.35         01/15/2016             263,080
   1,000,000   GOLDMAN SACHS GROUP INCORPORATED                                  5.45         11/01/2012           1,024,574
     500,000   GOLDMAN SACHS GROUP INCORPORATED                                  5.75         10/01/2016             489,058
      70,000   GOLDMAN SACHS GROUP INCORPORATED                                  5.95         01/15/2027              53,680
   1,545,000   GOLDMAN SACHS GROUP INCORPORATED                                  6.00         05/01/2014           1,570,849
     100,000   GOLDMAN SACHS GROUP INCORPORATED                                  6.15         04/01/2018              96,538
   1,250,000   GOLDMAN SACHS GROUP INCORPORATED                                  6.25         09/01/2017           1,211,545
     450,000   GOLDMAN SACHS GROUP INCORPORATED<<                                6.35         02/15/2034             362,118
     725,000   GOLDMAN SACHS GROUP INCORPORATED                                  6.60         01/15/2012             765,981
     925,000   GOLDMAN SACHS GROUP INCORPORATED                                  6.75         10/01/2037             775,451
   1,000,000   GOLDMAN SACHS GROUP INCORPORATED<<                                6.88         01/15/2011           1,054,836
     150,000   JEFFERIES GROUP INCORPORATED                                      6.45         06/08/2027              94,826
     450,000   MERRILL LYNCH & COMPANY INCORPORATED                              5.45         07/15/2014             410,036
     500,000   MERRILL LYNCH & COMPANY INCORPORATED                              5.70         05/02/2017             403,946
   1,000,000   MERRILL LYNCH & COMPANY INCORPORATED                              6.05         08/15/2012             972,025
     250,000   MERRILL LYNCH & COMPANY INCORPORATED                              6.05         05/16/2016             217,949
     300,000   MERRILL LYNCH & COMPANY INCORPORATED                              6.11         01/29/2037             223,377
     100,000   MERRILL LYNCH & COMPANY INCORPORATED                              6.22         09/15/2026              78,542
     500,000   MERRILL LYNCH & COMPANY INCORPORATED                              6.40         08/28/2017             453,198
     500,000   MERRILL LYNCH & COMPANY INCORPORATED                              7.75         05/14/2038             441,518
     500,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN<<                 5.77         07/25/2011             505,517
     690,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                   6.88         04/25/2018             640,361
     300,000   MORGAN STANLEY                                                    3.25         12/01/2011             311,721
     525,000   MORGAN STANLEY                                                    5.38         10/15/2015             496,617
     200,000   MORGAN STANLEY                                                    6.00         05/13/2014             200,980
     500,000   MORGAN STANLEY                                                    6.60         04/01/2012             520,796
     120,000   MORGAN STANLEY                                                    7.25         04/01/2032             118,795
     100,000   MORGAN STANLEY                                                    7.30         05/13/2019             102,434
     500,000   MORGAN STANLEY SERIES EMTN                                        5.45         01/09/2017             457,844
   1,500,000   MORGAN STANLEY SERIES MTN                                         5.25         11/02/2012           1,502,118
     500,000   MORGAN STANLEY SERIES MTN                                         5.55         04/27/2017             457,758
   1,000,000   MORGAN STANLEY SERIES MTN                                         6.63         04/01/2018             988,581
                                                                                                                  21,463,704
                                                                                                            ----------------
TOBACCO PRODUCTS: 0.19%
     500,000   ALTRIA GROUP INCORPORATED                                        10.20         02/06/2039             571,479
     125,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                          4.88         05/16/2013             131,139
     150,000   PHILIP MORRIS INTERNATIONAL INCORPORATED<<                        5.65         05/16/2018             153,485
     100,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                          6.38         05/16/2038             100,590
     750,000   PHILIP MORRIS INTERNATIONAL INCORPORATED<<                        6.88         03/17/2014             833,404
     200,000   REYNOLDS AMERICAN INCORPORATED                                    7.25         06/15/2037             158,862
     100,000   UST INCORPORATED                                                  5.75         03/01/2018              91,487
                                                                                                                   2,040,446
                                                                                                            ----------------
TRANSPORTATION BY AIR: 0.06%
      75,000   CONTINENTAL AIRLINES INCORPORATED SERIES A                        5.98         04/19/2022              61,500
     104,369   DELTA AIR LINES INCORPORATED                                      6.82         08/10/2022              83,496
      20,000   FEDEX CORPORATION                                                 7.38         01/15/2014              21,678
     100,000   FEDEX CORPORATION                                                 8.00         01/15/2019             110,818
     120,000   LOCKHEED MARTIN CORPORATION                                       8.50         12/01/2029             147,206
     199,374   NORTHWEST AIRLINES INCORPORATED                                   7.03         11/01/2019             144,546
     120,000   RAYTHEON COMPANY                                                  7.20         08/15/2027             131,909
                                                                                                                     701,153
                                                                                                            ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
TRANSPORTATION EQUIPMENT: 0.39%
$    180,000   BOEING COMPANY                                                    6.13%        02/15/2033    $        180,540
     100,000   DAIMLER FINANCE NA LLC                                            5.88         03/15/2011             101,237
     330,000   DAIMLER FINANCE NA LLC                                            6.50         11/15/2013             330,488
     200,000   DAIMLER FINANCE NA LLC                                            7.30         01/15/2012             207,718
     500,000   DAIMLER FINANCE NA LLC                                            8.00         06/15/2010             519,713
     225,000   DAIMLER FINANCE NA LLC                                            8.50         01/18/2031             224,081
     100,000   HONEYWELL INTERNATIONAL INCORPORATED                              4.25         03/01/2013             103,870
     100,000   HONEYWELL INTERNATIONAL INCORPORATED                              5.30         03/01/2018             103,025
     250,000   HONEYWELL INTERNATIONAL INCORPORATED                              5.70         03/15/2037             240,546
     150,000   JOHNSON CONTROLS INCORPORATED<<                                   5.25         01/15/2011             150,081
     350,000   LOCKHEED MARTIN CORPORATION SERIES B                              6.15         09/01/2036             353,201
     520,000   NORTHROP GRUMMAN CORPORATION                                      7.75         02/15/2031             599,638
     100,000   UNITED TECHNOLOGIES CORPORATION                                   4.88         05/01/2015             104,626
     565,000   UNITED TECHNOLOGIES CORPORATION                                   6.13         02/01/2019             608,075
     430,000   UNITED TECHNOLOGIES CORPORATION                                   7.50         09/15/2029             471,332
                                                                                                                   4,298,171
                                                                                                            ----------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.05%
     300,000   MCKESSON HBOC INCORPORATED                                        5.25         03/01/2013             303,782
     200,000   SYSCO CORPORATION                                                 6.63         03/17/2039             216,348
                                                                                                                     520,130
                                                                                                            ----------------
WHOLESALE TRADE-DURABLE GOODS: 0.03%
     180,000   JOHNSON & JOHNSON                                                 4.95         05/15/2033             170,105
      25,000   MARTIN MARIETTA MATERIALS INCORPORATED                            6.25         05/01/2037              20,763
     125,000   MARTIN MARIETTA MATERIALS INCORPORATED                            6.60         04/15/2018             114,614
                                                                                                                     305,482
                                                                                                            ----------------
TOTAL CORPORATE BONDS & NOTES (COST $232,713,549)                                                                229,195,572
                                                                                                            ----------------
FOREIGN CORPORATE BONDS: 2.82%
     150,000   ALBERTA ENERGY COMPANY LIMITED                                    8.13         09/15/2030             154,489
     180,000   ALCAN INCORPORATED                                                5.00         06/01/2015             151,012
     100,000   ALCAN INCORPORATED                                                6.13         12/15/2033              72,884
     100,000   AMERICA MOVIL SAB DE CV                                           5.63         11/15/2017              96,787
     100,000   AMERICA MOVIL SAB DE CV                                           6.13         11/15/2037              87,744
     100,000   AMVESCAP PLC                                                      5.63         04/17/2012              84,606
      75,000   ANADARKO FINANCE COMPANY SERIES B                                 6.75         05/01/2011              78,201
     325,000   ANADARKO FINANCE COMPANY SERIES B                                 7.50         05/01/2031             294,384
     750,000   ARCELORMITTAL                                                     5.38         06/01/2013             691,532
     175,000   ARCELORMITTAL<<                                                   9.00         02/15/2015             182,306
     250,000   ARCELORMITTAL                                                     9.85         06/01/2019             256,747
      75,000   ASTRAZENECA PLC                                                   5.40         06/01/2014              80,950
     500,000   ASTRAZENECA PLC                                                   5.90         09/15/2017             533,770
     350,000   ASTRAZENECA PLC                                                   6.45         09/15/2037             393,458
     150,000   AXA SA                                                            8.60         12/15/2030             127,944
      65,000   AXIS CAPITAL HOLDINGS LIMITED                                     5.75         12/01/2014              56,308
     300,000   BARCLAYS BANK PLC                                                 5.45         09/12/2012             306,932
     250,000   BARCLAYS BANK PLC                                                 6.75         05/22/2019             247,870
     100,000   BARRICK GOLD CORPORATION                                          6.95         04/01/2019             108,848
     250,000   BHP BILLITON FINANCE LIMITED                                      5.00         12/15/2010             259,388
     150,000   BHP BILLITON FINANCE LIMITED                                      5.25         12/15/2015             152,161
     200,000   BHP BILLITON FINANCE LIMITED                                      5.40         03/29/2017             204,033
     150,000   BHP BILLITON FINANCE USA LIMITED                                  5.50         04/01/2014             160,090
     200,000   BHP BILLITON FINANCE USA LIMITED                                  6.50         04/01/2019             217,827
     200,000   BP CAPITAL MARKETS PLC                                            3.63         05/08/2014             197,321
     150,000   BP CAPITAL MARKETS PLC                                            4.75         03/10/2019             145,191
     300,000   BRITISH TELECOMMUNICATIONS PLC                                    9.13         12/15/2030             315,072
     125,000   BROOKFIELD ASSET MANAGEMENT INCORPORATED                          5.80         04/25/2017             102,989

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
FOREIGN CORPORATE BONDS (continued)
$    100,000   BURLINGTON RESOURCES FINANCE COMPANY                              6.50%        12/01/2011    $        109,732
     500,000   BURLINGTON RESOURCES FINANCE COMPANY                              7.20         08/15/2031             518,003
     350,000   CANADIAN NATIONAL RAILWAY COMPANY                                 6.38         11/15/2037             349,664
      65,000   CANADIAN NATURAL RESOURCES LIMITED                                4.90         12/01/2014              63,690
     150,000   CANADIAN NATURAL RESOURCES LIMITED                                5.70         05/15/2017             144,460
     200,000   CANADIAN NATURAL RESOURCES LIMITED                                6.25         03/15/2038             176,330
     360,000   CANADIAN PACIFIC RAILWAY COMPANY                                  5.75         03/15/2033             261,501
      65,000   CANADIAN PACIFIC RAILWAY COMPANY                                  5.95         05/15/2037              47,766
      65,000   CANADIAN PACIFIC RAILWAY COMPANY                                  7.25         05/15/2019              64,647
      65,000   CELULOSA ARAUCO Y CONSTITUCION SA                                 5.63         04/20/2015              61,832
     325,000   CONOCO FUNDING COMPANY                                            6.35         10/15/2011             356,505
     150,000   CONOCOPHILLIPS CANADA                                             5.63         10/15/2016             151,249
     100,000   COVIDIEN INTERNATIONAL FINANCE SA                                 5.45         10/15/2012             106,449
     100,000   COVIDIEN INTERNATIONAL FINANCE SA                                 6.00         10/15/2017             105,524
      50,000   COVIDIEN INTERNATIONAL FINANCE SA                                 6.55         10/15/2037              51,557
     200,000   CREDIT SUISSE NEW YORK NY                                         5.50         05/01/2014             202,000
   1,000,000   DEUTSCHE BANK AG LONDON                                           4.88         05/20/2013           1,010,687
     500,000   DEUTSCHE BANK AG LONDON                                           6.00         09/01/2017             502,512
     275,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                         5.75         03/23/2016             274,714
     325,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                         8.50         06/15/2010             344,230
     830,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                         8.75         06/15/2030             965,083
      50,000   DIAGEO CAPITAL PLC<<                                              5.20         01/30/2013              51,613
      50,000   DIAGEO CAPITAL PLC                                                5.75         10/23/2017              50,908
      75,000   DIAGEO CAPITAL PLC                                                5.88         09/30/2036              71,360
     125,000   DIAGEO FINANCE BV                                                 5.30         10/28/2015             125,357
     100,000   ENBRIDGE INCORPORATED                                             5.60         04/01/2017              94,906
     350,000   ENCANA CORPORATION                                                6.50         02/01/2038             327,131
     100,000   ENCANA HOLDINGS FINANCE CORPORATION                               5.80         05/01/2014             103,098
     100,000   FALCONBRIDGE LIMITED                                              6.00         10/15/2015              85,395
     250,000   FRANCE TELECOM SA                                                 7.75         03/01/2011             271,880
     225,000   FRANCE TELECOM SA                                                 8.50         03/01/2031             288,486
     250,000   GRUPO TELEVISA SA                                                 6.00         05/15/2018             239,696
     500,000   HSBC HOLDINGS PLC                                                 6.50         05/02/2036             456,980
     850,000   HSBC HOLDINGS PLC                                                 6.50         09/15/2037             770,859
     105,000   HUSKY ENERGY INCORPORATED                                         5.90         06/15/2014             107,340
     100,000   HUSKY ENERGY INCORPORATED                                         6.80         09/15/2037              89,865
      65,000   HUSKY ENERGY INCORPORATED<<                                       7.25         12/15/2019              67,833
     180,000   ING GROEP NV+/-                                                   5.78         12/31/2049              97,200
     100,000   LAFARGE SA                                                        6.15         07/15/2011              98,090
      75,000   LAFARGE SA                                                        6.50         07/15/2016              63,276
     100,000   NEXEN INCORPORATED                                                5.65         05/15/2017              89,746
     100,000   NEXEN INCORPORATED                                                6.40         05/15/2037              85,437
     250,000   NOBLE HOLDINGS INTERNATIONAL LIMITED CORPORATION                  7.38         03/15/2014             261,672
     250,000   NORSK HYDRO ASA                                                   6.80         01/15/2028             259,878
     500,000   NOVARTIS SECURITIES INVESTMENT LIMITED                            5.13         02/10/2019             506,745
      75,000   ORIX CORPORATION                                                  5.48         11/22/2011              66,072
     100,000   PHILIPS ELECTRONICS NV                                            6.88         03/11/2038              99,650
      50,000   POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                   5.25         05/15/2014              51,628
      65,000   POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                   6.50         05/15/2019              68,869
      75,000   POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                   5.88         12/01/2036              66,572
     750,000   RIO TINTO FINANCE USA LIMITED                                     6.50         07/15/2018             738,464
     225,000   RIO TINTO FINANCE USA LIMITED                                     8.95         05/01/2014             241,810
     130,000   RIO TINTO FINANCE USA LIMITED                                     9.00         05/01/2019             139,437
     500,000   ROGERS WIRELESS INCORPORATED                                      7.50         03/15/2015             536,962
     200,000   ROYAL BANK CANADA                                                 5.65         07/20/2011             214,007
     360,000   ROYAL BANK OF SCOTLAND GROUP PLC                                  5.00         10/01/2014             280,445
     120,000   ROYAL KPN NV                                                      8.00         10/01/2010             126,563
      75,000   ROYAL KPN NV                                                      8.38         10/01/2030              83,359
     225,000   SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                       7.63         09/14/2010             231,738
     250,000   SHELL INTERNATIONAL FINANCE                                       4.00         03/21/2014             258,285
     500,000   SHELL INTERNATIONAL FINANCE                                       4.95         03/22/2012             535,565
     750,000   SHELL INTERNATIONAL FINANCE                                       6.38         12/15/2038             828,578
     150,000   STATOILHYDRO ASA                                                  3.88         04/15/2014             151,434

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
FOREIGN CORPORATE BONDS (continued)
$     65,000   STATOILHYDRO ASA                                                  5.25%        04/15/2019    $         65,659
      75,000   SUNCOR ENERGY INCORPORATED                                        5.95         12/01/2034              57,840
     500,000   SUNCOR ENERGY INCORPORATED                                        6.10         06/01/2018             480,725
     150,000   SUNCOR ENERGY INCORPORATED                                        6.50         06/15/2038             127,225
     100,000   TALISMAN ENERGY                                                   6.25         02/01/2038              82,999
      65,000   TALISMAN ENERGY INCORPORATED                                      7.75         06/01/2019              68,144
     200,000   TELECOM ITALIA CAPITAL SA                                         5.25         10/01/2015             183,125
     150,000   TELECOM ITALIA CAPITAL SA                                         6.00         09/30/2034             117,197
     350,000   TELECOM ITALIA CAPITAL SA                                         6.20         07/18/2011             361,313
     500,000   TELECOM ITALIA CAPITAL SA                                         7.72         06/04/2038             471,951
      50,000   TELEFONICA EMISIONES SAU                                          5.98         06/20/2011              52,805
     150,000   TELEFONICA EMISIONES SAU                                          6.42         06/20/2016             158,720
     550,000   TELEFONICA EMISIONES SAU                                          7.05         06/20/2036             596,662
     180,000   TELEFONICA EUROPE BV                                              7.75         09/15/2010             190,948
     120,000   TELEFONICA EUROPE BV                                              8.25         09/15/2030             140,428
      65,000   TELEFONOS DE MEXICO SA DE CV                                      5.50         01/27/2015              63,577
     180,000   TELUS CORPORATION                                                 8.00         06/01/2011             193,516
     200,000   THOMSON REUTERS CORPORATION                                       5.70         10/01/2014             200,638
     500,000   THOMSON REUTERS CORPORATION                                       6.50         07/15/2018             497,682
      65,000   TRANSCANADA PIPELINES LIMITED                                     4.88         01/15/2015              61,354
     100,000   TRANSCANADA PIPELINES LIMITED                                     5.60         03/31/2034              83,798
     585,000   TRANSCANADA PIPELINES LIMITED                                     6.20         10/15/2037             548,578
     600,000   TRANSOCEAN INCORPORATED                                           6.00         03/15/2018             601,273
     120,000   TRANSOCEAN INCORPORATED                                           7.50         04/15/2031             120,885
     500,000   TYCO ELECTRONICS GROUP SA                                         6.00         10/01/2012             488,715
     400,000   TYCO INTERNATIONAL GROUP SA                                       6.00         11/15/2013             401,096
   1,000,000   UBS AG STAMFORD CT SERIES DPNT                                    5.88         12/20/2017             907,673
     355,000   VALE OVERSEAS LIMITED                                             6.25         01/23/2017             358,892
     210,000   VALE OVERSEAS LIMITED                                             6.88         11/21/2036             189,832
     180,000   VODAFONE GROUP PLC                                                4.63         07/15/2018             172,967
   1,000,000   VODAFONE GROUP PLC<<                                              5.00         12/16/2013           1,048,303
      75,000   VODAFONE GROUP PLC                                                5.38         01/30/2015              76,262
     250,000   VODAFONE GROUP PLC                                                7.88         02/15/2030             292,515
     100,000   WEATHERFORD INTERNATIONAL LIMITED                                 6.00         03/15/2018              88,868
     300,000   WEATHERFORD INTERNATIONAL LIMITED                                 6.50         08/01/2036             229,600
      50,000   WEATHERFORD INTERNATIONAL LIMITED                                 7.00         03/15/2038              42,064
     100,000   XL CAPITAL LIMITED                                                5.25         09/15/2014              81,529
     100,000   XL CAPITAL LIMITED                                                6.25         05/15/2027              70,273
TOTAL FOREIGN CORPORATE BONDS (COST $31,384,773)                                                                  30,988,799
                                                                                                            ----------------
FOREIGN GOVERNMENT BONDS@: 24.62%
     400,000   AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                        6.00         02/15/2017             338,011
     600,000   AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                        6.50         05/15/2013             517,395
     448,000   AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                        5.75         06/15/2011             374,535
     385,000   BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                           5.50         03/28/2028             602,145
   1,000,000   BELGIUM GOVERNMENT BOND SERIES 35 (EUR)                           5.75         09/28/2010           1,494,571
   2,000,000   BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                           5.00         09/28/2012           3,063,108
     700,000   BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                           5.50         09/28/2017           1,093,898
   1,000,000   BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                           4.25         09/28/2014           1,484,972
     330,000   BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                           5.00         03/28/2035             482,227
     250,000   BELGIUM GOVERNMENT BOND SERIES 49 (EUR)                           4.00         03/28/2017             355,346
   1,000,000   BONOS Y OBLIGACIONES DEL ESTADO (EUR)                             4.25         01/31/2014           1,485,321
     500,000   BONOS Y OBLIGACIONES DEL ESTADO (EUR)                             4.60         07/30/2019             724,414
   1,200,000   BUNDESOBLIGATION SERIES 147 (EUR)                                 2.50         10/08/2010           1,726,968
     745,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                        5.25         01/04/2011           1,119,154
     750,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                        6.25         01/04/2030           1,306,859
     800,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 01 (EUR)                        5.00         07/04/2011           1,211,920
   1,400,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                        5.00         01/04/2012           2,143,463
   1,000,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                        5.00         07/04/2012           1,540,404
   1,140,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                        4.25         01/04/2014           1,726,390
   2,200,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                        4.50         01/04/2013           3,353,339
     660,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                        4.75         07/04/2034             967,168

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
FOREIGN GOVERNMENT BONDS (continued)
$   1,010,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                        3.75%        01/04/2015    $      1,493,325
    1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                        3.50         01/04/2016           1,447,057
    1,100,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                        4.00         01/04/2037           1,453,391
    1,200,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 06 (EUR)                        4.00         07/04/2016           1,778,862
    1,700,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 08 (EUR)                        4.25         07/04/2018           2,543,103
    1,500,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 09 (EUR)                        3.75         01/04/2019           2,154,596
      655,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                        6.25         01/04/2024           1,131,360
      350,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                        5.63         01/04/2028             567,459
      500,000  CANADIAN GOVERNMENT BOND (CAD)                                    3.00         06/01/2014             469,109
    1,300,000  CANADIAN GOVERNMENT BOND (CAD)                                    4.00         06/01/2016           1,271,839
      400,000  CANADIAN GOVERNMENT BOND (CAD)                                    5.00         06/01/2037             425,738
    1,000,000  CANADIAN GOVERNMENT BOND (CAD)                                    5.25         06/01/2013           1,021,204
      600,000  CANADIAN GOVERNMENT BOND (CAD)                                    5.50         06/01/2010             576,709
      450,000  CANADIAN GOVERNMENT BOND (CAD)                                    5.75         06/01/2033             513,484
    1,000,000  CANADIAN GOVERNMENT BOND (CAD)                                    6.00         06/01/2011           1,001,209
       95,000  CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                         8.00         06/01/2023             125,550
      593,000  CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                        8.00         06/01/2027             811,053
    1,000,000  DENMARK GOVERNMENT BOND (DKK)                                     4.00         11/15/2010             195,757
      925,000  DENMARK GOVERNMENT BOND (DKK)                                     4.00         11/15/2015             180,944
    1,500,000  DENMARK GOVERNMENT BOND (DKK)                                     4.00         11/15/2017             289,253
    2,500,000  DENMARK GOVERNMENT BOND (DKK)                                     4.50         11/15/2039             479,190
    2,500,000  DENMARK GOVERNMENT BOND (DKK)                                     5.00         11/15/2013             515,335
    1,450,000  DENMARK GOVERNMENT BOND (DKK)                                     6.00         11/15/2011             300,873
      500,000  DENMARK GOVERNMENT BOND (DKK)                                     7.00         11/10/2024             122,723
    1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                  3.75         04/25/2021           1,354,544
    1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                  4.00         04/25/2013           2,234,287
    2,700,000  FRANCE GOVERNMENT BOND OAT (EUR)                                  4.00         04/25/2014           4,006,028
    1,750,000  FRANCE GOVERNMENT BOND OAT (EUR)                                  4.25         04/25/2019           2,528,613
    2,100,000  FRANCE GOVERNMENT BOND OAT (EUR)                                  4.75         10/25/2012           3,206,199
    1,900,000  FRANCE GOVERNMENT BOND OAT (EUR)                                  4.75         04/25/2035           2,754,538
    2,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                  5.00         04/25/2012           3,065,737
      800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                  5.00         10/25/2016           1,237,842
    1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                  6.00         10/25/2025           1,668,160
    1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                  8.50         10/25/2019           2,956,868
    1,155,000  FRENCH TREASURY NOTE BTAN (EUR)                                   3.00         01/12/2011           1,676,053
    1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                           5.00         08/01/2039           1,342,471
    1,425,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                           3.75         08/01/2016           1,999,746
    1,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                           4.00         02/01/2037           1,747,809
    1,300,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                           4.25         08/01/2014           1,905,709
    2,300,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                           4.25         02/01/2015           3,358,827
    3,250,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                           4.25         02/01/2019           4,555,495
    1,900,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                           4.75         02/01/2013           2,855,641
    1,317,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                           5.00         02/01/2012           1,988,198
    2,900,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                           5.50         11/01/2010           4,331,838
    1,475,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                           6.00         05/01/2031           2,255,226
    1,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                           6.50         11/01/2027           2,419,921
      230,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                           9.00         11/01/2023             459,685
  580,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 47 (JPY)                   0.50         06/20/2010           6,108,025
  350,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 55 (JPY)                   1.40         03/20/2011           3,743,916
  650,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 58 (JPY)                   1.50         06/20/2011           6,981,524
1,050,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                   1.80         12/20/2010          11,278,232
  270,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                   1.50         12/20/2011           2,909,287
  215,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                   1.50         03/20/2012           2,319,470
  500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                   1.30         06/20/2012           5,368,262
  410,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                   1.10         09/20/2012           4,376,014
  570,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                   0.70         03/20/2013           5,991,144
  700,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                   1.60         09/20/2013           7,616,666
  500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                   1.50         03/20/2014           5,413,912
  250,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                   1.50         12/20/2014           2,700,798
  279,650,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                   1.30         03/20/2015           2,985,082
  370,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                   1.60         03/20/2016           3,999,565
  480,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                   1.70         12/20/2016           5,201,360
  650,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                   1.70         03/20/2017           7,023,029

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
FOREIGN GOVERNMENT BONDS (continued)
$140,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 289 (JPY)                   1.50%        12/20/2017    $      1,485,258
 500,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 293 (JPY)                   1.80         06/20/2018           5,418,084
 140,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                 2.30         03/20/2035           1,478,177
 190,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                 2.30         12/20/2036           2,008,536
  60,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 26 (JPY)                 2.40         03/20/2037             649,839
 200,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 3 (JPY)                  2.30         05/20/2030           2,126,291
 120,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 105 (JPY)                2.10         09/20/2028           1,253,623
 253,250,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                 3.70         09/21/2015           3,025,713
 600,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                 1.50         03/20/2019           6,307,015
 135,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                 2.40         06/20/2024           1,492,373
 230,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                 2.00         12/20/2024           2,405,726
 150,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                 2.20         09/20/2026           1,608,234
 230,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                 2.10         12/20/2026           2,400,611
 520,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                 2.00         03/20/2027           5,420,613
   1,500,000   NETHERLANDS GOVERNMENT BOND (EUR)                                 3.75         07/15/2014           2,193,339
     850,000   NETHERLANDS GOVERNMENT BOND (EUR)                                 4.00         07/15/2016           1,233,002
     453,000   NETHERLANDS GOVERNMENT BOND (EUR)                                 4.00         01/15/2037             592,507
   2,500,000   NETHERLANDS GOVERNMENT BOND (EUR)                                 5.50         07/15/2010           3,706,316
     410,000   NETHERLANDS GOVERNMENT BOND (EUR)                                 5.50         01/15/2028             651,586
      85,000   NETHERLANDS GOVERNMENT BOND (EUR)                                 7.50         01/15/2023             158,655
   2,000,000   SPAIN GOVERNMENT BOND (EUR)                                       5.35         10/31/2011           3,053,155
     350,000   SPAIN GOVERNMENT BOND (EUR)                                       4.20         01/31/2037             446,708
     752,000   SPAIN GOVERNMENT BOND (EUR)                                       4.40         01/31/2015           1,114,849
   1,050,000   SPAIN GOVERNMENT BOND (EUR)                                       5.00         07/30/2012           1,604,302
   1,100,000   SPAIN GOVERNMENT BOND (EUR)                                       5.50         07/30/2017           1,717,039
     750,000   SPAIN GOVERNMENT BOND (EUR)                                       5.75         07/30/2032           1,184,863
     650,000   SPAIN GOVERNMENT BOND (EUR)                                       6.15         01/31/2013           1,027,295
   3,300,000   SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                          6.75         05/05/2014             513,277
   1,520,000   SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                          5.25         03/15/2011             215,076
   1,640,000   SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                          5.00         12/01/2020             236,444
   3,500,000   SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                          3.00         07/12/2016             450,435
   1,000,000   SWEDEN GOVERNMENT BOND SERIES 1052 (SEK)                          4.25         03/12/2019             137,350
   1,000,000   UNITED KINGDOM GILT (GBP)                                         3.25         12/07/2011           1,681,962
   1,000,000   UNITED KINGDOM GILT (GBP)                                         4.00         09/07/2016           1,722,030
   1,050,000   UNITED KINGDOM GILT (GBP)                                         4.25         06/07/2032           1,656,715
     500,000   UNITED KINGDOM GILT (GBP)                                         4.25         09/07/2039             760,231
   1,600,000   UNITED KINGDOM GILT (GBP)                                         4.25         12/07/2046           2,426,765
     800,000   UNITED KINGDOM GILT (GBP)                                         4.50         03/07/2013           1,386,895
     750,000   UNITED KINGDOM GILT (GBP)                                         4.50         03/07/2019           1,285,437
     300,000   UNITED KINGDOM GILT (GBP)                                         4.75         06/07/2010             505,185
     575,000   UNITED KINGDOM GILT (GBP)                                         4.75         09/07/2015           1,036,403
     500,000   UNITED KINGDOM GILT (GBP)                                         4.75         03/07/2020             871,424
   1,100,000   UNITED KINGDOM GILT (GBP)                                         4.75         12/07/2038           1,830,281
     250,000   UNITED KINGDOM GILT (GBP)                                         5.00         03/07/2012             437,264
     585,000   UNITED KINGDOM GILT (GBP)                                         5.00         09/07/2014           1,058,730
   2,000,000   UNITED KINGDOM GILT (GBP)                                         5.00         03/07/2018           3,602,489
   1,300,000   UNITED KINGDOM GILT (GBP)                                         6.00         12/07/2028           2,554,089
   1,000,000   UNITED KINGDOM GILT (GBP)                                         6.25         11/25/2010           1,745,967
     200,000   UNITED KINGDOM GILT (GBP)                                         8.75         08/25/2017             449,265
TOTAL FOREIGN GOVERNMENT BONDS (COST $249,291,250)                                                               270,233,875
                                                                                                            ----------------
AGENCY NOTES - INTEREST BEARING: 6.04%
FEDERAL FARM CREDIT BANK: 0.05%
     600,000   FFCB                                                              2.63         04/17/2014             593,285
                                                                                                            ----------------
FEDERAL HOME LOAN BANK: 1.19%
   6,000,000   FHLB<<                                                            2.75         06/18/2010           6,129,714
   1,500,000   FHLB<<                                                            3.38         02/27/2013           1,558,482
   1,000,000   FHLB                                                              4.88         09/08/2017           1,049,832
   1,000,000   FHLB                                                              5.00         11/17/2017           1,065,683
     100,000   FHLB<<                                                            5.13         08/14/2013             110,216

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
FEDERAL HOME LOAN BANK (continued)
$  1,200,000   FHLB                                                              5.38%        08/19/2011    $      1,302,181
     100,000   FHLB                                                              5.38         09/30/2022             108,308
     100,000   FHLB<<                                                            5.50         10/19/2016             101,785
     800,000   FHLB SERIES 363                                                   4.50         11/15/2012             863,695
     400,000   FHLB SERIES 467<<                                                 5.25         06/18/2014             442,753
     250,000   FHLB SERIES 656                                                   5.38         05/18/2016             275,052
                                                                                                                  13,007,701
                                                                                                            ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 3.48%
     600,000   FHLMC                                                             1.38         05/16/2011             602,834
   5,000,000   FHLMC<<                                                           1.63         04/26/2011           5,052,465
     300,000   FHLMC                                                             1.88         06/20/2012             300,573
     600,000   FHLMC<<                                                           2.00         04/27/2012             601,301
     250,000   FHLMC                                                             2.00         06/15/2012             250,168
     500,000   FHLMC                                                             2.50         04/08/2013             498,826
     800,000   FHLMC<<                                                           2.50         01/07/2014             795,385
   2,850,000   FHLMC<<                                                           2.50         04/23/2014           2,818,151
   5,000,000   FHLMC<<                                                           2.88         06/28/2010           5,117,110
   3,000,000   FHLMC<<                                                           3.25         02/25/2011           3,110,031
   2,000,000   FHLMC<<                                                           3.75         06/28/2013           2,103,498
     250,000   FHLMC<<                                                           3.75         03/27/2019             245,795
   1,000,000   FHLMC                                                             4.13         10/18/2010           1,048,343
   2,000,000   FHLMC                                                             4.75         11/17/2015           2,175,542
     700,000   FHLMC<<                                                           4.88         06/13/2018             748,080
   1,000,000   FHLMC<<                                                           5.13         04/18/2011           1,074,204
   1,200,000   FHLMC<<                                                           5.13         07/15/2012           1,319,130
     650,000   FHLMC<<                                                           5.25         04/18/2016             719,425
     650,000   FHLMC<<                                                           5.50         07/18/2016             720,080
     150,000   FHLMC                                                             5.55         10/04/2016             160,562
   2,000,000   FHLMC<<                                                           6.00         07/06/2017           2,009,648
     100,000   FHLMC                                                             6.00         10/20/2021             100,231
   1,000,000   FHLMC<<                                                           6.00         04/16/2037           1,017,030
     200,000   FHLMC                                                             6.25         07/15/2032             234,901
     300,000   FHLMC                                                             6.75         03/15/2031             370,183
   3,700,000   FHLMC<<                                                           6.88         09/15/2010           3,972,379
     650,000   FHLMC SERIES MTN                                                  5.00         12/14/2018             604,278
     450,000   FHMLC                                                             1.75         06/15/2012             449,438
                                                                                                                  38,219,591
                                                                                                            ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.32%
     325,000   FNMA                                                              1.38         04/28/2011             327,036
     500,000   FNMA<<                                                            1.75         04/15/2011             502,357
     350,000   FNMA                                                              1.88         04/20/2012             352,576
     750,000   FNMA<<                                                            2.00         04/01/2011             756,260
     250,000   FNMA                                                              2.15         04/13/2012             250,975
   1,500,000   FNMA<<                                                            4.38         09/15/2012           1,614,035
   3,500,000   FNMA<<                                                            4.38         03/15/2013           3,786,836
     950,000   FNMA                                                              4.88         12/15/2016           1,022,255
     500,000   FNMA                                                              5.00         02/13/2017             542,251
   1,200,000   FNMA<<                                                            5.00         05/11/2017           1,296,581
   1,200,000   FNMA<<                                                            5.25         08/01/2012           1,252,519
   1,000,000   FNMA                                                              5.38         04/11/2022           1,029,868
     200,000   FNMA                                                              5.45         10/18/2021             213,141
      75,000   FNMA                                                              5.63         11/15/2021              78,629
     150,000   FNMA                                                              5.63         07/15/2037             157,046
     200,000   FNMA                                                              6.21         08/06/2038             219,509
     300,000   FNMA                                                              6.63         11/15/2030             365,740
     500,000   FNMA                                                              7.25         05/15/2030             648,174

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     50,000   FNMA SERIES 1                                                     5.50%        11/17/2016    $         50,986
                                                                                                                  14,466,774
                                                                                                            ----------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $64,349,850)                                                          66,287,351
                                                                                                            ----------------
AGENCY SECURITIES: 24.37%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.69%
   8,000,000   FHLMC%%                                                           4.50         06/01/2039           8,047,504
     800,000   FHLMC<<                                                           4.88         11/15/2013             876,345
   3,000,000   FHLMC%%                                                           5.00         06/01/2039           3,068,436
   2,500,000   FHLMC%%                                                           5.50         06/01/2037           2,582,030
   3,500,000   FHLMC%%                                                           6.00         06/01/2037           3,660,783
   3,124,040   FHLMC #1J1139+/-                                                  4.74         06/01/2038           3,235,907
   1,043,764   FHLMC #1J1368+/-                                                  5.83         10/01/2036           1,090,121
     630,697   FHLMC #783191+/-                                                  5.66         04/01/2037             657,253
   5,777,375   FHLMC #A11964                                                     5.00         08/01/2033           5,932,040
   1,140,902   FHLMC #A15183                                                     6.00         11/01/2033           1,201,619
     993,118   FHLMC #A15966                                                     5.00         11/01/2033           1,019,704
   1,271,092   FHLMC #A16693                                                     5.50         12/01/2033           1,319,076
   1,054,438   FHLMC #A19717                                                     5.00         03/01/2034           1,081,678
   1,977,558   FHLMC #A24888                                                     6.00         07/01/2034           2,081,565
   2,280,126   FHLMC #A29757                                                     5.50         01/01/2035           2,361,570
   1,592,268   FHLMC #A35253                                                     5.50         06/01/2035           1,649,142
   1,007,493   FHLMC #A36541                                                     5.00         08/01/2035           1,032,890
   1,212,828   FHLMC #A41694                                                     5.50         01/01/2036           1,256,149
   2,918,610   FHLMC #A43030                                                     6.00         02/01/2036           3,058,429
   2,577,714   FHLMC #A47041                                                     5.00         09/01/2035           2,642,694
     652,554   FHLMC #A54804                                                     6.50         06/01/2036             695,282
     876,707   FHLMC #A55537                                                     5.00         12/01/2036             898,260
   1,590,755   FHLMC #A56988                                                     5.50         02/01/2037           1,644,840
   2,653,965   FHLMC #A58420                                                     5.50         03/01/2037           2,744,200
     995,316   FHLMC #A75076                                                     6.50         03/01/2038           1,060,433
     851,083   FHLMC #A80659                                                     5.00         02/01/2037             872,006
   1,450,479   FHLMC #A80882                                                     6.00         08/01/2038           1,518,751
     779,827   FHLMC #C03063                                                     6.50         10/01/2037             830,846
   3,972,345   FHLMC #E01425                                                     4.50         08/01/2018           4,095,624
       7,395   FHLMC #E63170                                                     6.00         03/01/2011               7,804
     391,243   FHLMC #E95352                                                     4.50         04/01/2018             404,077
   1,576,508   FHLMC #G01740                                                     5.50         12/01/2034           1,633,804
   1,134,440   FHLMC #G02074                                                     5.50         02/01/2036           1,174,960
     458,001   FHLMC #G02184                                                     5.00         04/01/2036             469,547
   1,232,317   FHLMC #G02386                                                     6.00         11/01/2036           1,291,353
     496,348   FHLMC #G02422                                                     6.00         12/01/2036             520,127
   1,984,204   FHLMC #G02478                                                     5.50         12/01/2036           2,052,287
     773,738   FHLMC #G03303                                                     4.50         09/01/2035             779,670
   4,389,284   FHLMC #G03616                                                     6.00         12/01/2037           4,596,129
     869,866   FHLMC #G04173                                                     6.50         12/01/2037             926,775
   1,840,568   FHLMC #G04378                                                     6.50         03/01/2038           1,960,983
   2,569,316   FHLMC #G04385                                                     5.50         07/01/2038           2,656,529
   3,483,434   FHLMC #G04448                                                     5.50         07/01/2038           3,601,675
     432,522   FHLMC #G08190                                                     4.50         01/01/2037             435,679
     366,040   FHLMC #G08192                                                     5.50         04/01/2037             378,485
     828,465   FHLMC #G11950                                                     4.50         10/01/2018             855,640
     337,796   FHLMC #G12697                                                     5.50         05/01/2022             352,488
      41,652   FHLMC #G12741                                                     6.00         08/01/2022              43,961
     777,002   FHLMC #G13032                                                     6.00         09/01/2022             820,068
   1,625,456   FHLMC #G13151                                                     6.00         03/01/2023           1,715,548
     458,165   FHLMC #G13223                                                     4.00         05/01/2023             462,008
     685,942   FHLMC #G18274                                                     6.00         09/01/2023             723,923
     810,443   FHLMC #G18280                                                     5.50         11/01/2023             845,693

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     11,307   FHLMC #J02886                                                     6.00%        06/01/2021    $         11,934
     710,345   FHLMC #J04533                                                     6.00         03/01/2022             749,676
      14,779   FHLMC #J04871                                                     6.00         05/01/2022              15,597
     416,423   FHLMC #J05191                                                     6.00         07/01/2022             439,480
      45,543   FHLMC #J05194                                                     5.00         07/01/2022              47,156
     280,783   FHLMC #J05195                                                     5.00         07/01/2022             291,125
     773,671   FHLMC #J05228                                                     5.00         07/01/2022             801,079
     378,987   FHLMC #J05243                                                     5.00         07/01/2022             392,413
     362,881   FHLMC #J05408                                                     5.00         08/01/2022             375,736
     415,988   FHLMC #J05455                                                     5.00         09/01/2022             430,725
     712,842   FHLMC #J08096                                                     5.00         06/01/2023             738,054
      62,116   FHLMC #J08112                                                     5.00         06/01/2023              64,313
      64,393   FHLMC #J08719                                                     5.00         10/01/2023              66,671
                                                                                                                  95,348,349
                                                                                                            ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 12.75%
   1,200,000   FNMA%%                                                            4.00         06/01/2024           1,208,250
   3,000,000   FNMA%%                                                            4.00         06/01/2039           2,955,000
     300,000   FNMA##                                                            4.57         06/01/2017             208,972
     600,000   FNMA<<                                                            4.63         10/15/2013             651,904
   1,500,000   FNMA<<                                                            5.00         10/15/2011           1,630,040
   4,000,000   FNMA%%                                                            5.00         06/01/2037           4,095,000
   5,000,000   FNMA%%                                                            5.50         06/01/2037           5,168,750
   1,000,000   FNMA<<                                                            6.00         05/15/2011           1,095,081
   3,500,000   FNMA%%                                                            6.00         06/01/2037           3,664,063
     700,000   FNMA                                                              6.13         03/15/2012             786,867
   2,000,000   FNMA%%                                                            6.50         06/01/2037           2,130,624
     200,000   FNMA##                                                            6.86         10/09/2019              99,498
     500,000   FNMA                                                              7.13         01/15/2030             640,552
     508,181   FNMA #190360                                                      5.00         08/01/2035             521,526
   1,036,576   FNMA #254950                                                      5.50         11/01/2033           1,076,311
     537,259   FNMA #255407                                                      5.00         09/01/2024             552,946
     548,693   FNMA #255857                                                      5.50         08/01/2025             570,594
     477,079   FNMA #256702                                                      4.50         03/01/2022             489,299
     258,248   FNMA #256758                                                      4.50         05/01/2022             264,808
     484,699   FNMA #256851                                                      7.00         08/01/2037             525,206
     297,949   FNMA #535733                                                      6.50         08/01/2015             315,804
     889,465   FNMA #545414                                                      5.50         01/01/2017             935,289
     677,415   FNMA #725690                                                      6.00         08/01/2034             713,756
     462,907   FNMA #725773                                                      5.50         09/01/2034             480,363
   1,242,161   FNMA #729333                                                      5.50         07/01/2033           1,289,777
     838,231   FNMA #745627+/-                                                   5.49         04/01/2036             870,169
     161,660   FNMA #753669                                                      6.00         11/01/2033             170,635
   1,735,181   FNMA #767097                                                      4.00         06/01/2019           1,761,190
     864,358   FNMA #775199+/-                                                   4.28         05/01/2034             890,115
     817,714   FNMA #776966                                                      5.00         04/01/2034             839,699
   2,628,088   FNMA #777075                                                      5.00         04/01/2034           2,701,209
     524,913   FNMA #779510                                                      5.00         06/01/2019             545,978
   2,733,490   FNMA #793607                                                      5.00         09/01/2019           2,843,183
     616,118   FNMA #793675                                                      6.00         09/01/2034             649,170
     627,630   FNMA #794514                                                      5.00         10/01/2019             652,817
     499,077   FNMA #795047                                                      5.50         10/01/2034             517,896
     586,149   FNMA #796334                                                      6.00         10/01/2034             617,593
     749,108   FNMA #804666                                                      6.00         11/01/2034             789,294
   1,951,340   FNMA #805412                                                      5.50         01/01/2035           2,023,092
     664,983   FNMA #811460                                                      5.00         06/01/2020             690,629
     432,589   FNMA #812338                                                      6.00         03/01/2035             454,173
      90,515   FNMA #821030                                                      4.50         05/01/2035              91,392
     162,884   FNMA #822651                                                      4.50         04/01/2035             164,464
   2,874,111   FNMA #824601                                                      5.50         12/01/2034           2,982,488
     555,306   FNMA #828346                                                      5.00         07/01/2035             569,889
     161,600   FNMA #828698                                                      5.00         07/01/2035             165,844

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    598,049   FNMA #829190                                                      5.00%        07/01/2035    $        613,754
     558,632   FNMA #830957                                                      5.50         08/01/2035             579,174
     533,354   FNMA #831406                                                      6.00         03/01/2036             559,466
     798,555   FNMA #831625                                                      7.00         06/01/2036             866,116
      46,250   FNMA #832199                                                      4.50         07/01/2035              46,698
   1,245,924   FNMA #834657                                                      5.50         08/01/2035           1,291,738
   2,152,235   FNMA #835284                                                      5.50         09/01/2035           2,231,375
   2,678,424   FNMA #835331                                                      5.50         08/01/2035           2,776,912
     325,293   FNMA #836068                                                      4.50         10/01/2020             335,048
     506,827   FNMA #836958                                                      4.50         10/01/2035             511,742
   2,597,513   FNMA #839064                                                      6.00         01/01/2036           2,727,118
   1,194,607   FNMA #843901                                                      4.50         09/01/2035           1,206,192
   4,564,786   FNMA #844158                                                      5.00         11/01/2035           4,684,659
   4,728,812   FNMA #844703<<                                                    5.50         12/01/2035           4,902,695
     228,864   FNMA #845782                                                      4.50         10/01/2020             235,728
     409,273   FNMA #847926                                                      4.50         12/01/2020             421,547
   1,226,842   FNMA #851264                                                      5.50         05/01/2021           1,282,380
   4,056,131   FNMA #865283                                                      5.50         02/01/2036           4,199,575
   1,413,936   FNMA #868424+/-                                                   5.74         03/01/2036           1,464,123
     542,649   FNMA #878198                                                      5.50         09/01/2036             561,839
   1,488,496   FNMA #879094+/-                                                   5.35         05/01/2036           1,549,721
     741,901   FNMA #888221                                                      5.50         03/01/2037             768,138
   3,672,946   FNMA #888645                                                      5.00         08/01/2037           3,765,382
     594,917   FNMA #888815                                                      4.50         11/01/2022             610,156
   2,181,530   FNMA #895995                                                      6.50         07/01/2036           2,327,352
     951,159   FNMA #897130                                                      6.50         09/01/2036           1,014,738
   2,362,638   FNMA #902738                                                      5.00         11/01/2036           2,422,467
     199,311   FNMA #904767+/-                                                   5.51         12/01/2036             207,926
   2,518,357   FNMA #907051+/-                                                   5.64         10/01/2037           2,621,918
     523,997   FNMA #907860+/-                                                   5.53         02/01/2037             545,437
     502,683   FNMA #908182                                                      5.50         12/01/2021             525,439
   1,402,943   FNMA #908249                                                      6.50         12/01/2036           1,496,721
     774,786   FNMA #909855                                                      5.50         02/01/2037             801,944
     840,244   FNMA #910093+/-                                                   5.76         03/01/2037             881,221
     201,930   FNMA #910535+/-                                                   5.56         01/01/2037             210,637
     406,924   FNMA #914224+/-                                                   5.45         03/01/2037             423,562
     414,272   FNMA #915356                                                      4.50         05/01/2023             424,796
     705,285   FNMA #917101                                                      5.00         05/01/2037             723,035
   1,694,716   FNMA #917882                                                      5.00         05/01/2037           1,737,366
     460,404   FNMA #918049                                                      6.50         05/01/2037             491,154
   1,200,506   FNMA #918619                                                      5.50         06/01/2037           1,242,586
   3,324,976   FNMA #919640                                                      6.00         09/01/2037           3,485,164
   1,043,770   FNMA #922675+/-                                                   4.80         06/01/2035           1,077,766
     740,409   FNMA #928433                                                      7.00         05/01/2037             802,286
     479,821   FNMA #928507                                                      6.50         06/01/2037             511,867
   2,674,930   FNMA #929723                                                      6.00         07/01/2038           2,803,649
   1,713,301   FNMA #929953                                                      5.50         09/01/2038           1,773,259
   1,197,458   FNMA #931011                                                      5.00         04/01/2024           1,240,085
   1,625,031   FNMA #933465                                                      5.50         02/01/2038           1,681,992
   4,172,344   FNMA #941164                                                      6.00         10/01/2037           4,373,355
     725,052   FNMA #945074                                                      7.00         08/01/2037             785,645
     599,251   FNMA #949594                                                      6.00         08/01/2022             632,993
     947,174   FNMA #950300                                                      6.00         08/01/2037             994,434
     237,206   FNMA #952033                                                      4.50         05/01/2023             243,231
   1,044,536   FNMA #955801                                                      6.00         10/01/2037           1,094,859
     952,138   FNMA #964241                                                      6.00         07/01/2038             997,956
     791,472   FNMA #965308                                                      6.00         09/01/2038             829,558
     878,783   FNMA #966039                                                      5.50         02/01/2038             909,586
     954,654   FNMA #974571                                                      5.00         11/01/2036             980,320
     597,114   FNMA #974886+/-                                                   4.38         04/01/2038             603,403
     359,105   FNMA #975288                                                      4.50         05/01/2023             368,227
     910,026   FNMA #979639                                                      5.00         06/01/2023             942,370
     129,623   FNMA #983518                                                      4.50         05/01/2023             132,916

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    902,252   FNMA #984260                                                      5.50%        05/01/2023    $        942,622
     776,411   FNMA #987128                                                      6.00         09/01/2038             813,772
      19,569   FNMA #992042                                                      7.00         10/01/2038              21,207
   1,000,001   FNMA #AA1090                                                      4.50         12/01/2023           1,025,402
     497,608   FNMA #AA3078                                                      4.50         02/01/2039             502,017
                                                                                                                 139,920,715
                                                                                                            ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.93%
   1,750,000   GNMA%%                                                            4.50         06/01/2037           1,765,313
   4,250,000   GNMA%%                                                            5.00         06/01/2038           4,372,188
       1,791   GNMA #337120                                                      6.50         11/15/2023               1,899
       1,937   GNMA #379192                                                      6.50         12/15/2023               2,054
   1,848,790   GNMA #520782<<                                                    5.00         03/15/2035           1,908,991
   1,082,663   GNMA #605373                                                      5.50         09/15/2034           1,127,255
     121,705   GNMA #617417                                                      6.50         02/15/2037             128,859
     865,594   GNMA #617522                                                      6.00         05/15/2037             905,952
     421,198   GNMA #625436                                                      6.50         09/15/2036             446,088
     656,625   GNMA #632007                                                      6.50         10/15/2036             695,427
   1,434,955   GNMA #633305<<                                                    5.50         12/15/2035           1,492,712
   1,083,214   GNMA #648391                                                      5.50         11/15/2035           1,126,813
     878,584   GNMA #651722                                                      5.50         02/15/2036             912,574
     626,779   GNMA #651882                                                      6.50         09/15/2036             663,817
     731,215   GNMA #653068                                                      5.50         03/15/2036             759,504
     729,205   GNMA #654920                                                      6.00         06/15/2036             762,748
     241,460   GNMA #658328                                                      4.50         03/15/2037             244,108
      31,536   GNMA #659749                                                      6.50         11/15/2036              33,400
     220,412   GNMA #663342                                                      6.50         12/15/2036             233,437
     102,116   GNMA #664629                                                      7.00         03/15/2037             109,395
     151,682   GNMA #667470                                                      6.00         05/15/2037             158,754
     457,150   GNMA #668585                                                      6.00         08/15/2037             478,464
     550,952   GNMA #669078                                                      6.00         06/15/2037             576,640
     362,346   GNMA #671433                                                      6.00         07/15/2037             379,240
     463,431   GNMA #673220                                                      6.00         10/15/2038             484,604
     495,213   GNMA #677314                                                      5.50         09/15/2038             514,217
     737,292   GNMA #681332                                                      6.50         05/15/2038             780,516
     632,891   GNMA #683124                                                      5.50         03/15/2038             657,179
      57,596   GNMA #684230                                                      6.50         08/15/2038              60,972
     318,004   GNMA #693431                                                      5.50         06/15/2038             330,208
     469,286   GNMA #695746                                                      6.00         11/15/2038             490,727
     319,150   GNMA #696456                                                      5.50         08/15/2038             331,397
   2,211,207   GNMA #698507                                                      6.00         10/15/2038           2,312,231
     499,471   GNMA #706004                                                      6.00         10/15/2038             522,290
     146,041   GNMA #782167                                                      6.00         06/15/2037             152,699
   3,356,766   GNMA #782273                                                      5.50         02/15/2038           3,487,364
   2,058,909   GNMA #782379                                                      6.00         08/15/2038           2,152,904
     645,932   GNMA #782407                                                      5.50         09/15/2038             671,075
                                                                                                                  32,234,015
                                                                                                            ----------------
TOTAL AGENCY SECURITIES (COST $257,072,164)                                                                      267,503,079
                                                                                                            ----------------
US TREASURY SECURITIES: 19.52%
US TREASURY BONDS: 4.74%
   1,550,000   US TREASURY BOND<<                                                3.50         02/15/2039           1,335,666
   1,750,000   US TREASURY BOND<<                                                4.38         02/15/2038           1,757,929
     450,000   US TREASURY BOND<<                                                4.50         02/15/2036             460,476
   1,100,000   US TREASURY BOND<<                                                4.50         05/15/2038           1,129,218
   1,550,000   US TREASURY BOND<<                                                4.75         02/15/2037           1,647,117
   3,000,000   US TREASURY BOND<<                                                5.25         02/15/2029           3,357,186
     250,000   US TREASURY BOND<<                                                5.38         02/15/2031             285,352

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
US TREASURY BONDS (continued)
$  2,500,000   US TREASURY BOND<<                                                5.50%        08/15/2028    $      2,873,048
   1,150,000   US TREASURY BOND<<                                                6.00         02/15/2026           1,383,054
   1,000,000   US TREASURY BOND<<                                                6.25         08/15/2023           1,212,969
   1,500,000   US TREASURY BOND<<                                                6.25         05/15/2030           1,892,109
   2,400,000   US TREASURY BOND<<                                                6.38         08/15/2027           3,019,126
     950,000   US TREASURY BOND<<                                                6.63         02/15/2027           1,222,234
   1,500,000   US TREASURY BOND<<                                                6.88         08/15/2025           1,962,188
   2,000,000   US TREASURY BOND<<                                                7.50         11/15/2016           2,568,124
   1,100,000   US TREASURY BOND                                                  8.00         11/15/2021           1,518,516
   2,850,000   US TREASURY BOND<<                                                8.13         08/15/2019           3,908,952
   1,700,000   US TREASURY BOND<<                                                8.50         02/15/2020           2,393,813
   2,500,000   US TREASURY BOND<<                                                8.75         05/15/2017           3,447,460
   2,900,000   US TREASURY BOND<<                                                8.75         08/15/2020           4,159,688
   1,275,000   US TREASURY BOND<<                                                8.88         08/15/2017           1,777,429
   3,200,000   US TREASURY BOND<<                                                8.88         02/15/2019           4,576,000
   2,900,000   US TREASURY BOND<<                                                9.13         05/15/2018           4,170,563
                                                                                                                  52,058,217
                                                                                                            ----------------
US TREASURY NOTES: 14.78%
   2,500,000   US TREASURY NOTE<<                                                0.88         03/31/2011           2,502,345
   5,000,000   US TREASURY NOTE<<                                                0.88         04/30/2011           4,999,200
   2,000,000   US TREASURY NOTE                                                  0.88         05/31/2011           1,998,120
   2,000,000   US TREASURY NOTE<<                                                1.38         02/15/2012           2,008,124
   5,000,000   US TREASURY NOTE<<                                                1.38         04/15/2012           5,005,470
   5,000,000   US TREASURY NOTE                                                  1.38         05/15/2012           4,995,700
   1,500,000   US TREASURY NOTE<<                                                1.50         10/31/2010           1,517,813
   6,500,000   US TREASURY NOTE<<                                                1.50         12/31/2013           6,312,618
   5,500,000   US TREASURY NOTE<<                                                1.75         11/15/2011           5,580,795
   5,000,000   US TREASURY NOTE<<                                                1.75         03/31/2014           4,876,560
   1,500,000   US TREASURY NOTE<<                                                1.88         02/28/2014           1,473,285
   8,000,000   US TREASURY NOTE<<                                                1.88         04/30/2014           7,832,480
   3,800,000   US TREASURY NOTE                                                  2.00         11/30/2013           3,775,657
   5,000,000   US TREASURY NOTE                                                  2.25         05/31/2014           4,976,950
   5,000,000   US TREASURY NOTE<<                                                2.38         08/31/2010           5,112,110
   6,375,000   US TREASURY NOTE<<                                                2.75         10/31/2013           6,550,313
   4,750,000   US TREASURY NOTE<<                                                2.75         02/15/2019           4,463,908
   7,500,000   US TREASURY NOTE<<                                                2.88         06/30/2010           7,690,140
     550,000   US TREASURY NOTE<<                                                3.13         04/30/2013             577,242
   6,800,000   US TREASURY NOTE<<                                                3.13         09/30/2013           7,101,220
   1,700,000   US TREASURY NOTE                                                  3.13         05/15/2019           1,651,397
   4,000,000   US TREASURY NOTE                                                  3.25         05/31/2016           4,045,000
   3,500,000   US TREASURY NOTE<<                                                3.38         06/30/2013           3,703,711
   2,000,000   US TREASURY NOTE                                                  3.50         05/31/2013           2,126,250
   4,700,000   US TREASURY NOTE<<                                                3.63         06/15/2010           4,851,467
   2,000,000   US TREASURY NOTE<<                                                3.75         11/15/2018           2,044,060
   8,500,000   US TREASURY NOTE<<                                                3.88         10/31/2012           9,158,087
   2,750,000   US TREASURY NOTE<<                                                3.88         02/15/2013           2,962,050
   1,500,000   US TREASURY NOTE                                                  3.88         05/15/2018           1,556,250
   3,500,000   US TREASURY NOTE<<                                                4.00         02/15/2015           3,754,569
   1,025,000   US TREASURY NOTE<<                                                4.00         08/15/2018           1,070,084
   4,300,000   US TREASURY NOTE<<                                                4.25         01/15/2011           4,545,233
   1,600,000   US TREASURY NOTE                                                  4.25         08/15/2013           1,747,626
   2,500,000   US TREASURY NOTE<<                                                4.25         11/15/2013           2,723,438
   1,870,000   US TREASURY NOTE<<                                                4.25         11/15/2014           2,039,469
   3,800,000   US TREASURY NOTE<<                                                4.50         04/30/2012           4,142,889
   2,000,000   US TREASURY NOTE<<                                                4.50         05/15/2017           2,184,532
   3,000,000   US TREASURY NOTE                                                  4.63         10/31/2011           3,251,016
   3,000,000   US TREASURY NOTE<<                                                4.63         02/29/2012           3,272,109
   6,000,000   US TREASURY NOTE<<                                                4.63         07/31/2012           6,585,468
   2,500,000   US TREASURY NOTE<<                                                4.75         03/31/2011           2,678,613

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
US TREASURY NOTES (continued)
$  2,500,000   US TREASURY NOTE<<                                                5.00%        08/15/2011    $      2,720,508
                                                                                                                 162,163,876
                                                                                                            ----------------
TOTAL US TREASURY SECURITIES (COST $210,285,894)                                                                 214,222,093
                                                                                                            ----------------

   SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 23.90%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.44%
  12,170,680   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                   12,170,680
  12,170,680   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                       12,170,680
  12,170,680   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL INSTITUTIONAL                                           12,170,680
  12,170,680   DWS MONEY MARKET SERIES INSTITUTIONAL                                                              12,170,680
                                                                                                                  48,682,720
                                                                                                            ----------------

 PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 19.46%
$    877,166   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                   0.47         06/02/2009             877,132
     438,583   AMSTERDAM FUNDING CORPORATION++(P)                                0.35         06/01/2009             438,575
   3,508,664   ANTALIS US FUNDING CORPORATION++(P)                               0.35         06/10/2009           3,508,289
  11,440,000   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $11,440,181)           0.19         06/01/2009          11,440,000
   1,096,458   BANK OF IRELAND                                                   0.40         06/02/2009           1,096,458
   1,096,458   BARTON CAPITAL CORPORATION++(P)                                   0.25         06/12/2009           1,096,359
   3,289,373   BARTON CAPITAL CORPORATION++(P)                                   0.30         06/03/2009           3,289,263
   1,096,458   BNP PARIBAS (NEW YORK)                                            0.28         06/08/2009           1,096,452
   3,289,373   BNP PARIBAS (NEW YORK)                                            1.75         06/16/2009           3,291,700
   2,083,270   BRYANT BANK FUNDING LLC++(P)                                      0.26         06/26/2009           2,082,863
   2,741,144   BRYANT BANK FUNDING LLC++(P)                                      0.27         06/22/2009           2,740,671
     120,610   CALCASIEU PARISH LA+/-SS                                          0.75         12/01/2027             120,610
     350,866   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-SS       0.75         06/01/2028             350,866
   4,385,831   CALYON (NEW YORK)                                                 0.25         06/22/2009           4,385,831
   4,385,831   CANCARA ASSET SECURITIZATION LIMITED++                            0.40         06/15/2009           4,385,051
   2,631,498   CBA (DELAWARE) FINANCE INCORPORATED(P)                            0.26         06/29/2009           2,630,928
   1,005,996   CHEYNE FINANCE LLC+++/-####(A)(I)                                 0.00         02/25/2008              16,599
     290,835   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                         1.10         10/01/2038             290,835
     548,229   COOK COUNTY IL+/-SS                                               0.90         11/01/2030             548,229
   2,631,498   DANSKE BANK A/S COPENHAGEN                                        0.38         06/01/2009           2,631,498
   1,863,978   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS                      2.00         12/15/2037           1,863,978
   1,304,785   DEUTSCHE BANK (NEW YORK)                                          0.62         06/25/2009           1,305,086
  11,440,000   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $11,440,172)           0.18         06/01/2009          11,440,000
   3,947,248   DEXIA CREDIT LOCAL DE FRANCE SA                                   0.35         06/01/2009           3,947,248
   2,541,041   DNB NOR BANK ASA                                                  0.78         06/29/2009           2,542,056
   2,631,498   E.ON AG++                                                         0.35         06/11/2009           2,631,191
   1,535,041   E.ON AG++                                                         0.41         06/02/2009           1,534,988
   1,644,686   EBBETS FUNDING LLC++(P)                                           0.50         06/02/2009           1,644,618
     767,520   EBBETS FUNDING LLC++(P)                                           0.50         06/03/2009             767,478
     438,583   ELYSIAN FUNDING LLC++(P)                                          0.50         06/02/2009             438,565
     986,812   ELYSIAN FUNDING LLC++(P)                                          0.50         06/03/2009             986,757
   4,385,831   FAIRWAY FINANCE CORPORATION++(P)                                  0.25         06/22/2009           4,385,130
   4,166,539   FORTIS FUNDING LLC++                                              0.23         06/01/2009           4,166,486
   1,315,749   GDF SUEZ++                                                        0.28         06/18/2009           1,315,555
   3,289,373   GDF SUEZ++                                                        0.30         06/19/2009           3,288,825
   1,644,686   GEMINI SECURITIZATION INCORPORATED++(P)                           0.28         06/17/2009           1,644,456
   1,243,712   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,243,730)            0.17         06/01/2009           1,243,712
     328,937   GRAMPIAN FUNDING++(P)                                             0.39         06/04/2009             328,919
   2,053,573   GRYPHON FUNDING LIMITED+/-(A)(I)                                  0.00         08/23/2009             647,286

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    180,916   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS             2.10%        11/01/2042    $        180,916
     888,131   HOUSTON TX UTILITY SYSTEM+/-SS                                    0.55         05/15/2034             888,131
     313,587   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-SS           0.35         07/01/2029             313,587
     219,292   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-SS                0.75         01/01/2018             219,292
   2,192,915   INTESA FUNDING LLC                                                0.25         06/01/2009           2,192,885
   1,206,103   IRISH LIFE & PERMANENT PLC++                                      0.55         06/02/2009           1,206,048
     767,520   IRISH LIFE & PERMANENT PLC++                                      0.60         06/03/2009             767,469
   1,096,458   IRISH LIFE & PERMANENT PLC++                                      0.60         06/05/2009           1,096,348
   2,412,207   JPMORGAN CHASE FUNDING INCORPORATED++                             0.25         06/02/2009           2,412,157
     328,937   KANSAS CITY MO SPECIAL OBLIGATION+/-SS                            0.65         04/15/2025             328,937
   2,521,853   KBC BANK NV BRUSSELS                                              0.35         06/01/2009           2,521,853
   2,412,207   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                    0.28         06/01/2009           2,412,169
   3,138,500   KITTY HAWK FUNDING CORPORATION++                                  0.26         06/25/2009           3,137,911
     317,534   KITTY HAWK FUNDING CORPORATION++                                  0.27         06/04/2009             317,522
   4,276,185   LIBERTY STREET FUNDING CORPORATION++(P)                           0.26         06/22/2009           4,275,474
   1,578,899   LMA AMERICAS LLC++                                                0.29         06/23/2009           1,578,594
   2,741,144   MASSACHUSETTS HEFA+/-SS                                           0.30         10/01/2034           2,741,144
   2,083,270   MATCHPOINT MASTER TRUST++(P)                                      0.30         06/16/2009           2,082,974
   2,192,915   MATCHPOINT MASTER TRUST++(P)                                      0.30         06/26/2009           2,192,422
     438,583   MISSISSIPPI STATE GO+/-SS                                         2.00         11/01/2028             438,583
   3,508,664   MONT BLANC CAPITAL CORPORATION++(P)                               0.30         06/19/2009           3,508,080
     328,937   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS                         0.26         02/01/2036             328,937
   4,385,831   NATIONWIDE BUILDING SOCIETY++                                     0.28         06/18/2009           4,385,182
   1,863,978   NATIXIS                                                           0.28         06/04/2009           1,863,978
     219,292   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                          3.50         01/01/2018             219,292
   1,469,253   NIEUW AMSTERDAM RECEIVABLES CORPORATION(P)                        0.30         06/17/2009           1,469,033
   1,096,458   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(P)                      0.30         06/22/2009           1,096,247
     413,474   NIEUW AMSTERDAM RECEIVABLES CORPORATION(P)                        0.40         06/17/2009             413,391
     548,229   NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS                          0.44         01/01/2034             548,229
   3,289,373   OLD LINE FUNDING CORPORATION++(P)                                 0.30         06/04/2009           3,289,236
   4,385,831   PRUDENTIAL PLC++                                                  0.37         06/17/2009           4,385,019
   4,824,414   RABOBANK NEDERLAND NV (NEW YORK)                                  0.19         06/01/2009           4,824,414
   3,508,664   RANGER FUNDING CORPORATION++(P)                                   0.30         06/16/2009           3,508,167
     603,052   REGENCY MARKETS #1 LLC(P)                                         0.30         06/10/2009             602,996
   1,918,801   REGENCY MARKETS #1 LLC(P)                                         0.37         06/10/2009           1,918,584
   1,537,891   REGENCY MARKETS #1 LLC++(P)                                       0.38         06/15/2009           1,537,632
   1,151,281   ROYAL BANK OF SCOTLAND (NEW YORK)                                 1.25         06/03/2009           1,151,408
   2,192,915   ROYAL BANK OF SCOTLAND PLC(P)                                     0.25         06/01/2009           2,192,915
   1,699,509   ROYAL BANK OF SCOTLAND PLC(P)                                     0.35         06/01/2009           1,699,476
   2,631,498   SALISBURY RECEIVABLES COMPANY++(P)                                0.25         06/22/2009           2,631,078
   1,041,635   SANPAOLO IMI US FINANCIAL COMPANY                                 0.29         06/01/2009           1,041,618
   1,973,624   SCALDIS CAPITAL LIMITED++(P)                                      0.45         06/04/2009           1,973,500
   2,083,270   SCALDIS CAPITAL LIMITED++(P)                                      0.45         06/05/2009           2,083,113
   1,592,605   SHEFFIELD RECEIVABLES CORPORATION++                               0.30         06/02/2009           1,592,565
   1,644,686   SHEFFIELD RECEIVABLES CORPORATION++                               0.30         06/05/2009           1,644,604
   4,605,122   SOCIETE GENERALE BANNON LLC                                       0.32         06/25/2009           4,605,122
   3,289,373   STARBIRD FUNDING CORPORATION++(P)                                 0.30         06/15/2009           3,288,934
   3,289,373   STRAIGHT A FUNDING LLC++(P)                                       0.28         06/24/2009           3,288,733
   1,049,200   SVENSKA HANDELSBANKEN (NEW YORK)                                  1.00         06/12/2009           1,049,484
   1,644,686   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(P)           0.25         06/03/2009           1,644,641
   2,741,144   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(P)           0.30         06/18/2009           2,740,710
   4,387,695   THUNDER BAY FUNDING INCORPORATED++(P)                             0.30         06/01/2009           4,387,621
   4,385,831   TULIP FUNDING CORPORATION++(P)                                    0.26         06/26/2009           4,384,975
     723,662   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS                 0.35         07/01/2032             723,662
   2,083,270   UBS AG (STAMFORD CT)                                              1.34         06/02/2009           2,083,450
   2,741,144   UBS FINANCE (DELAWARE) LLC                                        0.20         06/01/2009           2,741,114
   4,605,122   UNICREDITO ITALIANO (NEW YORK)                                    0.45         06/30/2009           4,605,140
     328,937   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS                 0.58         12/15/2040             328,937
     986,812   VERSAILLES CP LLC++(P)                                            0.50         06/03/2009             986,757
     438,583   VERSAILLES CP LLC++(P)                                            0.55         06/02/2009             438,563
   1,762,661   VICTORIA FINANCE LLC+++/-####(A)(I)                               0.32         08/07/2008             740,318
   1,755,200   VICTORIA FINANCE LLC+++/-####(A)(I)                               0.34         05/02/2008             737,184

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2009 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL      SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  2,783,213   VICTORIA FINANCE LLC+++/-####(A)(I)                               0.66%        04/03/2008    $      1,168,952
                                                                                                                 213,597,950
                                                                                                            ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $266,098,720)                                                      262,280,670
                                                                                                            ----------------
SHORT-TERM INVESTMENTS: 6.87%
  75,428,039   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       75,428,039
                                                                                                            ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $75,428,039)                                                                   75,428,039
                                                                                                            ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,386,624,239)*                                             129.02%                                  $  1,416,139,478
OTHER ASSETS AND LIABILITIES, NET                                  (29.02)                                      (318,542,928)
                                                                   ------                                   ----------------
TOTAL NET ASSETS                                                   100.00%                                  $  1,097,596,550
                                                                   ------                                   ----------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

(L)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,259,559.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN LOCAL CURRENCY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I) ILLIQUID SECURITY.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $75,428,039.

(P)  ASSET-BACKED COMMERIAL PAPER

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,387,484,167 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $33,333,289
GROSS UNREALIZED DEPRECIATION                 (4,677,978)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $28,655,311

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
CORPORATE BONDS & NOTES: 7.63%
CHEMICALS & ALLIED PRODUCTS: 0.64%
$    700,000   BASF FINANCE EUROPE NV+/-++                                       1.12%      11/20/2009 $             693,986
                                                                                                            ----------------
DOMESTIC BANKS: 1.56%
     100,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-SS                0.75         11/15/2029             100,000
     500,000   BANK OF AMERICA NA+/-                                             0.97         02/05/2010             500,118
     500,000   HSBC USA INCORPORATED+/-                                          1.56         10/15/2009             498,073
     600,000   SEARIVER MARITIME INCORPORATED+/-SS(I)                            2.00         10/01/2011             600,000
                                                                                                                   1,698,191
                                                                                                            ----------------
FINANCIAL SERVICES: 0.69%
     750,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                          0.88         09/25/2009             750,503
                                                                                                            ----------------
FOREIGN BANKS: 4.37%
     750,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++      0.96         09/10/2009             748,425
     500,000   COMMONWEALTH BANK OF AUSTRALIA+/-++                               1.40         10/02/2009             500,106
   1,400,000   RABOBANK NEDERLAND NV+/-++                                        1.18         10/09/2009           1,400,654
     500,000   ROYAL BANK OF CANADA+/-++                                         1.18         10/15/2009             500,418
   1,100,000   ROYAL BANK OF SCOTLAND PLC+/-++                                   1.72         10/09/2009           1,089,004
     500,000   SVENSKA HANDELSBANKEN AB+/-++                                     1.46         08/25/2009             498,643
                                                                                                                   4,737,250
                                                                                                            ----------------
SPECIAL PURPOSE ENTITY: 0.37%
     100,000   GBG LLC CUSTODY RECEIPTS+/-++SS                                   0.65         09/01/2027             100,000
     300,000   LTF REAL ESTATE VRDN I LLC+/-++SS                                 1.00         06/01/2033             300,000
                                                                                                                     400,000
                                                                                                            ----------------
TOTAL CORPORATE BONDS & NOTES (COST $8,300,000)                                                                    8,279,930
                                                                                                            ----------------
MUNICIPAL BONDS & NOTES: 5.58%
CALIFORNIA: 0.87%
     200,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA
               LOC)+/-SS                                                         0.20         07/01/2035             200,000
     300,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA
               LOC)+/-SS                                                         0.20         07/01/2033             300,000
     200,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
               REVENUE, FIRST SECURITY BANK LOC)+/-SS                            0.75         05/01/2017             200,000
     250,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
               LOC)+/-SS                                                         0.15         02/01/2035             250,000
                                                                                                                     950,000
                                                                                                            ----------------
COLORADO: 0.92%
     350,000   COLORADO HFA SINGLE TAXABLE CL I SERIES A-2 (HOUSING
               REVENUE, DEXIA INSURED)+/-SS                                      1.90         05/01/2038             350,000
     250,000   COLORADO HFA TAXABLE MULTIFAMILY PROJECT B II (HOUSING
               REVENUE, FNMA INSURED)+/-SS                                       0.90         05/01/2049             250,000
     400,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
               REVENUE, FIRST SECURITY BANK LOC)+/-SS                            2.00         12/15/2037             400,000
                                                                                                                   1,000,000
                                                                                                            ----------------
FLORIDA: 0.46%
     500,000   FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES
               C (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-SS                 0.26         10/01/2035             500,000
                                                                                                            ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
MINNESOTA: 0.24%
$    260,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
               REVENUE, GO OF AUTHORITY)+/-SS                                    0.60%        07/01/2048    $        260,000
                                                                                                            ----------------
NEBRASKA: 0.28%
     300,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY CREIGHTON UNIVERSITY
               PROJECTS (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
               LOC)+/-SS                                                         0.25         07/01/2035             300,000
                                                                                                            ----------------
NEW JERSEY: 0.18%
     195,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
               SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)+/-SS                                                         1.75         11/01/2037             195,000
                                                                                                            ----------------
NEW YORK: 0.28%
     300,000   TRIBOROUGH NEW YORK BRIDGE & TUNNEL AUTHORITY SERIES B (TOLL
               ROAD REVENUE, STATE STREET BANK & TRUST LOC)+/-SS                 0.17         01/01/2032             300,000
                                                                                                            ----------------
OHIO: 0.51%
     300,000   OHIO HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM (HOUSING
               REVENUE, GNMA INSURED)+/-SS                                       0.80         09/01/2029             300,000
     250,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
               (HOUSING REVENUE, GNMA INSURED)+/-SS                              0.82         09/01/2039             250,000
                                                                                                                     550,000
                                                                                                            ----------------
TENNESSEE: 0.83%
      600,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
               BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS        0.26         07/01/2034             600,000
     300,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER
               REVENUE, BANK OF AMERICA NA LOC)+/-SS                             0.26         02/01/2036             300,000
                                                                                                                     900,000
                                                                                                            ----------------
TEXAS: 0.09%
     100,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
               (OTHER REVENUE, NATIONS BANK NA LOC)+/-SS                         0.50         06/01/2045             100,000
                                                                                                            ----------------
WISCONSIN: 0.92%
   1,000,000   WISCONSIN STATE HEFA MERITER HOSPITAL INCORPORATED SERIES A
               (HCFR, US BANK NA LOC)+/-SS                                       0.20         12/01/2024           1,000,000
                                                                                                            ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $6,055,000)                                                                    6,055,000
                                                                                                            ----------------
COMMERCIAL PAPER: 50.34%
     300,000   ABN-AMRO NORTH AMERICA FINANCE INCORPORATED##                     0.30         06/29/2009             299,930
   1,000,000   ALLIED IRISH BANKS NA++##                                         0.47         06/02/2009             999,987
     500,000   ALLIED IRISH BANKS NA++##                                         1.66         07/08/2009             499,645
   1,000,000   AMSTEL FUNDING CORPORATION++##(P)                                 2.00         06/26/2009             998,611
     341,000   AMSTEL FUNDING CORPORATION++##(P)                                 2.15         06/01/2009             341,000
     250,000   AMSTERDAM FUNDING CORPORATION++##(P)                              0.88         06/05/2009             249,976
     250,000   ANTALIS US FUNDING CORPORATION++##(P)                             0.70         07/22/2009             249,752
     500,000   ANTALIS US FUNDING CORPORATION++##(P)                             0.80         06/09/2009             499,911
     250,000   ANTALIS US FUNDING CORPORATION++##(P)                             1.05         06/01/2009             250,000
     500,000   ANZ NATIONAL (INTERNATIONAL) LIMITED++##                          0.57         09/08/2009             499,216
     250,000   ANZ NATIONAL (INTERNATIONAL) LIMITED++##                          0.85         08/24/2009             249,504
     500,000   ASB FINANCE LIMITED (LONDON)++##                                  0.68         09/25/2009             498,904
     250,000   ASB FINANCE LIMITED (LONDON)++##                                  0.82         07/08/2009             249,789
     800,000   ASB FINANCE LIMITED (LONDON)++##                                  1.58         07/22/2009             798,209
     250,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(P)                  0.43         07/27/2009             249,833
     500,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(P)                  0.47         07/09/2009             499,752
     750,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(P)                  1.10         09/18/2009             747,502
     500,000   BANK OF IRELAND++##                                               1.05         06/17/2009             499,767
     400,000   BNZ INTERNATIONAL FUNDING++##                                     1.29         06/09/2009             399,922

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
COMMERCIAL PAPER (continued)
$    500,000   CBA (DELAWARE) FINANCE##                                          0.40%        07/06/2009    $        499,806
   1,000,000   DANSKE CORPORATION++##                                            0.38         08/17/2009             999,188
     250,000   DANSKE CORPORATION++##                                            0.85         06/23/2009             249,870
     500,000   DNB NOR BANK ASA++##                                              0.75         09/09/2009             498,958
     800,000   DNB NOR BANK ASA++##                                              1.73         07/06/2009             799,512
     400,000   E.ON AG++##                                                       0.40         06/01/2009             400,000
     500,000   E.ON AG++##                                                       0.70         06/30/2009             499,718
     400,000   E.ON AG++##                                                       0.85         06/09/2009             399,924
     250,000   E.ON AG++##                                                       0.87         06/10/2009             249,946
   1,000,000   EBBETS FUNDING LLC++##(P)                                         0.50         06/02/2009             999,986
     250,000   EDISON ASSET SECURITIZATION LLC++##(P)                            0.50         07/27/2009             249,806
     750,000   EKSPORTFINANS ASA++##                                             1.50         09/02/2009             747,094
   1,000,000   ELYSIAN FUNDING LLC++##(P)                                        0.50         06/03/2009             999,972
   1,000,000   FORTIS FUNDING LLC++##                                            0.23         06/01/2009           1,000,000
     500,000   GDF SUEZ++##                                                      0.35         07/24/2009             499,742
     500,000   GDF SUEZ++##                                                      0.35         07/28/2009             499,723
     500,000   GEMINI SECURITIZATION CORPORATION LLC++##(P)                      0.52         07/28/2009             499,588
     500,000   GEMINI SECURITIZATION CORPORATION LLC++##(P)                      0.53         07/22/2009             499,625
     250,000   GEMINI SECURITIZATION CORPORATION LLC++##(P)                      0.60         07/07/2009             249,850
     250,000   ICICI BANK LIMITED##                                              1.33         07/16/2009             249,584
     300,000   ING (US) FUNDING LLC##                                            0.37         08/28/2009             299,729
     500,000   ING (US) FUNDING LLC##                                            0.75         07/07/2009             499,625
     200,000   ING (US) FUNDING LLC##                                            1.71         07/01/2009             199,885
   1,000,000   INTESA FUNDING LLC##                                              0.26         06/04/2009             999,978
     500,000   INTESA FUNDING LLC##                                              0.94         06/16/2009             499,804
   1,000,000   IRISH LIFE & PERMANENT PLC++##                                    0.55         06/02/2009             999,985
   1,000,000   JUPITER SECURITIZATION COMPANY LLC++##(P)                         0.25         06/01/2009           1,000,000
     600,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED++##                2.15         06/25/2009             599,685
   1,000,000   KITTY HAWK FUNDING CORPORATION++##(P)                             0.40         07/27/2009             999,378
   1,000,000   LIBERTY STREET FUNDING LLC++##(P)                                 0.27         06/15/2009             999,895
   1,000,000   LMA AMERICAS LLC++##(P)                                           0.28         06/17/2009             999,876
     500,000   MATCHPOINT MASTER TRUST++##(P)                                    0.60         07/06/2009             499,708
   1,000,000   NATIONWIDE BUILDING SOCIETY++##                                   0.65         08/26/2009             998,447
     700,000   NATIONWIDE BUILDING SOCIETY++##                                   1.47         06/05/2009             699,886
   1,000,000   PARK AVENUE RECEIVABLES++##(P)                                    0.25         06/08/2009             999,951
     400,000   PRUDENTIAL PLC++##                                                1.35         06/03/2009             399,970
     250,000   PRUDENTIAL PLC++##                                                1.52         06/16/2009             249,842
     500,000   PRUDENTIAL PLC++##                                                1.80         07/15/2009             498,900
     500,000   RANGER FUNDING COMPANY LLC++##(P)                                 0.50         08/07/2009             499,535
     250,000   RANGER FUNDING COMPANY LLC++##(P)                                 0.50         08/14/2009             249,743
   1,000,000   RANGER FUNDING COMPANY LLC++##(P)                                 0.55         06/05/2009             999,939
   1,000,000   REGENCY MARKETS # 1 LLC++##(P)                                    0.31         06/17/2009             999,862
     900,000   REGENCY MARKETS # 1 LLC++##(P)                                    0.36         06/12/2009             899,901
     700,000   ROMULUS FUNDING CORPORATION++##(P)                                0.95         07/10/2009             699,280
   1,000,000   SALISBURY RECEIVABLES COMPANY++##(P)                              0.32         06/02/2009             999,991
   1,000,000   SALISBURY RECEIVABLES COMPANY++##(P)                              0.35         06/08/2009             999,932
     500,000   SAN PAOLO IMI US FINANCIAL COMPANY##                              0.82         07/02/2009             499,647
   1,000,000   SCALDIS CAPITAL LLC++##(P)                                        0.45         06/04/2009             999,963
   1,000,000   SCALDIS CAPITAL LLC++##(P)                                        0.45         06/05/2009             999,950
   1,000,000   SOCIETE GENERALE NORTH AMERICA##                                  1.15         07/01/2009             999,042
     750,000   STADSHYPOTEK (DELAWARE)++##                                       1.15         06/18/2009             749,593
     700,000   STRAIGHT-A FUNDING LLC++##(P)                                     0.39         08/25/2009             699,355
   1,000,000   SURREY FUNDING CORPORATION++##(P)                                 0.35         06/09/2009             999,922
   1,000,000   SWEDBANK AB++##                                                   0.55         12/22/2009             996,883
     300,000   SWEDBANK AB++##                                                   0.87         02/09/2010             298,166
     300,000   SWEDISH EXPORT CREDIT##                                           0.85         07/01/2009             299,788
     500,000   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++##(P)         0.55         07/30/2009             499,549
     500,000   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++##(P)         0.90         06/15/2009             499,825
     445,000   THUNDER BAY FUNDING LLC++##(P)                                    0.27         06/11/2009             444,967
     827,000   THUNDER BAY FUNDING LLC++##(P)                                    0.32         06/01/2009             827,000
     300,000   TICONDEROGA FUNDING LLC++##(P)                                    0.27         06/18/2009             299,962
     500,000   TULIP FUNDING CORPORATION++##(P)                                  0.60         07/09/2009             499,683
     300,000   UBS FINANCE (DELAWARE) LLC##                                      0.42         07/14/2009             299,850

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
COMMERCIAL PAPER (continued)
$    700,000   UBS FINANCE (DELAWARE) LLC##                                      0.48%        07/28/2009    $        699,468
     500,000   UBS FINANCE (DELAWARE) LLC##                                      1.25         07/07/2009             499,375
     400,000   UBS FINANCE (DELAWARE) LLC##                                      1.40         06/10/2009             399,860
     250,000   UNICREDITO ITALIANO BANK (IRELAND)++##                            1.25         07/16/2009             249,609
     864,678   VICTORIA FINANCE LLC+/-++####(A)(I) (P)                           4.82         01/17/2008             406,399
     500,000   WESTPAC SECURITIES (NEW ZEALAND) LIMITED++##                      1.12         07/02/2009             499,518
     750,000   WESTPAC SECURITIES (NEW ZEALAND) LIMITED++##                      1.40         07/20/2009             748,571
     250,000   WINDMILL FUNDING CORPORATION++##(P)                               0.75         07/27/2009             249,708
     500,000   WINDMILL FUNDING CORPORATION++##(P)                               0.85         07/13/2009             499,504
     500,000   YORKTOWN CAPITAL LLC++##(P)                                       0.50         08/03/2009             499,563
TOTAL COMMERCIAL PAPER (COST $55,086,720)                                                                         54,630,549
                                                                                                            ----------------
EXTENDABLE BONDS: 0.92%
   1,000,000   JPMORGAN CHASE & COMPANY+/-                                       1.38         06/02/2009           1,000,000
TOTAL EXTENDABLE BONDS (COST $1,000,020)                                                                           1,000,000
                                                                                                            ----------------
MEDIUM TERM NOTES: 2.53%
   1,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                           0.42         10/09/2009           1,498,971
     750,000   ING (USA) GLOBAL FUNDING TRUST+/-(I)                              1.75         10/19/2009             743,056
     500,000   JPMORGAN CHASE & COMPANY+/-                                       1.28         06/26/2009             500,256
TOTAL MEDIUM TERM NOTES (COST $2,750,198)                                                                          2,742,283
                                                                                                            ----------------
SECURED MASTER NOTE AGREEMENT: 2.44%
   1,641,000   BANK OF AMERICA SECURITIES+/-SS                                   0.38         09/09/2034           1,641,000
   1,000,000   CITIGROUP GLOBAL+/-SS                                             0.72         09/09/2049           1,000,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $2,641,000)                                                              2,641,000
                                                                                                            ----------------
TIME DEPOSITS: 8.30%
   1,000,000   BANCO BILBAO VIZCAYA (LONDON)                                     0.22         06/01/2009           1,000,000
   1,000,000   BANK OF IRELAND                                                   0.40         06/02/2009           1,000,000
   1,000,000   BNP PARIBAS PARIS                                                 0.24         06/01/2009           1,000,000
   1,000,000   DANSKE BANK A S COPENHAGEN                                        0.38         06/01/2009           1,000,000
   1,000,000   DEXIA CREDIT LOCAL DE FRANCE                                      0.35         06/01/2009           1,000,000
   1,000,000   KBC BANK NV BRUSSELS                                              0.35         06/01/2009           1,000,000
   1,000,000   NATIXIS                                                           0.28         06/04/2009           1,000,000
   1,000,000   NORDEA BANK AB                                                    0.18         06/01/2009           1,000,000
   1,000,000   ROYAL BANK OF SCOTLAND PLC                                        0.25         06/01/2009           1,000,000
TOTAL TIME DEPOSITS (COST $9,000,000)                                                                              9,000,000
                                                                                                            ----------------
CERTIFICATES OF DEPOSIT: 8.29%
     550,000   BANCO BILBAO VIZCAYA ARGENTINA (NEW YORK)                         0.45         10/01/2009             550,000
     500,000   BANK OF IRELAND (STAMFORD)                                        1.92         06/22/2009             500,315
   2,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                1.33         08/14/2009           1,996,125
     300,000   BARCLAYS BANK PLC (NEW YORK)+/-                                   1.11         04/07/2010             299,997
     500,000   BARCLAYS BANK PLC (NEW YORK)+/-                                   1.35         06/18/2009             500,291
     500,000   BARCLAYS BANK PLC (NEW YORK)+/- SS                                1.47         11/04/2009             500,162
     500,000   CALYON (NEW YORK)                                                 0.82         09/02/2009             500,013
     750,000   CALYON (NEW YORK)                                                 0.83         06/23/2009             750,000
     900,000   LLOYDS TSB BANK PLC                                               1.49         07/09/2009             900,784
     250,000   NATIONAL AUSTRALIA BANK (NEW YORK)                                0.57         07/09/2009             250,000
     500,000   RABOBANK NEDERLAND NV (NEW YORK)                                  0.75         11/09/2009             500,000
     500,000   ROYAL BANK OF CANADA (NEWYORK)+/-                                 1.51         10/01/2009             500,198
     500,000   SOCIETE GENERALE (NEW YORK)+/-                                    1.03         04/05/2010             500,081
     750,000   UNICREDIT ITALIANO (NEW YORK)+/-                                  1.05         10/14/2009             750,749
TOTAL CERTIFICATES OF DEPOSIT (COST $9,000,022)                                                                    8,998,715
                                                                                                            ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2009 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE         VALUE
------------   ----------------------------------------------------------   -------------   -------------   ----------------
REPURCHASE AGREEMENTS: 14.96%
$  5,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $5,000,075)                 0.18%        06/01/2009    $      5,000,000
   1,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $1,000,025)                 0.30         06/01/2009           1,000,000
   7,239,099   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $7,239,220)                 0.20         06/01/2009           7,239,099
   1,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $1,000,027)                 0.32         06/01/2009           1,000,000
   1,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $1,000,015)                            0.18         06/01/2009           1,000,000
   1,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $1,000,048)                 0.57         06/01/2009           1,000,000
TOTAL REPURCHASE AGREEMENTS (COST $16,239,099)                                                                    16,239,099
                                                                                                            ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $110,072,059)*                                               100.99%                                  $    109,586,576
OTHER ASSETS AND LIABILITIES, NET                                   (0.99)                                        (1,069,815)
                                                                   ------                                   ----------------
TOTAL NET ASSETS                                                   100.00%                                  $    108,516,761
                                                                   ------                                   ----------------

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.


#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(P)  ASSET-BACKED COMMERCIAL PAPER

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $110,072,059 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $   6,529
GROSS UNREALIZED DEPRECIATION                 (492,012)
                                             ---------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(485,483)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MASTER PORTFOLIOS NOTES

NOTES TO PORTFOLIO OF INVESTMENT

     The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

     Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Investments in other mutual funds (the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

     Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

     Debt securities of sufficient credit quality with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Money Market Portfolio invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

     The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Money Market Portfolio maintains an accumulating net asset value.

     Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Funds' investments in securities:

                                                                                   TOTAL FAIR
                                                                                   VALUE AS OF
PORTFOLIO                             LEVEL 1          LEVEL 2        LEVEL 3      05/31/2009
---------                         --------------   --------------   ----------   --------------
Diversified Fixed Income
   Portfolio                      $  124,110,759   $1,288,428,838   $3,599,881   $1,416,139,478
Diversified Stock Portfolio        1,178,830,727      610,959,119    7,753,935    1,797,543,781
Short-Term Investment Portfolio                0      106,435,627    3,150,949      109,586,576

The following is a summary of the inputs used as of May 31, 2009 in valuing the Funds' investments in other financial instruments:*

                                                                    TOTAL UNREALIZED
PORTFOLIO                       LEVEL 1    LEVEL 2   LEVEL 3   APPRECIATION/(DEPRECIATION)
---------                     ----------   -------   -------   ---------------------------
Diversified Stock Portfolio   $1,080,735     $0         $0             $1,080,735

* Other financial instruments include: futures, options, sale commitments, and swaps.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                      Diversified Fixed   Diversified Stock        Short-Term
                                       Income Portfolio       Portfolio       Investment Portfolio
                                      -----------------   -----------------   --------------------
BALANCE AS OF  02/28/2009                 $4,489,374         $11,425,032           $ 6,175,727
    Accrued discounts/premiums                     0                   0                     0
    Realized gain (loss)                           0                   0                 7,742
    Unrealized
       appreciation/(depreciation)          (488,780)         (1,578,516)              (32,520)
    Net purchases (sales)                   (400,713)         (1,925,831)           (3,000,000)
    Transfer in (out) of Level 3                  (0)           (166,750)                    0
BALANCE AS OF 05/31/2009                  $3,599,881         $ 7,753,935           $ 3,150,949

The following is a summary of the unrealized appreciation (depreciation) associated with Level 3 securities held as of May 31, 2009:

                                                          Diversified                     Short-Term
                                                         Fixed Income     Diversified     Investment
                                                           Portfolio    Stock Portfolio    Portfolio
                                                         ------------   ---------------   ----------
Change in unrealized appreciation (depreciation)
   relating to securities held at the end of reporting
   period                                                 $(488,780)      $(1,578,516)     $(32,520)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FUTURES CONTRACTS

Certain Funds are subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives through its investments in futures contracts. Certain Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

As of May 31, 2009, the Portfolio listed below held the following future contracts:

                                                                                    NET UNREALIZED
                                                                                      EXPIRATION
                                                                                    NET UNREALIZED
                                                                                     APPRECIATION
    PORTFOLIO       CONTRACTS       TYPE        EXPIRATION DATE   NOTIONAL AMOUNT   (DEPRECIATION)
-----------------   ---------   -------------   ---------------  ----------------   --------------
Diversified Stock   241 Long    Mid Cap 400        June 2009        $13,504,927        $352,573
Portfolio                       Future
                    291 Long    Russell 2000       June 2009         14,094,636         504,834
                                Mini
                    347 Long    S&P 500 EMini      June 2009         15,705,707         223,328

The total notional amounts of futures contracts in the table above are representative of the volume of derivative activities during the period ended May 31, 2009.

OTHER

     For more information regarding the Funds and their holdings, please see the Funds most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: July 21, 2009


                                        By: /s/ Jeremy M. DePalma

                                            Jeremy M. DePalma
                                            Treasurer

                                        Date: July 21, 2009


                                        By: /s/ David S. Berardi

                                            David S. Berardi
                                            Treasurer

                                        Date: July 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: July 21, 2009


                                        By: /s/ Jeremy M. DePalma

                                            Jeremy M. DePalma
                                            Treasurer

                                        Date: July 21, 2009


                                        By: /s/ David S. Berardi

                                            David S. Berardi
                                            Treasurer

                                        Date: July 21, 2009